                                                                               .
                                                                               .
                                                                               .

                               TABLE OF CONTENTS

President's Letter..........................................      3
Performance Summaries.......................................      4

NYLIAC Variable Annuity Separate Account - III
Financial Statements........................................     41
Statement of Assets and Liabilities.........................     42
Statement of Operations.....................................     56
Statement of Changes in Net Assets..........................     64
Notes to Financial Statements...............................     78
Report of Independent Auditors..............................    144

MainStay VP Series Fund, Inc.
Chairman's Letter...........................................    M-1
Definition of Indices.......................................    M-2
Portfolio Managers' Commentaries............................    M-4
Directors and Officers......................................   M-88
Bond Portfolio - Initial and Service Class..................   M-92
Capital Appreciation Portfolio - Initial and Service
  Class.....................................................  M-101
Cash Management Portfolio...................................  M-108
Common Stock Portfolio - Initial and Service Class..........  M-115
Convertible Portfolio - Initial and Service Class...........  M-127
Government Portfolio - Initial and Service Class............  M-137
High Yield Corporate Bond Portfolio - Initial and Service
  Class.....................................................  M-145
International Equity Portfolio - Initial and Service
  Class.....................................................  M-162
Mid Cap Core Portfolio - Initial and Service Class..........  M-170
Mid Cap Growth Portfolio - Initial and Service Class........  M-180
Mid Cap Value Portfolio - Initial and Service Class.........  M-186
S&P 500 Index Portfolio - Initial and Service Class.........  M-192
Small Cap Growth Portfolio - Initial and Service Class......  M-204
Total Return Portfolio - Initial and Service Class..........  M-211
Value Portfolio - Initial and Service Class.................  M-226
American Century Income & Growth Portfolio - Initial and
  Service Class.............................................  M-234
Dreyfus Large Company Value Portfolio - Initial and Service
  Class.....................................................  M-242
Eagle Asset Management Growth Equity Portfolio - Initial and
  Service Class.............................................  M-248
Lord Abbett Developing Growth Portfolio - Initial and
  Service Class.............................................  M-254
Notes to Financial Statements...............................  M-261
Report of Independent Auditors..............................  M-279

The Annual Reports for the Portfolios listed below follow:
Alger American Small Capitalization - Class O and Class S
  Shares
Calvert Social Balanced
Colonial Small Cap Value Fund, Variable Series - Class B
Dreyfus IP Technology Growth - Initial Shares and Service
  Shares
Fidelity(R) Variable Insurance Products Fund
  Contrafund(R) - Initial Class and Service Class 2
Fidelity(R) Variable Insurance Products Fund Equity
  Income - Initial Class and Service Class 2
Fidelity(R) Variable Insurance Products Fund Mid
  Cap - Service Class 2
Janus Aspen Series Balanced - Institutional Shares and
  Service Shares
Janus Aspen Series Worldwide Growth - Institutional Shares
  and Service Shares
MFS(R) Investors Trust Series - Initial Class and Service
  Class
MFS(R) Research Series - Initial Class and Service Class
MFS(R) Utilities Series - Initial Class and Service Class
Neuberger Berman AMT Mid-Cap Growth - Class I and Class S
T. Rowe Price Equity Income Portfolio and Portfolio - II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity - Class I and Class
  II
Victory VIF Diversified Stock - Class A Shares

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Policyowners:

I am pleased to present the December 31, 2004 Annual Report for your New York Life Insurance and Annuity Corporation variable annuity and/or life policy. This report contains performance information, financial statements, notes and highlights, and other pertinent data for each of the Investment Divisions available under your policy. In addition, each of the portfolio managers provides a discussion of portfolio performance relative to the financial markets and economic conditions. I hope you will take some time to review this information and evaluate the plans you have in place. I also encourage you to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

While the equity markets finished 2004 on a positive note, with the Dow Jones Industrial Average (DJIA)(1), the NASDAQ Composite(2), and S&P500 Index(R)(3) posting their first back-to-back yearly gains since 1999, a complete economic rebound may not be imminent. Ongoing concerns about the war on terrorism, oil prices, unemployment, interest rates, and the growing U.S. budget deficit remind us all of the challenges still to be faced on the road to sustained economic growth. And, as the year came to a close, even these flash points were overshadowed by the devastating tsunami in Asia and the overwhelming--and ongoing--global response to assist those in need.

Although no one knows for certain what the future may bring, I want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

Sincerely,

/s/ Frederick J. Sievert

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

February 2005

(1) Dow Jones Industrial Average (DJIA) is a trademark of, and the property of, Dow Jones and Co., Inc. The DJIA Index is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but also including financial, leisure and other service oriented firms. An investment cannot be made directly into an index.

(2) NASDAQ Composite Index is an unmanaged market value weighted index that measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ stock market and include over 5,000 companies. Each company's security affects the index in proportion to its market value. The market value is calculated throughout the trading day and is related to the total value of the Index. An investment cannot be made directly into an index.

(3) S&P 500(R)--"Standard & Poor's 500 Composite Price Index(R) and S&P 500(R) are trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock-market performance. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.

LIFESTAGES(R) VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                 INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth-Service Shares                   12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity -- Income -- Service Class 2            1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP American Century Income & Growth -- Service
  Class                                                         6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
  (0.16%)(4)                                                   1/29/93       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Dreyfus Large Company Value -- Service Class        6/2/03       6/2/03
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                         6/2/03       6/2/03
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Lord Abbett Developing Growth -- Service Class      6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP S&P 500 Index(5) -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                    ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          14.67       N/A       N/A      N/A         23.52
Calvert Social Balanced                                         6.75      2.85     (0.94)    7.38          6.23
Colonial Small Cap Value, Variable Series -- Class B             N/A       N/A       N/A      N/A           N/A
Dreyfus IP Technology Growth-Service Shares                    (1.17)    (4.36)      N/A      N/A         10.05
Fidelity(R) VIP Contrafund(R) -- Service Class 2               13.55      8.57      0.29      N/A         19.65
Fidelity(R) VIP Equity -- Income -- Service Class 2             9.70      4.74      2.75      N/A         16.02
Fidelity(R) VIP Mid Cap -- Service Class 2                     22.92     14.13     13.21      N/A         28.18
Janus Aspen Series Balanced -- Service Shares                   6.78      3.30      0.10      N/A          7.63
Janus Aspen Series Worldwide Growth -- Service Shares           3.07     (2.71)   (10.25)     N/A         11.54
MainStay VP American Century Income & Growth -- Service
  Class                                                        10.82      3.56     (2.57)     N/A         14.16
MainStay VP Bond -- Service Class                               2.39      4.27      5.65     5.59          0.93
MainStay VP Capital Appreciation -- Service Class               2.45     (4.51)   (10.40)    6.25          8.77
MainStay VP Cash Management -- Current 7-day yield is
  (0.16%)(4)                                                   (0.55)    (0.45)     1.11     2.41          2.33
MainStay VP Common Stock -- Service Class                       9.08      0.34     (4.76)    9.25         14.82
MainStay VP Convertible -- Service Class                        4.38      4.37      0.44      N/A          9.12
MainStay VP Dreyfus Large Company Value -- Service Class        9.55      1.52      0.60      N/A         14.62
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                        (3.92)    (5.10)    (9.09)     N/A          4.22
MainStay VP Government -- Service Class                         1.63      3.25      4.60     5.13         (0.59)
MainStay VP High Yield Corporate Bond -- Service Class         10.88     14.31      7.38      N/A         16.07
MainStay VP International Equity -- Service Class              15.43     11.55     (1.10)     N/A         21.21
MainStay VP Lord Abbett Developing Growth -- Service Class      4.10     (0.30)    (6.39)     N/A         13.06
MainStay VP Mid Cap Core -- Service Class                      20.20     11.12       N/A      N/A         24.81
MainStay VP Mid Cap Growth -- Service Class                    20.60      6.46       N/A      N/A         26.88
MainStay VP Mid Cap Value -- Service Class                     15.62      7.22       N/A      N/A         20.41
MainStay VP S&P 500 Index(5) -- Service Class                   8.68      1.60     (4.16)    9.90         13.64
MainStay VP Small Cap Growth -- Service Class                   7.60      2.78       N/A      N/A         19.06
MainStay VP Total Return -- Service Class                       4.63      0.36     (3.53)    6.84          7.62
MainStay VP Value -- Service Class                              9.46      2.12      3.16      N/A         16.00
MFS(R) Investors Trust Series -- Service Class                  9.58      0.78       N/A      N/A         11.84
MFS(R) Research Series -- Service Class                        13.95      1.23       N/A      N/A         15.74
MFS(R) Utilities Series -- Service Class                       28.04      9.18       N/A      N/A         33.29
Neuberger Berman AMT Mid-Cap Growth -- Class S                 14.42       N/A       N/A      N/A         15.96
T. Rowe Price Equity Income Portfolio -- II                    13.02       N/A       N/A      N/A         16.12
Van Eck Worldwide Hard Assets                                  22.25     18.77     10.20     5.02          7.00
Van Kampen UIF Emerging Markets Equity -- Class II             21.28       N/A       N/A      N/A         38.10
Victory VIF Diversified Stock -- Class A Shares                 8.14      2.15     (0.09)     N/A         11.91
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                        ASSUMING CONTRACT SURRENDERED(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           7.67       N/A       N/A      N/A         19.55
Calvert Social Balanced                                         0.02      0.65     (1.85)    7.38          6.23
Colonial Small Cap Value, Variable Series -- Class B             N/A       N/A       N/A      N/A           N/A
Dreyfus IP Technology Growth-Service Shares                    (7.39)    (6.42)      N/A      N/A          5.81
Fidelity(R) VIP Contrafund(R) -- Service Class 2                6.55      6.55     (0.63)     N/A         15.62
Fidelity(R) VIP Equity -- Income -- Service Class 2             2.78      2.57      1.84      N/A         11.91
Fidelity(R) VIP Mid Cap -- Service Class 2                     15.92     12.31     12.60      N/A         23.21
Janus Aspen Series Balanced -- Service Shares                   0.06      1.08     (0.81)     N/A          3.33
Janus Aspen Series Worldwide Growth -- Service Shares          (3.42)    (4.79)   (11.08)     N/A          7.33
MainStay VP American Century Income & Growth -- Service
  Class                                                         3.84      1.34     (3.47)     N/A          9.89
MainStay VP Bond -- Service Class                              (4.06)     2.08      4.83     5.59         (3.14)
MainStay VP Capital Appreciation -- Service Class              (4.00)    (6.55)   (11.22)    6.25          4.50
MainStay VP Cash Management -- Current 7-day yield is
  (0.16%)(4)                                                   (6.82)    (2.58)     0.18     2.41          2.33
MainStay VP Common Stock -- Service Class                       2.21     (1.81)    (5.63)    9.25         10.68
MainStay VP Convertible -- Service Class                       (2.20)     2.18     (0.48)     N/A          4.85
MainStay VP Dreyfus Large Company Value -- Service Class        2.65     (0.66)    (0.32)     N/A         10.47
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                        (9.97)    (7.14)    (9.93)     N/A          0.00
MainStay VP Government -- Service Class                        (4.77)     1.03      3.75     5.13         (4.61)
MainStay VP High Yield Corporate Bond -- Service Class          3.90     12.49      6.62      N/A         11.96
MainStay VP International Equity -- Service Class               8.43      9.64     (2.01)     N/A         17.20
MainStay VP Lord Abbett Developing Growth -- Service Class     (2.46)    (2.44)    (7.25)     N/A          8.82
MainStay VP Mid Cap Core -- Service Class                      13.20      9.20       N/A      N/A         20.87
MainStay VP Mid Cap Growth -- Service Class                    13.60      4.36       N/A      N/A         22.98
MainStay VP Mid Cap Value -- Service Class                      8.62      5.15       N/A      N/A         16.39
MainStay VP S&P 500 Index(5) -- Service Class                   1.84     (0.58)    (5.04)    9.90          9.48
MainStay VP Small Cap Growth -- Service Class                   0.82      0.57       N/A      N/A         15.01
MainStay VP Total Return -- Service Class                      (1.97)    (1.79)    (4.42)    6.84          3.32
MainStay VP Value -- Service Class                              2.56     (0.07)     2.26      N/A         11.89
MFS(R) Investors Trust Series -- Service Class                  2.67     (1.38)      N/A      N/A          7.57
MFS(R) Research Series -- Service Class                         6.95     (0.94)      N/A      N/A         11.56
MFS(R) Utilities Series -- Service Class                       21.04      7.19       N/A      N/A         27.35
Neuberger Berman AMT Mid-Cap Growth -- Class S                  7.42       N/A       N/A      N/A         11.58
T. Rowe Price Equity Income Portfolio -- II                     6.02       N/A       N/A      N/A         12.01
Van Eck Worldwide Hard Assets                                  15.25     17.09      9.52     5.02          7.00
Van Kampen UIF Emerging Markets Equity -- Class II             14.28       N/A       N/A      N/A         34.38
Victory VIF Diversified Stock -- Class A Shares                 1.32     (0.05)    (1.00)     N/A          4.91
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.40%. A POLICY SERVICE FEE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $20,000.00 THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $20,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003 (CONTINUED)      INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares          9/21/88      10/1/96
Calvert Social Balanced                                         9/2/86       5/1/95
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class 2                1/3/95      10/1/96
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      10/1/96
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      10/1/96
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      10/1/96
MainStay VP American Century Income & Growth -- Initial
  Class                                                         5/1/98       5/1/98
MainStay VP Bond -- Initial Class                              1/23/84       5/1/95
MainStay VP Capital Appreciation -- Initial Class              1/29/93       5/1/95
MainStay VP Cash Management -- Current 7-day yield is
  (0.16%)(4)                                                   1/29/93       5/1/95
MainStay VP Common Stock -- Initial Class                      1/23/84       5/1/95
MainStay VP Convertible -- Initial Class                       10/1/96      10/1/96
MainStay VP Dreyfus Large Company Value -- Initial Class        5/1/98       5/1/98
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         5/1/98       5/1/98
MainStay VP Government -- Initial Class                        1/29/93       5/1/95
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95       5/1/95
MainStay VP International Equity -- Initial Class               5/1/95       5/1/95
MainStay VP Lord Abbett Developing Growth -- Initial Class      5/1/98       5/1/98
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/6/01
MainStay VP S&P 500 Index(5) -- Initial Class                  1/29/93       5/1/95
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                      1/29/93       5/1/95
MainStay VP Value -- Initial Class                              5/1/95       5/1/95
MFS(R) Investors Trust Series -- Initial Class                 10/9/95       5/1/98
MFS(R) Research Series -- Initial Class                        7/26/95       5/1/98
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
T. Rowe Price Equity Income Portfolio                          3/31/94       5/1/98
Van Eck Worldwide Hard Assets                                   9/1/89       5/1/98
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      10/1/96
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                    ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003 (CONTINUED)         1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          14.95      5.49    (10.15)     4.25        (0.10)
Calvert Social Balanced                                         6.75      2.85     (0.94)     7.38         6.23
Colonial Small Cap Value, Variable Series -- Class B             N/A       N/A       N/A       N/A          N/A
Dreyfus IP Technology Growth -- Initial Shares                 (0.94)    (4.13)   (16.00)      N/A        (4.01)
Fidelity(R) VIP Contrafund(R) -- Initial Class 2               13.87      8.84      0.54       N/A         9.43
Fidelity(R) VIP Equity-Income -- Initial Class                  9.98      5.00      3.01      9.77         7.17
Fidelity(R) VIP Mid Cap -- Service Class 2                     22.92     14.13     13.21       N/A        28.18
Janus Aspen Series Balanced -- Institutional Shares             7.01      3.55      0.12     10.95         9.12
Janus Aspen Series Worldwide Growth -- Institutional Shares     3.32     (2.46)   (10.01)     8.89         5.20
MainStay VP American Century Income & Growth -- Initial
  Class                                                        11.09      3.81     (2.33)      N/A         1.69
MainStay VP Bond -- Initial Class                               2.64      4.53      5.91      5.87         5.03
MainStay VP Capital Appreciation -- Initial Class               2.70     (4.27)   (10.18)     6.53         5.47
MainStay VP Cash Management -- Current 7-day yield is
  (0.16%)(4)                                                   (0.55)    (0.45)     1.11      2.41         2.33
MainStay VP Common Stock -- Initial Class                       9.35      0.59     (4.53)     9.51         8.70
MainStay VP Convertible -- Initial Class                        4.63      4.63      0.69       N/A         7.08
MainStay VP Dreyfus Large Company Value -- Initial Class        9.82      1.77      0.85       N/A         1.69
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                        (3.68)    (4.86)    (8.86)      N/A         2.75
MainStay VP Government -- Initial Class                         1.88      3.50      5.23      5.36         4.65
MainStay VP High Yield Corporate Bond -- Initial Class         11.15     14.58      7.63       N/A         8.92
MainStay VP International Equity -- Initial Class              15.71     11.82     (0.86)      N/A         6.37
MainStay VP Lord Abbett Developing Growth -- Initial Class      4.37     (0.05)    (6.15)      N/A        (2.14)
MainStay VP Mid Cap Core -- Initial Class                      20.50     11.40       N/A       N/A         7.60
MainStay VP Mid Cap Growth -- Initial Class                    20.90      6.72       N/A       N/A         2.90
MainStay VP Mid Cap Value -- Initial Class                     15.90      7.48       N/A       N/A         5.85
MainStay VP S&P 500 Index(5) -- Initial Class                   8.95      1.85     (3.92)    10.18         8.87
MainStay VP Small Cap Growth -- Initial Class                   7.88      3.03       N/A       N/A         1.05
MainStay VP Total Return -- Initial Class                       4.89      0.61     (3.29)     7.12         6.22
MainStay VP Value -- Initial Class                              9.73      2.37      3.41       N/A         7.49
MFS(R) Investors Trust Series -- Initial Class                  9.80      1.02     (3.40)      N/A        (1.01)
MFS(R) Research Series -- Initial Class                        14.24      1.49     (5.30)      N/A         0.14
MFS(R) Utilities Series -- Service Class                       28.04      9.18       N/A       N/A        33.29
Neuberger Berman AMT Mid-Cap Growth -- Class S                 14.42       N/A       N/A       N/A        15.96
T. Rowe Price Equity Income Portfolio                          13.32      6.31      6.03     11.42         5.10
Van Eck Worldwide Hard Assets                                  22.25     18.77     10.20      5.02         7.00
Van Kampen UIF Emerging Markets Equity -- Class I              21.40     17.20     (2.31)      N/A         2.95
Victory VIF Diversified Stock -- Class A Shares                 8.14      2.15     (0.09)      N/A        11.91
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                        ASSUMING CONTRACT SURRENDERED(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003 (CONTINUED)         1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           7.95      3.35    (10.97)     4.25        (0.10)
Calvert Social Balanced                                         0.02      0.65     (1.85)     7.38         6.23
Colonial Small Cap Value, Variable Series -- Class B             N/A       N/A       N/A       N/A          N/A
Dreyfus IP Technology Growth -- Initial Shares                 (7.18)    (6.19)   (16.77)      N/A        (5.53)
Fidelity(R) VIP Contrafund(R) -- Initial Class 2                6.87      6.84     (0.38)      N/A         9.43
Fidelity(R) VIP Equity-Income -- Initial Class                  3.05      2.84      2.11      9.77         7.17
Fidelity(R) VIP Mid Cap -- Service Class 2                     15.92     12.31     12.60       N/A        23.21
Janus Aspen Series Balanced -- Institutional Shares             0.27      1.33     (0.80)    10.95         9.12
Janus Aspen Series Worldwide Growth -- Institutional Shares    (3.19)    (4.55)   (10.83)     8.89         5.20
MainStay VP American Century Income & Growth -- Initial
  Class                                                         4.09      1.60     (3.23)      N/A         1.69
MainStay VP Bond -- Initial Class                              (3.83)     2.35      5.10      5.87         5.03
MainStay VP Capital Appreciation -- Initial Class              (3.77)    (6.32)   (11.00)     6.53         5.47
MainStay VP Cash Management -- Current 7-day yield is
  (0.16%)(4)                                                   (6.82)    (2.58)     0.18      2.41         2.33
MainStay VP Common Stock -- Initial Class                       2.46     (1.57)    (5.40)     9.51         8.70
MainStay VP Convertible -- Initial Class                       (1.96)     2.45     (0.24)      N/A         7.08
MainStay VP Dreyfus Large Company Value -- Initial Class        2.90     (0.42)    (0.08)      N/A         1.69
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                        (9.75)    (6.91)    (9.69)      N/A         2.75
MainStay VP Government -- Initial Class                        (4.53)     1.28      4.40      5.36         4.65
MainStay VP High Yield Corporate Bond -- Initial Class          4.15     12.77      6.88       N/A         8.92
MainStay VP International Equity -- Initial Class               8.71      9.92     (1.77)      N/A         6.37
MainStay VP Lord Abbett Developing Growth -- Initial Class     (2.21)    (2.20)    (7.01)      N/A        (2.14)
MainStay VP Mid Cap Core -- Initial Class                      13.50      9.49       N/A       N/A         6.15
MainStay VP Mid Cap Growth -- Initial Class                    13.90      4.63       N/A       N/A         1.28
MainStay VP Mid Cap Value -- Initial Class                      8.90      5.42       N/A       N/A         4.34
MainStay VP S&P 500 Index(5) -- Initial Class                   2.09     (0.34)    (4.80)    10.18         8.87
MainStay VP Small Cap Growth -- Initial Class                   1.08      0.82       N/A       N/A        (0.54)
MainStay VP Total Return -- Initial Class                      (1.72)    (1.55)    (4.18)     7.12         6.22
MainStay VP Value -- Initial Class                              2.82      0.18      2.52       N/A         7.49
MFS(R) Investors Trust Series -- Initial Class                  2.89     (1.15)    (4.29)      N/A        (1.01)
MFS(R) Research Series -- Initial Class                         7.24     (0.69)    (6.17)      N/A         0.14
MFS(R) Utilities Series -- Service Class                       21.04      7.19       N/A       N/A        27.35
Neuberger Berman AMT Mid-Cap Growth -- Class S                  7.42       N/A       N/A       N/A        11.58
T. Rowe Price Equity Income Portfolio                           6.32      4.20      5.22     11.42         5.10
Van Eck Worldwide Hard Assets                                  15.25     17.09      9.52      5.02         7.00
Van Kampen UIF Emerging Markets Equity -- Class I              14.40     15.47     (3.21)      N/A         2.95
Victory VIF Diversified Stock -- Class A Shares                 1.32     (0.05)    (1.00)      N/A         4.91
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.40%. A POLICY SERVICE FEE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $20,000.00 THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $20,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

(1) Certain Portfolios existed prior to the date that they were added as an Investment Division of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2004 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

This product is not available in all states.

SMRU # 00282134 CV

LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                 INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP American Century Income & Growth -- Service
  Class                                                         6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
  (0.21%)(4)                                                   1/29/93       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Dreyfus Large Company Value -- Service Class        6/2/03       6/2/03
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                         6/2/03       6/2/03
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Lord Abbett Developing Growth -- Service Class      6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP S&P 500 Index(5) -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                    ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          14.61       N/A       N/A      N/A         23.45
Calvert Social Balanced                                         6.69      2.80     (0.99)    7.32          5.84
Colonial Small Cap Value, Variable Series -- Class B             N/A       N/A       N/A      N/A           N/A
Dreyfus IP Technology Growth -- Service Shares                 (1.21)    (4.41)      N/A      N/A          9.53
Fidelity(R) VIP Contrafund(R) -- Service Class 2               13.50      8.51      0.24      N/A         20.41
Fidelity(R) VIP Equity-Income -- Service Class 2                9.64      4.69      2.70     9.56         15.70
Fidelity(R) VIP Mid Cap -- Service Class 2                     22.86     14.08     13.16      N/A         29.60
Janus Aspen Series Balanced -- Service Shares                   6.73      3.24      0.05      N/A          7.58
Janus Aspen Series Worldwide Growth -- Service Shares           3.02     (2.75)   (10.30)     N/A         11.02
MainStay VP American Century Income & Growth -- Service
  Class                                                        10.76      3.51     (2.62)     N/A         15.65
MainStay VP Bond -- Service Class                               2.33      4.22      5.60     5.54          0.93
MainStay VP Capital Appreciation -- Service Class               2.40     (4.55)   (10.45)    6.19          8.72
MainStay VP Cash Management -- Current 7-day yield is
  (0.21%)(4)                                                   (0.60)    (0.50)     1.06     2.36         (0.59)
MainStay VP Common Stock -- Service Class                       9.03      0.29     (4.81)    9.19         14.76
MainStay VP Convertible -- Service Class                        4.32      4.32      0.39      N/A          8.74
MainStay VP Dreyfus Large Company Value -- Service Class        9.49      1.47      0.55      N/A         14.65
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                        (3.97)    (5.15)    (9.14)     N/A          4.08
MainStay VP Government -- Service Class                         1.58      3.20      4.92     5.03         (0.57)
MainStay VP High Yield Corporate Bond -- Service Class         10.83     14.25      7.33      N/A         16.39
MainStay VP International Equity -- Service Class              15.37     11.49     (1.15)     N/A         20.35
MainStay VP Lord Abbett Developing Growth -- Service Class      4.05     (0.35)    (6.44)     N/A         12.82
MainStay VP Mid Cap Core -- Service Class                      20.14     11.07       N/A      N/A         24.32
MainStay VP Mid Cap Growth -- Service Class                    20.54      6.40       N/A      N/A         25.26
MainStay VP Mid Cap Value -- Service Class                     15.56      7.17       N/A      N/A         20.35
MainStay VP S&P 500 Index(5) -- Service Class                   8.63      1.55     (4.21)    9.84         13.59
MainStay VP Small Cap Growth -- Service Class                   7.55      2.73       N/A      N/A         17.63
MainStay VP Total Return -- Service Class                       4.57      0.31     (3.58)    6.79          8.35
MainStay VP Value -- Service Class                              9.40      2.07      3.10      N/A         17.00
MFS(R) Investors Trust Series -- Service Class                  9.52      0.73       N/A      N/A         12.57
MFS(R) Research Series -- Service Class                        13.90      1.18       N/A      N/A         14.03
MFS(R) Utilities Series -- Service Class                       27.97      9.13       N/A      N/A         30.37
Neuberger Berman AMT Mid-Cap Growth -- Class S                 14.36       N/A       N/A      N/A         18.69
T. Rowe Price Equity Income Portfolio -- II                    12.96       N/A       N/A      N/A         16.44
Van Eck Worldwide Hard Assets                                  22.19     18.71     10.15     4.97         15.84
Van Kampen UIF Emerging Markets Equity -- Class II             21.22       N/A       N/A      N/A         38.05
Victory VIF Diversified Stock -- Class A Shares                 8.08      2.10     (0.14)     N/A          8.95
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                        ASSUMING CONTRACT SURRENDERED(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           7.61       N/A       N/A      N/A         19.42
Calvert Social Balanced                                        (0.03)     0.60     (2.09)    7.32          3.31
Colonial Small Cap Value, Variable Series -- Class B             N/A       N/A       N/A      N/A           N/A
Dreyfus IP Technology Growth -- Service Shares                 (7.44)    (6.46)      N/A      N/A          5.27
Fidelity(R) VIP Contrafund(R) -- Service Class 2                6.50      6.49     (0.87)     N/A         16.40
Fidelity(R) VIP Equity-Income -- Service Class 2                2.73      2.52      1.59     9.56         11.57
Fidelity(R) VIP Mid Cap -- Service Class 2                     15.86     12.26     12.42      N/A         24.61
Janus Aspen Series Balanced -- Service Shares                   0.01      1.03     (1.05)     N/A          3.27
Janus Aspen Series Worldwide Growth -- Service Shares          (3.47)    (4.84)   (11.29)     N/A          6.78
MainStay VP American Century Income & Growth -- Service
  Class                                                         3.78      1.29     (3.70)     N/A         11.45
MainStay VP Bond -- Service Class                              (4.11)     2.03      4.61     5.54         (3.14)
MainStay VP Capital Appreciation -- Service Class              (4.05)    (6.60)   (11.44)    6.19          4.44
MainStay VP Cash Management -- Current 7-day yield is
  (0.21%)(4)                                                   (6.86)    (2.63)    (0.06)    2.36         (3.03)
MainStay VP Common Stock -- Service Class                       2.16     (1.86)    (5.86)    9.19         10.62
MainStay VP Convertible -- Service Class                       (2.25)     2.13     (0.71)     N/A          4.45
MainStay VP Dreyfus Large Company Value -- Service Class        2.60     (0.71)    (0.56)     N/A         10.43
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                       (10.02)    (7.18)   (10.14)     N/A         (0.13)
MainStay VP Government -- Service Class                        (4.82)     0.98      3.91     5.03         (4.58)
MainStay VP High Yield Corporate Bond -- Service Class          3.85     12.44      6.41      N/A         12.29
MainStay VP International Equity -- Service Class               8.37      9.58     (2.24)     N/A         16.31
MainStay VP Lord Abbett Developing Growth -- Service Class     (2.50)    (2.49)    (7.47)     N/A          8.62
MainStay VP Mid Cap Core -- Service Class                      13.14      9.14       N/A      N/A         20.37
MainStay VP Mid Cap Growth -- Service Class                    13.54      4.30       N/A      N/A         21.32
MainStay VP Mid Cap Value -- Service Class                      8.56      5.09       N/A      N/A         16.33
MainStay VP S&P 500 Index(5) -- Service Class                   1.79     (0.63)    (5.26)    9.84          9.42
MainStay VP Small Cap Growth -- Service Class                   0.77      0.52       N/A      N/A         13.54
MainStay VP Total Return -- Service Class                      (2.02)    (1.84)    (4.65)    6.79          4.08
MainStay VP Value -- Service Class                              2.51     (0.12)     2.02      N/A         12.92
MFS(R) Investors Trust Series -- Service Class                  2.62     (1.43)      N/A      N/A          8.30
MFS(R) Research Series -- Service Class                         6.90     (0.99)      N/A      N/A          9.77
MFS(R) Utilities Series -- Service Class                       20.97      7.13       N/A      N/A         26.03
Neuberger Berman AMT Mid-Cap Growth -- Class S                  7.36       N/A       N/A      N/A         14.39
T. Rowe Price Equity Income Portfolio -- II                     5.96       N/A       N/A      N/A         12.29
Van Eck Worldwide Hard Assets                                  15.19     17.03      9.32     4.97         13.71
Van Kampen UIF Emerging Markets Equity -- Class II             14.22       N/A       N/A      N/A         34.28
Victory VIF Diversified Stock -- Class A Shares                 1.27     (0.10)    (1.24)     N/A          2.09
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.45%. A POLICY SERVICE FEE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $50,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $50,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                  INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares          9/21/88      5/10/02
Calvert Social Balanced                                         9/2/86      5/10/02
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      5/10/02
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      5/10/02
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      5/10/02
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      5/10/02
MainStay VP American Century Income & Growth -- Initial
  Class                                                         5/1/98      5/10/02
MainStay VP Bond -- Initial Class                              1/23/84      5/10/02
MainStay VP Capital Appreciation -- Initial Class              1/29/93      5/10/02
MainStay VP Cash Management -- Current 7-day yield is
  (0.21%)(4)                                                   1/29/93      5/10/02
MainStay VP Common Stock -- Initial Class                      1/23/84      5/10/02
MainStay VP Convertible -- Initial Class                       10/1/96      5/10/02
MainStay VP Dreyfus Large Company Value -- Initial Class        5/1/98      5/10/02
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         5/1/98      5/10/02
MainStay VP Government -- Initial Class                        1/29/93      5/10/02
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      5/10/02
MainStay VP International Equity -- Initial Class               5/1/95      5/10/02
MainStay VP Lord Abbett Developing Growth -- Initial Class      5/1/98      5/10/02
MainStay VP Mid Cap Core -- Initial Class                       7/2/01      5/10/02
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01      5/10/02
MainStay VP Mid Cap Value -- Initial Class                      7/2/01      5/10/02
MainStay VP S&P 500 Index(5) -- Initial Class                  1/29/93      5/10/02
MainStay VP Small Cap Growth -- Initial Class                   7/2/01      5/10/02
MainStay VP Total Return -- Initial Class                      1/29/93      5/10/02
MainStay VP Value -- Initial Class                              5/1/95      5/10/02
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      5/10/02
MFS(R) Research Series -- Initial Class                        7/26/95      5/10/02
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
T. Rowe Price Equity Income Portfolio                          3/31/94      5/10/02
Van Eck Worldwide Hard Assets                                   9/1/89      5/10/02
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      5/10/02
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                    ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          14.89      5.43    (10.19)     4.19        11.35
Calvert Social Balanced                                         6.69      2.80     (0.99)     7.32         5.84
Colonial Small Cap Value, Variable Series -- Class B             N/A       N/A       N/A       N/A          N/A
Dreyfus IP Technology Growth -- Initial Shares                 (0.99)    (4.18)   (16.04)      N/A         2.06
Fidelity(R) VIP Contrafund(R) -- Initial Class                 13.81      8.79      0.49       N/A         8.67
Fidelity(R) VIP Equity-Income -- Initial Class                  9.92      4.94      2.96      9.72         5.52
Fidelity(R) VIP Mid Cap -- Service Class 2                     22.86     14.08     13.16       N/A        29.60
Janus Aspen Series Balanced -- Institutional Shares             6.96      3.50      0.07     10.90         3.89
Janus Aspen Series Worldwide Growth -- Institutional Shares     3.27     (2.51)   (10.05)     8.84        (0.66)
MainStay VP American Century Income & Growth -- Initial
  Class                                                        11.03      3.76     (2.39)      N/A         5.37
MainStay VP Bond -- Initial Class                               2.59      4.48      5.86      5.81         5.06
MainStay VP Capital Appreciation -- Initial Class               2.65     (4.32)   (10.22)     6.47        (1.58)
MainStay VP Cash Management -- Current 7-day yield is
  (0.21%)(4)                                                   (0.60)    (0.50)     1.06      2.36        (0.59)
MainStay VP Common Stock -- Initial Class                       9.30      0.54     (4.58)     9.46         3.68
MainStay VP Convertible -- Initial Class                        4.58      4.57      0.63       N/A         6.12
MainStay VP Dreyfus Large Company Value -- Initial Class        9.76      1.72      0.80       N/A         4.70
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                        (3.73)    (4.91)    (8.90)      N/A        (1.58)
MainStay VP Government -- Initial Class                         1.83      3.45      5.18      5.30         3.62
MainStay VP High Yield Corporate Bond -- Initial Class         11.10     14.52      7.58       N/A        14.98
MainStay VP International Equity -- Initial Class              15.65     11.76     (0.91)      N/A        10.90
MainStay VP Lord Abbett Developing Growth -- Initial Class      4.31     (0.11)    (6.20)      N/A         3.76
MainStay VP Mid Cap Core -- Initial Class                      20.44     11.34       N/A       N/A        10.81
MainStay VP Mid Cap Growth -- Initial Class                    20.84      6.67       N/A       N/A         7.49
MainStay VP Mid Cap Value -- Initial Class                     15.85      7.43       N/A       N/A         6.90
MainStay VP S&P 500 Index(5) -- Initial Class                   8.90      1.80     (3.97)    10.13         4.70
MainStay VP Small Cap Growth -- Initial Class                   7.82      2.98       N/A       N/A         4.26
MainStay VP Total Return -- Initial Class                       4.83      0.56     (3.34)     7.07         2.93
MainStay VP Value -- Initial Class                              9.68      2.32      3.36       N/A         2.09
MFS(R) Investors Trust Series -- Initial Class                  9.75      0.97     (3.45)      N/A         2.79
MFS(R) Research Series -- Initial Class                        14.18      1.44     (5.35)      N/A         3.96
MFS(R) Utilities Series -- Service Class                       27.97      9.13       N/A       N/A        30.37
Neuberger Berman AMT Mid-Cap Growth -- Class S                 14.36       N/A       N/A       N/A        18.69
T. Rowe Price Equity Income Portfolio                          13.26      6.25      5.97     11.37         5.51
Van Eck Worldwide Hard Assets                                  22.19     18.71     10.15      4.97        15.84
Van Kampen UIF Emerging Markets Equity -- Class I              21.34     17.14     (2.36)      N/A        13.97
Victory VIF Diversified Stock -- Class A Shares                 8.08      2.10     (0.14)      N/A         8.95
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                        ASSUMING CONTRACT SURRENDERED(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           7.89      3.29    (11.18)     4.19         9.02
Calvert Social Balanced                                        (0.03)     0.60     (2.09)     7.32         3.31
Colonial Small Cap Value, Variable Series -- Class B             N/A       N/A       N/A       N/A          N/A
Dreyfus IP Technology Growth -- Initial Shares                 (7.23)    (6.24)   (16.97)      N/A        (0.45)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  6.81      6.78     (0.62)      N/A         6.30
Fidelity(R) VIP Equity-Income -- Initial Class                  3.00      2.78      1.87      9.72         3.02
Fidelity(R) VIP Mid Cap -- Service Class 2                     15.86     12.26     12.42       N/A        24.61
Janus Aspen Series Balanced -- Institutional Shares             0.22      1.28     (1.04)    10.90         1.35
Janus Aspen Series Worldwide Growth -- Institutional Shares    (3.24)    (4.60)   (11.05)     8.84        (3.09)
MainStay VP American Century Income & Growth -- Initial
  Class                                                         4.03      1.55     (3.46)      N/A         2.88
MainStay VP Bond -- Initial Class                              (3.88)     2.29      4.89      5.81         2.55
MainStay VP Capital Appreciation -- Initial Class              (3.81)    (6.37)   (11.21)     6.47        (3.98)
MainStay VP Cash Management -- Current 7-day yield is
  (0.21%)(4)                                                   (6.86)    (2.63)    (0.06)     2.36        (3.03)
MainStay VP Common Stock -- Initial Class                       2.41     (1.62)    (5.63)     9.46         1.16
MainStay VP Convertible -- Initial Class                       (2.01)     2.39     (0.48)      N/A         3.65
MainStay VP Dreyfus Large Company Value -- Initial Class        2.85     (0.47)    (0.32)      N/A         1.37
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                        (9.79)    (6.95)    (9.91)      N/A        (4.01)
MainStay VP Government -- Initial Class                        (4.58)     1.23      4.18      5.30         1.08
MainStay VP High Yield Corporate Bond -- Initial Class          4.10     12.71      6.67       N/A        12.83
MainStay VP International Equity -- Initial Class               8.65      9.86     (2.01)      N/A         8.56
MainStay VP Lord Abbett Developing Growth -- Initial Class     (2.26)    (2.25)    (7.24)      N/A         1.17
MainStay VP Mid Cap Core -- Initial Class                      13.44      9.43       N/A       N/A         8.52
MainStay VP Mid Cap Growth -- Initial Class                    13.84      4.57       N/A       N/A         5.08
MainStay VP Mid Cap Value -- Initial Class                      8.85      5.37       N/A       N/A         4.47
MainStay VP S&P 500 Index(5) -- Initial Class                   2.04     (0.39)    (5.03)    10.13         2.19
MainStay VP Small Cap Growth -- Initial Class                   1.03      0.77       N/A       N/A         1.73
MainStay VP Total Return -- Initial Class                      (1.77)    (1.60)    (4.41)     7.07         0.42
MainStay VP Value -- Initial Class                              2.77      0.13      2.28       N/A        (0.41)
MFS(R) Investors Trust Series -- Initial Class                  2.83     (1.20)    (4.52)      N/A         0.29
MFS(R) Research Series -- Initial Class                         7.18     (0.74)    (6.39)      N/A         1.40
MFS(R) Utilities Series -- Service Class                       20.97      7.13       N/A       N/A        26.03
Neuberger Berman AMT Mid-Cap Growth -- Class S                  7.36       N/A       N/A       N/A        14.39
T. Rowe Price Equity Income Portfolio                           6.26      4.15      5.01     11.37         3.02
Van Eck Worldwide Hard Assets                                  15.19     17.03      9.32      4.97        13.71
Van Kampen UIF Emerging Markets Equity -- Class I              14.34     15.41     (3.44)      N/A        11.78
Victory VIF Diversified Stock -- Class A Shares                 1.27     (0.10)    (1.24)      N/A         2.09
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.45%. A POLICY SERVICE FEE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $50,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $50,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004

(1) The LifeStages(R) Essentials Variable Annuity was first offered for sale on May 10, 2002. Certain Portfolios and Investment Divisions existed prior to this date. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown. The LifeStages(R) Essentials Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2004 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

This product is not available in all states.

SMRU # 00282134 CV

LIFESTAGES(R) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                 INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP American Century Income & Growth -- Service
  Class                                                         6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
  (0.61%)(4)                                                   1/29/93       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Dreyfus Large Company Value -- Service Class        6/2/03       6/2/03
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                         6/2/03       6/2/03
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Lord Abbett Developing Growth -- Service Class      6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP S&P 500 Index(5) -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                          ASSUMING NO SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          14.15       N/A       N/A      N/A         23.10
Calvert Social Balanced                                         6.27      2.39     (1.39)    6.90         10.83
Colonial Small Cap Value, Variable Series -- Class B             N/A       N/A       N/A      N/A           N/A
Dreyfus IP Technology Growth -- Service Shares                 (1.61)    (4.79)      N/A      N/A          9.49
Fidelity(R) VIP Contrafund(R) -- Service Class 2               13.04      8.08     (0.16)     N/A         18.20
Fidelity(R) VIP Equity-Income -- Service Class 2                9.21      4.28      2.29     9.12         16.70
Fidelity(R) VIP Mid Cap -- Service Class 2                     22.37     13.62     12.70      N/A         27.87
Janus Aspen Series Balanced -- Service Shares                   6.30      2.83     (0.35)     N/A          7.22
Janus Aspen Series Worldwide Growth -- Service Shares           2.61     (3.14)   (10.66)     N/A         11.38
MainStay VP American Century Income & Growth -- Service
  Class                                                        10.32      3.10     (3.01)     N/A         14.53
MainStay VP Bond -- Service Class                               1.92      3.80      5.17     5.12          0.11
MainStay VP Capital Appreciation -- Service Class               1.99     (4.93)   (10.81)    5.77          8.54
MainStay VP Cash Management -- Current 7-day yield is
  (0.61%)(4)                                                   (1.00)    (0.89)     0.65     1.96         (1.05)
MainStay VP Common Stock -- Service Class                       8.59     (0.11)    (5.19)    8.76         14.78
MainStay VP Convertible -- Service Class                        3.91      3.90     (0.01)     N/A          8.30
MainStay VP Dreyfus Large Company Value -- Service Class        9.06      1.06      0.15      N/A         14.97
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                        (4.35)    (5.53)    (9.50)     N/A          1.93
MainStay VP Government -- Service Class                         1.18      2.78      4.50     4.62         (0.96)
MainStay VP High Yield Corporate Bond -- Service Class         10.38     13.80      6.90      N/A         15.48
MainStay VP International Equity -- Service Class              14.91     11.05     (1.55)     N/A         18.30
MainStay VP Lord Abbett Developing Growth -- Service Class      3.63     (0.75)    (6.81)     N/A         11.49
MainStay VP Mid Cap Core -- Service Class                      19.66     10.63       N/A      N/A         26.72
MainStay VP Mid Cap Growth -- Service Class                    20.05      5.98       N/A      N/A         24.02
MainStay VP Mid Cap Value -- Service Class                     15.09      6.74       N/A      N/A         20.01
MainStay VP S&P 500 Index(5) -- Service Class                   8.19      1.14     (4.59)    9.41         13.96
MainStay VP Small Cap Growth -- Service Class                   7.12      2.32       N/A      N/A         17.31
MainStay VP Total Return -- Service Class                       4.15     (0.09)    (3.97)    6.36          6.47
MainStay VP Value -- Service Class                              8.97      1.66      2.69      N/A         17.12
MFS(R) Investors Trust Series -- Service Class                  9.08      0.33       N/A      N/A         12.94
MFS(R) Research Series -- Service Class                        13.44      0.78       N/A      N/A         17.72
MFS(R) Utilities Series -- Service Class                       27.46      8.69       N/A      N/A         30.96
Neuberger Berman AMT Mid-Cap Growth -- Class S                 13.90       N/A       N/A      N/A         17.12
T. Rowe Price Equity Income Portfolio -- II                    12.51       N/A       N/A      N/A         15.39
Van Eck Worldwide Hard Assets                                  21.70     18.24      9.71     4.55         42.18
Van Kampen UIF Emerging Markets Equity -- Class II             20.74       N/A       N/A      N/A         25.14
Victory VIF Diversified Stock -- Class A Shares                 7.65      1.69     (0.54)     N/A          8.47
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           6.15       N/A       N/A      N/A         18.24
Calvert Social Balanced                                        (1.38)     0.19     (1.39)    6.90          7.99
Colonial Small Cap Value, Variable Series -- Class B             N/A       N/A       N/A      N/A           N/A
Dreyfus IP Technology Growth -- Service Shares                 (8.69)    (6.84)      N/A      N/A          4.32
Fidelity(R) VIP Contrafund(R) -- Service Class 2                5.04      6.04     (0.16)     N/A         13.47
Fidelity(R) VIP Equity-Income -- Service Class 2                1.34      2.09      2.29     9.12         11.70
Fidelity(R) VIP Mid Cap -- Service Class 2                     14.37     11.79     12.70      N/A         20.93
Janus Aspen Series Balanced -- Service Shares                  (1.35)     0.63     (0.35)     N/A          2.28
Janus Aspen Series Worldwide Growth -- Service Shares          (4.78)    (5.22)   (10.66)     N/A          5.77
MainStay VP American Century Income & Growth -- Service
  Class                                                         2.38      0.89     (3.01)     N/A          9.70
MainStay VP Bond -- Service Class                              (5.41)     1.59      5.17     5.12         (4.58)
MainStay VP Capital Appreciation -- Service Class              (5.35)    (6.97)   (10.81)    5.77          2.87
MainStay VP Cash Management -- Current 7-day yield is
  (0.61%)(4)                                                   (8.13)    (3.02)     0.65     1.96         (3.77)
MainStay VP Common Stock -- Service Class                       0.77     (2.25)    (5.19)    8.76          9.74
MainStay VP Convertible -- Service Class                       (3.58)     1.69     (0.01)     N/A          3.39
MainStay VP Dreyfus Large Company Value -- Service Class        1.20     (1.11)     0.15      N/A          9.68
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                       (11.24)    (7.55)    (9.50)     N/A         (2.89)
MainStay VP Government -- Service Class                        (6.11)     0.58      4.50     4.62         (5.55)
MainStay VP High Yield Corporate Bond -- Service Class          2.44     11.96      6.90      N/A         10.75
MainStay VP International Equity -- Service Class               6.91      9.12     (1.55)     N/A         13.51
MainStay VP Lord Abbett Developing Growth -- Service Class     (3.83)    (2.88)    (6.81)     N/A          6.54
MainStay VP Mid Cap Core -- Service Class                      11.66      8.69       N/A      N/A         21.71
MainStay VP Mid Cap Growth -- Service Class                    12.05      3.86       N/A      N/A         19.36
MainStay VP Mid Cap Value -- Service Class                      7.09      4.65       N/A      N/A         15.26
MainStay VP S&P 500 Index(5) -- Service Class                   0.40     (1.03)    (4.59)    9.41          8.90
MainStay VP Small Cap Growth -- Service Class                  (0.59)     0.12       N/A      N/A         11.98
MainStay VP Total Return -- Service Class                      (3.34)    (2.23)    (3.97)    6.36          1.43
MainStay VP Value -- Service Class                              1.12     (0.52)     2.69      N/A         11.79
MFS(R) Investors Trust Series -- Service Class                  1.23     (1.83)      N/A      N/A          7.61
MFS(R) Research Series -- Service Class                         5.44     (1.38)      N/A      N/A         12.25
MFS(R) Utilities Series -- Service Class                       19.46      6.68       N/A      N/A         25.88
Neuberger Berman AMT Mid-Cap Growth -- Class S                  5.90       N/A       N/A      N/A         12.13
T. Rowe Price Equity Income Portfolio -- II                     4.51       N/A       N/A      N/A         10.65
Van Eck Worldwide Hard Assets                                  13.70     16.55      9.71     4.55         38.65
Van Kampen UIF Emerging Markets Equity -- Class II             12.74       N/A       N/A      N/A         17.89
Victory VIF Diversified Stock -- Class A Shares                (0.10)    (0.49)    (0.54)     N/A          0.66
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.85%. A POLICY SERVICE FEE, EQUAL TO $50 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $100,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $100,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                  INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares          9/21/88      5/10/02
Calvert Social Balanced                                         9/2/86      5/10/02
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      5/10/02
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      5/10/02
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      5/10/02
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      5/10/02
MainStay VP American Century Income & Growth -- Initial
  Class                                                         5/1/98      5/10/02
MainStay VP Bond -- Initial Class                              1/23/84      5/10/02
MainStay VP Capital Appreciation -- Initial Class              1/29/93      5/10/02
MainStay VP Cash Management -- Current 7-day yield is
  (0.61%)(4)                                                   1/29/93      5/10/02
MainStay VP Common Stock -- Initial Class                      1/23/84      5/10/02
MainStay VP Convertible -- Initial Class                       10/1/96      5/10/02
MainStay VP Dreyfus Large Company Value -- Initial Class        5/1/98      5/10/02
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         5/1/98      5/10/02
MainStay VP Government -- Initial Class                        1/29/93      5/10/02
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      5/10/02
MainStay VP International Equity -- Initial Class               5/1/95      5/10/02
MainStay VP Lord Abbett Developing Growth -- Initial Class      5/1/98      5/10/02
MainStay VP Mid Cap Core -- Initial Class                       7/2/01      5/10/02
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01      5/10/02
MainStay VP Mid Cap Value -- Initial Class                      7/2/01      5/10/02
MainStay VP S&P 500 Index(5) -- Initial Class                  1/29/93      5/10/02
MainStay VP Small Cap Growth -- Initial Class                   7/2/01      5/10/02
MainStay VP Total Return -- Initial Class                      1/29/93      5/10/02
MainStay VP Value -- Initial Class                              5/1/95      5/10/02
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      5/10/02
MFS(R) Research Series -- Initial Class                        7/26/95      5/10/02
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
T. Rowe Price Equity Income Portfolio                          3/31/94      5/10/02
Van Eck Worldwide Hard Assets                                   9/1/89      5/10/02
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      5/10/02
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                    ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          14.43      5.01    (10.55)     3.78        24.87
Calvert Social Balanced                                         6.27      2.39     (1.39)     6.90        10.83
Colonial Small Cap Value, Variable Series -- Class B             N/A       N/A       N/A       N/A          N/A
Dreyfus IP Technology Growth -- Initial Shares                 (1.39)    (4.57)   (16.37)      N/A        20.81
Fidelity(R) VIP Contrafund(R) -- Initial Class                 13.35      8.35      0.09       N/A        17.18
Fidelity(R) VIP Equity-Income -- Initial Class                  9.48      4.53      2.55      9.28         5.69
Fidelity(R) VIP Mid Cap -- Service Class 2                     22.37     13.62     12.70       N/A        27.87
Janus Aspen Series Balanced -- Institutional Shares             6.53      3.08     (0.33)    10.46         5.43
Janus Aspen Series Worldwide Growth -- Institutional Shares     2.85     (2.90)   (10.41)     8.40        11.48
MainStay VP American Century Income & Growth -- Initial
  Class                                                        10.58      3.35     (2.78)      N/A        16.89
MainStay VP Bond -- Initial Class                               2.18      4.06      5.44      5.39         4.11
MainStay VP Capital Appreciation -- Initial Class               2.24     (4.70)   (10.58)     6.05         7.07
MainStay VP Cash Management -- Current 7-day yield is
  (0.61%)(4)                                                   (1.00)    (0.89)     0.65      1.96        (1.05)
MainStay VP Common Stock -- Initial Class                       8.86      0.14     (4.96)     9.03         8.98
MainStay VP Convertible -- Initial Class                        4.16      4.15      0.23       N/A        11.19
MainStay VP Dreyfus Large Company Value -- Initial Class        9.32      1.31      0.39       N/A        21.79
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                        (4.11)    (5.29)    (9.27)      N/A         7.56
MainStay VP Government -- Initial Class                         1.43      3.04      4.76      4.88         2.64
MainStay VP High Yield Corporate Bond -- Initial Class         10.65     14.06      7.15       N/A        18.47
MainStay VP International Equity -- Initial Class              15.19     11.32     (1.31)      N/A        16.94
MainStay VP Lord Abbett Developing Growth -- Initial Class      3.90     (0.50)    (6.58)      N/A        16.92
MainStay VP Mid Cap Core -- Initial Class                      19.96     10.90       N/A       N/A        20.64
MainStay VP Mid Cap Growth -- Initial Class                    20.36      6.24       N/A       N/A        28.36
MainStay VP Mid Cap Value -- Initial Class                     15.38      7.00       N/A       N/A         7.19
MainStay VP S&P 500 Index(5) -- Initial Class                   8.46      1.39     (4.36)     9.69        13.53
MainStay VP Small Cap Growth -- Initial Class                   7.39      2.57       N/A       N/A         8.99
MainStay VP Total Return -- Initial Class                       4.41      0.16     (3.73)     6.64         9.37
MainStay VP Value -- Initial Class                              9.24      1.91      2.94       N/A         5.36
MFS(R) Investors Trust Series -- Initial Class                  9.31      0.56     (3.84)      N/A        17.97
MFS(R) Research Series -- Initial Class                        13.72      1.03     (5.73)      N/A        15.31
MFS(R) Utilities Series -- Service Class                       27.46      8.69       N/A       N/A        30.96
Neuberger Berman AMT Mid-Cap Growth -- Class S                 13.90       N/A       N/A       N/A        17.12
T. Rowe Price Equity Income Portfolio                          12.81      5.83      5.55     10.92         6.18
Van Eck Worldwide Hard Assets                                  21.70     18.24      9.71      4.55        42.18
Van Kampen UIF Emerging Markets Equity -- Class I              20.85     16.67     (2.75)      N/A        37.26
Victory VIF Diversified Stock -- Class A Shares                 7.65      1.69     (0.54)      N/A         8.47
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                        ASSUMING CONTRACT SURRENDERED(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           6.43      2.85    (10.55)     3.78        21.54
Calvert Social Balanced                                        (1.38)     0.19     (1.39)     6.90         7.99
Colonial Small Cap Value, Variable Series -- Class B             N/A       N/A       N/A       N/A          N/A
Dreyfus IP Technology Growth -- Initial Shares                 (8.49)    (6.61)   (16.37)      N/A        16.85
Fidelity(R) VIP Contrafund(R) -- Initial Class                  5.35      6.33      0.09       N/A        14.87
Fidelity(R) VIP Equity-Income -- Initial Class                  1.60      2.34      2.55      9.28         3.17
Fidelity(R) VIP Mid Cap -- Service Class 2                     14.37     11.79     12.70       N/A        20.93
Janus Aspen Series Balanced -- Institutional Shares            (1.14)     0.87     (0.33)    10.46         2.80
Janus Aspen Series Worldwide Growth -- Institutional Shares    (4.55)    (4.98)   (10.41)     8.40         8.37
MainStay VP American Century Income & Growth -- Initial
  Class                                                         2.62      1.13     (2.78)      N/A        11.93
MainStay VP Bond -- Initial Class                              (5.18)     1.86      5.44      5.39         1.37
MainStay VP Capital Appreciation -- Initial Class              (5.12)    (6.75)   (10.58)     6.05         4.29
MainStay VP Cash Management -- Current 7-day yield is
  (0.61%)(4)                                                   (8.13)    (3.02)     0.65      1.96        (3.77)
MainStay VP Common Stock -- Initial Class                       1.02     (2.01)    (4.96)     9.03         6.45
MainStay VP Convertible -- Initial Class                       (3.34)     1.96      0.23       N/A         8.69
MainStay VP Dreyfus Large Company Value -- Initial Class        1.45     (0.86)     0.39       N/A        18.19
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                       (11.02)    (7.33)    (9.27)      N/A         4.29
MainStay VP Government -- Initial Class                        (5.88)     0.83      4.76      4.88         0.01
MainStay VP High Yield Corporate Bond -- Initial Class          2.69     12.24      7.15       N/A        16.24
MainStay VP International Equity -- Initial Class               7.19      9.40     (1.31)      N/A        14.46
MainStay VP Lord Abbett Developing Growth -- Initial Class     (3.58)    (2.64)    (6.58)      N/A        13.42
MainStay VP Mid Cap Core -- Initial Class                      11.96      8.97       N/A       N/A        18.26
MainStay VP Mid Cap Growth -- Initial Class                     6.24      4.13       N/A       N/A        26.03
MainStay VP Mid Cap Value -- Initial Class                      7.38      4.92       N/A       N/A         4.73
MainStay VP S&P 500 Index(5) -- Initial Class                   0.65     (0.79)    (4.36)     9.69        10.95
MainStay VP Small Cap Growth -- Initial Class                  (0.34)     0.37       N/A       N/A         6.50
MainStay VP Total Return -- Initial Class                      (3.10)    (1.99)    (3.73)     6.64         6.48
MainStay VP Value -- Initial Class                              1.37     (0.27)     2.94       N/A         2.73
MFS(R) Investors Trust Series -- Initial Class                  1.44     (1.60)    (3.84)      N/A        14.21
MFS(R) Research Series -- Initial Class                         5.72     (1.13)    (5.73)      N/A        12.38
MFS(R) Utilities Series -- Service Class                       19.46      6.68       N/A       N/A        25.88
Neuberger Berman AMT Mid-Cap Growth -- Class S                  5.90       N/A       N/A       N/A        12.13
T. Rowe Price Equity Income Portfolio                           4.81      3.70      5.55     10.92         3.68
Van Eck Worldwide Hard Assets                                  13.70     16.55      9.71      4.55        38.65
Van Kampen UIF Emerging Markets Equity -- Class I              12.85     14.93     (2.75)      N/A        33.97
Victory VIF Diversified Stock -- Class A Shares                (0.10)    (0.49)    (0.54)      N/A         0.66
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.85%. A POLICY SERVICE FEE, EQUAL TO $50 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $100,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $100,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004

(1) The LifeStages(R) Select Variable Annuity was first offered for sale on May 10, 2002. Certain Portfolios existed prior to this date. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown. The LifeStages(R) Select Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2004 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

This product is not available in all states.

SMRU # 00282134 CV

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                 INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP American Century Income & Growth -- Service
  Class                                                         6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
  (0.16%)(4)                                                   1/29/93       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Dreyfus Large Company Value -- Service Class        6/2/03       6/2/03
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                         6/2/03       6/2/03
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Lord Abbett Developing Growth -- Service Class      6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP S&P 500 Index(5) -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                          ASSUMING NO SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          14.67       N/A       N/A      N/A         23.52
Calvert Social Balanced                                         6.75      2.85     (0.94)    7.38          6.23
Colonial Small Cap Value, Variable Series -- Class B             N/A       N/A       N/A      N/A           N/A
Dreyfus IP Technology Growth -- Service Shares                 (1.17)    (4.36)      N/A      N/A         10.05
Fidelity(R) VIP Contrafund(R) -- Service Class 2               13.55      8.57      0.29      N/A         19.65
Fidelity(R) VIP Equity-Income -- Service Class 2                9.70      4.74      2.75      N/A         16.02
Fidelity(R) VIP Mid Cap -- Service Class 2                     22.92     14.13     13.21      N/A         28.18
Janus Aspen Series Balanced -- Service Shares                   6.78      3.30      0.10      N/A          7.63
Janus Aspen Series Worldwide Growth -- Service Shares           3.07     (2.71)   (10.25)     N/A         11.54
MainStay VP American Century Income & Growth -- Service
  Class                                                        10.82      3.56     (2.57)     N/A         14.16
MainStay VP Bond -- Service Class                               2.39      4.27      5.65     5.59          0.93
MainStay VP Capital Appreciation -- Service Class               2.45     (4.51)   (10.40)    6.25          8.77
MainStay VP Cash Management -- Current 7-day yield is
  (0.16%)(4)                                                   (0.55)    (0.45)     1.11     2.41          2.33
MainStay VP Common Stock -- Service Class                       9.08      0.34     (4.76)    9.25         14.82
MainStay VP Convertible -- Service Class                        4.38      4.37      0.44      N/A          9.12
MainStay VP Dreyfus Large Company Value -- Service Class        9.55      1.52      0.60      N/A         14.62
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                        (3.92)    (5.10)    (9.09)     N/A          4.22
MainStay VP Government -- Service Class                         1.63      3.25      4.60     5.13         (0.59)
MainStay VP High Yield Corporate Bond -- Service Class         10.88     14.31      7.38      N/A         16.07
MainStay VP International Equity -- Service Class              15.43     11.55     (1.10)     N/A         21.21
MainStay VP Lord Abbett Developing Growth -- Service Class      4.10     (0.30)    (6.39)     N/A         13.06
MainStay VP Mid Cap Core -- Service Class                      20.20     11.12       N/A      N/A         24.81
MainStay VP Mid Cap Growth -- Service Class                    20.60      6.46       N/A      N/A         26.88
MainStay VP Mid Cap Value -- Service Class                     15.62      7.22       N/A      N/A         20.41
MainStay VP S&P 500 Index(5) -- Service Class                   8.68      1.60     (4.16)    9.90         13.64
MainStay VP Small Cap Growth -- Service Class                   7.60      2.78       N/A      N/A         19.06
MainStay VP Total Return -- Service Class                       4.63      0.36     (3.53)    6.84          7.62
MainStay VP Value -- Service Class                              9.46      2.12      3.16      N/A         16.00
MFS(R) Investors Trust Series -- Service Class                  9.58      0.78       N/A      N/A         11.84
MFS(R) Research Series -- Service Class                        13.95      1.23       N/A      N/A         15.74
MFS(R) Utilities Series -- Service Class                       28.04      9.18       N/A      N/A         33.29
Neuberger Berman AMT Mid-Cap Growth -- Class S                 14.42       N/A       N/A      N/A         15.96
T. Rowe Price Equity Income Portfolio -- II                    13.02       N/A       N/A      N/A         16.12
Van Eck Worldwide Hard Assets                                  22.25     18.77     10.20     5.02          7.00
Van Kampen UIF Emerging Markets Equity -- Class II             21.28       N/A       N/A      N/A         38.10
Victory VIF Diversified Stock -- Class A Shares                 8.14      2.15     (0.09)     N/A         11.91
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           7.45       N/A       N/A      N/A         18.69
Calvert Social Balanced                                         0.02      0.65     (1.85)    7.38          6.23
Colonial Small Cap Value, Variable Series -- Class B             N/A       N/A       N/A      N/A           N/A
Dreyfus IP Technology Growth -- Service Shares                 (7.39)    (6.42)      N/A      N/A          5.60
Fidelity(R) VIP Contrafund(R) -- Service Class 2                6.40      6.24     (0.63)     N/A         14.82
Fidelity(R) VIP Equity-Income -- Service Class 2                2.78      2.50      1.81      N/A         11.33
Fidelity(R) VIP Mid Cap -- Service Class 2                     15.18     11.92     12.18      N/A         22.14
Janus Aspen Series Balanced -- Service Shares                   0.06      1.08     (0.81)     N/A          3.28
Janus Aspen Series Worldwide Growth -- Service Shares          (3.42)    (4.79)   (11.08)     N/A          7.03
MainStay VP American Century Income & Growth -- Service
  Class                                                         3.84      1.34     (3.47)     N/A          9.44
MainStay VP Bond -- Service Class                              (4.06)     2.04      4.68     5.59         (3.14)
MainStay VP Capital Appreciation -- Service Class              (4.00)    (6.55)   (11.22)    6.25          4.38
MainStay VP Cash Management -- Current 7-day yield is
  (0.16%)(4)                                                   (6.82)    (2.58)     0.18     2.41          2.33
MainStay VP Common Stock -- Service Class                       2.21     (1.81)    (5.63)    9.25         10.18
MainStay VP Convertible -- Service Class                       (2.20)     2.13     (0.48)     N/A          4.71
MainStay VP Dreyfus Large Company Value -- Service Class        2.65     (0.66)    (0.32)     N/A          9.99
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                        (9.97)    (7.14)    (9.93)     N/A          0.00
MainStay VP Government -- Service Class                        (4.77)     1.03      3.64     5.13         (4.61)
MainStay VP High Yield Corporate Bond -- Service Class          3.90     12.10      6.40      N/A         11.38
MainStay VP International Equity -- Service Class               8.16      9.22     (2.01)     N/A         16.33
MainStay VP Lord Abbett Developing Growth -- Service Class     (2.46)    (2.44)    (7.25)     N/A          8.43
MainStay VP Mid Cap Core -- Service Class                      12.63      8.78       N/A      N/A         20.01
MainStay VP Mid Cap Growth -- Service Class                    13.00      4.17       N/A      N/A         22.14
MainStay VP Mid Cap Value -- Service Class                      8.33      4.92       N/A      N/A         15.55
MainStay VP S&P 500 Index(5) -- Service Class                   1.84     (0.58)    (5.04)    9.90          9.05
MainStay VP Small Cap Growth -- Service Class                   0.82      0.57       N/A      N/A         14.25
MainStay VP Total Return -- Service Class                      (1.97)    (1.79)    (4.42)    6.84          3.27
MainStay VP Value -- Service Class                              2.56     (0.07)     2.21      N/A         11.31
MFS(R) Investors Trust Series -- Service Class                  2.67     (1.38)      N/A      N/A          7.27
MFS(R) Research Series -- Service Class                         6.78     (0.94)      N/A      N/A         11.01
MFS(R) Utilities Series -- Service Class                       19.97      6.84       N/A      N/A         26.07
Neuberger Berman AMT Mid-Cap Growth -- Class S                  7.21       N/A       N/A      N/A         11.03
T. Rowe Price Equity Income Portfolio -- II                     5.90       N/A       N/A      N/A         11.43
Van Eck Worldwide Hard Assets                                  14.55     16.73      9.19     5.02          6.55
Van Kampen UIF Emerging Markets Equity -- Class II             13.64       N/A       N/A      N/A         33.58
Victory VIF Diversified Stock -- Class A Shares                 1.32     (0.05)    (1.00)     N/A          4.86
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.40%. A POLICY SERVICE FEE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $20,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $20,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                  INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares          9/21/88      10/1/96
Calvert Social Balanced                                         9/2/86       5/1/95
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      10/1/96
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      10/1/96
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      10/1/96
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      10/1/96
MainStay VP American Century Income & Growth -- Initial
  Class                                                         5/1/98       5/1/98
MainStay VP Bond -- Initial Class                              1/23/84       5/1/95
MainStay VP Capital Appreciation -- Initial Class              1/29/93       5/1/95
MainStay VP Cash Management -- Current 7-day yield is
  (0.16)%(4)                                                   1/29/93       5/1/95
MainStay VP Common Stock -- Initial Class                      1/23/84       5/1/95
MainStay VP Convertible -- Initial Class                       10/1/96      10/1/96
MainStay VP Dreyfus Large Company Value -- Initial Class        5/1/98       5/1/98
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         5/1/98       5/1/98
MainStay VP Government -- Initial Class                        1/29/93       5/1/95
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95       5/1/95
MainStay VP International Equity -- Initial Class               5/1/95       5/1/95
MainStay VP Lord Abbett Developing Growth -- Initial Class      5/1/98       5/1/98
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/6/01
MainStay VP S&P 500 Index(5) -- Initial Class                  1/29/93       5/1/95
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                      1/29/93       5/1/95
MainStay VP Value -- Initial Class                              5/1/95       5/1/95
MFS(R) Investors Trust Series -- Initial Class                 10/9/95       5/1/98
MFS(R) Research Series -- Initial Class                        7/26/95       5/1/98
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
T. Rowe Price Equity Income Portfolio                          3/31/94       5/1/98
Van Eck Worldwide Hard Assets                                   9/1/89       5/1/98
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      10/1/96
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                          ASSUMING NO SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          14.95      5.49    (10.15)     4.25        (0.10)
Calvert Social Balanced                                         6.75      2.85     (0.94)     7.38         6.23
Colonial Small Cap Value, Variable Series -- Class B             N/A       N/A       N/A       N/A          N/A
Dreyfus IP Technology Growth -- Initial Shares                 (0.94)    (4.13)   (16.00)      N/A        (4.01)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 13.87      8.84      0.54       N/A         9.43
Fidelity(R) VIP Equity-Income -- Initial Class                  9.98      5.00      3.01      9.77         7.17
Fidelity(R) VIP Mid Cap -- Service Class 2                     22.92     14.13     13.21       N/A        28.18
Janus Aspen Series Balanced -- Institutional Shares             7.01      3.55      0.12     10.95         9.12
Janus Aspen Series Worldwide Growth -- Institutional Shares     3.32     (2.46)   (10.01)     8.89         5.20
MainStay VP American Century Income & Growth -- Initial
  Class                                                        11.09      3.81     (2.33)      N/A         1.69
MainStay VP Bond -- Initial Class                               2.64      4.53      5.91      5.87         5.03
MainStay VP Capital Appreciation -- Initial Class               2.70     (4.27)   (10.18)     6.53         5.47
MainStay VP Cash Management -- Current 7-day yield is
  (0.16)%(4)                                                   (0.55)    (0.45)     1.11      2.41         2.33
MainStay VP Common Stock -- Initial Class                       9.35      0.59     (4.53)     9.51         8.70
MainStay VP Convertible -- Initial Class                        4.63      4.63      0.69       N/A         7.08
MainStay VP Dreyfus Large Company Value -- Initial Class        9.82      1.77      0.85       N/A         1.69
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                        (3.68)    (4.86)    (8.86)      N/A         2.75
MainStay VP Government -- Initial Class                         1.88      3.50      5.23      5.36         4.65
MainStay VP High Yield Corporate Bond -- Initial Class         11.15     14.58      7.63       N/A         8.92
MainStay VP International Equity -- Initial Class              15.71     11.82     (0.86)      N/A         6.37
MainStay VP Lord Abbett Developing Growth -- Initial Class      4.37     (0.05)    (6.15)      N/A        (2.14)
MainStay VP Mid Cap Core -- Initial Class                      20.50     11.40       N/A       N/A         7.60
MainStay VP Mid Cap Growth -- Initial Class                    20.90      6.72       N/A       N/A         2.90
MainStay VP Mid Cap Value -- Initial Class                     15.90      7.48       N/A       N/A         5.85
MainStay VP S&P 500 Index(5) -- Initial Class                   8.95      1.85     (3.92)    10.18         8.87
MainStay VP Small Cap Growth -- Initial Class                   7.88      3.03       N/A       N/A         1.05
MainStay VP Total Return -- Initial Class                       4.89      0.61     (3.29)     7.12         6.22
MainStay VP Value -- Initial Class                              9.73      2.37      3.41       N/A         7.49
MFS(R) Investors Trust Series -- Initial Class                  9.80      1.02     (3.40)      N/A        (1.01)
MFS(R) Research Series -- Initial Class                        14.24      1.49     (5.30)      N/A         0.14
MFS(R) Utilities Series -- Service Class                       28.04      9.18       N/A       N/A        33.29
Neuberger Berman AMT Mid-Cap Growth -- Class S                 14.42       N/A       N/A       N/A        15.96
T. Rowe Price Equity Income Portfolio                          13.32      6.31      6.03     11.42         5.10
Van Eck Worldwide Hard Assets                                  22.25     18.77     10.20      5.02         7.00
Van Kampen UIF Emerging Markets Equity -- Class I              21.40     17.20     (2.31)      N/A         2.95
Victory VIF Diversified Stock -- Class A Shares                 8.14      2.15     (0.09)      N/A        11.91
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           7.70      3.22    (10.97)     4.25        (0.21)
Calvert Social Balanced                                         0.02      0.65     (1.85)     7.38         6.23
Colonial Small Cap Value, Variable Series -- Class B             N/A       N/A       N/A       N/A          N/A
Dreyfus IP Technology Growth -- Initial Shares                 (7.18)    (6.19)   (16.77)      N/A        (5.53)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  6.69      6.51     (0.38)      N/A         9.31
Fidelity(R) VIP Equity-Income -- Initial Class                  3.05      2.74      2.07      9.77         7.06
Fidelity(R) VIP Mid Cap -- Service Class 2                     15.18     11.92     12.18       N/A        22.14
Janus Aspen Series Balanced -- Institutional Shares             0.27      1.33     (0.80)    10.95         9.00
Janus Aspen Series Worldwide Growth -- Institutional Shares    (3.19)    (4.55)   (10.83)     8.89         5.08
MainStay VP American Century Income & Growth -- Initial
  Class                                                         4.09      1.59     (3.23)      N/A         1.28
MainStay VP Bond -- Initial Class                              (3.83)     2.29      4.94      5.87         5.03
MainStay VP Capital Appreciation -- Initial Class              (3.77)    (6.32)   (11.00)     6.53         5.47
MainStay VP Cash Management -- Current 7-day yield is
  (0.16)%(4)                                                   (6.82)    (2.58)     0.18      2.41         2.33
MainStay VP Common Stock -- Initial Class                       2.46     (1.57)    (5.40)     9.51         8.70
MainStay VP Convertible -- Initial Class                       (1.96)     2.38     (0.24)      N/A         6.96
MainStay VP Dreyfus Large Company Value -- Initial Class        2.90     (0.42)    (0.08)      N/A         1.27
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                        (9.75)    (6.91)    (9.69)      N/A         2.33
MainStay VP Government -- Initial Class                        (4.53)     1.28      4.26      5.36         4.65
MainStay VP High Yield Corporate Bond -- Initial Class          4.15     12.38      6.64       N/A         8.92
MainStay VP International Equity -- Initial Class               8.42      9.51     (1.77)      N/A         6.37
MainStay VP Lord Abbett Developing Growth -- Initial Class     (2.21)    (2.20)    (7.01)      N/A        (2.54)
MainStay VP Mid Cap Core -- Initial Class                      12.91      9.07       N/A       N/A         5.91
MainStay VP Mid Cap Growth -- Initial Class                    13.29      4.43       N/A       N/A         1.28
MainStay VP Mid Cap Value -- Initial Class                      8.60      5.18       N/A       N/A         4.19
MainStay VP S&P 500 Index(5) -- Initial Class                   2.09     (0.34)    (4.80)    10.18         8.87
MainStay VP Small Cap Growth -- Initial Class                   1.08      0.82       N/A       N/A        (0.54)
MainStay VP Total Return -- Initial Class                      (1.72)    (1.55)    (4.18)     7.12         6.22
MainStay VP Value -- Initial Class                              2.82      0.18      2.46       N/A         7.49
MFS(R) Investors Trust Series -- Initial Class                  2.89     (1.15)    (4.29)      N/A        (1.43)
MFS(R) Research Series -- Initial Class                         7.04     (0.69)    (6.17)      N/A        (0.27)
MFS(R) Utilities Series -- Service Class                       19.97      6.84       N/A       N/A        26.07
Neuberger Berman AMT Mid-Cap Growth -- Class S                  7.21       N/A       N/A       N/A        11.03
T. Rowe Price Equity Income Portfolio                           6.18      4.03      5.06     11.42         4.67
Van Eck Worldwide Hard Assets                                  14.55     16.73      9.19      5.02         6.55
Van Kampen UIF Emerging Markets Equity -- Class I              13.75     15.09     (3.21)      N/A         2.84
Victory VIF Diversified Stock -- Class A Shares                 1.32     (0.05)    (1.00)      N/A         4.86
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.40%. A POLICY SERVICE FEE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $20,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $20,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004

(1) This version of the LifeStages(R) Flexible Premium Variable Annuity was first offered on October 1, 1999. Certain Portfolios existed prior to the date that they were added as an Investment Division of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund annual expenses as if the policy has been available during the periods shown.

(2) Assumes no deduction for contingent deferred sales charge.

(3 )Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2004 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

SMRU # 00282134 CV

LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                 INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP American Century Income & Growth -- Service
  Class                                                         6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
  (0.36%)(4)                                                   1/29/93       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Dreyfus Large Company Value -- Service Class        6/2/03       6/2/03
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                         6/2/03       6/2/03
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Lord Abbett Developing Growth -- Service Class      6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP S&P 500 Index(5) -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                    ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          14.44       N/A       N/A      N/A         23.26
Calvert Social Balanced                                         6.53      2.65     (1.14)    7.16         (2.36)
Colonial Small Cap Value, Variable Series -- Class B             N/A       N/A       N/A      N/A           N/A
Dreyfus IP Technology Growth -- Service Shares                 (1.36)    (4.55)      N/A      N/A          9.37
Fidelity(R) VIP Contrafund(R) -- Service Class 2               13.33      8.35      0.09      N/A         18.88
Fidelity(R) VIP Equity-Income -- Service Class 2                9.48      4.54      2.54      N/A         15.10
Fidelity(R) VIP Mid Cap -- Service Class 2                     22.67     13.91     12.99      N/A         28.24
Janus Aspen Series Balanced -- Service Shares                   6.57      3.09     (0.10)     N/A          7.89
Janus Aspen Series Worldwide Growth -- Service Shares           2.86     (2.90)   (10.43)     N/A         10.93
MainStay VP American Century Income & Growth -- Service
  Class                                                        10.60      3.36     (2.77)     N/A         16.26
MainStay VP Bond -- Service Class                               2.18      4.06      5.44     5.38          0.79
MainStay VP Capital Appreciation -- Service Class               2.24     (4.70)   (10.58)    6.03          9.44
MainStay VP Cash Management -- Current 7-day yield is
  (0.36%)(4)                                                   (0.75)    (0.65)     0.91     2.21          0.47
MainStay VP Common Stock -- Service Class                       8.87      0.14     (4.95)    9.03         14.29
MainStay VP Convertible -- Service Class                        4.17      4.16      0.24      N/A          9.28
MainStay VP Dreyfus Large Company Value -- Service Class        9.33      1.32      0.40      N/A         14.72
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                        (4.11)    (5.29)    (9.28)     N/A          3.93
MainStay VP Government -- Service Class                         1.43      3.04      4.76     4.88         (1.09)
MainStay VP High Yield Corporate Bond -- Service Class         10.66     14.08      7.17      N/A         15.57
MainStay VP International Equity -- Service Class              15.20     11.32     (1.30)     N/A         20.13
MainStay VP Lord Abbett Developing Growth -- Service Class      3.89     (0.50)    (6.58)     N/A         12.04
MainStay VP Mid Cap Core -- Service Class                      19.96     10.90       N/A      N/A         24.14
MainStay VP Mid Cap Growth -- Service Class                    20.36      6.24       N/A      N/A         25.08
MainStay VP Mid Cap Value -- Service Class                     15.38      7.00       N/A      N/A         21.27
MainStay VP S&P 500 Index(5) -- Service Class                   8.47      1.39     (4.35)    9.68         13.16
MainStay VP Small Cap Growth -- Service Class                   7.39      2.57       N/A      N/A         19.60
MainStay VP Total Return -- Service Class                       4.42      0.16     (3.73)    6.63          7.44
MainStay VP Value -- Service Class                              9.24      1.92      2.95      N/A         15.47
MFS(R) Investors Trust Series -- Service Class                  9.36      0.58       N/A      N/A         12.04
MFS(R) Research Series -- Service Class                        13.73      1.03       N/A      N/A         14.92
MFS(R) Utilities Series -- Service Class                       27.78      8.96       N/A      N/A         31.42
Neuberger Berman AMT Mid-Cap Growth -- Class S                 14.19       N/A       N/A      N/A         16.22
T. Rowe Price Equity Income Portfolio -- II                    12.79       N/A       N/A      N/A         15.75
Van Eck Worldwide Hard Assets                                  22.01     18.53      9.98     4.81         11.38
Van Kampen UIF Emerging Markets Equity -- Class II             21.04       N/A       N/A      N/A         35.65
Victory VIF Diversified Stock -- Class A Shares                 7.92      1.94     (0.29)     N/A         10.75
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                        ASSUMING CONTRACT SURRENDERED(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           6.44       N/A       N/A      N/A         18.71
Calvert Social Balanced                                        (1.14)     0.12     (2.23)    7.16         (3.60)
Colonial Small Cap Value, Variable Series -- Class B             N/A       N/A       N/A      N/A           N/A
Dreyfus IP Technology Growth -- Service Shares                 (8.46)    (6.90)      N/A      N/A          4.48
Fidelity(R) VIP Contrafund(R) -- Service Class 2                5.33      6.03     (1.01)     N/A         14.23
Fidelity(R) VIP Equity-Income -- Service Class 2                1.60      2.04      1.43      N/A         10.30
Fidelity(R) VIP Mid Cap -- Service Class 2                     14.67     11.81     12.24      N/A         22.42
Janus Aspen Series Balanced -- Service Shares                  (1.10)     0.55     (1.20)     N/A          2.93
Janus Aspen Series Worldwide Growth -- Service Shares          (4.54)    (5.29)   (11.42)     N/A          6.08
MainStay VP American Century Income & Growth -- Service
  Class                                                         2.63      0.82     (3.84)     N/A         11.37
MainStay VP Bond -- Service Class                              (5.18)     1.54      4.45     5.38         (3.88)
MainStay VP Capital Appreciation -- Service Class              (5.12)    (7.04)   (11.57)    6.03          4.51
MainStay VP Cash Management -- Current 7-day yield is
  (0.36%)(4)                                                   (7.90)    (3.09)    (0.21)    2.21         (0.78)
MainStay VP Common Stock -- Service Class                       1.03     (2.32)    (6.00)    9.03          9.53
MainStay VP Convertible -- Service Class                       (3.33)     1.64     (0.86)     N/A          4.36
MainStay VP Dreyfus Large Company Value -- Service Class        1.46     (1.18)    (0.71)     N/A          9.82
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                       (11.01)    (7.62)   (10.28)     N/A         (0.89)
MainStay VP Government -- Service Class                        (5.87)     0.51      3.74     4.88         (5.71)
MainStay VP High Yield Corporate Bond -- Service Class          2.69     11.99      6.24      N/A         10.83
MainStay VP International Equity -- Service Class               7.20      9.13     (2.39)     N/A         15.43
MainStay VP Lord Abbett Developing Growth -- Service Class     (3.59)    (2.95)    (7.61)     N/A          7.11
MainStay VP Mid Cap Core -- Service Class                      11.96      8.69       N/A      N/A         19.61
MainStay VP Mid Cap Growth -- Service Class                    12.36      3.83       N/A      N/A         20.56
MainStay VP Mid Cap Value -- Service Class                      7.38      4.62       N/A      N/A         16.63
MainStay VP S&P 500 Index(5) -- Service Class                   0.66     (1.10)    (5.41)    9.68          8.37
MainStay VP Small Cap Growth -- Service Class                  (0.34)     0.05       N/A      N/A         14.93
MainStay VP Total Return -- Service Class                      (3.10)    (2.30)    (4.79)    6.63          2.45
MainStay VP Value -- Service Class                              1.37     (0.59)     1.86      N/A         10.74
MFS(R) Investors Trust Series -- Service Class                  1.48     (1.90)      N/A      N/A          7.23
MFS(R) Research Series -- Service Class                         5.73     (1.45)      N/A      N/A         10.17
MFS(R) Utilities Series -- Service Class                       19.78      6.67       N/A      N/A         26.15
Neuberger Berman AMT Mid-Cap Growth -- Class S                  6.19       N/A       N/A      N/A         11.24
T. Rowe Price Equity Income Portfolio -- II                     4.79       N/A       N/A      N/A         11.02
Van Eck Worldwide Hard Assets                                  14.01     16.61      9.15     4.81         10.33
Van Kampen UIF Emerging Markets Equity -- Class II             13.04       N/A       N/A      N/A         31.20
Victory VIF Diversified Stock -- Class A Shares                 0.15     (0.57)    (1.39)     N/A          2.78
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.60%. A POLICY SERVICE FEE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $100,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $100,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCTS AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                  INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares          9/21/88      7/10/00
Calvert Social Balanced                                         9/2/86      7/10/00
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      7/10/00
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      7/10/00
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      7/10/00
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      7/10/00
MainStay VP American Century Income & Growth -- Initial
  Class                                                         5/1/98      7/10/00
MainStay VP Bond -- Initial Class                              1/23/84      7/10/00
MainStay VP Capital Appreciation -- Initial Class              1/29/93      7/10/00
MainStay VP Cash Management -- Current 7-day yield is
  (0.36%)(4)                                                   1/29/93      7/10/00
MainStay VP Common Stock -- Initial Class                      1/23/84      7/10/00
MainStay VP Convertible -- Initial Class                       10/1/96      7/10/00
MainStay VP Dreyfus Large Company Value -- Initial Class        5/1/98      7/10/00
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         5/1/98      7/10/00
MainStay VP Government -- Initial Class                        1/29/93      7/10/00
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      7/10/00
MainStay VP International Equity -- Initial Class               5/1/95      7/10/00
MainStay VP Lord Abbett Developing Growth -- Initial Class      5/1/98      7/10/00
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/6/01
MainStay VP S&P 500 Index(5) -- Initial Class                  1/29/93      7/10/00
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                      1/29/93      7/10/00
MainStay VP Value -- Initial Class                              5/1/95      7/10/00
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      7/10/00
MFS(R) Research Series -- Initial Class                        7/26/95      7/10/00
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
T. Rowe Price Equity Income Portfolio                          3/31/94      7/10/00
Van Eck Worldwide Hard Assets                                   9/1/89      7/10/00
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      7/10/00
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                    ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          14.72      5.27    (10.33)     4.04        (9.54)
Calvert Social Balanced                                         6.53      2.65     (1.14)     7.16        (2.36)
Colonial Small Cap Value, Variable Series -- Class B             N/A       N/A       N/A       N/A          N/A
Dreyfus IP Technology Growth -- Initial Shares                 (1.14)    (4.33)   (16.16)      N/A        (3.67)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 13.64      8.62      0.34       N/A         1.29
Fidelity(R) VIP Equity-Income -- Initial Class                  9.75      4.79      2.80      9.55         2.83
Fidelity(R) VIP Mid Cap -- Service Class 2                     22.67     13.91     12.99       N/A        28.24
Janus Aspen Series Balanced -- Institutional Shares             6.80      3.34     (0.08)    10.73        (0.01)
Janus Aspen Series Worldwide Growth -- Institutional Shares     3.11     (2.66)   (10.19)     8.67       (11.15)
MainStay VP American Century Income & Growth -- Initial
  Class                                                        10.86      3.60     (2.53)      N/A        (2.22)
MainStay VP Bond -- Initial Class                               2.43      4.32      5.70      5.66         5.69
MainStay VP Capital Appreciation -- Initial Class               2.50     (4.46)   (10.36)     6.32       (11.91)
MainStay VP Cash Management -- Current 7-day yield is
  (0.36%)(4)                                                   (0.75)    (0.65)     0.91      2.21         0.47
MainStay VP Common Stock -- Initial Class                       9.13      0.39     (4.72)     9.30        (5.48)
MainStay VP Convertible -- Initial Class                        4.42      4.42      0.48       N/A        (1.18)
MainStay VP Dreyfus Large Company Value -- Initial Class        9.60      1.56      0.65       N/A         0.47
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                        (3.87)    (5.06)    (9.04)      N/A       (11.90)
MainStay VP Government -- Initial Class                         1.68      3.29      5.02      5.15         4.63
MainStay VP High Yield Corporate Bond -- Initial Class         10.93     14.35      7.42       N/A         8.22
MainStay VP International Equity -- Initial Class              15.48     11.60     (1.06)      N/A         2.29
MainStay VP Lord Abbett Developing Growth -- Initial Class      4.16     (0.26)    (6.34)      N/A        (4.11)
MainStay VP Mid Cap Core -- Initial Class                      20.26     11.18       N/A       N/A         9.17
MainStay VP Mid Cap Growth -- Initial Class                    20.66      6.51       N/A       N/A         3.45
MainStay VP Mid Cap Value -- Initial Class                     15.67      7.27       N/A       N/A         6.11
MainStay VP S&P 500 Index(5) -- Initial Class                   8.73      1.64     (4.12)     9.96        (4.08)
MainStay VP Small Cap Growth -- Initial Class                   7.66      2.83       N/A       N/A         0.85
MainStay VP Total Return -- Initial Class                       4.67      0.41     (3.49)     6.91        (5.42)
MainStay VP Value -- Initial Class                              9.51      2.17      3.20       N/A         2.54
MFS(R) Investors Trust Series -- Initial Class                  9.58      0.81     (3.59)      N/A        (4.60)
MFS(R) Research Series -- Initial Class                        14.01      1.29     (5.49)      N/A        (8.32)
MFS(R) Utilities Series -- Service Class                       27.78      8.96       N/A       N/A        31.42
Neuberger Berman AMT Mid-Cap Growth -- Class S                 14.19       N/A       N/A       N/A        16.22
T. Rowe Price Equity Income Portfolio                          13.09      6.09      5.82     11.20         6.11
Van Eck Worldwide Hard Assets                                  22.01     18.53      9.98      4.81        11.38
Van Kampen UIF Emerging Markets Equity -- Class I              21.16     16.96     (2.51)      N/A         1.43
Victory VIF Diversified Stock -- Class A Shares                 7.92      1.94     (0.29)      N/A        10.75
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                        ASSUMING CONTRACT SURRENDERED(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           6.72      2.81    (11.32)     4.04       (10.67)
Calvert Social Balanced                                        (1.14)     0.12     (2.23)     7.16        (3.60)
Colonial Small Cap Value, Variable Series -- Class B             N/A       N/A       N/A       N/A          N/A
Dreyfus IP Technology Growth -- Initial Shares                 (8.26)    (6.68)   (17.09)      N/A        (5.47)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  5.64      6.32     (0.77)      N/A         0.02
Fidelity(R) VIP Equity-Income -- Initial Class                  1.85      2.30      1.71      9.55         1.56
Fidelity(R) VIP Mid Cap -- Service Class 2                     14.67     11.81     12.24       N/A        22.42
Janus Aspen Series Balanced -- Institutional Shares            (0.89)     0.80     (1.19)    10.73        (1.26)
Janus Aspen Series Worldwide Growth -- Institutional Shares    (4.31)    (5.05)   (11.18)     8.67       (12.26)
MainStay VP American Century Income & Growth -- Initial
  Class                                                         2.88      1.06     (3.61)      N/A        (3.44)
MainStay VP Bond -- Initial Class                              (4.94)     1.81      4.72      5.66         4.52
MainStay VP Capital Appreciation -- Initial Class              (4.88)    (6.81)   (11.34)     6.32       (13.01)
MainStay VP Cash Management -- Current 7-day yield is
  (0.36%)(4)                                                   (7.90)    (3.09)    (0.21)     2.21        (0.78)
MainStay VP Common Stock -- Initial Class                       1.28     (2.08)    (5.77)     9.30        (6.66)
MainStay VP Convertible -- Initial Class                       (3.10)     1.91     (0.63)      N/A        (2.44)
MainStay VP Dreyfus Large Company Value -- Initial Class        1.70     (0.93)    (0.47)      N/A        (0.79)
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                       (10.79)    (7.39)   (10.04)      N/A       (13.00)
MainStay VP Government -- Initial Class                        (5.64)     0.75      4.01      5.15         3.40
MainStay VP High Yield Corporate Bond -- Initial Class          2.94     12.27      6.50       N/A         7.15
MainStay VP International Equity -- Initial Class               7.48      9.41     (2.15)      N/A         1.01
MainStay VP Lord Abbett Developing Growth -- Initial Class     (3.34)    (2.71)    (7.38)      N/A        (5.31)
MainStay VP Mid Cap Core -- Initial Class                      12.26      8.98       N/A       N/A         7.42
MainStay VP Mid Cap Growth -- Initial Class                    12.66      4.10       N/A       N/A         1.54
MainStay VP Mid Cap Value -- Initial Class                      7.67      4.90       N/A       N/A         4.34
MainStay VP S&P 500 Index(5) -- Initial Class                   0.90     (0.86)    (5.17)     9.96        (5.27)
MainStay VP Small Cap Growth -- Initial Class                  (0.09)     0.30       N/A       N/A        (1.03)
MainStay VP Total Return -- Initial Class                      (2.86)    (2.06)    (4.55)     6.91        (6.62)
MainStay VP Value -- Initial Class                              1.63     (0.34)     2.12       N/A         1.23
MFS(R) Investors Trust Series -- Initial Class                  1.69     (1.67)    (4.66)      N/A        (5.81)
MFS(R) Research Series -- Initial Class                         6.01     (1.21)    (6.53)      N/A        (9.48)
MFS(R) Utilities Series -- Service Class                       19.78      6.67       N/A       N/A        26.15
Neuberger Berman AMT Mid-Cap Growth -- Class S                  6.19       N/A       N/A       N/A        11.24
T. Rowe Price Equity Income Portfolio                           5.09      3.67      4.84     11.20         4.96
Van Eck Worldwide Hard Assets                                  14.01     16.61      9.15      4.81        10.33
Van Kampen UIF Emerging Markets Equity -- Class I              13.16     14.98     (3.58)      N/A         0.13
Victory VIF Diversified Stock -- Class A Shares                 0.15     (0.57)    (1.39)      N/A         2.78
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.60%. A POLICY SERVICE FEE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $100,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $100,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCTS AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004

(1) The LifeStages(R) Premium Plus Variable Annuity was first offered for sale on November 13, 2000. Certain Portfolios existed prior to that date. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown. The LifeStages(R) Premium Plus Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2004 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

LifeStages(R) Premium Plus Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Policies with a premium Credit may have higher fees and expenses, and may have longer surrender charge periods than policies that do not provide the Credit feature. There may be circumstances in which the purchase of a LifeStages(R) Premium Plus Variable Annuity is less advantageous than the purchase of another LifeStages(R) variable annuity which may have lower fees but no credit. This may be the case, for example, if you intended to make fewer and smaller payments into the contract, or if you anticipate retaining the contract for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 00282134 CV

LIFESTAGES(R) PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
                                                              INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP American Century Income & Growth -- Service
  Class                                                         6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
  (0.51%)(4)                                                   1/29/93       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Dreyfus Large Company Value -- Service Class        6/2/03       6/2/03
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                         6/2/03       6/2/03
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Lord Abbett Developing Growth -- Service Class      6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP S&P 500 Index(5) -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                    ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
                                                                 1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          14.27       N/A       N/A      N/A         23.82
Calvert Social Balanced                                         6.37      2.49     (1.29)    7.00          9.55
Colonial Small Cap Value, Variable Series -- Class B             N/A       N/A       N/A      N/A           N/A
Dreyfus IP Technology Growth -- Service Shares                 (1.51)    (4.70)      N/A      N/A          9.33
Fidelity(R) VIP Contrafund(R) -- Service Class 2               13.16      8.19     (0.06)     N/A         18.68
Fidelity(R) VIP Equity-Income -- Service Class 2                9.31      4.38      2.39     9.23         15.67
Fidelity(R) VIP Mid Cap -- Service Class 2                     22.49     13.74     12.82      N/A         30.36
Janus Aspen Series Balanced -- Service Shares                   6.41      2.94     (0.25)     N/A          7.33
Janus Aspen Series Worldwide Growth -- Service Shares           2.71     (3.05)   (10.57)     N/A          9.78
MainStay VP American Century Income & Growth -- Service
  Class                                                        10.43      3.20     (2.91)     N/A         15.04
MainStay VP Bond -- Service Class                               2.03      3.91      5.28     5.22          0.58
MainStay VP Capital Appreciation -- Service Class               2.09     (4.84)   (10.72)    5.88          8.39
MainStay VP Cash Management -- Current 7-day yield is
  (0.51%)(4)                                                   (0.90)    (0.79)     0.76     2.06         (1.00)
MainStay VP Common Stock -- Service Class                       8.70     (0.01)    (5.09)    8.87         14.42
MainStay VP Convertible -- Service Class                        4.01      4.01      0.09      N/A          8.13
MainStay VP Dreyfus Large Company Value -- Service Class        9.16      1.16      0.25      N/A         14.55
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                        (4.25)    (5.43)    (9.41)     N/A          3.73
MainStay VP Government -- Service Class                         1.28      2.89      4.60     4.72         (0.95)
MainStay VP High Yield Corporate Bond -- Service Class         10.50     13.91      7.01      N/A         15.67
MainStay VP International Equity -- Service Class              15.02     11.16     (1.45)     N/A         19.00
MainStay VP Lord Abbett Developing Growth -- Service Class      3.74     (0.65)    (6.72)     N/A         13.47
MainStay VP Mid Cap Core -- Service Class                      19.78     10.74       N/A      N/A         24.09
MainStay VP Mid Cap Growth -- Service Class                    20.17      6.08       N/A      N/A         26.44
MainStay VP Mid Cap Value -- Service Class                     15.21      6.84       N/A      N/A         19.99
MainStay VP S&P 500 Index(5) -- Service Class                   8.30      1.24     (4.49)    9.52         13.25
MainStay VP Small Cap Growth -- Service Class                   7.23      2.42       N/A      N/A         18.65
MainStay VP Total Return -- Service Class                       4.26      0.01     (3.87)    6.47          6.40
MainStay VP Value -- Service Class                              9.08      1.77      2.80      N/A         15.60
MFS(R) Investors Trust Series -- Service Class                  9.19      0.43       N/A      N/A         11.87
MFS(R) Research Series -- Service Class                        13.56      0.88       N/A      N/A         16.74
MFS(R) Utilities Series -- Service Class                       27.59      8.80       N/A      N/A         29.71
Neuberger Berman AMT Mid-Cap Growth -- Class S                 14.02       N/A       N/A      N/A         17.23
T. Rowe Price Equity Income Portfolio -- II                    12.62       N/A       N/A      N/A         16.04
Van Eck Worldwide Hard Assets                                  21.82     18.36      9.82     4.66         39.23
Van Kampen UIF Emerging Markets Equity -- Class II             20.86       N/A       N/A      N/A         35.92
Victory VIF Diversified Stock -- Class A Shares                 7.76      1.79     (0.44)     N/A         10.64
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                        ASSUMING CONTRACT SURRENDERED(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
                                                                 1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           6.27       N/A       N/A      N/A         19.12
Calvert Social Balanced                                        (1.28)    (0.03)    (2.38)    7.00          4.46
Colonial Small Cap Value, Variable Series -- Class B             N/A       N/A       N/A      N/A           N/A
Dreyfus IP Technology Growth -- Service Shares                 (8.60)    (7.04)      N/A      N/A          4.34
Fidelity(R) VIP Contrafund(R) -- Service Class 2                5.16      5.86     (1.16)     N/A         13.87
Fidelity(R) VIP Equity-Income -- Service Class 2                1.44      1.87      1.27     9.23         10.80
Fidelity(R) VIP Mid Cap -- Service Class 2                     14.49     11.64     12.07      N/A         24.45
Janus Aspen Series Balanced -- Service Shares                  (1.25)     0.40     (1.35)     N/A          2.39
Janus Aspen Series Worldwide Growth -- Service Shares          (4.69)    (5.43)   (11.56)     N/A          4.76
MainStay VP American Century Income & Growth -- Service
  Class                                                         2.48      0.66     (3.99)     N/A         10.16
MainStay VP Bond -- Service Class                              (5.32)     1.38      4.28     5.22         (4.07)
MainStay VP Capital Appreciation -- Service Class              (5.26)    (7.18)   (11.70)    5.88          3.49
MainStay VP Cash Management -- Current 7-day yield is
  (0.51%)(4)                                                   (8.03)    (3.24)    (0.36)    2.06         (5.58)
MainStay VP Common Stock -- Service Class                       0.87     (2.47)    (6.14)    8.87          9.67
MainStay VP Convertible -- Service Class                       (3.48)     1.48     (1.01)     N/A          3.10
MainStay VP Dreyfus Large Company Value -- Service Class        1.30     (1.32)    (0.86)     N/A          9.64
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                       (11.15)    (7.76)   (10.41)     N/A         (1.08)
MainStay VP Government -- Service Class                        (6.02)     0.36      3.58     4.72         (5.53)
MainStay VP High Yield Corporate Bond -- Service Class          2.54     11.82      6.07      N/A         10.95
MainStay VP International Equity -- Service Class               7.02      8.95     (2.54)     N/A         14.24
MainStay VP Lord Abbett Developing Growth -- Service Class     (3.73)    (3.10)    (7.75)     N/A          8.70
MainStay VP Mid Cap Core -- Service Class                      11.78      8.52       N/A      N/A         19.42
MainStay VP Mid Cap Growth -- Service Class                    12.17      3.66       N/A      N/A         21.97
MainStay VP Mid Cap Value -- Service Class                      7.21      4.46       N/A      N/A         15.38
MainStay VP S&P 500 Index(5) -- Service Class                   0.50     (1.25)    (5.55)    9.52          8.47
MainStay VP Small Cap Growth -- Service Class                  (0.49)    (0.10)      N/A      N/A         14.00
MainStay VP Total Return -- Service Class                      (3.25)    (2.45)    (4.93)    6.47          1.38
MainStay VP Value -- Service Class                              1.22     (0.74)     1.70      N/A         10.88
MFS(R) Investors Trust Series -- Service Class                  1.33     (2.04)      N/A      N/A          6.90
MFS(R) Research Series -- Service Class                         5.56     (1.60)      N/A      N/A         11.81
MFS(R) Utilities Series -- Service Class                       19.59      6.50       N/A      N/A         24.71
Neuberger Berman AMT Mid-Cap Growth -- Class S                  6.02       N/A       N/A      N/A         12.25
T. Rowe Price Equity Income Portfolio -- II                     4.62       N/A       N/A      N/A         11.18
Van Eck Worldwide Hard Assets                                  13.82     16.42      8.98     4.66         34.60
Van Kampen UIF Emerging Markets Equity -- Class II             12.86       N/A       N/A      N/A         31.46
Victory VIF Diversified Stock -- Class A Shares                 0.00     (0.71)    (1.54)     N/A          2.68
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.75%. A POLICY SERVICE FEE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $100,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $100,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) PREMIUM PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004

(1) The LifeStages(R) Premium Plus II Variable Annuity was first offered for sale on June 2, 2003. Certain Portfolios existed prior to that date. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2004 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

LifeStages(R) Premium Plus II Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a Credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Policies with a premium Credit may have higher fees and expenses, and may have longer surrender charge periods than policies that do not provide the Credit feature. There may be circumstances in which the purchase of a LifeStages(R) Premium Plus II Variable Annuity is less advantageous than the purchase of another LifeStages(R) variable annuity which may have lower fees but no credit. This may be the case, for example, if you intended to make fewer and smaller payments into the contract, or if you anticipate retaining the contract for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 00282134 CV

LIFESTAGES(R) ACCESS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED NOVEMBER 15, 2004 AND AFTER            INCEPTION   INCEPTION       1         3                    10
INVESTMENT DIVISIONS                                            DATE       DATE(1)     YEAR(1)   YEAR(1)   5 YEAR(1)   YEAR(1)
Alger American Small Capitalization -- Class S Shares           5/1/02     11/15/04     14.50       N/A        N/A        N/A
Calvert Social Balanced                                         9/2/86     11/15/04      6.59      2.70      (1.09)      7.22
Colonial Small Cap Value, Variable Series, Class B              6/1/00     11/15/04       N/A       N/A        N/A        N/A
Dreyfus IP Technology Growth -- Service Shares                12/29/00     11/15/04     (1.31)    (4.51)       N/A        N/A
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00     11/15/04     13.38      8.40       0.14        N/A
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00     11/15/04      9.53      4.59       2.59       9.45
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00     11/15/04     22.73     13.96      13.04        N/A
Janus Aspen Series Balanced -- Service Shares                 12/31/99     11/15/04      6.62      3.14      (0.05)       N/A
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99     11/15/04      2.92     (2.85)    (10.39)       N/A
MainStay VP American Century Income & Growth -- Service
  Class                                                         6/2/03     11/15/04     10.65      3.41      (2.72)       N/A
MainStay VP Bond -- Service Class                               6/2/03     11/15/04      2.23      4.12       5.49       5.43
MainStay VP Capital Appreciation -- Service Class               6/2/03     11/15/04      2.30     (4.65)    (10.54)      6.09
MainStay VP Cash Management -- Current 7-day yield is
  (0.31%)(3)                                                   1/29/93     11/15/04     (0.70)    (0.60)      0.96       2.26
MainStay VP Common Stock -- Service Class                       6/2/03     11/15/04      8.92      0.19      (4.90)      9.08
MainStay VP Convertible -- Service Class                        6/2/03     11/15/04      4.22      4.21       0.29        N/A
MainStay VP Dreyfus Large Company Value -- Service Class        6/2/03     11/15/04      9.38      1.37       0.45        N/A
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                         6/2/03     11/15/04     (4.06)    (5.24)     (9.23)       N/A
MainStay VP Government -- Service Class                         6/2/03     11/15/04      1.48      3.09       4.81       4.93
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03     11/15/04     10.72     14.14       7.22        N/A
MainStay VP International Equity -- Service Class               6/2/03     11/15/04     15.25     11.38      (1.25)       N/A
MainStay VP Lord Abbett Developing Growth -- Service Class      6/2/03     11/15/04      3.95     (0.45)     (6.53)       N/A
MainStay VP Mid Cap Core -- Service Class                       6/2/03     11/15/04     20.02     10.96        N/A        N/A
MainStay VP Mid Cap Growth -- Service Class                     6/2/03     11/15/04     20.42      6.30        N/A        N/A
MainStay VP Mid Cap Value -- Service Class                      6/2/03     11/15/04     15.44      7.06        N/A        N/A
MainStay VP S&P 500 Index(4) -- Service Class                   6/2/03     11/15/04      8.52      1.44      (4.30)      9.73
MainStay VP Small Cap Growth -- Service Class                   6/2/03     11/15/04      7.44      2.62        N/A        N/A
MainStay VP Total Return -- Service Class                       6/2/03     11/15/04      4.47      0.21      (3.68)      6.68
MainStay VP Value -- Service Class                              6/2/03     11/15/04      9.29      1.97       3.00        N/A
MFS(R) Investors Trust Series -- Service Class                  5/1/00     11/15/04      9.41      0.63        N/A        N/A
MFS(R) Research Series -- Service Class                         5/1/00     11/15/04     13.78      1.08        N/A        N/A
MFS(R) Utilities Series -- Service Class                        5/1/00     11/15/04     27.84      9.02        N/A        N/A
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03     11/15/04     14.24       N/A        N/A        N/A
T. Rowe Price Equity Income Portfolio -- II                    4/30/02     11/15/04     12.85       N/A        N/A        N/A
Van Eck Worldwide Hard Assets                                   9/1/89     11/15/04     22.07     18.59      10.04       4.87
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03     11/15/04     21.10       N/A        N/A        N/A
Victory VIF Diversified Stock -- Class A Shares                 7/1/99     11/15/04      7.76      1.79      (0.44)       N/A
------------------------------------------------------------------------------------------------------------------------------
                                                                           Negative numbers appear in parentheses

                                                                 SINCE
                                                               INVESTMENT
FOR POLICIES PURCHASED NOVEMBER 15, 2004 AND AFTER              DIVISION
INVESTMENT DIVISIONS                                          INCEPTION(2)
Alger American Small Capitalization -- Class S Shares              4.08
Calvert Social Balanced                                           (1.63)
Colonial Small Cap Value, Variable Series, Class B                  N/A
Dreyfus IP Technology Growth -- Service Shares                      N/A
Fidelity(R) VIP Contrafund(R) -- Service Class 2                   2.61
Fidelity(R) VIP Equity-Income -- Service Class 2                   1.57
Fidelity(R) VIP Mid Cap -- Service Class 2                        22.72
Janus Aspen Series Balanced -- Service Shares                      2.28
Janus Aspen Series Worldwide Growth -- Service Shares               N/A
MainStay VP American Century Income & Growth -- Service
  Class                                                            1.39
MainStay VP Bond -- Service Class                                  0.24
MainStay VP Capital Appreciation -- Service Class                  3.11
MainStay VP Cash Management -- Current 7-day yield is
  (0.31%)(3)                                                       0.66
MainStay VP Common Stock -- Service Class                           N/A
MainStay VP Convertible -- Service Class                           1.06
MainStay VP Dreyfus Large Company Value -- Service Class            N/A
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                             N/A
MainStay VP Government -- Service Class                            0.10
MainStay VP High Yield Corporate Bond -- Service Class             1.79
MainStay VP International Equity -- Service Class                  1.93
MainStay VP Lord Abbett Developing Growth -- Service Class          N/A
MainStay VP Mid Cap Core -- Service Class                          1.89
MainStay VP Mid Cap Growth -- Service Class                        2.41
MainStay VP Mid Cap Value -- Service Class                         2.94
MainStay VP S&P 500 Index(4) -- Service Class                      2.52
MainStay VP Small Cap Growth -- Service Class                      2.98
MainStay VP Total Return -- Service Class                          1.09
MainStay VP Value -- Service Class                                 2.10
MFS(R) Investors Trust Series -- Service Class                      N/A
MFS(R) Research Series -- Service Class                             N/A
MFS(R) Utilities Series -- Service Class                          24.45
Neuberger Berman AMT Mid-Cap Growth -- Class S                     6.74
T. Rowe Price Equity Income Portfolio -- II                        3.31
Van Eck Worldwide Hard Assets                                     10.73
Van Kampen UIF Emerging Markets Equity -- Class II                 6.71
Victory VIF Diversified Stock -- Class A Shares                     N/A
------------------------------------------------------------------------------------------------------------------------------
                                                                Negative
                                                                numbers
                                                               appear in
                                                              parentheses

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.55%. A POLICY SERVICE FEE, EQUAL TO $40 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $50,000.00 . THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $50,000.00.

NO CONTINGENT DEFERRED SALES CHARGES ARE ASSESSED UNDER THE LIFESTAGES(R) ACCESS VARIABLE ANNUITY. THEREFORE, THE VALUES SHOWN ARE APPLICABLE IF THE POLICY IS SURRENDERED OR NOT SURRENDERED. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) ACCESS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) ACCESS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO NOVEMBER 15, 2004             INCEPTION   INCEPTION       1         3                    10
INVESTMENT DIVISIONS                                            DATE       DATE(1)     YEAR(1)   YEAR(1)   5 YEAR(1)   YEAR(1)
Alger American Small Capitalization -- Class O Shares          9/21/88      3/13/00     14.77      5.33     (10.28)      4.09
Calvert Social Balanced                                         9/2/86      3/13/00      6.59      2.70      (1.09)      7.22
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04       N/A       N/A        N/A        N/A
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99      3/13/00     (1.09)    (4.28)    (16.12)       N/A
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      3/13/00     13.70      8.68       0.39        N/A
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      3/13/00      9.81      4.84       2.86       9.61
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03     22.73     13.96      13.04        N/A
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      3/13/00      6.85      3.39      (0.03)     10.79
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      3/13/00      3.16     (2.61)    (10.14)      8.73
MainStay VP American Century Income & Growth -- Initial
  Class                                                         5/1/98      3/13/00     10.92      3.66      (2.48)       N/A
MainStay VP Bond -- Initial Class                              1/23/84      3/13/00      2.48      4.37       5.75       5.71
MainStay VP Capital Appreciation -- Initial Class              1/29/93      3/13/00      2.55     (4.41)    (10.31)      6.37
MainStay VP Cash Management -- Current 7-day yield is
  (0.31%)(3)                                                   1/29/93      3/13/00     (0.70)    (0.60)      0.96       2.26
MainStay VP Common Stock -- Initial Class                      1/23/84      3/13/00      9.19      0.44      (4.67)      9.35
MainStay VP Convertible -- Initial Class                       10/1/96      3/13/00      4.47      4.47       0.53        N/A
MainStay VP Dreyfus Large Company Value -- Initial Class        5/1/98      3/13/00      9.65      1.61       0.70        N/A
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         5/1/98      3/13/00     (3.83)    (5.01)     (8.99)       N/A
MainStay VP Government -- Initial Class                        1/29/93      3/13/00      1.73      3.35       5.07       5.20
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      3/13/00     10.99     14.41       7.47        N/A
MainStay VP International Equity -- Initial Class               5/1/95      3/13/00     15.53     11.65      (1.01)       N/A
MainStay VP Lord Abbett Developing Growth -- Initial Class      5/1/98      3/13/00      4.21     (0.21)     (6.30)       N/A
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01     20.32     11.23        N/A        N/A
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01     20.72      6.56        N/A        N/A
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/6/01     15.73      7.32        N/A        N/A
MainStay VP S&P 500 Index(4) -- Initial Class                  1/29/93      3/13/00      8.79      1.69      (4.07)     10.02
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01      7.71      2.88        N/A        N/A
MainStay VP Total Return -- Initial Class                      1/29/93      3/13/00      4.73      0.46      (3.44)      6.96
MainStay VP Value -- Initial Class                              5/1/95      3/13/00      9.57      2.22       3.25        N/A
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      3/13/00      9.64      0.86      (3.55)       N/A
MFS(R) Research Series -- Initial Class                        7/26/95      3/13/00     14.06      1.34      (5.44)       N/A
MFS(R) Utilities Series -- Service Class                        5/1/00      3/13/00     27.84      9.02        N/A        N/A
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03      3/13/00     14.24       N/A        N/A        N/A
T. Rowe Price Equity Income Portfolio                          3/31/94      3/13/00     13.15      6.15       5.87      11.26
Van Eck Worldwide Hard Assets                                   9/1/89      3/13/00     22.07     18.59      10.04       4.87
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      3/13/00     21.22     17.02      (2.46)       N/A
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04      7.76      1.79      (0.44)       N/A
------------------------------------------------------------------------------------------------------------------------------
                                                                           Negative numbers appear in parentheses

                                                                 SINCE
                                                               INVESTMENT
FOR POLICIES PURCHASED PRIOR TO NOVEMBER 15, 2004               DIVISION
INVESTMENT DIVISIONS                                          INCEPTION(2)
Alger American Small Capitalization -- Class O Shares             (7.61)
Calvert Social Balanced                                           (1.63)
Colonial Small Cap Value, Variable Series -- Class B                N/A
Dreyfus IP Technology Growth -- Initial Shares                     1.66
Fidelity(R) VIP Contrafund(R) -- Initial Class                     2.12
Fidelity(R) VIP Equity-Income -- Initial Class                     3.08
Fidelity(R) VIP Mid Cap -- Service Class 2                        22.72
Janus Aspen Series Balanced -- Institutional Shares                1.32
Janus Aspen Series Worldwide Growth -- Institutional Shares       (9.02)
MainStay VP American Century Income & Growth -- Initial
  Class                                                           (1.74)
MainStay VP Bond -- Initial Class                                  5.96
MainStay VP Capital Appreciation -- Initial Class                 (9.65)
MainStay VP Cash Management -- Current 7-day yield is
  (0.31%)(3)                                                       0.66
MainStay VP Common Stock -- Initial Class                         (5.42)
MainStay VP Convertible -- Initial Class                          (0.16)
MainStay VP Dreyfus Large Company Value -- Initial Class           0.76
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                           (8.34)
MainStay VP Government -- Initial Class                            4.73
MainStay VP High Yield Corporate Bond -- Initial Class             8.26
MainStay VP International Equity -- Initial Class                  2.23
MainStay VP Lord Abbett Developing Growth -- Initial Class        (4.19)
MainStay VP Mid Cap Core -- Initial Class                         12.36
MainStay VP Mid Cap Growth -- Initial Class                       11.09
MainStay VP Mid Cap Value -- Initial Class                         5.65
MainStay VP S&P 500 Index(4) -- Initial Class                     (3.32)
MainStay VP Small Cap Growth -- Initial Class                      1.79
MainStay VP Total Return -- Initial Class                         (4.29)
MainStay VP Value -- Initial Class                                 3.42
MFS(R) Investors Trust Series -- Initial Class                    (4.08)
MFS(R) Research Series -- Initial Class                           (7.11)
MFS(R) Utilities Series -- Service Class                          24.45
Neuberger Berman AMT Mid-Cap Growth -- Class S                     6.74
T. Rowe Price Equity Income Portfolio                              6.36
Van Eck Worldwide Hard Assets                                     10.73
Van Kampen UIF Emerging Markets Equity -- Class I                 (1.96)
Victory VIF Diversified Stock -- Class A Shares                     N/A
---------------------------------------------------------------------------------------
                                                                Negative
                                                                numbers
                                                               appear in
                                                              parentheses

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.55%. A POLICY SERVICE FEE, EQUAL TO $40 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $50,000.00 . THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $50,000.00.

NO CONTINGENT DEFERRED SALES CHARGES ARE ASSESSED UNDER THE LIFESTAGES(R) ACCESS VARIABLE ANNUITY. THEREFORE, THE VALUES SHOWN ARE APPLICABLE IF THE POLICY IS SURRENDERED OR NOT SURRENDERED. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) ACCESS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) ACCESS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004

(1) The LifeStages(R) Access Variable Annuity was re-introduced for new sales on November 15, 2004. Policies issued before this date do not allow additional premium payments to be made. These policyholders can continue to reallocate their current premiums within the LifeStages(R) Access Variable Annuity and existing policies will continue to be serviced. Certain Portfolios and Investment Divisions existed prior to this date. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown. The LifeStages(R) Access Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

(2) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(3) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2004 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(4) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

This product is not available in all states.

SMRU # 00282134 CV

MAINSTAY PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003               INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Colonial Small Cap Value Fund -- Class B Shares                 6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP American Century Income & Growth -- Service
  Class                                                         6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management(4) -- Current 7-day yield is
  (0.16%)                                                      1/29/93       6/2/03
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Dreyfus Large Company Value -- Service Class        6/2/03       6/2/03
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                         6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP S&P 500(5) Index -- Service Class                   6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Lord Abbett Developing Growth -- Service Class      6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       5/3/04
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       5/3/04
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                               ASSUMING NO SURRENDER(%)(2)
                                                                                                                  SINCE
                                                                                                                INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 1         1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          MONTH    YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          3.64     14.67       N/A       N/A      N/A         23.52
Calvert Social Balanced                                        2.14      6.75      2.85     (0.94)    7.38          6.23
Colonial Small Cap Value Fund -- Class B Shares                 N/A       N/A       N/A       N/A      N/A           N/A
Dreyfus IP Technology Growth -- Service Shares                 1.53     (1.17)    (4.36)      N/A      N/A         10.05
Fidelity(R) VIP Contrafund(R) -- Service Class 2               2.53     13.55      8.57      0.29      N/A         19.65
Fidelity(R) VIP Equity-Income -- Service Class 2               3.04      9.70      4.74      2.75      N/A         16.02
Fidelity(R) VIP Mid Cap -- Service Class 2                     2.52     22.92     14.13     13.21      N/A         28.18
Janus Aspen Series Balanced -- Service Shares                  2.72      6.78      3.30      0.10      N/A          7.63
Janus Aspen Series Worldwide Growth -- Service Shares          3.30      3.07     (2.71)   (10.25)     N/A         11.54
MainStay VP American Century Income & Growth -- Service
  Class                                                        3.54     10.82      3.56     (2.57)     N/A         14.16
MainStay VP Bond -- Service Class                              0.77      2.39      4.27      5.65     5.59          0.93
MainStay VP Capital Appreciation -- Service Class              4.11      2.45     (4.51)   (10.40)    6.25          8.77
MainStay VP Cash Management(4) -- Current 7-day yield is
  (0.16%)                                                      0.02     (0.55)    (0.45)     1.11     2.41          2.33
MainStay VP Convertible -- Service Class                       2.20      4.38      4.37      0.44      N/A          9.12
MainStay VP Dreyfus Large Company Value -- Service Class       3.53      9.55      1.52      0.60      N/A         14.62
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                        3.97     (3.92)    (5.10)    (9.09)     N/A          4.22
MainStay VP Mid Cap Value -- Service Class                     2.95     15.62      7.22       N/A      N/A         20.41
MainStay VP Government -- Service Class                        0.64      1.63      3.25      4.60     5.13         (0.59)
MainStay VP Common Stock -- Service Class                      3.02      9.08      0.34     (4.76)    9.25         14.82
MainStay VP High Yield Corporate Bond -- Service Class         1.85     10.88     14.31      7.38      N/A         16.07
MainStay VP S&P 500(5) Index -- Service Class                  3.23      8.68      1.60     (4.16)    9.90         13.64
MainStay VP International Equity -- Service Class              3.96     15.43     11.55     (1.10)     N/A         21.21
MainStay VP Lord Abbett Developing Growth -- Service Class     2.23      4.10     (0.30)    (6.39)     N/A         13.06
MainStay VP Mid Cap Core -- Service Class                      3.74     20.20     11.12       N/A      N/A         24.81
MainStay VP Mid Cap Growth -- Service Class                    6.00     20.60      6.46       N/A      N/A         26.88
MainStay VP Small Cap Growth -- Service Class                  3.31      7.60      2.78       N/A      N/A         19.06
MainStay VP Total Return -- Service Class                      2.54      4.63      0.36     (3.53)    6.84          7.62
MainStay VP Value -- Service Class                             2.37      9.46      2.12      3.16      N/A         16.00
MFS(R) Investors Trust Series -- Service Class                 3.63      9.58      0.78       N/A      N/A         11.84
MFS(R) Research Series -- Service Class                        4.12     13.95      1.23       N/A      N/A         15.74
MFS(R) Utilities Series -- Service Class                       4.83     28.04      9.18       N/A      N/A         33.29
Neuberger Berman AMT Mid-Cap Growth -- Class S                 4.42     14.42       N/A       N/A      N/A         15.96
T. Rowe Price Equity Income Portfolio -- II                    3.49     13.02       N/A       N/A      N/A         16.12
Van Eck Worldwide Hard Assets                                 (1.72)    22.25     18.77     10.20     5.02          7.00
Van Kampen UIF Emerging Markets Equity -- Class II             4.92     21.28       N/A       N/A      N/A         38.10
Victory VIF Diversified Stock -- Class A Shares                1.65      8.14      2.15     (0.09)     N/A         11.91
------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           7.67       N/A       N/A      N/A         19.55
Calvert Social Balanced                                         0.02      0.65     (1.85)    7.38          6.23
Colonial Small Cap Value Fund -- Class B Shares                  N/A       N/A       N/A      N/A           N/A
Dreyfus IP Technology Growth -- Service Shares                 (7.39)    (6.42)      N/A      N/A          5.81
Fidelity(R) VIP Contrafund(R) -- Service Class 2                6.55      6.55     (0.63)     N/A         15.62
Fidelity(R) VIP Equity-Income -- Service Class 2                2.78      2.57      1.84      N/A         11.91
Fidelity(R) VIP Mid Cap -- Service Class 2                     15.92     12.31     12.60      N/A         23.21
Janus Aspen Series Balanced -- Service Shares                   0.06      1.08     (0.81)     N/A          3.33
Janus Aspen Series Worldwide Growth -- Service Shares          (3.42)    (4.79)   (11.08)     N/A          7.33
MainStay VP American Century Income & Growth -- Service
  Class                                                         3.84      1.34     (3.47)     N/A          9.89
MainStay VP Bond -- Service Class                              (4.06)     2.08      4.83     5.59         (3.14)
MainStay VP Capital Appreciation -- Service Class              (4.00)    (6.55)   (11.22)    6.25          4.50
MainStay VP Cash Management(4) -- Current 7-day yield is
  (0.16%)                                                      (6.82)    (2.58)     0.18     2.41          2.33
MainStay VP Convertible -- Service Class                       (2.20)     2.18     (0.48)     N/A          4.85
MainStay VP Dreyfus Large Company Value -- Service Class        2.65     (0.66)    (0.32)     N/A         10.47
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                        (9.97)    (7.14)    (9.93)     N/A         (0.00)
MainStay VP Mid Cap Value -- Service Class                      8.62      5.15       N/A      N/A         16.39
MainStay VP Government -- Service Class                        (4.77)     1.03      3.75     5.13         (4.61)
MainStay VP Common Stock -- Service Class                       2.21     (1.81)    (5.63)    9.25         10.68
MainStay VP High Yield Corporate Bond -- Service Class          3.90     12.49      6.62      N/A         11.96
MainStay VP S&P 500(5) Index -- Service Class                   1.84     (0.58)    (5.04)    9.90          9.48
MainStay VP International Equity -- Service Class               8.43      9.64     (2.01)     N/A         17.20
MainStay VP Lord Abbett Developing Growth -- Service Class     (2.46)    (2.44)    (7.25)     N/A          8.82
MainStay VP Mid Cap Core -- Service Class                      13.20      9.20       N/A      N/A         20.87
MainStay VP Mid Cap Growth -- Service Class                    13.60      4.36       N/A      N/A         22.98
MainStay VP Small Cap Growth -- Service Class                   0.82      0.57       N/A      N/A         15.01
MainStay VP Total Return -- Service Class                      (1.97)    (1.79)    (4.42)    6.84          3.32
MainStay VP Value -- Service Class                              2.56     (0.07)     2.26      N/A         11.89
MFS(R) Investors Trust Series -- Service Class                  2.67     (1.38)      N/A      N/A          7.57
MFS(R) Research Series -- Service Class                         6.95     (0.94)      N/A      N/A         11.56
MFS(R) Utilities Series -- Service Class                       21.04      7.19       N/A      N/A         27.35
Neuberger Berman AMT Mid-Cap Growth -- Class S                  7.42       N/A       N/A      N/A         11.58
T. Rowe Price Equity Income Portfolio -- II                     6.02       N/A       N/A      N/A         12.01
Van Eck Worldwide Hard Assets                                  15.25     17.09      9.52     5.02          7.00
Van Kampen UIF Emerging Markets Equity -- Class II             14.28       N/A       N/A      N/A         34.38
Victory VIF Diversified Stock -- Class A Shares                 1.32     (0.05)    (1.00)     N/A          4.91
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.40%. A POLICY SERVICE FEE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

                                                                                       ASSUMING NO SURRENDER(%)(2)
                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
         FOR POLICIES PURCHASED BEFORE JUNE 2, 2003           INCEPTION   INCEPTION      1
                    INVESTMENT DIVISIONS                        DATE       DATE(1)     MONTH
Alger American Small Capitalization -- Class O Shares          9/21/88      10/1/96    3.72
Calvert Social Balanced                                         9/2/86       5/1/95    2.14
Colonial Small Cap Value Fund -- Class B Shares                 6/1/00     11/15/04     N/A
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/2/01    1.51
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      10/1/96    2.58
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      10/1/96    3.09
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03    2.52
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      10/1/96    2.72
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      10/1/96    3.30
MainStay VP American Century Income & Growth -- Initial
  Class                                                         5/1/98       5/1/98    3.57
MainStay VP Bond -- Initial Class                              1/23/84       5/1/95    0.79
MainStay VP Capital Appreciation -- Initial Class              1/29/93       5/1/95    4.13
MainStay VP Cash Management(4) -- Current 7-day yield is
  (0.16%)                                                      1/29/93       5/1/95    0.02
MainStay VP Convertible -- Initial Class                       10/1/96      10/1/96    2.22
MainStay VP Dreyfus Large Company Value -- Initial Class        5/1/98       5/1/98    3.55
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         5/1/98       5/1/98    3.99
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/2/01    2.97
MainStay VP Government -- Initial Class                        1/29/93       5/1/95    0.66
MainStay VP Common Stock -- Initial Class                      1/23/84       5/1/95    3.04
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95       5/1/95    1.87
MainStay VP S&P 500(5) Index -- Initial Class                  1/29/93       5/1/95    3.26
MainStay VP International Equity -- Initial Class               5/1/95       5/1/95    3.98
MainStay VP Lord Abbett Developing Growth -- Initial Class      5/1/98       5/1/98    2.25
MainStay VP Mid Cap Core -- Service Class                       6/2/03       5/3/04    3.74
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       5/3/04    6.00
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/2/01    3.33
MainStay VP Total Return -- Initial Class                      1/29/93       5/1/95    2.56
MainStay VP Value -- Initial Class                              5/1/95       5/1/95    2.39
MFS(R) Investors Trust Series -- Initial Class                 10/9/95       5/1/98    3.55
MFS(R) Research Series -- Initial Class                        7/26/95       5/1/98    4.17
MFS(R) Utilities Series -- Initial Class                        1/3/95       7/2/01    4.91
Neuberger Berman AMT Mid-Cap Growth -- Class I                 11/3/97       7/2/01    4.45
T. Rowe Price Equity Income Portfolio -- I                     3/31/94       5/1/98    3.49
Van Eck Worldwide Hard Assets                                   9/1/89       5/1/98    (1.72)
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      10/1/96    4.91
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04    1.65
--------------------------------------------------------------------------------------------
                                                                Negative numbers appear in
                                                                       parentheses.

                                                                        ASSUMING NO SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
         FOR POLICIES PURCHASED BEFORE JUNE 2, 2003              1         3         5        10        DIVISION
                    INVESTMENT DIVISIONS                      YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          14.95      5.49    (10.15)     4.25        (0.10)
Calvert Social Balanced                                         6.75      2.85     (0.94)     7.38         6.23
Colonial Small Cap Value Fund -- Class B Shares                  N/A       N/A       N/A       N/A          N/A
Dreyfus IP Technology Growth -- Initial Shares                 (0.94)    (4.13)   (16.00)      N/A        (4.01)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 13.87      8.84      0.54       N/A         9.43
Fidelity(R) VIP Equity-Income -- Initial Class                  9.98      5.00      3.01      9.77         7.17
Fidelity(R) VIP Mid Cap -- Service Class 2                     22.92     14.13     13.21       N/A        28.18
Janus Aspen Series Balanced -- Institutional Shares             7.01      3.55      0.12     10.95         9.12
Janus Aspen Series Worldwide Growth -- Institutional Shares     3.32     (2.46)   (10.01)     8.89         5.20
MainStay VP American Century Income & Growth -- Initial
  Class                                                        11.09      3.81     (2.33)      N/A         1.69
MainStay VP Bond -- Initial Class                               2.64      4.53      5.91      5.87         5.03
MainStay VP Capital Appreciation -- Initial Class               2.70     (4.27)   (10.18)     6.53         5.47
MainStay VP Cash Management(4) -- Current 7-day yield is
  (0.16%)                                                      (0.55)    (0.45)     1.11      2.41         2.33
MainStay VP Convertible -- Initial Class                        4.63      4.63      0.69       N/A         7.08
MainStay VP Dreyfus Large Company Value -- Initial Class        9.82      1.77      0.85       N/A         1.69
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                        (3.68)    (4.86)    (8.86)      N/A         2.75
MainStay VP Mid Cap Value -- Initial Class                     15.90      7.48       N/A       N/A         5.85
MainStay VP Government -- Initial Class                         1.88      3.50      5.23      5.36         4.65
MainStay VP Common Stock -- Initial Class                       9.35      0.59     (4.53)     9.51         8.70
MainStay VP High Yield Corporate Bond -- Initial Class         11.15     14.58      7.63       N/A         8.92
MainStay VP S&P 500(5) Index -- Initial Class                   8.95      1.85     (3.92)    10.18         8.87
MainStay VP International Equity -- Initial Class              15.71     11.82     (0.86)      N/A         6.37
MainStay VP Lord Abbett Developing Growth -- Initial Class      4.37     (0.05)    (6.15)      N/A        (2.14)
MainStay VP Mid Cap Core -- Service Class                      20.20     11.12       N/A       N/A        24.81
MainStay VP Mid Cap Growth -- Service Class                    20.60      6.46       N/A       N/A        26.88
MainStay VP Small Cap Growth -- Initial Class                   7.88      3.03       N/A       N/A         1.05
MainStay VP Total Return -- Initial Class                       4.89      0.61     (3.29)     7.12         6.22
MainStay VP Value -- Initial Class                              9.73      2.37      3.41       N/A         7.49
MFS(R) Investors Trust Series -- Initial Class                  9.80      1.02     (3.40)      N/A        (1.01)
MFS(R) Research Series -- Initial Class                        14.24      1.49     (5.30)      N/A         0.14
MFS(R) Utilities Series -- Initial Class                       28.39      9.43      0.67       N/A         4.33
Neuberger Berman AMT Mid-Cap Growth -- Class I                 14.69      0.31     (7.31)      N/A        (0.79)
T. Rowe Price Equity Income Portfolio -- I                     13.32      6.31      6.03     11.42         5.10
Van Eck Worldwide Hard Assets                                  22.25     18.77     10.20      5.02         7.00
Van Kampen UIF Emerging Markets Equity -- Class I              21.40     17.20     (2.31)      N/A         2.95
Victory VIF Diversified Stock -- Class A Shares                 8.14      2.15     (0.09)      N/A        11.91
--------------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
         FOR POLICIES PURCHASED BEFORE JUNE 2, 2003              1         3         5        10        DIVISION
                    INVESTMENT DIVISIONS                      YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           7.95      3.35    (10.97)     4.25        (0.10)
Calvert Social Balanced                                         0.02      0.65     (1.85)     7.38         6.23
Colonial Small Cap Value Fund -- Class B Shares                  N/A       N/A       N/A       N/A          N/A
Dreyfus IP Technology Growth -- Initial Shares                 (7.18)    (6.19)   (16.77)      N/A        (5.53)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  6.87      6.84     (0.38)      N/A         9.43
Fidelity(R) VIP Equity-Income -- Initial Class                  3.05      2.84      2.11      9.77         7.17
Fidelity(R) VIP Mid Cap -- Service Class 2                     15.92     12.31     12.60       N/A        23.21
Janus Aspen Series Balanced -- Institutional Shares             0.27      1.33     (0.80)    10.95         9.12
Janus Aspen Series Worldwide Growth -- Institutional Shares    (3.19)    (4.55)   (10.83)     8.89         5.20
MainStay VP American Century Income & Growth -- Initial
  Class                                                         4.09      1.60     (3.23)      N/A         1.69
MainStay VP Bond -- Initial Class                              (3.83)     2.35      5.10      5.87         5.03
MainStay VP Capital Appreciation -- Initial Class              (3.77)    (6.32)   (11.00)     6.53         5.47
MainStay VP Cash Management(4) -- Current 7-day yield is
  (0.16%)                                                      (6.82)    (2.58)     0.18      2.41         2.33
MainStay VP Convertible -- Initial Class                       (1.96)     2.45     (0.24)      N/A         7.08
MainStay VP Dreyfus Large Company Value -- Initial Class        2.90     (0.42)    (0.08)      N/A         1.69
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                        (9.75)    (6.91)    (9.69)      N/A         2.75
MainStay VP Mid Cap Value -- Initial Class                      8.90      5.42       N/A       N/A         4.34
MainStay VP Government -- Initial Class                        (4.53)     1.28      4.40      5.36         4.65
MainStay VP Common Stock -- Initial Class                       2.46     (1.57)    (5.40)     9.51         8.70
MainStay VP High Yield Corporate Bond -- Initial Class          4.15     12.77      6.88       N/A         8.92
MainStay VP S&P 500(5) Index -- Initial Class                   2.09     (0.34)    (4.80)    10.18         8.87
MainStay VP International Equity -- Initial Class               8.71      9.92     (1.77)      N/A         6.37
MainStay VP Lord Abbett Developing Growth -- Initial Class     (2.21)    (2.20)    (7.01)      N/A        (2.14)
MainStay VP Mid Cap Core -- Service Class                      13.20      9.20       N/A       N/A        20.87
MainStay VP Mid Cap Growth -- Service Class                    13.60      4.36       N/A       N/A        22.98
MainStay VP Small Cap Growth -- Initial Class                   1.08      0.82       N/A       N/A        (0.54)
MainStay VP Total Return -- Initial Class                      (1.72)    (1.55)    (4.18)     7.12         6.22
MainStay VP Value -- Initial Class                              2.82      0.18      2.52       N/A         7.49
MFS(R) Investors Trust Series -- Initial Class                  2.89     (1.15)    (4.29)      N/A        (1.01)
MFS(R) Research Series -- Initial Class                         7.24     (0.69)    (6.17)      N/A         0.14
MFS(R) Utilities Series -- Initial Class                       21.39      7.45     (0.25)      N/A         2.72
Neuberger Berman AMT Mid-Cap Growth -- Class I                  7.69     (1.85)    (8.16)      N/A        (2.38)
T. Rowe Price Equity Income Portfolio -- I                      6.32      4.20      5.22     11.42         5.10
Van Eck Worldwide Hard Assets                                  15.25     17.09      9.52      5.02         7.00
Van Kampen UIF Emerging Markets Equity -- Class I              14.40     15.47     (3.21)      N/A         2.95
Victory VIF Diversified Stock -- Class A Shares                 1.32     (0.05)    (1.00)      N/A         4.91
--------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.40%. A POLICY SERVICE FEE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

(1) The MainStay Plus Variable Annuity was first offered for sale on May 1, 1995. The MainStay Plus Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Product not available in all states.

MAINSTAY ACCESS* VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
                                                              INCEPTION   INCEPTION      1
INVESTMENT DIVISIONS                                            DATE       DATE(1)     MONTH
Alger American Small Capitalization -- Class O Shares          9/21/88      3/13/00    3.71
Calvert Social Balanced                                         9/2/86      3/13/00    2.13
Colonial Small Cap Value Fund -- Class B Shares                 6/1/00     11/15/04     N/A
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/2/01    1.50
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      3/13/00    2.57
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      3/13/00    3.08
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03    2.51
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      3/13/00    2.71
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      3/13/00    3.29
MainStay VP American Century Income & Growth -- Initial
  Class                                                         5/1/98      3/13/00    3.55
MainStay VP Bond -- Initial Class                              1/23/84      3/13/00    0.78
MainStay VP Capital Appreciation -- Initial Class              1/29/93      3/13/00    4.11
MainStay VP Cash Management(3) -- Current 7-day yield is
  (0.31%)                                                      1/29/93      3/13/00    0.00
MainStay VP Convertible -- Initial Class                       10/1/96      3/13/00    2.21
MainStay VP Dreyfus Large Company Value -- Initial Class        5/1/98      3/13/00    3.54
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         5/1/98      3/13/00    3.98
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/2/01    2.96
MainStay VP Government -- Initial Class                        1/29/93      3/13/00    0.65
MainStay VP Common Stock -- Initial Class                      1/23/84      3/13/00    3.03
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      3/13/00    1.86
MainStay VP S&P 500(4) Index -- Initial Class                  1/29/93      3/13/00    3.24
MainStay VP International Equity -- Initial Class               5/1/95      3/13/00    3.97
MainStay VP Lord Abbett Developing Growth -- Initial Class      5/1/98      3/13/00    2.23
MainStay VP Mid Cap Core -- Service Class                       6/2/03       5/3/04    3.72
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       5/3/04    5.99
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/2/01    3.31
MainStay VP Total Return -- Initial Class                      1/29/93      3/13/00    2.55
MainStay VP Value -- Initial Class                              5/1/95      3/13/00    2.38
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      3/13/00    3.53
MFS(R) Research Series -- Initial Class                        7/26/95      3/13/00    4.16
MFS(R) Utilities Series -- Initial Class                        1/3/95       7/2/01    4.90
Neuberger Berman AMT Mid-Cap Growth -- Class I                 11/3/97       7/2/01    4.44
T. Rowe Price Equity Income Portfolio -- I                     3/31/94      3/13/00    3.47
Van Eck Worldwide Hard Assets                                   9/1/89      3/13/00    (1.74)
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      3/13/00    4.90
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04    1.62
--------------------------------------------------------------------------------------------
                                                                Negative numbers appear in
                                                                       parentheses.

                                                                                                         SINCE
                                                                                                       INVESTMENT
                                                                 1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(2)
Alger American Small Capitalization -- Class O Shares          14.77      5.33    (10.28)     4.09        (7.61)
Calvert Social Balanced                                         6.59      2.70     (1.09)     7.22        (1.63)
Colonial Small Cap Value Fund -- Class B Shares                  N/A       N/A       N/A       N/A          N/A
Dreyfus IP Technology Growth -- Initial Shares                 (1.09)    (4.28)   (16.12)      N/A         1.66
Fidelity(R) VIP Contrafund(R) -- Initial Class                 13.70      8.68      0.39       N/A         2.12
Fidelity(R) VIP Equity-Income -- Initial Class                  9.81      4.84      2.86      9.61         3.08
Fidelity(R) VIP Mid Cap -- Service Class 2                     22.73     13.96     13.04       N/A        22.72
Janus Aspen Series Balanced -- Institutional Shares             6.85      3.39     (0.03)    10.79         1.32
Janus Aspen Series Worldwide Growth -- Institutional Shares     3.16     (2.61)   (10.14)     8.73        (9.02)
MainStay VP American Century Income & Growth -- Initial
  Class                                                        10.92      3.66     (2.48)      N/A        (1.74)
MainStay VP Bond -- Initial Class                               2.48      4.37      5.75      5.71         5.96
MainStay VP Capital Appreciation -- Initial Class               2.55     (4.41)   (10.31)     6.37        (9.65)
MainStay VP Cash Management(3) -- Current 7-day yield is
  (0.31%)                                                      (0.70)    (0.60)     0.96      2.26         0.66
MainStay VP Convertible -- Initial Class                        4.47      4.47      0.53       N/A        (0.16)
MainStay VP Dreyfus Large Company Value -- Initial Class        9.65      1.61      0.70       N/A         0.76
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                        (3.83)    (5.01)    (8.99)      N/A        (8.34)
MainStay VP Mid Cap Value -- Initial Class                     15.73      7.32       N/A       N/A         5.65
MainStay VP Government -- Initial Class                         1.73      3.35      5.07      5.20         4.73
MainStay VP Common Stock -- Initial Class                       9.19      0.44     (4.67)     9.35        (5.42)
MainStay VP High Yield Corporate Bond -- Initial Class         10.99     14.41      7.47       N/A         8.26
MainStay VP S&P 500(4) Index -- Initial Class                   8.79      1.69     (4.07)    10.02        (3.32)
MainStay VP International Equity -- Initial Class              15.53     11.65     (1.01)      N/A         2.23
MainStay VP Lord Abbett Developing Growth -- Initial Class      4.21     (0.21)    (6.30)      N/A        (4.19)
MainStay VP Mid Cap Core -- Service Class                      20.02     10.96       N/A       N/A         1.89
MainStay VP Mid Cap Growth -- Service Class                    20.42      6.30       N/A       N/A         2.41
MainStay VP Small Cap Growth -- Initial Class                   7.71      2.88       N/A       N/A         1.79
MainStay VP Total Return -- Initial Class                       4.73      0.46     (3.44)     6.96        (4.29)
MainStay VP Value -- Initial Class                              9.57      2.22      3.25       N/A         3.42
MFS(R) Investors Trust Series -- Initial Class                  9.64      0.86     (3.55)      N/A        (4.08)
MFS(R) Research Series -- Initial Class                        14.06      1.34     (5.44)      N/A        (7.11)
MFS(R) Utilities Series -- Initial Class                       28.19      9.27      0.52       N/A        10.68
Neuberger Berman AMT Mid-Cap Growth -- Class I                 14.51      0.16     (7.45)      N/A         0.08
T. Rowe Price Equity Income Portfolio -- I                     13.15      6.15      5.87     11.26         6.36
Van Eck Worldwide Hard Assets                                  22.07     18.59     10.04      4.87        10.73
Van Kampen UIF Emerging Markets Equity -- Class I              21.22     17.02     (2.46)      N/A        (1.96)
Victory VIF Diversified Stock -- Class A Shares                 7.76      1.79     (0.44)      N/A          N/A
--------------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.55%. A POLICY SERVICE FEE OF $40 IS NOT INCLUDED IN THESE CHARGES BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000. NO CONTINGENT DEFERRED SALES CHARGES ARE ASSESSED UNDER THE MAINSTAY ACCESS VARIABLE ANNUITY. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THEREFORE, THE VALUES SHOWN ARE APPLICABLE IF THE POLICY IS SURRENDERED OR NOT SURRENDERED. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY ACCESS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY ACCESS* VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

* Effective October 14, 2002, New York Life is not accepting any new business in MainStay Access Variable Annuity policies and effective April 8, 2003, New York Life is not accepting any additional premiums payments in existing MainStay Access Variable Annuity policies. Policyholders can continue to reallocate their current premiums within MainStay Access Variable Annuity Investment Divisions and New York Life will continue to service existing policies.

(1) The MainStay Access Variable Annuity was first offered for sale on March 13, 2000. The MainStay Access Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

(2) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(3) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(4) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Product not available in all states.

MAINSTAY PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003               INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Colonial Small Cap Value Fund -- Class B Shares                 6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP American Century Income & Growth -- Service
  Class                                                         6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management(4) -- Current 7-day yield is
  (0.36%)                                                      1/29/93       6/2/03
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Dreyfus Large Company Value -- Service Class        6/2/03       6/2/03
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                         6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP S&P 500(5) Index -- Service Class                   6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Lord Abbett Developing Growth -- Service Class      6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       5/3/04
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       5/3/04
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                              ASSUMING NO SURRENDER(%)(2)

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 1
INVESTMENT DIVISIONS                                          MONTH
Alger American Small Capitalization -- Class S Shares         3.62
Calvert Social Balanced                                       2.13
Colonial Small Cap Value Fund -- Class B Shares                N/A
Dreyfus IP Technology Growth -- Service Shares                1.51
Fidelity(R) VIP Contrafund(R) -- Service Class 2              2.51
Fidelity(R) VIP Equity-Income -- Service Class 2              3.03
Fidelity(R) VIP Mid Cap -- Service Class 2                    2.51
Janus Aspen Series Balanced -- Service Shares                 2.71
Janus Aspen Series Worldwide Growth -- Service Shares         3.28
MainStay VP American Century Income & Growth -- Service
  Class                                                       3.53
MainStay VP Bond -- Service Class                             0.75
MainStay VP Capital Appreciation -- Service Class             4.09
MainStay VP Cash Management(4) -- Current 7-day yield is
  (0.36%)                                                     0.00
MainStay VP Convertible -- Service Class                      2.19
MainStay VP Dreyfus Large Company Value -- Service Class      3.51
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                       3.95
MainStay VP Mid Cap Value -- Service Class                    2.93
MainStay VP Government -- Service Class                       0.62
MainStay VP Common Stock -- Service Class                     3.00
MainStay VP High Yield Corporate Bond -- Service Class        1.83
MainStay VP S&P 500(5) Index -- Service Class                 3.22
MainStay VP International Equity -- Service Class             3.95
MainStay VP Lord Abbett Developing Growth -- Service Class    2.21
MainStay VP Mid Cap Core -- Service Class                     3.72
MainStay VP Mid Cap Growth -- Service Class                   5.98
MainStay VP Small Cap Growth -- Service Class                 3.29
MainStay VP Total Return -- Service Class                     2.52
MainStay VP Value -- Service Class                            2.35
MFS(R) Investors Trust Series -- Service Class                3.61
MFS(R) Research Series -- Service Class                       4.10
MFS(R) Utilities Series -- Service Class                      4.82
Neuberger Berman AMT Mid-Cap Growth -- Class S                4.40
T. Rowe Price Equity Income Portfolio -- II                   3.47
Van Eck Worldwide Hard Assets                                 (1.74)
Van Kampen UIF Emerging Markets Equity -- Class II            4.90
Victory VIF Diversified Stock -- Class A Shares               1.63
------------------------------------------------------------------------------------
                                                              Negative
                                                              numbers
                                                              appear
                                                              in
                                                              parentheses.

                                                                        ASSUMING NO SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          14.44       N/A       N/A      N/A         23.26
Calvert Social Balanced                                         6.53      2.65     (1.14)    7.16         (2.36)
Colonial Small Cap Value Fund -- Class B Shares                  N/A       N/A       N/A      N/A           N/A
Dreyfus IP Technology Growth -- Service Shares                 (1.36)    (4.55)      N/A      N/A          9.37
Fidelity(R) VIP Contrafund(R) -- Service Class 2               13.33      8.35      0.09      N/A         18.88
Fidelity(R) VIP Equity-Income -- Service Class 2                9.48      4.54      2.54      N/A         15.10
Fidelity(R) VIP Mid Cap -- Service Class 2                     22.67     13.91     12.99      N/A         28.24
Janus Aspen Series Balanced -- Service Shares                   6.57      3.09     (0.10)     N/A          7.89
Janus Aspen Series Worldwide Growth -- Service Shares           2.86     (2.90)   (10.43)     N/A         10.93
MainStay VP American Century Income & Growth -- Service
  Class                                                        10.60      3.36     (2.77)     N/A         16.26
MainStay VP Bond -- Service Class                               2.18      4.06      5.44     5.38          0.79
MainStay VP Capital Appreciation -- Service Class               2.24     (4.70)   (10.58)    6.03          9.44
MainStay VP Cash Management(4) -- Current 7-day yield is
  (0.36%)                                                      (0.75)    (0.65)     0.91     2.21          0.47
MainStay VP Convertible -- Service Class                        4.17      4.16      0.24      N/A          9.28
MainStay VP Dreyfus Large Company Value -- Service Class        9.33      1.32      0.40      N/A         14.72
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                        (4.11)    (5.29)    (9.28)     N/A          3.93
MainStay VP Mid Cap Value -- Service Class                     15.38      7.00       N/A      N/A         21.27
MainStay VP Government -- Service Class                         1.43      3.04      4.76     4.88         (1.09)
MainStay VP Common Stock -- Service Class                       8.87      0.14     (4.95)    9.03         14.29
MainStay VP High Yield Corporate Bond -- Service Class         10.66     14.08      7.17      N/A         15.57
MainStay VP S&P 500(5) Index -- Service Class                   8.47      1.39     (4.35)    9.68         13.16
MainStay VP International Equity -- Service Class              15.20     11.32     (1.30)     N/A         20.13
MainStay VP Lord Abbett Developing Growth -- Service Class      3.89     (0.50)    (6.58)     N/A         12.04
MainStay VP Mid Cap Core -- Service Class                      19.96     10.90       N/A      N/A         24.14
MainStay VP Mid Cap Growth -- Service Class                    20.36      6.24       N/A      N/A         25.08
MainStay VP Small Cap Growth -- Service Class                   7.39      2.57       N/A      N/A         19.60
MainStay VP Total Return -- Service Class                       4.42      0.16     (3.73)    6.63          7.44
MainStay VP Value -- Service Class                              9.24      1.92      2.95      N/A         15.47
MFS(R) Investors Trust Series -- Service Class                  9.36      0.58       N/A      N/A         12.04
MFS(R) Research Series -- Service Class                        13.73      1.03       N/A      N/A         14.92
MFS(R) Utilities Series -- Service Class                       27.78      8.96       N/A      N/A         31.42
Neuberger Berman AMT Mid-Cap Growth -- Class S                 14.19       N/A       N/A      N/A         16.22
T. Rowe Price Equity Income Portfolio -- II                    12.79       N/A       N/A      N/A         15.75
Van Eck Worldwide Hard Assets                                  22.01     18.53      9.98     4.81         11.38
Van Kampen UIF Emerging Markets Equity -- Class II             21.04       N/A       N/A      N/A         35.65
Victory VIF Diversified Stock -- Class A Shares                 7.92      1.94     (0.29)     N/A         10.75
------------------------------------------------------------------------------------

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           6.44       N/A       N/A      N/A         18.71
Calvert Social Balanced                                        (1.14)     0.12     (2.42)    7.16         (3.81)
Colonial Small Cap Value Fund -- Class B Shares                  N/A       N/A       N/A      N/A           N/A
Dreyfus IP Technology Growth -- Service Shares                 (8.46)    (6.90)      N/A      N/A          4.48
Fidelity(R) VIP Contrafund(R) -- Service Class 2                5.33      6.03     (1.20)     N/A         14.23
Fidelity(R) VIP Equity-Income -- Service Class 2                1.60      2.04      1.24      N/A         10.30
Fidelity(R) VIP Mid Cap -- Service Class 2                     14.67     11.81     12.11      N/A         22.42
Janus Aspen Series Balanced -- Service Shares                  (1.10)     0.55     (1.39)     N/A          2.93
Janus Aspen Series Worldwide Growth -- Service Shares          (4.54)    (5.29)   (11.59)     N/A          6.08
MainStay VP American Century Income & Growth -- Service
  Class                                                         2.63      0.82     (4.02)     N/A         11.37
MainStay VP Bond -- Service Class                              (5.18)     1.54      4.28     5.38         (3.88)
MainStay VP Capital Appreciation -- Service Class              (5.12)    (7.04)   (11.74)    6.03          4.51
MainStay VP Cash Management(4) -- Current 7-day yield is
  (0.36%)                                                      (7.90)    (3.09)    (0.40)    2.21         (1.00)
MainStay VP Convertible -- Service Class                       (3.33)     1.64     (1.05)     N/A          4.36
MainStay VP Dreyfus Large Company Value -- Service Class        1.46     (1.18)    (0.90)     N/A          9.82
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                       (11.01)    (7.62)   (10.45)     N/A         (0.89)
MainStay VP Mid Cap Value -- Service Class                      7.38      4.62       N/A      N/A         16.63
MainStay VP Government -- Service Class                        (5.87)     0.51      3.57     4.88         (5.71)
MainStay VP Common Stock -- Service Class                       1.03     (2.32)    (6.18)    9.03          9.53
MainStay VP High Yield Corporate Bond -- Service Class          2.69     11.99      6.08      N/A         10.83
MainStay VP S&P 500(5) Index -- Service Class                   0.66     (1.10)    (5.59)    9.68          8.37
MainStay VP International Equity -- Service Class               7.20      9.13     (2.58)     N/A         15.43
MainStay VP Lord Abbett Developing Growth -- Service Class     (3.59)    (2.95)    (7.79)     N/A          7.11
MainStay VP Mid Cap Core -- Service Class                      11.96      8.69       N/A      N/A         19.61
MainStay VP Mid Cap Growth -- Service Class                    12.36      3.83       N/A      N/A         20.56
MainStay VP Small Cap Growth -- Service Class                  (0.34)     0.05       N/A      N/A         14.93
MainStay VP Total Return -- Service Class                      (3.10)    (2.30)    (4.97)    6.63          2.45
MainStay VP Value -- Service Class                              1.37     (0.59)     1.67      N/A         10.74
MFS(R) Investors Trust Series -- Service Class                  1.48     (1.90)      N/A      N/A          7.23
MFS(R) Research Series -- Service Class                         5.73     (1.45)      N/A      N/A         10.17
MFS(R) Utilities Series -- Service Class                       19.78      6.67       N/A      N/A         26.15
Neuberger Berman AMT Mid-Cap Growth -- Class S                  6.19       N/A       N/A      N/A         11.24
T. Rowe Price Equity Income Portfolio -- II                     4.79       N/A       N/A      N/A         11.02
Van Eck Worldwide Hard Assets                                  14.01     16.61      9.01     4.81         10.15
Van Kampen UIF Emerging Markets Equity -- Class II             13.04       N/A       N/A      N/A         31.20
Victory VIF Diversified Stock -- Class A Shares                 0.15     (0.57)    (1.58)     N/A          2.78
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.60% BUT DOES NOT INCLUDE ANY CREDITS APPLIED. A POLICY SERVICE FEE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

                                                                                       ASSUMING NO SURRENDER(%)(2)
                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
         FOR POLICIES PURCHASED BEFORE JUNE 2, 2003           INCEPTION   INCEPTION      1
                    INVESTMENT DIVISIONS                        DATE       DATE(1)     MONTH
Alger American Small Capitalization -- Class O Shares          9/21/88      7/10/00    3.70
Calvert Social Balanced                                         9/2/86      7/10/00    2.13
Colonial Small Cap Value Fund -- Class B Shares                 6/1/00     11/15/04     N/A
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/2/01    1.49
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      7/10/00    2.56
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      7/10/00    3.07
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03    2.51
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      7/10/00    2.71
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      7/10/00    3.28
MainStay VP American Century Income & Growth -- Initial
  Class                                                         5/1/98      7/10/00    3.55
MainStay VP Bond -- Initial Class                              1/23/84      7/10/00    0.77
MainStay VP Capital Appreciation -- Initial Class              1/29/93      7/10/00    4.11
MainStay VP Cash Management(4) -- Current 7-day yield is
  (0.36%)                                                      1/29/93      7/10/00    0.00
MainStay VP Convertible -- Initial Class                       10/1/96      7/10/00    2.20
MainStay VP Dreyfus Large Company Value -- Initial Class        5/1/98      7/10/00    3.54
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         5/1/98      7/10/00    3.97
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/2/01    2.95
MainStay VP Government -- Initial Class                        1/29/93      7/10/00    0.64
MainStay VP Common Stock -- Initial Class                      1/23/84      7/10/00    3.02
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      7/10/00    1.85
MainStay VP S&P 500(5) Index -- Initial Class                  1/29/93      7/10/00    3.24
MainStay VP International Equity -- Initial Class               5/1/95      7/10/00    3.97
MainStay VP Lord Abbett Developing Growth -- Initial Class      5/1/98      7/10/00    2.23
MainStay VP Mid Cap Core -- Service Class                       6/2/03       5/3/04    3.72
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       5/3/04    5.98
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/2/01    3.31
MainStay VP Total Return -- Initial Class                      1/29/93      7/10/00    2.54
MainStay VP Value -- Initial Class                              5/1/95      7/10/00    2.37
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      7/10/00    3.53
MFS(R) Research Series -- Initial Class                        7/26/95      7/10/00    4.15
MFS(R) Utilities Series -- Initial Class                        1/3/95       7/2/01    4.89
Neuberger Berman AMT Mid-Cap Growth -- Class I                 11/3/97       7/2/01    4.43
T. Rowe Price Equity Income Portfolio -- I                     3/31/94      7/10/00    3.47
Van Eck Worldwide Hard Assets                                   9/1/89      7/10/00    (1.74)
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      7/10/00    4.90
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04    1.63
--------------------------------------------------------------------------------------------
                                                                Negative numbers appear in
                                                                       parentheses.

                                                                        ASSUMING NO SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
         FOR POLICIES PURCHASED BEFORE JUNE 2, 2003              1         3         5        10        DIVISION
                    INVESTMENT DIVISIONS                      YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          14.72      5.27    (10.33)     4.04        (9.54)
Calvert Social Balanced                                         6.53      2.65     (1.14)     7.16        (2.36)
Colonial Small Cap Value Fund -- Class B Shares                  N/A       N/A       N/A       N/A          N/A
Dreyfus IP Technology Growth -- Initial Shares                 (1.14)    (4.33)   (16.16)      N/A        (3.67)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 13.64      8.62      0.34       N/A         1.29
Fidelity(R) VIP Equity-Income -- Initial Class                  9.75      4.79      2.80      9.55         2.83
Fidelity(R) VIP Mid Cap -- Service Class 2                     22.67     13.91     12.99       N/A        28.24
Janus Aspen Series Balanced -- Institutional Shares             6.80      3.34     (0.08)    10.73        (0.01)
Janus Aspen Series Worldwide Growth -- Institutional Shares     3.11     (2.66)   (10.19)     8.67       (11.15)
MainStay VP American Century Income & Growth -- Initial
  Class                                                        10.86      3.60     (2.53)      N/A        (2.22)
MainStay VP Bond -- Initial Class                               2.43      4.32      5.70      5.66         5.69
MainStay VP Capital Appreciation -- Initial Class               2.50     (4.46)   (10.36)     6.32       (11.91)
MainStay VP Cash Management(4) -- Current 7-day yield is
  (0.36%)                                                      (0.75)    (0.65)     0.91      2.21         0.47
MainStay VP Convertible -- Initial Class                        4.42      4.42      0.48       N/A        (1.18)
MainStay VP Dreyfus Large Company Value -- Initial Class        9.60      1.56      0.65       N/A         0.47
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                        (3.87)    (5.06)    (9.04)      N/A       (11.90)
MainStay VP Mid Cap Value -- Initial Class                     15.67      7.27       N/A       N/A         6.11
MainStay VP Government -- Initial Class                         1.68      3.29      5.02      5.15         4.63
MainStay VP Common Stock -- Initial Class                       9.13      0.39     (4.72)     9.30        (5.48)
MainStay VP High Yield Corporate Bond -- Initial Class         10.93     14.35      7.42       N/A         8.22
MainStay VP S&P 500(5) Index -- Initial Class                   8.73      1.64     (4.12)     9.96        (4.08)
MainStay VP International Equity -- Initial Class              15.48     11.60     (1.06)      N/A         2.29
MainStay VP Lord Abbett Developing Growth -- Initial Class      4.16     (0.26)    (6.34)      N/A        (4.11)
MainStay VP Mid Cap Core -- Service Class                      19.96     10.90       N/A       N/A        24.14
MainStay VP Mid Cap Growth -- Service Class                    20.36      6.24       N/A       N/A        25.08
MainStay VP Small Cap Growth -- Initial Class                   7.66      2.83       N/A       N/A         0.85
MainStay VP Total Return -- Initial Class                       4.67      0.41     (3.49)     6.91        (5.42)
MainStay VP Value -- Initial Class                              9.51      2.17      3.20       N/A         2.54
MFS(R) Investors Trust Series -- Initial Class                  9.58      0.81     (3.59)      N/A        (4.60)
MFS(R) Research Series -- Initial Class                        14.01      1.29     (5.49)      N/A        (8.32)
MFS(R) Utilities Series -- Initial Class                       28.13      9.21      0.47       N/A         2.43
Neuberger Berman AMT Mid-Cap Growth -- Class I                 14.46      0.10     (7.49)      N/A         0.24
T. Rowe Price Equity Income Portfolio -- I                     13.09      6.09      5.82     11.20         6.11
Van Eck Worldwide Hard Assets                                  22.01     18.53      9.98      4.81        11.38
Van Kampen UIF Emerging Markets Equity -- Class I              21.16     16.96     (2.51)      N/A         1.43
Victory VIF Diversified Stock -- Class A Shares                 7.92      1.94     (0.29)      N/A        10.75
--------------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                              ASSUMING SURRENDER(%)
                                                                                                           SINCE
                                                                                                         INVESTMENT
         FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                          3         5        10        DIVISION
                    INVESTMENT DIVISIONS                      1 YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares            6.72       2.81    (11.49)     4.04       (10.87)
Calvert Social Balanced                                         (1.14)      0.12     (2.42)     7.16        (3.81)
Colonial Small Cap Value Fund -- Class B Shares                   N/A        N/A       N/A       N/A          N/A
Dreyfus IP Technology Growth -- Initial Shares                  (8.26)     (6.68)   (17.25)      N/A        (5.74)
Fidelity(R) VIP Contrafund(R) -- Initial Class                   5.64       6.32     (0.96)      N/A        (0.19)
Fidelity(R) VIP Equity-Income -- Initial Class                   1.85       2.30      1.52      9.55         1.35
Fidelity(R) VIP Mid Cap -- Service Class 2                      14.67      11.81     12.11       N/A        22.42
Janus Aspen Series Balanced -- Institutional Shares             (0.89)      0.80     (1.38)    10.73        (1.48)
Janus Aspen Series Worldwide Growth -- Institutional Shares     (4.31)     (5.05)   (11.35)     8.67       (12.45)
MainStay VP American Century Income & Growth -- Initial
  Class                                                          2.88       1.06     (3.79)      N/A        (3.65)
MainStay VP Bond -- Initial Class                               (4.94)      1.81      4.55      5.66         4.33
MainStay VP Capital Appreciation -- Initial Class               (4.88)     (6.81)   (11.51)     6.32       (13.20)
MainStay VP Cash Management(4) -- Current 7-day yield is
  (0.36%)                                                       (7.90)     (3.09)    (0.40)     2.21        (1.00)
MainStay VP Convertible -- Initial Class                        (3.10)      1.91     (0.82)      N/A        (2.65)
MainStay VP Dreyfus Large Company Value -- Initial Class         1.70      (0.93)    (0.66)      N/A        (1.01)
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                        (10.79)     (7.39)   (10.22)      N/A       (13.19)
MainStay VP Mid Cap Value -- Initial Class                       7.67       4.90       N/A       N/A         4.08
MainStay VP Government -- Initial Class                         (5.64)      0.75      3.84      5.15         3.19
MainStay VP Common Stock -- Initial Class                        1.28      (2.08)    (5.95)     9.30        (6.86)
MainStay VP High Yield Corporate Bond -- Initial Class           2.94      12.27      6.34       N/A         6.97
MainStay VP S&P 500(5) Index -- Initial Class                    0.90      (0.86)    (5.36)     9.96        (5.48)
MainStay VP International Equity -- Initial Class                7.48       9.41     (2.34)      N/A         0.79
MainStay VP Lord Abbett Developing Growth -- Initial Class      (3.34)     (2.71)    (7.55)      N/A        (5.52)
MainStay VP Mid Cap Core -- Service Class                       11.96       8.69       N/A       N/A        19.61
MainStay VP Mid Cap Growth -- Service Class                     12.36       3.83       N/A       N/A        20.56
MainStay VP Small Cap Growth -- Initial Class                   (0.09)      0.30       N/A       N/A        (1.30)
MainStay VP Total Return -- Initial Class                       (2.86)     (2.06)    (4.74)     6.91        (6.83)
MainStay VP Value -- Initial Class                               1.63      (0.34)     1.94       N/A         1.00
MFS(R) Investors Trust Series -- Initial Class                   1.69      (1.67)    (4.84)      N/A        (6.01)
MFS(R) Research Series -- Initial Class                          6.01      (1.21)    (6.71)      N/A        (9.68)
MFS(R) Utilities Series -- Initial Class                        20.13       6.93     (0.83)      N/A         0.26
Neuberger Berman AMT Mid-Cap Growth -- Class I                   6.46      (2.36)    (8.69)      N/A        (1.98)
T. Rowe Price Equity Income Portfolio -- I                       5.09       3.67      4.67     11.20         4.77
Van Eck Worldwide Hard Assets                                   14.01      16.61      9.01      4.81        10.15
Van Kampen UIF Emerging Markets Equity -- Class I               13.16      14.98     (3.77)      N/A        (0.09)
Victory VIF Diversified Stock -- Class A Shares                  0.15      (0.57)    (1.58)      N/A         2.78
--------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.60% BUT DOES NOT INCLUDE ANY CREDITS APPLIED. A POLICY SERVICE FEE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

(1) The MainStay Premium Plus Variable Annuity was first offered for sale on July 10, 2000. The MainStay Premium Plus Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

MainStay Premium Plus Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Fees and charges for a policy with a credit may be higher than those for other policies, and over time, the amount of the credit may be more than offset by those higher charges. There may be circumstances in which the purchase of a MainStay Premium Plus Variable Annuity is less advantageous than the purchase of another MainStay variable annuity which may have lower fees but no credit. This may be the case, for example, if you anticipate retaining the policy for a significant time beyond the surrender charge period.

Product not available in all states.

MAINSTAY PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003               INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Colonial Small Cap Value Fund -- Class B Shares                 6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP American Century Income & Growth -- Service
  Class                                                         6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management(4) -- Current 7-day yield is
  (0.21%)                                                      1/29/93       6/2/03
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Dreyfus Large Company Value -- Service Class        6/2/03       6/2/03
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                         6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP S&P 500(5) Index -- Service Class                   6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Lord Abbett Developing Growth -- Service Class      6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       5/3/04
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       5/3/04
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                              ASSUMING NO SURRENDER(%)(2)
                                                                                                                 SINCE
                                                                                                               INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 1        1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          MONTH   YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares         3.64     14.61       N/A       N/A      N/A         23.45
Calvert Social Balanced                                       2.14      6.69      2.80     (0.99)    7.32          5.84
Colonial Small Cap Value Fund -- Class B Shares                N/A       N/A       N/A       N/A      N/A           N/A
Dreyfus IP Technology Growth -- Service Shares                1.53     (1.21)    (4.41)      N/A      N/A          9.53
Fidelity(R) VIP Contrafund(R) -- Service Class 2              2.52     13.50      8.51      0.24      N/A         20.41
Fidelity(R) VIP Equity-Income -- Service Class 2              3.04      9.64      4.69      2.70     9.56         15.70
Fidelity(R) VIP Mid Cap -- Service Class 2                    2.52     22.86     14.08     13.16      N/A         29.60
Janus Aspen Series Balanced -- Service Shares                 2.72      6.73      3.24      0.05      N/A          7.58
Janus Aspen Series Worldwide Growth -- Service Shares         3.30      3.02     (2.75)   (10.30)     N/A         11.02
MainStay VP American Century Income & Growth -- Service
  Class                                                       3.54     10.76      3.51     (2.62)     N/A         15.65
MainStay VP Bond -- Service Class                             0.76      2.33      4.22      5.60     5.54          0.93
MainStay VP Capital Appreciation -- Service Class             4.10      2.40     (4.55)   (10.45)    6.19          8.72
MainStay VP Cash Management(4) -- Current 7-day yield is
  (0.21%)                                                     0.01     (0.60)    (0.50)     1.06     2.36         (0.59)
MainStay VP Convertible -- Service Class                      2.20      4.32      4.32      0.39      N/A          8.74
MainStay VP Dreyfus Large Company Value -- Service Class      3.53      9.49      1.47      0.55      N/A         14.65
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                       3.96     (3.97)    (5.15)    (9.14)     N/A          4.08
MainStay VP Mid Cap Value -- Service Class                    2.94     15.56      7.17       N/A      N/A         20.35
MainStay VP Government -- Service Class                       0.64      1.58      3.20      4.92     5.03         (0.57)
MainStay VP Common Stock -- Service Class                     3.01      9.03      0.29     (4.81)    9.19         14.76
MainStay VP High Yield Corporate Bond -- Service Class        1.85     10.83     14.25      7.33      N/A         16.39
MainStay VP S&P 500(5) Index -- Service Class                 3.23      8.63      1.55     (4.21)    9.84         13.59
MainStay VP International Equity -- Service Class             3.96     15.37     11.49     (1.15)     N/A         20.35
MainStay VP Lord Abbett Developing Growth -- Service Class    2.22      4.05     (0.35)    (6.44)     N/A         12.82
MainStay VP Mid Cap Core -- Service Class                     3.73     20.14     11.07       N/A      N/A         24.32
MainStay VP Mid Cap Growth -- Service Class                   6.00     20.54      6.40       N/A      N/A         25.26
MainStay VP Small Cap Growth -- Service Class                 3.30      7.55      2.73       N/A      N/A         17.63
MainStay VP Total Return -- Service Class                     2.53      4.57      0.31     (3.58)    6.79          8.35
MainStay VP Value -- Service Class                            2.37      9.40      2.07      3.10      N/A         17.00
MFS(R) Investors Trust Series -- Service Class                3.62      9.52      0.73       N/A      N/A         12.57
MFS(R) Research Series -- Service Class                       4.12     13.90      1.18       N/A      N/A         14.03
MFS(R) Utilities Series -- Service Class                      4.83     27.97      9.13       N/A      N/A         30.37
Neuberger Berman AMT Mid-Cap Growth -- Class S                4.41     14.36       N/A       N/A      N/A         18.69
T. Rowe Price Equity Income Portfolio -- II                   3.49     12.96       N/A       N/A      N/A         16.44
Van Eck Worldwide Hard Assets                                 (1.73)   22.19     18.71     10.15     4.97         15.84
Van Kampen UIF Emerging Markets Equity -- Class II            4.91     21.22       N/A       N/A      N/A         38.05
Victory VIF Diversified Stock -- Class A Shares               1.64      8.08      2.10     (0.14)     N/A          8.95
------------------------------------------------------------------------------------
                                                                        Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           7.61       N/A       N/A      N/A         19.42
Calvert Social Balanced                                        (0.03)     0.60     (2.09)    7.32          3.31
Colonial Small Cap Value Fund -- Class B Shares                  N/A       N/A       N/A      N/A           N/A
Dreyfus IP Technology Growth -- Service Shares                 (7.44)    (6.46)      N/A      N/A          5.27
Fidelity(R) VIP Contrafund(R) -- Service Class 2                6.50      6.49     (0.87)     N/A         16.40
Fidelity(R) VIP Equity-Income -- Service Class 2                2.73      2.52      1.59     9.56         11.57
Fidelity(R) VIP Mid Cap -- Service Class 2                     15.86     12.26     12.42      N/A         24.61
Janus Aspen Series Balanced -- Service Shares                   0.01      1.03     (1.05)     N/A          3.27
Janus Aspen Series Worldwide Growth -- Service Shares          (3.47)    (4.84)   (11.29)     N/A          6.78
MainStay VP American Century Income & Growth -- Service
  Class                                                         3.78      1.29     (3.70)     N/A         11.45
MainStay VP Bond -- Service Class                              (4.11)     2.03      4.61     5.54         (3.14)
MainStay VP Capital Appreciation -- Service Class              (4.05)    (6.60)   (11.44)    6.19          4.44
MainStay VP Cash Management(4) -- Current 7-day yield is
  (0.21%)                                                      (6.86)    (2.63)    (0.06)    2.36         (3.03)
MainStay VP Convertible -- Service Class                       (2.25)     2.13     (0.71)     N/A          4.45
MainStay VP Dreyfus Large Company Value -- Service Class        2.60     (0.71)    (0.56)     N/A         10.43
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                       (10.02)    (7.18)   (10.14)     N/A         (0.13)
MainStay VP Mid Cap Value -- Service Class                      8.56      5.09       N/A      N/A         16.33
MainStay VP Government -- Service Class                        (4.82)     0.98      3.91     5.03         (4.58)
MainStay VP Common Stock -- Service Class                       2.16     (1.86)    (5.86)    9.19         10.62
MainStay VP High Yield Corporate Bond -- Service Class          3.85     12.44      6.41      N/A         12.29
MainStay VP S&P 500(5) Index -- Service Class                   1.79     (0.63)    (5.26)    9.84          9.42
MainStay VP International Equity -- Service Class               8.37      9.58     (2.24)     N/A         16.31
MainStay VP Lord Abbett Developing Growth -- Service Class     (2.50)    (2.49)    (7.47)     N/A          8.62
MainStay VP Mid Cap Core -- Service Class                      13.14      9.14       N/A      N/A         20.37
MainStay VP Mid Cap Growth -- Service Class                    13.54      4.30       N/A      N/A         21.32
MainStay VP Small Cap Growth -- Service Class                   0.77      0.52       N/A      N/A         13.54
MainStay VP Total Return -- Service Class                      (2.02)    (1.84)    (4.65)    6.79          4.08
MainStay VP Value -- Service Class                              2.51     (0.12)     2.02      N/A         12.92
MFS(R) Investors Trust Series -- Service Class                  2.62     (1.43)      N/A      N/A          8.30
MFS(R) Research Series -- Service Class                         6.90     (0.99)      N/A      N/A          9.77
MFS(R) Utilities Series -- Service Class                       20.97      7.13       N/A      N/A         26.03
Neuberger Berman AMT Mid-Cap Growth -- Class S                  7.36       N/A       N/A      N/A         14.39
T. Rowe Price Equity Income Portfolio -- II                     5.96       N/A       N/A      N/A         12.29
Van Eck Worldwide Hard Assets                                  15.19     17.03      9.32     4.97         13.71
Van Kampen UIF Emerging Markets Equity -- Class II             14.22       N/A       N/A      N/A         34.28
Victory VIF Diversified Stock -- Class A Shares                 1.27     (0.10)    (1.24)     N/A          2.09
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.45%. A POLICY SERVICE FEE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED, IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                    INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares          9/21/88      5/10/02
Calvert Social Balanced                                         9/2/86      5/10/02
Colonial Small Cap Value Fund -- Class B Shares                 6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      5/10/02
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      5/10/02
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      5/10/02
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      5/10/02
MainStay VP American Century Income & Growth -- Initial
  Class                                                         5/1/98      5/10/02
MainStay VP Bond -- Initial Class                              1/23/84      5/10/02
MainStay VP Capital Appreciation -- Initial Class              1/29/93      5/10/02
MainStay VP Cash Management(4) -- Current 7-day yield is
  (0.21%)                                                      1/29/93      5/10/02
MainStay VP Convertible -- Initial Class                       10/1/96      5/10/02
MainStay VP Dreyfus Large Company Value -- Initial Class        5/1/98      5/10/02
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         5/1/98      5/10/02
MainStay VP Mid Cap Value -- Initial Class                      7/2/01      5/10/02
MainStay VP Government -- Initial Class                        1/29/93      5/10/02
MainStay VP Common Stock -- Initial Class                      1/23/84      5/10/02
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      5/10/02
MainStay VP S&P 500(5) Index -- Initial Class                  1/29/93      5/10/02
MainStay VP International Equity -- Initial Class               5/1/95      5/10/02
MainStay VP Lord Abbett Developing Growth -- Initial Class      5/1/98      5/10/02
MainStay VP Mid Cap Core -- Service Class                       6/2/03       5/3/04
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       5/3/04
MainStay VP Small Cap Growth -- Initial Class                   7/2/01      5/10/02
MainStay VP Total Return -- Initial Class                      1/29/93      5/10/02
MainStay VP Value -- Initial Class                              5/1/95      5/10/02
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      5/10/02
MFS(R) Research Series -- Initial Class                        7/26/95      5/10/02
MFS(R) Utilities Series -- Initial Class                        1/3/95      5/10/02
Neuberger Berman AMT Mid-Cap Growth -- Class I                 11/3/97      5/10/02
T. Rowe Price Equity Income Portfolio -- I                     3/31/94      5/10/02
Van Eck Worldwide Hard Assets                                  8/31/89      5/10/02
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      5/10/02
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                              ASSUMING NO SURRENDER(%)(2)
                                                                                                                 SINCE
                                                                                                               INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                      1        1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          MONTH   YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares         3.72     14.89      5.43    (10.19)     4.19        11.35
Calvert Social Balanced                                       2.14      6.69      2.80     (0.99)     7.32         5.84
Colonial Small Cap Value Fund -- Class B Shares                N/A       N/A       N/A       N/A       N/A          N/A
Dreyfus IP Technology Growth -- Initial Shares                1.51     (0.99)    (4.18)   (16.04)      N/A         2.06
Fidelity(R) VIP Contrafund(R) -- Initial Class                2.57     13.81      8.79      0.49       N/A         8.67
Fidelity(R) VIP Equity-Income -- Initial Class                3.09      9.92      4.94      2.96      9.72         5.52
Fidelity(R) VIP Mid Cap -- Service Class 2                    2.52     22.86     14.08     13.16       N/A        29.60
Janus Aspen Series Balanced -- Institutional Shares           2.72      6.96      3.50      0.07     10.90         3.89
Janus Aspen Series Worldwide Growth -- Institutional Shares   3.30      3.27     (2.51)   (10.05)     8.84        (0.66)
MainStay VP American Century Income & Growth -- Initial
  Class                                                       3.56     11.03      3.76     (2.39)      N/A         5.37
MainStay VP Bond -- Initial Class                             0.79      2.59      4.48      5.86      5.81         5.06
MainStay VP Capital Appreciation -- Initial Class             4.12      2.65     (4.32)   (10.22)     6.47        (1.58)
MainStay VP Cash Management(4) -- Current 7-day yield is
  (0.21%)                                                     0.01     (0.60)    (0.50)     1.06      2.36        (0.59)
MainStay VP Convertible -- Initial Class                      2.22      4.58      4.57      0.63       N/A         6.12
MainStay VP Dreyfus Large Company Value -- Initial Class      3.55      9.76      1.72      0.80       N/A         4.70
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                       3.98     (3.73)    (4.91)    (8.90)      N/A        (1.58)
MainStay VP Mid Cap Value -- Initial Class                    2.97     15.85      7.43       N/A       N/A         6.90
MainStay VP Government -- Initial Class                       0.66      1.83      3.45      5.18      5.30         3.62
MainStay VP Common Stock -- Initial Class                     3.03      9.30      0.54     (4.58)     9.46         3.68
MainStay VP High Yield Corporate Bond -- Initial Class        1.87     11.10     14.52      7.58       N/A        14.98
MainStay VP S&P 500(5) Index -- Initial Class                 3.25      8.90      1.80     (3.97)    10.13         4.70
MainStay VP International Equity -- Initial Class             3.98     15.65     11.76     (0.91)      N/A        10.90
MainStay VP Lord Abbett Developing Growth -- Initial Class    2.24      4.31     (0.11)    (6.20)      N/A         3.76
MainStay VP Mid Cap Core -- Service Class                     3.73     20.14     11.07       N/A       N/A        24.32
MainStay VP Mid Cap Growth -- Service Class                   6.00     20.54      6.40       N/A       N/A        25.26
MainStay VP Small Cap Growth -- Initial Class                 3.32      7.82      2.98       N/A       N/A         4.26
MainStay VP Total Return -- Initial Class                     2.55      4.83      0.56     (3.34)     7.07         2.93
MainStay VP Value -- Initial Class                            2.39      9.68      2.32      3.36       N/A         2.09
MFS(R) Investors Trust Series -- Initial Class                3.54      9.75      0.97     (3.45)      N/A         2.79
MFS(R) Research Series -- Initial Class                       4.17     14.18      1.44     (5.35)      N/A         3.96
MFS(R) Utilities Series -- Initial Class                      4.90     28.32      9.38      0.62       N/A        26.68
Neuberger Berman AMT Mid-Cap Growth -- Class I                4.45     14.63      0.26     (7.35)      N/A        14.71
T. Rowe Price Equity Income Portfolio -- I                    3.48     13.26      6.25      5.97     11.37         5.51
Van Eck Worldwide Hard Assets                                 (1.73)   22.19     18.71     10.15      4.97        15.84
Van Kampen UIF Emerging Markets Equity -- Class I             4.91     21.34     17.14     (2.36)      N/A        13.97
Victory VIF Diversified Stock -- Class A Shares               1.64      8.08      2.10     (0.14)      N/A         8.95
------------------------------------------------------------------------------------
                                                                        Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                       1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           7.89      3.29    (11.18)     4.19         9.02
Calvert Social Balanced                                        (0.03)     0.60     (2.09)     7.32         3.31
Colonial Small Cap Value Fund -- Class B Shares                  N/A       N/A       N/A       N/A          N/A
Dreyfus IP Technology Growth -- Initial Shares                 (7.23)    (6.24)   (16.97)      N/A        (0.45)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  6.81      6.78     (0.62)      N/A         6.30
Fidelity(R) VIP Equity-Income -- Initial Class                  3.00      2.78      1.87      9.72         3.02
Fidelity(R) VIP Mid Cap -- Service Class 2                     15.86     12.26     12.42       N/A        24.61
Janus Aspen Series Balanced -- Institutional Shares             0.22      1.28     (1.04)    10.90         1.35
Janus Aspen Series Worldwide Growth -- Institutional Shares    (3.24)    (4.60)   (11.05)     8.84        (3.09)
MainStay VP American Century Income & Growth -- Initial
  Class                                                         4.03      1.55     (3.46)      N/A         2.88
MainStay VP Bond -- Initial Class                              (3.88)     2.29      4.89      5.81         2.55
MainStay VP Capital Appreciation -- Initial Class              (3.81)    (6.37)   (11.21)     6.47        (3.98)
MainStay VP Cash Management(4) -- Current 7-day yield is
  (0.21%)                                                      (6.86)    (2.63)    (0.06)     2.36        (3.03)
MainStay VP Convertible -- Initial Class                       (2.01)     2.39     (0.48)      N/A         3.65
MainStay VP Dreyfus Large Company Value -- Initial Class        2.85     (0.47)    (0.32)      N/A         1.37
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                        (9.79)    (6.95)    (9.91)      N/A        (4.01)
MainStay VP Mid Cap Value -- Initial Class                      8.85      5.37       N/A       N/A         4.47
MainStay VP Government -- Initial Class                        (4.58)     1.23      4.18      5.30         1.08
MainStay VP Common Stock -- Initial Class                       2.41     (1.62)    (5.63)     9.46         1.16
MainStay VP High Yield Corporate Bond -- Initial Class          4.10     12.71      6.67       N/A        12.83
MainStay VP S&P 500(5) Index -- Initial Class                   2.04     (0.39)    (5.03)    10.13         2.19
MainStay VP International Equity -- Initial Class               8.65      9.86     (2.01)      N/A         8.56
MainStay VP Lord Abbett Developing Growth -- Initial Class     (2.26)    (2.25)    (7.24)      N/A         1.17
MainStay VP Mid Cap Core -- Service Class                      13.14      9.14       N/A       N/A        20.37
MainStay VP Mid Cap Growth -- Service Class                    13.54      4.30       N/A       N/A        21.32
MainStay VP Small Cap Growth -- Initial Class                   1.03      0.77       N/A       N/A         1.73
MainStay VP Total Return -- Initial Class                      (1.77)    (1.60)    (4.41)     7.07         0.42
MainStay VP Value -- Initial Class                              2.77      0.13      2.28       N/A        (0.41)
MFS(R) Investors Trust Series -- Initial Class                  2.83     (1.20)    (4.52)      N/A         0.29
MFS(R) Research Series -- Initial Class                         7.18     (0.74)    (6.39)      N/A         1.40
MFS(R) Utilities Series -- Initial Class                       21.32      7.39     (0.49)      N/A        24.52
Neuberger Berman AMT Mid-Cap Growth -- Class I                  7.63     (1.90)    (8.38)      N/A        12.35
T. Rowe Price Equity Income Portfolio -- I                      6.26      4.15      5.01     11.37         3.02
Van Eck Worldwide Hard Assets                                  15.19     17.03      9.32      4.97        13.71
Van Kampen UIF Emerging Markets Equity -- Class I              14.34     15.41     (3.44)      N/A        11.78
Victory VIF Diversified Stock -- Class A Shares                 1.27     (0.10)    (1.24)      N/A         2.09
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.45%. A POLICY SERVICE FEE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED, IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

(1) The MainStay Plus II Variable Annuity was first offered for sale on May 10, 2002. The MainStay Plus II Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Product not available in all states.

MAINSTAY SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003               INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Colonial Small Cap Value Fund -- Class B Shares                 6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2)              1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP American Century Income & Growth -- Service
  Class                                                         6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management(4) -- Current 7-day yield is
  (0.61%)                                                      1/29/93       6/2/03
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Dreyfus Large Company Value -- Service Class        6/2/03       6/2/03
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                         6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP S&P 500(5) Index -- Service Class                   6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Lord Abbett Developing Growth -- Service Class      6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       5/3/04
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       5/3/04
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                              ASSUMING NO SURRENDER(%)(2)

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 1
INVESTMENT DIVISIONS                                          MONTH
Alger American Small Capitalization -- Class S Shares         3.60
Calvert Social Balanced                                       2.10
Colonial Small Cap Value Fund -- Class B Shares                N/A
Dreyfus IP Technology Growth -- Service Shares                1.49
Fidelity(R) VIP Contrafund(R) -- Service Class 2)             2.49
Fidelity(R) VIP Equity-Income -- Service Class 2              3.00
Fidelity(R) VIP Mid Cap -- Service Class 2                    2.48
Janus Aspen Series Balanced -- Service Shares                 2.69
Janus Aspen Series Worldwide Growth -- Service Shares         3.26
MainStay VP American Century Income & Growth -- Service
  Class                                                       3.51
MainStay VP Bond -- Service Class                             0.73
MainStay VP Capital Appreciation -- Service Class             4.07
MainStay VP Cash Management(4) -- Current 7-day yield is
  (0.61%)                                                     (0.02)
MainStay VP Convertible -- Service Class                      2.17
MainStay VP Dreyfus Large Company Value -- Service Class      3.49
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                       3.93
MainStay VP Mid Cap Value -- Service Class                    2.91
MainStay VP Government -- Service Class                       0.60
MainStay VP Common Stock -- Service Class                     2.98
MainStay VP High Yield Corporate Bond -- Service Class        1.81
MainStay VP S&P 500(5) Index -- Service Class                 3.20
MainStay VP International Equity -- Service Class             3.92
MainStay VP Lord Abbett Developing Growth -- Service Class    2.19
MainStay VP Mid Cap Core -- Service Class                     3.70
MainStay VP Mid Cap Growth -- Service Class                   5.96
MainStay VP Small Cap Growth -- Service Class                 3.27
MainStay VP Total Return -- Service Class                     2.50
MainStay VP Value -- Service Class                            2.33
MFS(R) Investors Trust Series -- Service Class                3.59
MFS(R) Research Series -- Service Class                       4.08
MFS(R) Utilities Series -- Service Class                      4.79
Neuberger Berman AMT Mid-Cap Growth -- Class S                4.38
T. Rowe Price Equity Income Portfolio -- II                   3.45
Van Eck Worldwide Hard Assets                                 (1.76)
Van Kampen UIF Emerging Markets Equity -- Class II            4.88
Victory VIF Diversified Stock -- Class A Shares               1.61
------------------------------------------------------------------------------------
                                                              Negative
                                                              numbers
                                                              appear
                                                              in
                                                              parentheses.

                                                                        ASSUMING NO SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          14.15       N/A       N/A       N/A        23.10
Calvert Social Balanced                                         6.27      2.39     (1.39)     6.90        10.83
Colonial Small Cap Value Fund -- Class B Shares                  N/A       N/A       N/A       N/A          N/A
Dreyfus IP Technology Growth -- Service Shares                 (1.61)    (4.79)      N/A       N/A         9.49
Fidelity(R) VIP Contrafund(R) -- Service Class 2)              13.04      8.08     (0.16)      N/A        18.20
Fidelity(R) VIP Equity-Income -- Service Class 2                9.21      4.28      2.29      9.12        16.70
Fidelity(R) VIP Mid Cap -- Service Class 2                     22.37     13.62     12.70       N/A        27.87
Janus Aspen Series Balanced -- Service Shares                   6.30      2.83     (0.35)      N/A         7.22
Janus Aspen Series Worldwide Growth -- Service Shares           2.61     (3.14)   (10.66)      N/A        11.38
MainStay VP American Century Income & Growth -- Service
  Class                                                        10.32      3.10     (3.01)      N/A        14.53
MainStay VP Bond -- Service Class                               1.92      3.80      5.17      5.12         0.11
MainStay VP Capital Appreciation -- Service Class               1.99     (4.93)   (10.81)     5.77         8.54
MainStay VP Cash Management(4) -- Current 7-day yield is
  (0.61%)                                                      (1.00)    (0.89)     0.65      1.96        (1.05)
MainStay VP Convertible -- Service Class                        3.91      3.90     (0.01)      N/A         8.30
MainStay VP Dreyfus Large Company Value -- Service Class        9.06      1.06      0.15       N/A        14.97
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                        (4.35)    (5.53)    (9.50)      N/A         1.93
MainStay VP Mid Cap Value -- Service Class                     15.09      6.74       N/A       N/A        20.01
MainStay VP Government -- Service Class                         1.18      2.78      4.50      4.62        (0.96)
MainStay VP Common Stock -- Service Class                       8.59     (0.11)    (5.19)     8.76        14.78
MainStay VP High Yield Corporate Bond -- Service Class         10.38     13.80      6.90       N/A        15.48
MainStay VP S&P 500(5) Index -- Service Class                   8.19      1.14     (4.59)     9.41        13.96
MainStay VP International Equity -- Service Class              14.91     11.05     (1.55)      N/A        18.30
MainStay VP Lord Abbett Developing Growth -- Service Class      3.63     (0.75)    (6.81)      N/A        11.49
MainStay VP Mid Cap Core -- Service Class                      19.66     10.63       N/A       N/A        26.72
MainStay VP Mid Cap Growth -- Service Class                    20.05      5.98       N/A       N/A        24.02
MainStay VP Small Cap Growth -- Service Class                   7.12      2.32       N/A       N/A        17.31
MainStay VP Total Return -- Service Class                       4.15     (0.09)    (3.97)     6.36         6.47
MainStay VP Value -- Service Class                              8.97      1.66      2.69       N/A        17.12
MFS(R) Investors Trust Series -- Service Class                  9.08      0.33       N/A       N/A        12.94
MFS(R) Research Series -- Service Class                        13.44      0.78       N/A       N/A        17.72
MFS(R) Utilities Series -- Service Class                       27.46      8.69       N/A       N/A        30.96
Neuberger Berman AMT Mid-Cap Growth -- Class S                 13.90       N/A       N/A       N/A        17.12
T. Rowe Price Equity Income Portfolio -- II                    12.51       N/A       N/A       N/A        15.39
Van Eck Worldwide Hard Assets                                  21.70     18.24      9.71      4.55        42.18
Van Kampen UIF Emerging Markets Equity -- Class II             20.74       N/A       N/A       N/A        25.14
Victory VIF Diversified Stock -- Class A Shares                 7.65      1.69     (0.54)      N/A         8.47
------------------------------------------------------------------------------------

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           6.15       N/A       N/A       N/A        18.24
Calvert Social Balanced                                        (1.38)     0.19     (1.39)     6.90         7.99
Colonial Small Cap Value Fund -- Class B Shares                  N/A       N/A       N/A       N/A          N/A
Dreyfus IP Technology Growth -- Service Shares                 (8.69)    (6.84)      N/A       N/A         4.32
Fidelity(R) VIP Contrafund(R) -- Service Class 2)               5.04      6.04     (0.16)      N/A        13.47
Fidelity(R) VIP Equity-Income -- Service Class 2                1.34      2.09      2.29      9.12        11.70
Fidelity(R) VIP Mid Cap -- Service Class 2                     14.37     11.79     12.70       N/A        20.93
Janus Aspen Series Balanced -- Service Shares                  (1.35)     0.63     (0.35)      N/A         2.28
Janus Aspen Series Worldwide Growth -- Service Shares          (4.78)    (5.22)   (10.66)      N/A         5.77
MainStay VP American Century Income & Growth -- Service
  Class                                                         2.38      0.89     (3.01)      N/A         9.70
MainStay VP Bond -- Service Class                              (5.41)     1.59      5.17      5.12        (4.58)
MainStay VP Capital Appreciation -- Service Class              (5.35)    (6.97)   (10.81)     5.77         2.87
MainStay VP Cash Management(4) -- Current 7-day yield is
  (0.61%)                                                      (8.13)    (3.02)     0.65      1.96        (3.77)
MainStay VP Convertible -- Service Class                       (3.58)     1.69     (0.01)      N/A         3.39
MainStay VP Dreyfus Large Company Value -- Service Class        1.20     (1.11)     0.15       N/A         9.68
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                       (11.24)    (7.55)    (9.50)      N/A        (2.89)
MainStay VP Mid Cap Value -- Service Class                      7.09      4.65       N/A       N/A        15.26
MainStay VP Government -- Service Class                        (6.11)     0.58      4.50      4.62        (5.55)
MainStay VP Common Stock -- Service Class                       0.77     (2.25)    (5.19)     8.76         9.74
MainStay VP High Yield Corporate Bond -- Service Class          2.44     11.96      6.90       N/A        10.75
MainStay VP S&P 500(5) Index -- Service Class                   0.40     (1.03)    (4.59)     9.41         8.90
MainStay VP International Equity -- Service Class               6.91      9.12     (1.55)      N/A        13.51
MainStay VP Lord Abbett Developing Growth -- Service Class     (3.83)    (2.88)    (6.81)      N/A         6.54
MainStay VP Mid Cap Core -- Service Class                      11.66      8.69       N/A       N/A        21.71
MainStay VP Mid Cap Growth -- Service Class                    12.05      3.86       N/A       N/A        19.36
MainStay VP Small Cap Growth -- Service Class                  (0.59)     0.12       N/A       N/A        11.98
MainStay VP Total Return -- Service Class                      (3.34)    (2.23)    (3.97)     6.36         1.43
MainStay VP Value -- Service Class                              1.12     (0.52)     2.69       N/A        11.79
MFS(R) Investors Trust Series -- Service Class                  1.23     (1.83)      N/A       N/A         7.61
MFS(R) Research Series -- Service Class                         5.44     (1.38)      N/A       N/A        12.25
MFS(R) Utilities Series -- Service Class                       19.46      6.68       N/A       N/A        25.88
Neuberger Berman AMT Mid-Cap Growth -- Class S                  5.90       N/A       N/A       N/A        12.13
T. Rowe Price Equity Income Portfolio -- II                     4.51       N/A       N/A       N/A        10.65
Van Eck Worldwide Hard Assets                                  13.70     16.55      9.71      4.55        38.65
Van Kampen UIF Emerging Markets Equity -- Class II             12.74       N/A       N/A       N/A        17.89
Victory VIF Diversified Stock -- Class A Shares                (0.10)    (0.49)    (0.54)      N/A         0.66
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.85%. A POLICY SERVICE FEE OF $50 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED, IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

                                                                                       ASSUMING NO SURRENDER(%)(2)
                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
         FOR POLICIES PURCHASED BEFORE JUNE 2, 2003           INCEPTION   INCEPTION      1
                    INVESTMENT DIVISIONS                        DATE       DATE(1)     MONTH
Alger American Small Capitalization -- Class O Shares          9/21/88      5/10/02    3.68
Calvert Social Balanced                                         9/2/86      5/10/02    2.10
Colonial Small Cap Value Fund -- Class B Shares                 6/1/00     11/15/04     N/A
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99      5/10/02    1.47
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      5/10/02    2.54
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      5/10/02    3.05
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03    2.48
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      5/10/02    2.68
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      5/10/02    3.26
MainStay VP American Century Income & Growth -- Initial
  Class                                                         5/1/98      5/10/02    3.53
MainStay VP Bond -- Initial Class                              1/23/84      5/10/02    0.75
MainStay VP Capital Appreciation -- Initial Class              1/29/93      5/10/02    4.09
MainStay VP Cash Management(4) -- Current 7-day yield is
  (0.61%)                                                      1/29/93      5/10/02    (0.02)
MainStay VP Convertible -- Initial Class                       10/1/96      5/10/02    2.18
MainStay VP Dreyfus Large Company Value -- Initial Class        5/1/98      5/10/02    3.51
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         5/1/98      5/10/02    3.95
MainStay VP Mid Cap Value -- Initial Class                      7/2/01      5/10/02    2.93
MainStay VP Government -- Initial Class                        1/29/93      5/10/02    0.62
MainStay VP Common Stock -- Initial Class                      1/23/84      5/10/02    3.00
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      5/10/02    1.83
MainStay VP S&P 500(5) Index -- Initial Class                  1/29/93      5/10/02    3.22
MainStay VP International Equity -- Initial Class               5/1/95      5/10/02    3.95
MainStay VP Lord Abbett Developing Growth -- Initial Class      5/1/98      5/10/02    2.21
MainStay VP Mid Cap Core -- Service Class                       6/2/03       5/3/04    3.70
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       5/3/04    5.96
MainStay VP Small Cap Growth -- Initial Class                   7/2/01      5/10/02    3.29
MainStay VP Total Return -- Initial Class                      1/29/93      5/10/02    2.52
MainStay VP Value -- Initial Class                              5/1/95      5/10/02    2.35
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      5/10/02    3.51
MFS(R) Research Series -- Initial Class                        7/26/95      5/10/02    4.13
MFS(R) Utilities Series -- Initial Class                        1/3/95      5/10/02    4.87
Neuberger Berman AMT Mid-Cap Growth -- Class I                 11/3/97      5/10/02    4.41
T. Rowe Price Equity Income Portfolio -- I                     3/31/94      5/10/02    3.45
Van Eck Worldwide Hard Assets                                   9/1/89      5/10/02    (1.76)
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      5/10/02    4.87
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04    1.61
--------------------------------------------------------------------------------------------
                                                                Negative numbers appear in
                                                                       parentheses.

                                                                        ASSUMING NO SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
         FOR POLICIES PURCHASED BEFORE JUNE 2, 2003              1         3         5        10        DIVISION
                    INVESTMENT DIVISIONS                      YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          14.43      5.01    (10.55)     3.78        24.87
Calvert Social Balanced                                         6.27      2.39     (1.39)     6.90        10.83
Colonial Small Cap Value Fund -- Class B Shares                  N/A       N/A       N/A       N/A          N/A
Dreyfus IP Technology Growth -- Initial Shares                 (1.39)    (4.57)   (16.37)      N/A        20.81
Fidelity(R) VIP Contrafund(R) -- Initial Class                 13.35      8.35      0.09       N/A        17.18
Fidelity(R) VIP Equity-Income -- Initial Class                  9.48      4.53      2.55      9.28         5.69
Fidelity(R) VIP Mid Cap -- Service Class 2                     22.37     13.62     12.70       N/A        27.87
Janus Aspen Series Balanced -- Institutional Shares             6.53      3.08     (0.33)    10.46         5.43
Janus Aspen Series Worldwide Growth -- Institutional Shares     2.85     (2.90)   (10.41)     8.40        11.48
MainStay VP American Century Income & Growth -- Initial
  Class                                                        10.58      3.35     (2.78)      N/A        16.89
MainStay VP Bond -- Initial Class                               2.18      4.06      5.44      5.39         4.11
MainStay VP Capital Appreciation -- Initial Class               2.24     (4.70)   (10.58)     6.05         7.07
MainStay VP Cash Management(4) -- Current 7-day yield is
  (0.61%)                                                      (1.00)    (0.89)     0.65      1.96        (1.05)
MainStay VP Convertible -- Initial Class                        4.16      4.15      0.23       N/A        11.19
MainStay VP Dreyfus Large Company Value -- Initial Class        9.32      1.31      0.39       N/A        21.79
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                        (4.11)    (5.29)    (9.27)      N/A         7.56
MainStay VP Mid Cap Value -- Initial Class                     15.38      7.00       N/A       N/A         7.19
MainStay VP Government -- Initial Class                         1.43      3.04      4.76      4.88         2.64
MainStay VP Common Stock -- Initial Class                       8.86      0.14     (4.96)     9.03         8.98
MainStay VP High Yield Corporate Bond -- Initial Class         10.65     14.06      7.15       N/A        18.47
MainStay VP S&P 500(5) Index -- Initial Class                   8.46      1.39     (4.36)     9.69        13.53
MainStay VP International Equity -- Initial Class              15.19     11.32     (1.31)      N/A        16.94
MainStay VP Lord Abbett Developing Growth -- Initial Class      3.90     (0.50)    (6.58)      N/A        16.92
MainStay VP Mid Cap Core -- Service Class                      19.66     10.63       N/A       N/A        26.72
MainStay VP Mid Cap Growth -- Service Class                    20.05      5.98       N/A       N/A        24.02
MainStay VP Small Cap Growth -- Initial Class                   7.39      2.57       N/A       N/A         8.99
MainStay VP Total Return -- Initial Class                       4.41      0.16     (3.73)     6.64         9.37
MainStay VP Value -- Initial Class                              9.24      1.91      2.94       N/A         5.36
MFS(R) Investors Trust Series -- Initial Class                  9.31      0.56     (3.84)      N/A        17.97
MFS(R) Research Series -- Initial Class                        13.72      1.03     (5.73)      N/A        15.31
MFS(R) Utilities Series -- Initial Class                       27.81      8.94      0.22       N/A        30.53
Neuberger Berman AMT Mid-Cap Growth -- Class I                 14.17     (0.15)    (7.72)      N/A        14.97
T. Rowe Price Equity Income Portfolio -- I                     12.81      5.83      5.55     10.92         6.18
Van Eck Worldwide Hard Assets                                  21.70     18.24      9.71      4.55        42.18
Van Kampen UIF Emerging Markets Equity -- Class I              20.85     16.67     (2.75)      N/A        37.26
Victory VIF Diversified Stock -- Class A Shares                 7.65      1.69     (0.54)      N/A         8.47
--------------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
         FOR POLICIES PURCHASED BEFORE JUNE 2, 2003              1         3         5        10        DIVISION
                    INVESTMENT DIVISIONS                      YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           6.43      2.85    (10.55)     3.78        21.54
Calvert Social Balanced                                        (1.38)     0.19     (1.39)     6.90         7.99
Colonial Small Cap Value Fund -- Class B Shares                  N/A       N/A       N/A       N/A          N/A
Dreyfus IP Technology Growth -- Initial Shares                 (8.49)    (6.61)   (16.37)      N/A        16.85
Fidelity(R) VIP Contrafund(R) -- Initial Class                  5.35      6.33      0.09       N/A        14.87
Fidelity(R) VIP Equity-Income -- Initial Class                  1.60      2.34      2.55      9.28         3.17
Fidelity(R) VIP Mid Cap -- Service Class 2                     14.37     11.79     12.70       N/A        20.93
Janus Aspen Series Balanced -- Institutional Shares            (1.14)     0.87     (0.33)    10.46         2.80
Janus Aspen Series Worldwide Growth -- Institutional Shares    (4.55)    (4.98)   (10.41)     8.40         8.37
MainStay VP American Century Income & Growth -- Initial
  Class                                                         2.62      1.13     (2.78)      N/A        11.93
MainStay VP Bond -- Initial Class                              (5.18)     1.86      5.44      5.39         1.37
MainStay VP Capital Appreciation -- Initial Class              (5.12)    (6.75)   (10.58)     6.05         4.29
MainStay VP Cash Management(4) -- Current 7-day yield is
  (0.61%)                                                      (8.13)    (3.02)     0.65      1.96        (3.77)
MainStay VP Convertible -- Initial Class                       (3.34)     1.96      0.23       N/A         8.69
MainStay VP Dreyfus Large Company Value -- Initial Class        1.45     (0.86)     0.39       N/A        18.19
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                       (11.02)    (7.33)    (9.27)      N/A         4.29
MainStay VP Mid Cap Value -- Initial Class                      7.38      4.92       N/A       N/A         4.73
MainStay VP Government -- Initial Class                        (5.88)     0.83      4.76      4.88         0.01
MainStay VP Common Stock -- Initial Class                       1.02     (2.01)    (4.96)     9.03         6.45
MainStay VP High Yield Corporate Bond -- Initial Class          2.69     12.24      7.15       N/A        16.24
MainStay VP S&P 500(5) Index -- Initial Class                   0.65     (0.79)    (4.36)     9.69        10.95
MainStay VP International Equity -- Initial Class               7.19      9.40     (1.31)      N/A        14.46
MainStay VP Lord Abbett Developing Growth -- Initial Class     (3.58)    (2.64)    (6.58)      N/A        13.42
MainStay VP Mid Cap Core -- Service Class                      11.66      8.69       N/A       N/A        21.71
MainStay VP Mid Cap Growth -- Service Class                    12.05      3.86       N/A       N/A        19.36
MainStay VP Small Cap Growth -- Initial Class                  (0.34)     0.37       N/A       N/A         6.50
MainStay VP Total Return -- Initial Class                      (3.10)    (1.99)    (3.73)     6.64         6.48
MainStay VP Value -- Initial Class                              1.37     (0.27)     2.94       N/A         2.73
MFS(R) Investors Trust Series -- Initial Class                  1.44     (1.60)    (3.84)      N/A        14.21
MFS(R) Research Series -- Initial Class                         5.72     (1.13)    (5.73)      N/A        12.38
MFS(R) Utilities Series -- Initial Class                       19.81      6.94      0.22       N/A        26.49
Neuberger Berman AMT Mid-Cap Growth -- Class I                  6.17     (2.29)    (7.72)      N/A        12.18
T. Rowe Price Equity Income Portfolio -- I                      4.81      3.70      5.55     10.92         3.68
Van Eck Worldwide Hard Assets                                  13.70     16.55      9.71      4.55        38.65
Van Kampen UIF Emerging Markets Equity -- Class I              12.85     14.93     (2.75)      N/A        33.97
Victory VIF Diversified Stock -- Class A Shares                (0.10)    (0.49)    (0.54)      N/A         0.66
--------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.85%. A POLICY SERVICE FEE OF $50 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED, IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

(1) The MainStay Select Variable Annuity was first offered for sale on May 10, 2002. The MainStay Select Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Product not available in all states.

MAINSTAY PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003               INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Colonial Small Cap Value Fund -- Class B Shares                 6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP American Century Income & Growth -- Service
  Class                                                         6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management(4) -- Current 7-day yield is
  (0.51%)                                                      1/29/93       6/2/03
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Dreyfus Large Company Value -- Service Class        6/2/03       6/2/03
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                         6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP S&P 500(5) Index -- Service Class                   6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Lord Abbett Developing Growth -- Service Class      6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       5/3/04
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       5/3/04
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                              ASSUMING NO SURRENDER(%)(2)

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 1
INVESTMENT DIVISIONS                                          MONTH
Alger American Small Capitalization -- Class S Shares         3.61
Calvert Social Balanced                                       2.11
Colonial Small Cap Value Fund -- Class B Shares                N/A
Dreyfus IP Technology Growth -- Service Shares                1.50
Fidelity(R) VIP Contrafund(R) -- Service Class 2              2.50
Fidelity(R) VIP Equity-Income -- Service Class 2              3.01
Fidelity(R) VIP Mid Cap -- Service Class 2                    2.49
Janus Aspen Series Balanced -- Service Shares                 2.69
Janus Aspen Series Worldwide Growth -- Service Shares         3.27
MainStay VP American Century Income & Growth -- Service
  Class                                                       3.51
MainStay VP Bond -- Service Class                             0.74
MainStay VP Capital Appreciation -- Service Class             4.07
MainStay VP Cash Management(4) -- Current 7-day yield is
  (0.51%)                                                     (0.01)
MainStay VP Convertible -- Service Class                      2.17
MainStay VP Dreyfus Large Company Value -- Service Class      3.50
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                       3.94
MainStay VP Mid Cap Value -- Service Class                    2.92
MainStay VP Government -- Service Class                       0.61
MainStay VP Common Stock -- Service Class                     2.99
MainStay VP High Yield Corporate Bond -- Service Class        1.82
MainStay VP S&P 500(5) Index -- Service Class                 3.20
MainStay VP International Equity -- Service Class             3.93
MainStay VP Lord Abbett Developing Growth -- Service Class    2.19
MainStay VP Mid Cap Core -- Service Class                     3.71
MainStay VP Mid Cap Growth -- Service Class                   5.97
MainStay VP Small Cap Growth -- Service Class                 3.28
MainStay VP Total Return -- Service Class                     2.51
MainStay VP Value -- Service Class                            2.34
MFS(R) Investors Trust Series -- Service Class                3.59
MFS(R) Research Series -- Service Class                       4.09
MFS(R) Utilities Series -- Service Class                      4.80
Neuberger Berman AMT Mid-Cap Growth -- Class S                4.38
T. Rowe Price Equity Income Portfolio -- II                   3.46
Van Eck Worldwide Hard Assets                                 (1.75)
Van Kampen UIF Emerging Markets Equity -- Class II            4.89
Victory VIF Diversified Stock -- Class A Shares               1.62
------------------------------------------------------------------------------------
                                                              Negative
                                                              numbers
                                                              appear
                                                              in
                                                              parentheses.

                                                                        ASSUMING NO SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          14.27       N/A       N/A      N/A         23.82
Calvert Social Balanced                                         6.37      2.49     (1.29)    7.00          9.55
Colonial Small Cap Value Fund -- Class B Shares                  N/A       N/A       N/A      N/A           N/A
Dreyfus IP Technology Growth -- Service Shares                 (1.51)    (4.70)      N/A      N/A          9.33
Fidelity(R) VIP Contrafund(R) -- Service Class 2               13.16      8.19     (0.06)     N/A         18.68
Fidelity(R) VIP Equity-Income -- Service Class 2                9.31      4.38      2.39     9.23         15.67
Fidelity(R) VIP Mid Cap -- Service Class 2                     22.49     13.74     12.82      N/A         30.36
Janus Aspen Series Balanced -- Service Shares                   6.41      2.94     (0.25)     N/A          7.33
Janus Aspen Series Worldwide Growth -- Service Shares           2.71     (3.05)   (10.57)     N/A          9.78
MainStay VP American Century Income & Growth -- Service
  Class                                                        10.43      3.20     (2.91)     N/A         15.04
MainStay VP Bond -- Service Class                               2.03      3.91      5.28     5.22          0.58
MainStay VP Capital Appreciation -- Service Class               2.09     (4.84)   (10.72)    5.88          8.39
MainStay VP Cash Management(4) -- Current 7-day yield is
  (0.51%)                                                      (0.90)    (0.79)     0.76     2.06         (1.00)
MainStay VP Convertible -- Service Class                        4.01      4.01      0.09      N/A          8.13
MainStay VP Dreyfus Large Company Value -- Service Class        9.16      1.16      0.25      N/A         14.55
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                        (4.25)    (5.43)    (9.41)     N/A          3.73
MainStay VP Mid Cap Value -- Service Class                     15.21      6.84       N/A      N/A         19.99
MainStay VP Government -- Service Class                         1.28      2.89      4.60     4.72         (0.95)
MainStay VP Common Stock -- Service Class                       8.70     (0.01)    (5.09)    8.87         14.42
MainStay VP High Yield Corporate Bond -- Service Class         10.50     13.91      7.01      N/A         15.67
MainStay VP S&P 500(5) Index -- Service Class                   8.30      1.24     (4.49)    9.52         13.25
MainStay VP International Equity -- Service Class              15.02     11.16     (1.45)     N/A         19.00
MainStay VP Lord Abbett Developing Growth -- Service Class      3.74     (0.65)    (6.72)     N/A         13.47
MainStay VP Mid Cap Core -- Service Class                      19.78     10.74       N/A      N/A         24.09
MainStay VP Mid Cap Growth -- Service Class                    20.17      6.08       N/A      N/A         26.44
MainStay VP Small Cap Growth -- Service Class                   7.23      2.42       N/A      N/A         18.65
MainStay VP Total Return -- Service Class                       4.26      0.01     (3.87)    6.47          6.40
MainStay VP Value -- Service Class                              9.08      1.77      2.80      N/A         15.60
MFS(R) Investors Trust Series -- Service Class                  9.19      0.43       N/A      N/A         11.87
MFS(R) Research Series -- Service Class                        13.56      0.88       N/A      N/A         16.74
MFS(R) Utilities Series -- Service Class                       27.59      8.80       N/A      N/A         29.71
Neuberger Berman AMT Mid-Cap Growth -- Class S                 14.02       N/A       N/A      N/A         17.23
T. Rowe Price Equity Income Portfolio -- II                    12.62       N/A       N/A      N/A         16.04
Van Eck Worldwide Hard Assets                                  21.82     18.36      9.82     4.66         39.23
Van Kampen UIF Emerging Markets Equity -- Class II             20.86       N/A       N/A      N/A         35.92
Victory VIF Diversified Stock -- Class A Shares                 7.76      1.79     (0.44)     N/A         10.64
------------------------------------------------------------------------------------

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           6.27       N/A       N/A      N/A         19.12
Calvert Social Balanced                                        (1.28)    (0.03)    (2.57)    7.00          4.46
Colonial Small Cap Value Fund -- Class B Shares                  N/A       N/A       N/A      N/A           N/A
Dreyfus IP Technology Growth -- Service Shares                 (8.60)    (7.04)      N/A      N/A          4.34
Fidelity(R) VIP Contrafund(R) -- Service Class 2                5.16      5.86     (1.35)     N/A         13.87
Fidelity(R) VIP Equity-Income -- Service Class 2                1.44      1.87      1.08     9.23         10.80
Fidelity(R) VIP Mid Cap -- Service Class 2                     14.49     11.64     11.94      N/A         24.45
Janus Aspen Series Balanced -- Service Shares                  (1.25)     0.40     (1.54)     N/A          2.39
Janus Aspen Series Worldwide Growth -- Service Shares          (4.69)    (5.43)   (11.72)     N/A          4.76
MainStay VP American Century Income & Growth -- Service
  Class                                                         2.48      0.66     (4.17)     N/A         10.16
MainStay VP Bond -- Service Class                              (5.32)     1.38      4.11     5.22         (4.07)
MainStay VP Capital Appreciation -- Service Class              (5.26)    (7.18)   (11.87)    5.88          3.49
MainStay VP Cash Management(4) -- Current 7-day yield is
  (0.51%)                                                      (8.03)    (3.24)    (0.55)    2.06         (5.58)
MainStay VP Convertible -- Service Class                       (3.48)     1.48     (1.20)     N/A          3.10
MainStay VP Dreyfus Large Company Value -- Service Class        1.30     (1.32)    (1.05)     N/A          9.64
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                       (11.15)    (7.76)   (10.58)     N/A         (1.08)
MainStay VP Mid Cap Value -- Service Class                      7.21      4.46       N/A      N/A         15.38
MainStay VP Government -- Service Class                        (6.02)     0.36      3.40     4.72         (5.53)
MainStay VP Common Stock -- Service Class                       0.87     (2.47)    (6.32)    8.87          9.67
MainStay VP High Yield Corporate Bond -- Service Class          2.54     11.82      5.92      N/A         10.95
MainStay VP S&P 500(5) Index -- Service Class                   0.50     (1.25)    (5.73)    9.52          8.47
MainStay VP International Equity -- Service Class               7.02      8.95     (2.72)     N/A         14.24
MainStay VP Lord Abbett Developing Growth -- Service Class     (3.73)    (3.10)    (7.93)     N/A          8.70
MainStay VP Mid Cap Core -- Service Class                      11.78      8.52       N/A      N/A         19.42
MainStay VP Mid Cap Growth -- Service Class                    12.17      3.66       N/A      N/A         21.97
MainStay VP Small Cap Growth -- Service Class                  (0.49)    (0.10)      N/A      N/A         14.00
MainStay VP Total Return -- Service Class                      (3.25)    (2.45)    (5.11)    6.47          1.38
MainStay VP Value -- Service Class                              1.22     (0.74)     1.51      N/A         10.88
MFS(R) Investors Trust Series -- Service Class                  1.33     (2.04)      N/A      N/A          6.90
MFS(R) Research Series -- Service Class                         5.56     (1.60)      N/A      N/A         11.81
MFS(R) Utilities Series -- Service Class                       19.59      6.50       N/A      N/A         24.71
Neuberger Berman AMT Mid-Cap Growth -- Class S                  6.02       N/A       N/A      N/A         12.25
T. Rowe Price Equity Income Portfolio -- II                     4.62       N/A       N/A      N/A         11.18
Van Eck Worldwide Hard Assets                                  13.82     16.42      8.84     4.66         34.60
Van Kampen UIF Emerging Markets Equity -- Class II             12.86       N/A       N/A      N/A         31.46
Victory VIF Diversified Stock -- Class A Shares                (0.00)    (0.71)    (1.72)     N/A          2.68
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.75% BUT DOES NOT INCLUDE ANY CREDITS APPLIED. A POLICY SERVICE FEE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $10,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY PREMIUM PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

(1) The MainStay Premium Plus II Variable Annuity was first offered for sale on June 2, 2003. The MainStay Premium Plus II Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

MainStay Premium Plus II Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Fees and charges for a policy with a credit may be higher than those for other policies, and over time, the amount of the credit may be more than offset by those higher charges. There may be circumstances in which the purchase of a MainStay Premium Plus II Variable Annuity is less advantageous than the purchase of another MainStay variable annuity which may have lower fees but no credit. This may be the case, for example, if you anticipate retaining the policy for a significant time beyond the surrender charge period.

Product not available in all states.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

            SERIES I POLICIES:               LifeStages(R) Variable Annuity
                                             LifeStages(R) Flexible Premium Variable
                                             Annuity
                                             MainStay Plus Variable Annuity

            SERIES II POLICIES:              LifeStages(R) Access Variable Annuity
                                             MainStay Access Variable Annuity

            SERIES III POLICIES:             LifeStages(R) Premium Plus Variable
                                             Annuity
                                             MainStay Premium Plus Variable Annuity
                                             AmSouth Premium Plus Variable Annuity

            SERIES IV POLICIES:              LifeStages(R) Essentials Variable Annuity
                                             MainStay Plus II Variable Annuity

            SERIES V POLICIES:               LifeStages(R) Select Variable Annuity
                                             MainStay Select Variable Annuity

            SERIES VI POLICIES:              LifeStages(R) Premium Plus II Variable
                                             Annuity
                                             MainStay Premium Plus II Variable Annuity
                                             AmSouth Premium Plus II Variable Annuity

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2004


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $236,220,111     $373,225,872     $199,754,201

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        808,998        1,193,898          760,848
    Administrative charges..................................         71,503          135,237           64,528
                                                               ------------     ------------     ------------
      Total net assets......................................   $235,339,610     $371,896,737     $198,928,825
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $165,677,653     $338,178,879     $125,021,822
    Series II Policies......................................      1,249,790          862,087        3,728,076
    Series III Policies.....................................     53,616,000       23,809,545       40,777,869
    Series IV Policies......................................     14,522,055        8,987,938       17,481,120
    Series V Policies.......................................        274,112           58,288        2,338,752
    Series VI Policies......................................             --               --        9,581,186
  Net assets retained in Separate Accounts by
    New York Life Insurance and Annuity Corporation.........             --               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $235,339,610     $371,896,737     $198,928,825
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      16.01     $      16.70     $       1.25
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $      13.00     $       6.26     $       1.03
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $      12.73     $       5.71     $       1.02
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $      11.39     $       9.59     $       0.98
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      11.03     $      11.73     $       0.98
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $         --     $         --     $       0.98
                                                               ============     ============     ============
Identified Cost of Investment...............................   $242,307,945     $522,766,518     $199,759,443
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                                                            MAINSTAY VP        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL        MID CAP           MID CAP
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
     $315,097,283      $219,915,086      $190,302,719       $800,252,554       $73,923,953       $60,361,437       $84,853,698

        1,012,909           732,295           659,827          2,619,161           243,551           195,783           276,342
          108,303            68,973            56,879            256,522            22,113            16,458            23,291
     ------------      ------------      ------------       ------------       -----------       -----------       -----------
     $313,976,071      $219,113,818      $189,586,013       $797,376,871       $73,658,289       $60,149,196       $84,554,065
     ============      ============      ============       ============       ===========       ===========       ===========
     $270,485,169      $162,933,189      $127,522,329       $623,761,962       $52,909,727       $33,468,165       $48,681,193
        1,065,137         1,516,011         1,441,576          5,697,825           576,954           154,575           292,125
       32,680,186        41,714,466        46,404,890        124,365,201        15,214,304        15,820,335        22,005,019
        9,420,894        12,704,302        13,856,516         42,153,383         4,582,301         5,835,440         7,943,643
          324,685           245,850           360,702          1,398,500           375,003            23,915           106,211
               --                --                --                 --                --                --                --
               --                --                --                 --                --         4,846,766         5,525,874
     ------------      ------------      ------------       ------------       -----------       -----------       -----------
     $313,976,071      $219,113,818      $189,586,013       $797,376,871       $73,658,289       $60,149,196       $84,554,065
     ============      ============      ============       ============       ===========       ===========       ===========
     $      22.23      $      17.59      $      15.46       $      22.70       $     18.09       $     12.92       $     11.05
     ============      ============      ============       ============       ===========       ===========       ===========
     $       7.75      $       9.93      $      12.28       $      14.38       $     11.02       $     13.93       $     14.10
     ============      ============      ============       ============       ===========       ===========       ===========
     $       7.80      $       9.50      $      12.14       $      14.12       $     11.05       $     13.39       $     11.24
     ============      ============      ============       ============       ===========       ===========       ===========
     $      11.00      $      11.68      $      10.98       $      14.44       $     13.07       $     13.10       $     12.09
     ============      ============      ============       ============       ===========       ===========       ===========
     $      12.38      $      12.96      $      10.68       $      15.22       $     14.39       $     15.47       $     17.45
     ============      ============      ============       ============       ===========       ===========       ===========
     $         --      $         --      $         --       $         --       $        --       $        --       $        --
     ============      ============      ============       ============       ===========       ===========       ===========
     $359,052,483      $209,812,059      $198,000,677       $724,781,753       $57,792,811       $45,513,634       $62,706,875
     ============      ============      ============       ============       ===========       ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              -----------------------------------------------
ASSETS:
  Investment at net asset value.............................   $145,266,697     $636,616,298     $72,886,816

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        468,339        2,064,788         243,715
    Administrative charges..................................         38,429          214,483          20,668
                                                               ------------     ------------     -----------
      Total net assets......................................   $144,759,929     $634,337,027     $72,622,433
                                                               ============     ============     ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 83,639,829     $533,383,485     $40,183,772
    Series II Policies......................................        806,706        1,797,453         449,401
    Series III Policies.....................................     40,033,706       76,899,355      18,572,919
    Series IV Policies......................................     13,799,321       21,843,210       8,101,021
    Series V Policies.......................................        378,080          413,524         129,801
    Series VI Policies......................................             --               --              --
  Net assets retained in Separate Accounts by
    New York Life Insurance and Annuity Corporation.........      6,102,287               --       5,185,519
                                                               ------------     ------------     -----------
      Total net assets......................................   $144,759,929     $634,337,027     $72,622,433
                                                               ============     ============     ===========
    Series I variable accumulation unit value...............   $      12.20     $      22.60     $     10.37
                                                               ============     ============     ===========
    Series II variable accumulation unit value..............   $      12.10     $       8.56     $     10.63
                                                               ============     ============     ===========
    Series III variable accumulation unit value.............   $      12.30     $       8.32     $     10.30
                                                               ============     ============     ===========
    Series IV variable accumulation unit value..............   $      11.92     $      11.29     $     11.16
                                                               ============     ============     ===========
    Series V variable accumulation unit value...............   $      11.97     $      13.43     $     12.41
                                                               ============     ============     ===========
    Series VI variable accumulation unit value..............   $         --     $         --     $        --
                                                               ============     ============     ===========
Identified Cost of Investment...............................   $113,687,448     $671,418,259     $57,088,002
                                                               ============     ============     ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP        INCOME &           COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--          GROWTH--           VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $247,209,372      $259,705,370       $58,114,634       $54,612,610      $ 97,078,458       $31,758,580       $80,316,149

          803,355           840,315           186,733           184,015           323,301           106,722           265,570
           87,334            83,256            18,625            15,982            33,294            10,197            26,644
     ------------      ------------       -----------       -----------      ------------       -----------       -----------
     $246,318,683      $258,781,799       $57,909,276       $54,412,613      $ 96,721,863       $31,641,661       $80,023,935
     ============      ============       ===========       ===========      ============       ===========       ===========
     $216,659,229      $205,051,812       $46,438,284       $37,373,939      $ 79,285,273       $17,675,673       $64,616,366
          724,228         1,017,180           315,948           395,137           473,404           174,290           442,373
       21,717,892        40,492,337         8,690,204        13,233,635        13,388,947         5,537,611        12,381,165
        6,865,968        11,986,703         2,452,375         3,136,639         3,497,244         1,530,380         2,437,517
          351,366           233,767            12,465           273,263            76,995            13,961           146,514
               --                --                --                --                --                --                --
               --                --                --                --                --         6,709,746                --
     ------------      ------------       -----------       -----------      ------------       -----------       -----------
     $246,318,683      $258,781,799       $57,909,276       $54,412,613      $ 96,721,863       $31,641,661       $80,023,935
     ============      ============       ===========       ===========      ============       ===========       ===========
     $      17.84      $      19.99       $     11.19       $     11.18      $      11.98       $      8.66       $      9.92
     ============      ============       ===========       ===========      ============       ===========       ===========
     $       8.20      $      11.66       $      9.24       $     10.34      $       6.70       $      8.28       $      6.94
     ============      ============       ===========       ===========      ============       ===========       ===========
     $       7.85      $      11.14       $      9.06       $     10.21      $       5.72       $      8.32       $      6.43
     ============      ============       ===========       ===========      ============       ===========       ===========
     $      10.79      $      10.56       $     11.48       $     11.06      $       9.60       $     11.00       $     13.20
     ============      ============       ===========       ===========      ============       ===========       ===========
     $      12.19      $      11.40       $     12.65       $     14.52      $      11.58       $     13.64       $     15.47
     ============      ============       ===========       ===========      ============       ===========       ===========
     $         --      $         --       $        --       $        --      $         --       $        --       $        --
     ============      ============       ===========       ===========      ============       ===========       ===========
     $280,994,662      $238,331,025       $54,453,939       $48,170,866      $130,445,702       $30,525,948       $61,756,653
     ============      ============       ===========       ===========      ============       ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004


                                                                 AMSOUTH          AMSOUTH          AMSOUTH
                                                                 ENHANCED      INTERNATIONAL      LARGE CAP
                                                               MARKET FUND      EQUITY FUND          FUND
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $3,003,220        $755,095        $4,474,645

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        12,182           3,106            17,708
    Administrative charges..................................            --              --                --
                                                                ----------        --------        ----------
      Total net assets......................................    $2,991,038        $751,989        $4,456,937
                                                                ==========        ========        ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................    $       --        $     --        $       --
    Series II Policies......................................            --              --                --
    Series III Policies.....................................     2,576,105         558,035         3,895,889
    Series IV Policies......................................            --              --                --
    Series V Policies.......................................            --              --                --
    Series VI Policies......................................       414,933         193,954           561,048
                                                                ----------        --------        ----------
      Total net assets......................................    $2,991,038        $751,989        $4,456,937
                                                                ==========        ========        ==========
    Series I variable accumulation unit value...............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series II variable accumulation unit value..............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series III variable accumulation unit value.............    $     8.94        $  12.65        $     8.46
                                                                ==========        ========        ==========
    Series IV variable accumulation unit value..............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series V variable accumulation unit value...............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series VI variable accumulation unit value..............    $    12.23        $  15.65        $    11.42
                                                                ==========        ========        ==========
Identified Cost of Investment...............................    $2,593,674        $547,741        $4,009,518
                                                                ==========        ========        ==========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                JANUS ASPEN
                                          DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES
        AMSOUTH           CALVERT         TECHNOLOGY            VIP               VIP           BALANCED--
        MID CAP           SOCIAL           GROWTH---      CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL
         FUND            BALANCED       INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES
    ---------------------------------------------------------------------------------------------------------
      $1,974,439        $47,756,342       $27,790,973      $385,871,829      $240,790,909      $601,869,286

           7,682            159,537            98,895         1,248,700           785,574         1,973,428
              --             13,865             7,849           128,889            76,499           205,989
      ----------        -----------       -----------      ------------      ------------      ------------
      $1,966,757        $47,582,940       $27,684,229      $384,494,240      $239,928,836      $599,689,869
      ==========        ===========       ===========      ============      ============      ============
      $       --        $30,071,090       $16,779,506      $319,270,069      $189,505,567      $501,432,024
              --            156,679           112,618         1,464,723         1,371,891         2,175,730
       1,695,060         10,514,007         8,361,621        48,944,070        39,177,504        74,258,784
              --          4,417,260         2,401,884        14,289,696         9,222,957        21,176,603
              --            750,791            28,600           525,682           650,917           646,728
         271,697          1,673,113                --                --                --                --
      ----------        -----------       -----------      ------------      ------------      ------------
      $1,966,757        $47,582,940       $27,684,229      $384,494,240      $239,928,836      $599,689,869
      ==========        ===========       ===========      ============      ============      ============
      $       --        $     17.86       $      8.67      $      21.00      $      17.67      $      20.52
      ==========        ===========       ===========      ============      ============      ============
      $       --        $      9.29       $     10.56      $      11.02      $      11.49      $      10.62
      ==========        ===========       ===========      ============      ============      ============
      $     8.50        $      9.02       $      8.79      $      10.58      $      11.31      $      10.00
      ==========        ===========       ===========      ============      ============      ============
      $       --        $     11.58       $     10.55      $      12.43      $      11.51      $      11.05
      ==========        ===========       ===========      ============      ============      ============
      $       --        $     12.55       $     13.97      $      14.73      $      11.54      $      11.42
      ==========        ===========       ===========      ============      ============      ============
      $    13.37        $     11.48       $        --      $         --      $         --      $         --
      ==========        ===========       ===========      ============      ============      ============
      $1,539,470        $47,261,407       $26,123,761      $341,074,240      $213,355,540      $610,831,167
      ==========        ===========       ===========      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                               JANUS ASPEN
                                                                  SERIES           MFS(R)
                                                                WORLDWIDE        INVESTORS          MFS(R)
                                                                 GROWTH--          TRUST           RESEARCH
                                                              INSTITUTIONAL       SERIES--         SERIES--
                                                                  SHARES       INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $256,632,470     $32,221,594      $42,702,631

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        839,789         108,065          141,520
    Administrative charges..................................         95,219          10,048           14,085
                                                               ------------     -----------      -----------
      Total net assets......................................   $255,697,462     $32,103,481      $42,547,026
                                                               ============     ===========      ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $231,574,455     $24,301,947      $34,542,077
    Series II Policies......................................        984,709         367,601          298,355
    Series III Policies.....................................     16,987,185       6,023,648        6,554,474
    Series IV Policies......................................      6,016,079       1,318,852        1,125,434
    Series V Policies.......................................        135,034          91,433           26,686
    Series VI Policies......................................             --              --               --
                                                               ------------     -----------      -----------
      Total net assets......................................   $255,697,462     $32,103,481      $42,547,026
                                                               ============     ===========      ===========
    Series I variable accumulation unit value...............   $      15.18     $      9.35      $     10.09
                                                               ============     ===========      ===========
    Series II variable accumulation unit value..............   $       6.46     $      8.28      $      7.15
                                                               ============     ===========      ===========
    Series III variable accumulation unit value.............   $       5.93     $      8.14      $      6.84
                                                               ============     ===========      ===========
    Series IV variable accumulation unit value..............   $       9.83     $     10.75      $     11.07
                                                               ============     ===========      ===========
    Series V variable accumulation unit value...............   $      12.48     $     13.62      $     13.44
                                                               ============     ===========      ===========
    Series VI variable accumulation unit value..............   $         --     $        --      $        --
                                                               ============     ===========      ===========
Identified Cost of Investment...............................   $397,715,716     $31,733,754      $46,848,823
                                                               ============     ===========      ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                            NEUBERGER                                            VAN KAMPEN
                             BERMAN                                                  UIF
                               AMT          T. ROWE PRICE        VAN ECK          EMERGING
          MFS(R)             MID-CAP           EQUITY           WORLDWIDE          MARKETS
    UTILITIES SERIES--      GROWTH--           INCOME             HARD            EQUITY--
      INITIAL CLASS          CLASS I          PORTFOLIO          ASSETS            CLASS I
    ------------------------------------------------------------------------------------------
        $  3,960,340      $  8,197,767      $211,108,484      $ 47,952,549       $48,468,631

              14,098            28,544           687,066           153,393           161,305
                 739             1,750            59,415             9,834            16,370
        ------------      ------------      ------------      ------------       -----------
        $  3,945,503      $  8,167,473      $210,362,003      $ 47,789,322       $48,290,956
        ============      ============      ============      ============       ===========
        $  1,791,903      $  3,794,985      $144,310,514      $ 19,772,639       $39,054,888
              23,186            58,995         1,477,880           292,393           163,869
           1,955,068         3,531,381        50,653,136        16,224,345         7,049,889
             131,694           672,156        13,286,083         7,059,389         1,965,315
              43,652           109,956           634,390           371,135            56,995
                  --                --                --         4,069,421                --
        ------------      ------------      ------------      ------------       -----------
        $  3,945,503      $  8,167,473      $210,362,003      $ 47,789,322       $48,290,956
        ============      ============      ============      ============       ===========
        $      11.57      $       9.73      $      13.88      $      15.55       $     12.70
        ============      ============      ============      ============       ===========
        $      13.61      $      10.02      $      13.24      $      15.41       $      9.15
        ============      ============      ============      ============       ===========
        $      10.87      $      10.08      $      12.95      $      15.61       $     10.63
        ============      ============      ============      ============       ===========
        $      17.50      $      14.01      $      11.51      $      14.71       $     14.10
        ============      ============      ============      ============       ===========
        $      15.62      $      13.53      $      11.68      $      18.55       $     18.07
        ============      ============      ============      ============       ===========
        $         --      $         --      $         --      $      16.35       $        --
        ============      ============      ============      ============       ===========
        $  2,950,456      $  6,809,179      $178,026,989      $ 37,665,181       $37,268,210
        ============      ============      ============      ============       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004


                                                                MAINSTAY VP
                                             MAINSTAY VP          CAPITAL         MAINSTAY VP       MAINSTAY VP
                                                BOND--         APPRECIATION--    COMMON STOCK--    CONVERTIBLE--
                                            SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                           ----------------------------------------------------------------------
ASSETS:
  Investment at net asset value..........    $54,580,678        $43,499,848       $30,637,959       $67,956,533

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
    Mortality and expense risk charges...        188,640            152,543           104,602           231,944
    Administrative charges...............          9,818              7,414             5,809            12,416
                                             -----------        -----------       -----------       -----------
      Total net assets...................    $54,382,220        $43,339,891       $30,527,548       $67,712,173
                                             ===========        ===========       ===========       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies....................    $ 7,474,420        $ 7,459,016       $ 4,809,647       $10,142,224
    Series II Policies...................          5,223              6,057                --            23,702
    Series III Policies..................     19,602,837         16,080,822        10,273,852        23,423,826
    Series IV Policies...................     16,738,101         10,571,112        10,069,951        20,014,251
    Series V Policies....................      1,361,662            428,733           213,230         1,466,426
    Series VI Policies...................      9,199,977          8,794,151         5,160,868        12,641,744
                                             -----------        -----------       -----------       -----------
      Total net assets...................    $54,382,220        $43,339,891       $30,527,548       $67,712,173
                                             ===========        ===========       ===========       ===========
    Series I variable accumulation unit
      value..............................    $     10.15        $     11.42       $     12.44       $     11.48
                                             ===========        ===========       ===========       ===========
    Series II variable accumulation unit
      value..............................    $     10.02        $     10.31       $     10.00       $     10.11
                                             ===========        ===========       ===========       ===========
    Series III variable accumulation unit
      value..............................    $     10.12        $     11.52       $     12.34       $     11.49
                                             ===========        ===========       ===========       ===========
    Series IV variable accumulation unit
      value..............................    $     10.15        $     11.41       $     12.43       $     11.41
                                             ===========        ===========       ===========       ===========
    Series V variable accumulation unit
      value..............................    $     10.02        $     11.20       $     12.29       $     11.34
                                             ===========        ===========       ===========       ===========
    Series VI variable accumulation unit
      value..............................    $     10.09        $     11.36       $     12.37       $     11.28
                                             ===========        ===========       ===========       ===========
Identified Cost of Investment............    $56,354,186        $41,076,227       $27,826,548       $64,876,808
                                             ===========        ===========       ===========       ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                         MAINSTAY VP
                          HIGH YIELD        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP         CORPORATE        INTERNATIONAL         MID CAP            MID CAP            MID CAP
      GOVERNMENT--          BOND--            EQUITY--            CORE--            GROWTH--           VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
      $35,848,913        $254,708,199       $44,926,428        $37,696,567        $61,004,366        $71,726,052

          120,968             850,041           149,149            124,611            207,493            233,196
            6,898              45,536             7,684              6,396             10,545             11,160
      -----------        ------------       -----------        -----------        -----------        -----------
      $35,721,047        $253,812,622       $44,769,595        $37,565,560        $60,786,328        $71,481,696
      ===========        ============       ===========        ===========        ===========        ===========
      $ 6,080,119        $ 33,433,962       $ 5,974,844        $ 5,875,735        $ 9,510,434        $ 9,219,891
            4,660              63,992             7,609             11,387              5,468             34,110
       12,874,507          94,870,877        16,793,257         13,092,046         21,257,083         25,829,800
       11,256,139          76,786,174        13,747,642         10,128,229         17,454,491         21,167,558
          705,706           8,737,445           684,423            655,817            853,909            832,677
        4,799,916          39,920,172         7,561,820          7,802,346         11,704,943         14,397,660
      -----------        ------------       -----------        -----------        -----------        -----------
      $35,721,047        $253,812,622       $44,769,595        $37,565,560        $60,786,328        $71,481,696
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.91        $      12.65       $     13.55        $     14.19        $     14.56        $     13.41
      ===========        ============       ===========        ===========        ===========        ===========
      $     10.01        $      10.18       $     10.19        $     10.19        $     10.24        $     10.29
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.83        $      12.56       $     13.30        $     14.06        $     14.23        $     13.52
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.91        $      12.71       $     13.38        $     14.09        $     14.26        $     13.40
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.85        $      12.54       $     12.96        $     14.09        $     13.94        $     13.25
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.85        $      12.58       $     13.08        $     13.94        $     14.48        $     13.33
      ===========        ============       ===========        ===========        ===========        ===========
      $36,765,835        $250,871,542       $39,258,139        $32,648,793        $50,931,023        $63,292,823
      ===========        ============       ===========        ===========        ===========        ===========


       MAINSTAY VP
         S&P 500
         INDEX--
      SERVICE CLASS
     ----------------
       $133,283,232
            444,532
             24,087
       ------------
       $132,814,613
       ============
       $ 20,963,803
             16,330
         51,775,376
         38,290,446
          2,782,384
         18,986,274
       ------------
       $132,814,613
       ============
       $      12.24
       ============
       $      10.25
       ============
       $      12.15
       ============
       $      12.23
       ============
       $      12.16
       ============
       $      12.17
       ============
       $122,598,429
       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                                                                        MAINSTAY VP
                                                                                                          AMERICAN
                                               MAINSTAY VP        MAINSTAY VP                             CENTURY
                                                SMALL CAP            TOTAL           MAINSTAY VP          INCOME &
                                                 GROWTH--           RETURN--           VALUE--            GROWTH--
                                              SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                             --------------------------------------------------------------------
ASSETS:
  Investment at net asset value............    $49,499,869        $34,331,434        $50,768,128        $16,769,418

LIABILITIES:
  Liability to New York Life Insurance and
  Annuity Corporation for:
    Mortality and expense risk charges.....        171,232            121,273            173,198             52,404
    Administrative charges.................          8,805              5,846              8,716              2,920
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $49,319,832        $34,204,315        $50,586,214        $16,714,094
                                               ===========        ===========        ===========        ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies......................    $ 7,814,539        $ 5,621,633        $ 8,002,696        $ 2,449,943
    Series II Policies.....................          6,136                607              5,752             13,195
    Series III Policies....................     16,734,051         13,523,645         19,389,133          5,324,376
    Series IV Policies.....................     14,487,100          8,501,540         14,110,677          5,136,050
    Series V Policies......................        634,748            486,592            544,189            291,855
    Series VI Policies.....................      9,643,258          6,070,298          8,533,767          3,498,675
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $49,319,832        $34,204,315        $50,586,214        $16,714,094
                                               ===========        ===========        ===========        ===========
    Series I variable accumulation unit
      value................................    $     13.17        $     11.23        $     12.64        $     12.27
                                               ===========        ===========        ===========        ===========
    Series II variable accumulation unit
      value................................    $     10.30        $     10.11        $     10.21        $     10.14
                                               ===========        ===========        ===========        ===========
    Series III variable accumulation unit
      value................................    $     13.23        $     11.19        $     12.54        $     12.59
                                               ===========        ===========        ===========        ===========
    Series IV variable accumulation unit
      value................................    $     12.91        $     11.35        $     12.82        $     12.53
                                               ===========        ===========        ===========        ===========
    Series V variable accumulation unit
      value................................    $     12.54        $     11.01        $     12.51        $     12.35
                                               ===========        ===========        ===========        ===========
    Series VI variable accumulation unit
      value................................    $     13.10        $     11.01        $     12.57        $     12.40
                                               ===========        ===========        ===========        ===========
Identified Cost of Investment..............    $44,566,377        $32,901,093        $46,310,669        $15,421,002
                                               ===========        ===========        ===========        ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
        DREYFUS          EAGLE ASSET            LORD              ALGER             COLONIAL
         LARGE            MANAGEMENT           ABBETT            AMERICAN           SMALL CAP          DREYFUS IP
        COMPANY             GROWTH           DEVELOPING           SMALL            VALUE FUND,         TECHNOLOGY
        VALUE--            EQUITY--           GROWTH--       CAPITALIZATION--   VARIABLE SERIES--       GROWTH--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      CLASS S SHARES         CLASS B         SERVICE SHARES
    ----------------------------------------------------------------------------------------------------------------
      $19,924,924        $16,573,959        $13,480,037        $18,361,986         $1,550,211         $19,522,842

           70,890             60,318             47,148             61,514              1,128              69,883
            3,659              2,914              2,540              3,498                 81               3,759
      -----------        -----------        -----------        -----------         ----------         -----------
      $19,850,375        $16,510,727        $13,430,349        $18,296,974         $1,549,002         $19,449,200
      ===========        ===========        ===========        ===========         ==========         ===========
      $ 3,118,581        $ 2,040,612        $ 1,949,412        $ 2,923,304         $  521,278         $ 3,225,220
               --                 --              3,274              6,738              6,647                  --
        6,678,377          6,358,074          4,769,292          6,285,972            304,232           7,183,608
        5,698,833          5,116,356          4,310,273          5,992,850            431,165           5,905,012
          550,546            272,285            170,413            240,515                 --             207,883
        3,804,038          2,723,400          2,227,685          2,847,595            285,680           2,927,477
      -----------        -----------        -----------        -----------         ----------         -----------
      $19,850,375        $16,510,727        $13,430,349        $18,296,974         $1,549,002         $19,449,200
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.40        $     10.67        $     12.11        $     13.95         $    10.61         $     11.63
      ===========        ===========        ===========        ===========         ==========         ===========
      $     10.00        $     10.00        $     10.00        $     10.41         $    10.26         $     10.00
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.34        $     10.63        $     11.92        $     13.90         $    10.57         $     11.52
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.37        $     10.65        $     12.09        $     13.88         $    10.54         $     11.54
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.22        $     10.30        $     11.83        $     13.65         $    10.00         $     11.45
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.32        $     10.59        $     12.21        $     13.88         $    10.54         $     11.48
      ===========        ===========        ===========        ===========         ==========         ===========
      $18,238,719        $16,279,462        $12,535,299        $16,220,760         $1,549,163         $18,975,713
      ===========        ===========        ===========        ===========         ==========         ===========


       FIDELITY(R)
           VIP
     CONTRAFUND(R)--
     SERVICE CLASS 2
     ----------------
       $86,704,409
           284,298
            15,306
       -----------
       $86,404,805
       ===========
       $12,675,104
            29,775
        29,756,253
        26,881,188
         1,799,674
        15,262,811
       -----------
       $86,404,805
       ===========
       $     13.27
       ===========
       $     10.26
       ===========
       $     13.13
       ===========
       $     13.41
       ===========
       $     12.97
       ===========
       $     13.00
       ===========
       $76,665,234
       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                                                                        JANUS ASPEN
                                               FIDELITY(R)        FIDELITY(R)        JANUS ASPEN           SERIES
                                                   VIP                VIP               SERIES           WORLDWIDE
                                             EQUITY-INCOME--       MID CAP--          BALANCED--          GROWTH--
                                             SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES     SERVICE SHARES
                                             -------------------------------------------------------------------------
ASSETS:
  Investment at net asset value............    $69,395,943        $74,384,545        $65,292,685        $20,398,588

LIABILITIES:
  Liability to New York Life Insurance and
  Annuity Corporation for:
    Mortality and expense risk charges.....        226,830            218,490            225,836             71,019
    Administrative charges.................         12,356             14,450             12,799              3,971
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $69,156,757        $74,151,605        $65,054,050        $20,323,598
                                               ===========        ===========        ===========        ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies......................    $10,242,549        $28,222,317        $10,377,766        $ 3,532,632
    Series II Policies.....................         10,084             87,621              8,688                 --
    Series III Policies....................     23,055,297         21,171,753         21,339,625          7,463,298
    Series IV Policies.....................     19,398,574         14,301,447         20,968,135          6,067,491
    Series V Policies......................      2,304,579          1,071,111          1,132,076            380,357
    Series VI Policies.....................     14,145,674          9,297,356         11,227,760          2,879,820
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $69,156,757        $74,151,605        $65,054,050        $20,323,598
                                               ===========        ===========        ===========        ===========
    Series I variable accumulation unit
      value................................    $     12.64        $     13.85        $     11.23        $     11.88
                                               ===========        ===========        ===========        ===========
    Series II variable accumulation unit
      value................................    $     10.16        $     12.48        $     10.23        $     10.00
                                               ===========        ===========        ===========        ===========
    Series III variable accumulation unit
      value................................    $     12.45        $     13.78        $     11.26        $     11.78
                                               ===========        ===========        ===========        ===========
    Series IV variable accumulation unit
      value................................    $     12.58        $     14.02        $     11.22        $     11.79
                                               ===========        ===========        ===========        ===========
    Series V variable accumulation unit
      value................................    $     12.60        $     13.18        $     11.16        $     11.61
                                               ===========        ===========        ===========        ===========
    Series VI variable accumulation unit
      value................................    $     12.51        $     14.00        $     11.18        $     11.54
                                               ===========        ===========        ===========        ===========
Identified Cost of Investment..............    $62,738,671        $64,001,028        $61,360,045        $19,202,651
                                               ===========        ===========        ===========        ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                  NEUBERGER                             VAN KAMPEN
         MFS(R)                                                     BERMAN                                 UIF
       INVESTORS            MFS(R)                                   AMT           T. ROWE PRICE         EMERGING
         TRUST             RESEARCH             MFS(R)             MID-CAP             EQUITY            MARKETS
        SERIES--           SERIES--       UTILITIES SERIES--       GROWTH--            INCOME            EQUITY--
     SERVICE CLASS      SERVICE CLASS       SERVICE CLASS          CLASS S         PORTFOLIO--II         CLASS II
    -----------------------------------------------------------------------------------------------------------------
       $3,635,846         $5,049,994         $40,013,522          $5,803,987        $79,844,265        $14,273,632

           12,301             16,840              92,998              18,804            260,590             47,182
              784                976               5,758               1,106             13,847              2,611
       ----------         ----------         -----------          ----------        -----------        -----------
       $3,622,761         $5,032,178         $39,914,766          $5,784,077        $79,569,828        $14,223,839
       ==========         ==========         ===========          ==========        ===========        ===========
       $  832,925         $  930,337         $15,141,129          $1,365,497        $ 9,680,254        $ 2,225,093
               --                 --             153,503               1,658             16,105              1,392
          873,604          1,616,044          11,128,528           1,634,821         26,790,699          4,867,091
        1,094,944          1,604,411           6,513,284           1,504,784         24,617,569          4,745,011
           38,556             25,727             417,079             307,294          2,965,791             72,974
          782,732            855,659           6,561,243             970,023         15,499,410          2,312,278
       ----------         ----------         -----------          ----------        -----------        -----------
       $3,622,761         $5,032,178         $39,914,766          $5,784,077        $79,569,828        $14,223,839
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.91         $    12.56         $     13.86          $    12.48        $     12.66        $     16.63
       ==========         ==========         ===========          ==========        ===========        ===========
       $    10.00         $    10.00         $     12.45          $    10.67        $     10.33        $     10.67
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.96         $    12.45         $     14.58          $    12.54        $     12.59        $     15.98
       ==========         ==========         ===========          ==========        ===========        ===========
       $    12.02         $    12.25         $     14.67          $    12.95        $     12.68        $     16.55
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.91         $    12.54         $     14.66          $    12.67        $     12.53        $     12.76
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.88         $    12.64         $     14.54          $    12.69        $     12.57        $     16.01
       ==========         ==========         ===========          ==========        ===========        ===========
       $3,265,182         $4,429,212         $35,986,117          $5,178,534        $72,695,199        $12,169,332
       ==========         ==========         ===========          ==========        ===========        ===========


         VICTORY
     VIF DIVERSIFIED
         STOCK--
      CLASS A SHARES
    -----------------------------------------------------------------------------------------------------------------   ------------
----
        $5,872,148
            15,555
             1,124
        ----------
        $5,855,469
        ==========
        $2,060,765
                --
         1,175,768
         1,599,483
            12,647
         1,006,806
        ----------
        $5,855,469
        ==========
        $    11.19
        ==========
        $    10.00
        ==========
        $    11.08
        ==========
        $    10.90
        ==========
        $    10.85
        ==========
        $    11.06
        ==========
        $5,554,744
        ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2004

                                                                                MAINSTAY VP
                                                            MAINSTAY VP           CAPITAL           MAINSTAY VP
                                                              BOND--          APPRECIATION--           CASH
                                                           INITIAL CLASS       INITIAL CLASS        MANAGEMENT
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $  8,419,121        $    908,808        $   1,943,203
  Mortality and expense risk charges...................      (3,371,472)         (4,906,027)          (3,128,740)
  Administrative charges...............................        (297,138)           (555,025)            (273,248)
                                                           ------------        ------------        -------------
      Net investment income (loss).....................       4,750,511          (4,552,244)          (1,458,785)
                                                           ------------        ------------        -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................      60,025,436          60,339,460          201,750,722
  Cost of investments sold.............................     (57,604,247)        (92,382,684)        (201,758,561)
                                                           ------------        ------------        -------------
      Net realized gain (loss) on investments..........       2,421,189         (32,043,224)              (7,839)
  Realized gain distribution received..................       2,530,840                  --                   --
  Change in unrealized appreciation (depreciation) on
    investments........................................      (3,418,356)         45,162,339                2,072
                                                           ------------        ------------        -------------
      Net gain (loss) on investments...................       1,533,673          13,119,115               (5,767)
                                                           ------------        ------------        -------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $  6,284,184        $  8,566,871        $  (1,464,552)
                                                           ============        ============        =============


                                                            MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
                                                              MID CAP             S&P 500            SMALL CAP
                                                              VALUE--             INDEX--            GROWTH--
                                                           INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $  1,115,808        $  9,466,136        $          --
  Mortality and expense risk charges...................      (1,631,817)         (8,037,709)            (912,992)
  Administrative charges...............................        (133,348)           (835,640)             (76,717)
                                                           ------------        ------------        -------------
      Net investment income (loss).....................        (649,357)            592,787             (989,709)
                                                           ------------        ------------        -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................       5,775,614          70,550,155            8,845,580
  Cost of investments sold.............................      (5,099,997)        (71,627,428)          (7,212,218)
                                                           ------------        ------------        -------------
      Net realized gain (loss) on investments..........         675,617          (1,077,273)           1,633,362
  Realized gain distribution received..................       1,246,854                  --                   --
  Change in unrealized appreciation (depreciation) on
    investments........................................      17,701,449          53,483,871            4,351,673
                                                           ------------        ------------        -------------
      Net gain (loss) on investments...................      19,623,920          52,406,598            5,985,035
                                                           ------------        ------------        -------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $ 18,974,563        $ 52,999,385        $   4,995,326
                                                           ============        ============        =============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                     MAINSTAY VP
     MAINSTAY VP                                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
       COMMON        MAINSTAY VP     MAINSTAY VP      CORPORATE     INTERNATIONAL      MID CAP          MID CAP
       STOCK--      CONVERTIBLE--   GOVERNMENT--       BOND--         EQUITY--         CORE--           GROWTH--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------
    $  4,207,281    $  4,157,928    $  7,876,599    $ 53,205,112    $    639,230     $   266,799      $         --
      (3,974,835)     (2,959,601)     (2,843,292)     (9,923,413)       (789,444)       (644,325)         (964,556)
        (425,546)       (280,201)       (245,991)       (973,013)        (71,414)        (53,491)          (79,936)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
        (193,100)        918,126       4,787,316      42,308,686        (221,628)       (431,017)       (1,044,492)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      41,184,591      33,765,785      79,653,038     138,660,745       9,337,305       3,704,219        10,548,981
     (54,073,453)    (38,381,226)    (79,601,343)   (149,967,637)     (7,917,742)     (2,984,272)       (9,092,176)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
     (12,888,862)     (4,615,441)         51,695     (11,306,892)      1,419,563         719,947         1,456,805
              --              --              --              --              --       1,246,778                --
      40,339,057      12,994,494        (895,837)     48,866,587       8,352,821       8,003,511        13,683,264
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      27,450,195       8,379,053        (844,142)     37,559,695       9,772,384       9,970,236        15,140,069
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
    $ 27,257,095    $  9,297,179    $  3,943,174    $ 79,868,381    $  9,550,756     $ 9,539,219      $ 14,095,577
    ============    ============    ============    =============   ============     ===========      ============

                                     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                      AMERICAN         DREYFUS       EAGLE ASSET        LORD             ALGER
     MAINSTAY VP                       CENTURY          LARGE        MANAGEMENT        ABBETT           AMERICAN
        TOTAL        MAINSTAY VP       INCOME          COMPANY         GROWTH        DEVELOPING          SMALL
      RETURN--         VALUE--       & GROWTH--        VALUE--        EQUITY--        GROWTH--      CAPITALIZATION--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------
    $  4,143,941    $  2,832,912    $    955,374    $    506,725    $    216,744     $        --      $         --
      (3,250,113)     (3,270,542)       (716,988)       (705,821)     (1,345,398)       (415,664)         (984,836)
        (353,355)       (325,714)        (71,558)        (61,226)       (138,212)        (39,660)          (98,626)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
         540,473        (763,344)        166,828        (260,322)     (1,266,866)       (455,324)       (1,083,462)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      37,935,452      28,109,187       6,757,412       8,117,868      20,628,690       6,610,410        11,692,733
     (40,878,587)    (29,562,209)     (6,949,284)     (8,113,395)    (34,272,760)     (7,753,004)      (10,590,717)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      (2,943,135)     (1,453,022)       (191,872)          4,473     (13,644,070)     (1,142,594)        1,102,016
              --              --              --              --              --              --                --
      13,900,293      25,508,177       5,821,819       5,051,499       9,803,326       2,701,305        10,278,565
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      10,957,158      24,055,155       5,629,947       5,055,972      (3,840,744)      1,558,711        11,380,581
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
    $ 11,497,631    $ 23,291,811    $  5,796,775    $  4,795,650    $ (5,107,610)    $ 1,103,387      $ 10,297,119
    ============    ============    ============    =============   ============     ===========      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004


                                                                AMSOUTH         AMSOUTH         AMSOUTH
                                                                ENHANCED     INTERNATIONAL     LARGE CAP
                                                              MARKET FUND     EQUITY FUND        FUND
                                                              --------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $    27,444     $        --     $    14,704
  Mortality and expense risk charges........................      (46,153)         (9,443)        (68,689)
  Administrative charges....................................           --              --              --
                                                              ------------    -----------     -----------
      Net investment income (loss)..........................      (18,709)         (9,443)        (53,985)
                                                              ------------    -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      451,746          71,515         690,866
  Cost of investments sold..................................     (440,857)        (52,954)       (684,707)
                                                              ------------    -----------     -----------
      Net realized gain (loss) on investments...............       10,889          18,561           6,159
  Realized gain distribution received.......................           --              --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      242,581         129,837         202,593
                                                              ------------    -----------     -----------
      Net gain (loss) on investments........................      253,470         148,398         208,752
                                                              ------------    -----------     -----------
        Net increase (decrease) in net assets resulting from
          operations........................................  $   234,761     $   138,955     $   154,767
                                                              ============    ===========     ===========

                                                               JANUS ASPEN
                                                                 SERIES          MFS(R)
                                                                WORLDWIDE       INVESTORS        MFS(R)
                                                                GROWTH--          TRUST         RESEARCH
                                                              INSTITUTIONAL     SERIES--        SERIES--
                                                                 SHARES       INITIAL CLASS   INITIAL CLASS
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $  2,643,918     $   198,504     $   442,923
  Mortality and expense risk charges........................    (3,410,613)       (413,160)       (532,683)
  Administrative charges....................................      (385,161)        (38,484)        (52,848)
                                                              ------------     -----------     -----------
      Net investment income (loss)..........................    (1,151,856)       (253,140)       (142,608)
                                                              ------------     -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................    53,951,975       4,462,907       6,149,117
  Cost of investments sold..................................   (72,295,788)     (5,151,861)     (9,811,541)
                                                              ------------     -----------     -----------
      Net realized gain (loss) on investments...............   (18,343,813)       (688,954)     (3,662,424)
  Realized gain distribution received.......................            --              --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    26,904,789       3,857,911       9,204,880
                                                              ------------     -----------     -----------
      Net gain (loss) on investments........................     8,560,976       3,168,957       5,542,456
                                                              ------------     -----------     -----------
        Net increase (decrease) in net assets resulting from
          operations........................................  $  7,409,120     $ 2,915,817     $ 5,399,848
                                                              ============     ===========     ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                   DREYFUS IP                       FIDELITY(R)     JANUS ASPEN
                                   TECHNOLOGY      FIDELITY(R)          VIP           SERIES
       AMSOUTH        CALVERT       GROWTH--           VIP            EQUITY-       BALANCED--
       MID CAP        SOCIAL        INITIAL      CONTRAFUND(R)--     INCOME--      INSTITUTIONAL
        FUND         BALANCED        SHARES       INITIAL CLASS    INITIAL CLASS      SHARES
    --------------------------------------------------------------------------------------------
      $      --     $  782,358    $        --     $  1,202,474     $  3,532,553    $  13,420,308
        (26,687)      (581,865)      (402,834)      (4,615,638)      (3,003,612)      (7,875,774)
             --        (50,875)       (31,160)        (477,693)        (291,994)        (821,580)
      ---------     -----------   ------------    ------------     ------------    -------------
        (26,687)       149,618       (433,994)      (3,890,857)         236,947        4,722,954
      ---------     -----------   ------------    ------------     ------------    -------------
        180,217      4,202,841     11,800,802       27,637,362       22,891,138       99,408,322
       (182,837)    (4,875,964)    (9,964,015)     (24,137,660)     (23,250,892)    (103,882,663)
      ---------     -----------   ------------    ------------     ------------    -------------
         (2,620)      (673,123)     1,836,787        3,499,702         (359,754)      (4,474,341)
             --             --             --               --          843,888               --
        257,002      3,444,066     (2,247,143)      47,628,975       21,258,222       40,046,366
      ---------     -----------   ------------    ------------     ------------    -------------
        254,382      2,770,943       (410,356)      51,128,677       21,742,356       35,572,025
      ---------     -----------   ------------    ------------     ------------    -------------
      $ 227,695     $2,920,561    $  (844,350)    $ 47,237,820     $ 21,979,303    $  40,294,979
      =========     ===========   ============    ============     ============    =============

                     NEUBERGER                                    VAN KAMPEN
                      BERMAN        T. ROWE                          UIF
       MFS(R)           AMT          PRICE          VAN ECK        EMERGING
      UTILITIES       MID-CAP        EQUITY        WORLDWIDE       MARKETS
      SERIES--       GROWTH--        INCOME          HARD          EQUITY--
    INITIAL CLASS     CLASS I      PORTFOLIO        ASSETS         CLASS I
    -------------------------------------------------------------------------
      $  37,267     $       --    $ 2,979,753    $     80,445    $   289,609
        (40,201)      (108,695)    (2,486,124)       (408,673)      (557,060)
         (2,044)        (6,894)      (214,451)        (27,327)       (56,138)
      ---------     -----------   ------------   ------------    ------------
         (4,978)      (115,589)       279,178        (355,555)      (323,589)
      ---------     -----------   ------------   ------------    ------------
        566,245      3,442,864     12,452,488       3,185,060     10,547,382
       (389,607)    (2,889,387)   (10,862,478)     (2,293,604)   (12,785,089)
      ---------     -----------   ------------   ------------    ------------
        176,638        553,477      1,590,010         891,456     (2,237,707)
             --             --      4,468,125              --             --
        618,262        547,732     17,740,392       6,253,833     10,682,534
      ---------     -----------   ------------   ------------    ------------
        794,900      1,101,209     23,798,527       7,145,289      8,444,827
      ---------     -----------   ------------   ------------    ------------
      $ 789,922     $  985,620    $24,077,705    $  6,789,734    $ 8,121,238
      =========     ===========   ============   ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004

                                                                                MAINSTAY VP         MAINSTAY VP
                                                           MAINSTAY VP            CAPITAL              COMMON
                                                              BOND--          APPRECIATION--          STOCK--
                                                         SERVICE CLASS(A)    SERVICE CLASS(A)     SERVICE CLASS(A)
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $ 1,846,068          $    31,477         $   355,582
  Mortality and expense risk charges...................       (553,618)            (445,516)           (306,602)
  Administrative charges...............................        (29,022)             (22,366)            (17,363)
                                                           -----------          -----------         -----------
      Net investment income (loss).....................      1,263,428             (436,405)             31,617
                                                           -----------          -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................      2,305,539            1,877,573             848,978
  Cost of investments sold.............................     (2,426,180)          (1,739,033)           (744,588)
                                                           -----------          -----------         -----------
      Net realized gain (loss) on investments..........       (120,641)             138,540             104,390
  Realized gain distribution received..................        583,451                   --                  --
  Change in unrealized appreciation (depreciation) on
    investments........................................       (806,292)           1,516,420           2,151,066
                                                           -----------          -----------         -----------
      Net gain (loss) on investments...................       (343,482)           1,654,960           2,255,456
                                                           -----------          -----------         -----------
        Net increase (decrease) in net assets resulting
          from operations..............................    $   919,946          $ 1,218,555         $ 2,287,073
                                                           ===========          ===========         ===========


                                                           MAINSTAY VP          MAINSTAY VP
                                                             S&P 500             SMALL CAP          MAINSTAY VP
                                                             INDEX--             GROWTH--          TOTAL RETURN--
                                                         SERVICE CLASS(A)    SERVICE CLASS(A)     SERVICE CLASS(A)
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $ 1,766,946          $        --         $   514,872
  Mortality and expense risk charges...................     (1,227,384)            (463,186)           (362,263)
  Administrative charges...............................        (67,881)             (24,020)            (17,427)
                                                           -----------          -----------         -----------
      Net investment income (loss).....................        471,681             (487,206)            135,182
                                                           -----------          -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................      2,338,257            2,068,974           2,119,282
  Cost of investments sold.............................     (2,065,739)          (1,856,679)         (1,964,676)
                                                           -----------          -----------         -----------
      Net realized gain (loss) on investments..........        272,518              212,295             154,606
  Realized gain distribution received..................             --                   --                  --
  Change in unrealized appreciation (depreciation) on
    investments........................................      8,340,201            4,008,944           1,111,906
                                                           -----------          -----------         -----------
      Net gain (loss) on investments...................      8,612,719            4,221,239           1,266,512
                                                           -----------          -----------         -----------
        Net increase (decrease) in net assets resulting
          from operations..............................    $ 9,084,400          $ 3,734,033         $ 1,401,694
                                                           ===========          ===========         ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(a) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(b) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                             MAINSTAY VP
                                              HIGH YIELD        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
       MAINSTAY VP        MAINSTAY VP         CORPORATE        INTERNATIONAL         MID CAP            MID CAP
      CONVERTIBLE--       GOVERNMENT--          BOND--            EQUITY--            CORE--            GROWTH--
     SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)
     ---------------------------------------------------------------------------------------------------------------
       $ 1,167,062        $ 1,414,110        $16,378,295        $   328,836         $  113,773        $        --
          (676,421)          (368,042)        (2,336,506)          (353,494)          (315,196)          (547,405)
           (36,930)           (21,158)          (128,156)           (18,458)           (16,369)           (28,159)
       -----------        -----------        -----------        -----------         ----------        -----------
           453,711          1,024,910         13,913,633            (43,116)          (217,792)          (575,564)
       -----------        -----------        -----------        -----------         ----------        -----------
         2,497,829          4,924,897          5,780,632            597,144            652,926          4,408,327
        (2,316,191)        (5,053,000)        (5,418,799)          (501,898)          (532,141)        (3,730,757)
       -----------        -----------        -----------        -----------         ----------        -----------
           181,638           (128,103)           361,833             95,246            120,785            677,570
                --                 --                 --                 --            774,026                 --
         2,142,049           (455,402)         4,263,691          4,938,118          4,387,762          9,017,157
       -----------        -----------        -----------        -----------         ----------        -----------
         2,323,687           (583,505)         4,625,524          5,033,364          5,282,573          9,694,727
       -----------        -----------        -----------        -----------         ----------        -----------
       $ 2,777,398        $   441,405        $18,539,157        $ 4,990,248         $5,064,781        $ 9,119,163
       ===========        ===========        ===========        ===========         ==========        ===========


       MAINSTAY VP
         MID CAP
         VALUE--
     SERVICE CLASS(A)
     ----------------
        $  451,815
          (596,771)
           (28,987)
        ----------
          (173,943)
        ----------
           741,200
          (601,185)
        ----------
           140,015
           614,383
         7,035,664
        ----------
         7,790,062
        ----------
        $7,616,119
        ==========

                          MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP           ALGER
                            AMERICAN           DREYFUS          EAGLE ASSET            LORD             AMERICAN
                            CENTURY             LARGE            MANAGEMENT           ABBETT             SMALL
       MAINSTAY VP          INCOME &           COMPANY             GROWTH           DEVELOPING      CAPITALIZATION--
         VALUE--            GROWTH--           VALUE--            EQUITY--           GROWTH--           CLASS S
     SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)      SHARES(A)
     ---------------------------------------------------------------------------------------------------------------
       $   470,272        $   250,457        $   149,783        $     6,285         $       --        $        --
          (488,365)          (134,967)          (206,595)          (187,864)          (130,402)          (156,738)
           (25,428)            (7,429)           (10,583)            (8,984)            (6,959)            (8,989)
       -----------        -----------        -----------        -----------         ----------        -----------
           (43,521)           108,061            (67,395)          (190,563)          (137,361)          (165,727)
       -----------        -----------        -----------        -----------         ----------        -----------
         2,103,507            633,478          1,901,754          1,966,086            787,083            706,323
        (1,794,032)          (547,386)        (1,659,787)        (1,949,329)          (713,403)          (587,576)
       -----------        -----------        -----------        -----------         ----------        -----------
           309,475             86,092            241,967             16,757             73,680            118,747
                --                 --                 --                 --                 --                 --
         3,379,065          1,079,250          1,279,898           (106,780)           782,042          1,876,029
       -----------        -----------        -----------        -----------         ----------        -----------
         3,688,540          1,165,342          1,521,865            (90,023)           855,722          1,994,776
       -----------        -----------        -----------        -----------         ----------        -----------
       $ 3,645,019        $ 1,273,403        $ 1,454,470        $  (280,586)        $  718,361        $ 1,829,049
       ===========        ===========        ===========        ===========         ==========        ===========

         COLONIAL
        SMALL CAP
       VALUE FUND,
         VARIABLE
         SERIES--
        CLASS B(B)
     ----------------
        $    4,222
            (1,109)
               (80)
        ----------
             3,033
        ----------
            23,480
           (23,277)
        ----------
               203
            27,573
             1,048
        ----------
            28,824
        ----------
        $   31,857
        ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004

                                                    DREYFUS IP                                FIDELITY(R) VIP
                                                    TECHNOLOGY          FIDELITY(R) VIP           EQUITY-
                                                     GROWTH--           CONTRAFUND(R)--          INCOME--
                                                 SERVICE SHARES(A)    SERVICE CLASS 2(A)    SERVICE CLASS 2(A)
                                                ---------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.............................      $        --           $    55,218           $  322,228
  Mortality and expense risk charges..........         (215,648)             (725,692)            (609,193)
  Administrative charges......................          (11,328)              (39,052)             (33,692)
                                                    -----------           -----------           ----------
      Net investment income (loss)............         (226,976)             (709,526)            (320,657)
                                                    -----------           -----------           ----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...........        1,903,281               669,520            1,148,191
  Cost of investments sold....................       (1,789,298)             (556,450)            (990,233)
                                                    -----------           -----------           ----------
      Net realized gain (loss) on
        investments...........................          113,983               113,070              157,958
  Realized gain distribution received.........               --                    --               83,974
  Change in unrealized appreciation
    (depreciation) on investments.............           80,024             8,705,990            5,156,865
                                                    -----------           -----------           ----------
      Net gain (loss) on investments..........          194,007             8,819,060            5,398,797
                                                    -----------           -----------           ----------
        Net increase (decrease) in net assets
          resulting from operations...........      $   (32,969)          $ 8,109,534           $5,078,140
                                                    ===========           ===========           ==========

                                                   T. ROWE PRICE          VAN KAMPEN
                                                      EQUITY             UIF EMERGING           VICTORY VIF
                                                      INCOME           MARKETS EQUITY--     DIVERSIFIED STOCK--
                                                 PORTFOLIO--II(A)         CLASS II(A)        CLASS A SHARES(D)
                                                ---------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.............................      $   737,291           $    56,753           $   28,855
  Mortality and expense risk charges..........         (667,038)             (116,413)             (23,676)
  Administrative charges......................          (36,387)               (6,196)              (1,686)
                                                    -----------           -----------           ----------
      Net investment income (loss)............           33,866               (65,856)               3,493
                                                    -----------           -----------           ----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...........        1,117,688             3,088,847              399,459
  Cost of investments sold....................       (1,247,027)           (2,885,941)            (381,432)
                                                    -----------           -----------           ----------
      Net realized gain (loss) on
        investments...........................         (129,339)              202,906               18,027
  Realized gain distribution received.........        1,456,677                    --                   --
  Change in unrealized appreciation
    (depreciation) on investments.............        5,825,328             1,869,318              317,404
                                                    -----------           -----------           ----------
      Net gain (loss) on investments..........        7,152,666             2,072,224              335,431
                                                    -----------           -----------           ----------
        Net increase (decrease) in net assets
          resulting from operations...........      $ 7,186,532           $ 2,006,368           $  338,924
                                                    ===========           ===========           ==========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(a) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(c) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(d) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                             JANUS ASPEN           MFS(R)
      FIDELITY(R)        JANUS ASPEN           SERIES             INVESTORS            MFS(R)              MFS(R)
          VIP              SERIES             WORLDWIDE             TRUST             RESEARCH            UTILITIES
       MID CAP--         BALANCED--           GROWTH--            SERIES--            SERIES--            SERIES--
    SERVICE CLASS 2   SERVICE SHARES(A)   SERVICE SHARES(A)   SERVICE CLASS(A)    SERVICE CLASS(A)    SERVICE CLASS(C)
    -------------------------------------------------------------------------------------------------------------------
      $        --        $ 1,292,551         $   163,193          $   8,029           $  23,480          $    3,011
         (454,675)          (670,888)           (206,184)           (32,711)            (46,665)           (114,953)
          (30,309)           (38,064)            (11,556)            (2,131)             (2,642)             (6,817)
      -----------        -----------         -----------          ---------           ---------          ----------
         (484,984)           583,599             (54,547)           (26,813)            (25,827)           (118,759)
      -----------        -----------         -----------          ---------           ---------          ----------
        1,388,968          2,279,700           1,184,023            234,226             265,756             262,048
       (1,212,798)        (2,132,126)         (1,068,271)          (208,672)           (227,820)           (229,797)
      -----------        -----------         -----------          ---------           ---------          ----------
          176,170            147,574             115,752             25,554              37,936              32,251
               --                 --                  --                 --                  --                  --
       10,086,422          3,015,545             643,853            301,264             501,466           4,016,228
      -----------        -----------         -----------          ---------           ---------          ----------
       10,262,592          3,163,119             759,605            326,818             539,402           4,048,479
      -----------        -----------         -----------          ---------           ---------          ----------
      $ 9,777,608        $ 3,746,718         $   705,058          $ 300,005           $ 513,575          $3,929,720
      ===========        ===========         ===========          =========           =========          ==========

         NEUBERGER
          BERMAN
        AMT MID-CAP
         GROWTH--
        CLASS S(A)
     -----------------
        $        --
            (40,142)
             (2,143)
        -----------
            (42,285)
        -----------
          1,896,423
         (1,851,979)
        -----------
             44,444
                 --
            597,813
        -----------
            642,257
        -----------
        $   599,972
        ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2004
and December 31, 2003

                                                               MAINSTAY VP                   MAINSTAY VP
                                                                 BOND--                CAPITAL APPRECIATION--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  4,750,511   $  7,215,572   $ (4,552,244)  $ (4,383,519)
    Net realized gain (loss) on investments..........     2,421,189      2,344,931    (32,043,224)   (36,120,266)
    Realized gain distribution received..............     2,530,840      6,901,429             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    (3,418,356)    (7,897,548)    45,162,339    124,526,805
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     6,284,184      8,564,384      8,566,871     84,023,020
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     3,862,802     27,998,983      6,782,048     13,756,524
    Policyowners' surrenders.........................   (20,826,615)   (22,829,622)   (33,824,586)   (26,025,735)
    Policyowners' annuity and death benefits.........    (2,721,983)    (3,615,530)    (3,445,882)    (3,609,006)
    Net transfers from (to) Fixed Account............    (3,943,016)    30,817,008     (1,179,606)     4,381,706
    Transfers between Investment Divisions...........   (27,712,958)   (27,798,097)   (18,542,200)    (6,205,878)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (51,341,770)     4,572,742    (50,210,226)   (17,702,389)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (32,400)       (29,135)        (5,445)      (225,539)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............   (45,089,986)    13,107,991    (41,648,800)    66,095,092
NET ASSETS:
    Beginning of year................................   280,429,596    267,321,605    413,545,537    347,450,445
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $235,339,610   $280,429,596   $371,896,737   $413,545,537
                                                       ============   ============   ============   ============

                                                                                             MAINSTAY VP
                                                               MAINSTAY VP                   HIGH YIELD
                                                              GOVERNMENT--                CORPORATE BOND--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  4,787,316   $  7,243,883   $ 42,308,686   $ 42,754,522
    Net realized gain (loss) on investments..........        51,695      7,658,902    (11,306,892)   (16,325,649)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................      (895,837)   (14,553,572)    48,866,587    154,499,618
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     3,943,174        349,213     79,868,381    180,928,491
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     3,702,340     36,408,480     14,408,799     50,502,071
    Policyowners' surrenders.........................   (19,351,263)   (25,702,933)   (67,593,230)   (49,650,185)
    Policyowners' annuity and death benefits.........    (3,331,558)    (3,575,499)    (7,783,342)    (6,855,642)
    Net transfers from (to) Fixed Account............    (5,722,334)    30,884,972     (2,295,955)    29,310,933
    Transfers between Investment Divisions...........   (39,390,063)   (77,738,480)     2,365,345    104,645,503
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (64,092,878)   (39,723,460)   (60,898,383)   127,952,680
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (21,311)        (2,434)      (308,374)      (576,598)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............   (60,171,015)   (39,376,681)    18,661,624    308,304,573
NET ASSETS:
    Beginning of year................................   249,757,028    289,133,709    778,715,247    470,410,674
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $189,586,013   $249,757,028   $797,376,871   $778,715,247
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                           MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                  COMMON STOCK--                 CONVERTIBLE--
          CASH MANAGEMENT                 INITIAL CLASS                 INITIAL CLASS
    ----------------------------   ---------------------------   ---------------------------
        2004          2003(a)          2004           2003           2004           2003
    ----------------------------------------------------------------------------------------
    $ (1,458,785)  $  (2,382,321)  $   (193,100)  $ (1,014,452)  $    918,126   $  1,993,942
          (7,839)         (3,707)   (12,888,862)   (14,821,360)    (4,615,441)    (2,641,696)
              --              --             --             --             --             --
           2,072         (11,386)    40,339,057     79,633,960     12,994,494     36,619,539
    ------------   -------------   ------------   ------------   ------------   ------------
      (1,464,552)     (2,397,414)    27,257,095     63,798,148      9,297,179     35,971,785
    ------------   -------------   ------------   ------------   ------------   ------------
      82,832,764      91,921,924      4,323,036      8,696,940      4,036,622     11,688,770
     (44,058,355)    (89,747,775)   (24,094,330)   (18,695,005)   (15,568,502)   (11,062,735)
      (2,952,212)     (2,566,655)    (2,678,850)    (2,570,812)    (1,843,014)    (1,707,037)
     (24,138,819)    (22,083,503)        83,844      7,317,206       (774,552)    13,853,012
     (50,611,299)    (99,899,729)   (10,804,572)    (7,804,493)      (752,012)    18,271,370
    ------------   -------------   ------------   ------------   ------------   ------------
     (38,927,921)   (122,375,738)   (33,170,872)   (13,056,164)   (14,901,458)    31,043,380
    ------------   -------------   ------------   ------------   ------------   ------------
          (5,488)         (6,141)       (53,926)      (174,487)       (38,270)       (95,928)
    ------------   -------------   ------------   ------------   ------------   ------------
     (40,397,961)   (124,779,293)    (5,967,703)    50,567,497     (5,642,549)    66,919,237
     239,326,786     364,106,079    319,943,774    269,376,277    224,756,367    157,837,130
    ------------   -------------   ------------   ------------   ------------   ------------
    $198,928,825   $ 239,326,786   $313,976,071   $319,943,774   $219,113,818   $224,756,367
    ============   =============   ============   ============   ============   ============

                                           MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                      MID CAP                       MID CAP
       INTERNATIONAL EQUITY--                CORE--                       GROWTH--
           INITIAL CLASS                  INITIAL CLASS                 INITIAL CLASS
    ----------------------------   ---------------------------   ---------------------------
        2004           2003            2004           2003           2004           2003
    ----------------------------------------------------------------------------------------
    $   (221,628)  $     232,424   $   (431,017)  $   (273,211)  $ (1,044,492)  $   (491,460)
       1,419,563       2,357,779        719,947       (119,499)     1,456,805       (507,459)
              --              --      1,246,778             --             --             --
       8,352,821       9,017,599      8,003,511      9,303,191     13,683,264     13,281,925
    ------------   -------------   ------------   ------------   ------------   ------------
       9,550,756      11,607,802      9,539,219      8,910,481     14,095,577     12,283,006
    ------------   -------------   ------------   ------------   ------------   ------------
       1,460,935       2,959,690      1,178,876      3,426,285      1,865,232      4,642,376
      (3,884,069)     (3,998,483)    (2,455,224)    (1,055,053)    (6,610,016)    (1,185,695)
        (579,519)       (387,058)      (230,851)       (47,339)      (744,734)      (355,515)
         725,855       4,047,033        616,720      4,369,105      1,652,851      6,376,086
      17,168,964       6,898,494     11,381,654      6,053,190     13,843,206     21,922,052
              --              --             --     (1,341,645)            --             --
    ------------   -------------   ------------   ------------   ------------   ------------
      14,892,166       9,519,676     10,491,175     11,404,543     10,006,539     31,399,304
    ------------   -------------   ------------   ------------   ------------   ------------
         (26,834)        (30,837)       (25,793)       (22,359)       (29,628)       (28,759)
    ------------   -------------   ------------   ------------   ------------   ------------
      24,416,088      21,096,641     20,004,601     20,292,665     24,072,488     43,653,551
      49,242,201      28,145,560     40,144,595     19,851,930     60,481,577     16,828,026
    ------------   -------------   ------------   ------------   ------------   ------------
    $ 73,658,289   $  49,242,201   $ 60,149,196   $ 40,144,595   $ 84,554,065   $ 60,481,577
    ============   =============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                               MAINSTAY VP                   MAINSTAY VP
                                                             MID CAP VALUE--               S&P 500 INDEX--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (649,357)  $   (271,909)  $    592,787   $   (207,672)
    Net realized gain (loss) on investments..........       675,617       (626,963)    (1,077,273)   (13,454,757)
    Realized gain distribution received..............     1,246,854             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    17,701,449     22,832,096     53,483,871    143,135,055
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................    18,974,563     21,933,224     52,999,385    129,472,626
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     2,879,275      8,327,340      9,465,336     23,543,660
    Policyowners' surrenders.........................    (6,774,051)    (4,062,659)   (50,784,682)   (34,117,892)
    Policyowners' annuity and death benefits.........      (675,900)      (367,802)    (5,238,699)    (6,350,583)
    Net transfers from (to) Fixed Account............     1,470,263     12,774,041      1,154,429     18,600,028
    Transfers between Investment Divisions...........    20,340,993      6,311,646       (508,570)     4,358,941
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    17,240,580     22,982,566    (45,912,186)     6,034,154
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (56,292)       (51,070)       (95,632)      (351,440)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    36,158,851     44,864,720      6,991,567    135,155,340
NET ASSETS:
    Beginning of year................................   108,601,078     63,736,358    627,345,460    492,190,120
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $144,759,929   $108,601,078   $634,337,027   $627,345,460
                                                       ============   ============   ============   ============

                                                               MAINSTAY VP                   MAINSTAY VP
                                                                 DREYFUS                     EAGLE ASSET
                                                              LARGE COMPANY                  MANAGEMENT
                                                                 VALUE--                   GROWTH EQUITY--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (260,322)  $   (266,014)  $ (1,266,866)  $ (1,281,330)
    Net realized gain (loss) on investments..........         4,473     (2,275,765)   (13,644,070)   (12,195,189)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     5,051,499     12,758,701      9,803,326     37,495,332
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     4,795,650     10,216,922     (5,107,610)    24,018,813
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       747,857      2,121,033      1,709,414      4,134,989
    Policyowners' surrenders.........................    (3,498,688)    (2,043,915)    (7,391,220)    (6,086,894)
    Policyowners' annuity and death benefits.........      (560,862)      (332,180)    (1,077,715)    (1,105,021)
    Net transfers from (to) Fixed Account............       540,957      3,605,517        (66,344)     3,249,687
    Transfers between Investment Divisions...........     2,808,990      3,085,364     (9,295,560)       670,352
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --     (8,611,688)            --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............        38,254     (2,175,869)   (16,121,425)       863,113
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (8,129)       (28,326)        12,190        (61,418)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............     4,825,775      8,012,727    (21,216,845)    24,820,508
NET ASSETS:
    Beginning of year................................    49,586,838     41,574,111    117,938,708     93,118,200
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $ 54,412,613   $ 49,586,838   $ 96,721,863   $117,938,708
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MAINSTAY VP                                                                             MAINSTAY VP
            SMALL CAP                   MAINSTAY VP                   MAINSTAY VP               AMERICAN CENTURY
            GROWTH--                  TOTAL RETURN--                    VALUE--                 INCOME & GROWTH--
          INITIAL CLASS                INITIAL CLASS                 INITIAL CLASS                INITIAL CLASS
    -------------------------   ---------------------------   ---------------------------   -------------------------
       2004          2003           2004           2003           2004           2003          2004          2003
    -----------------------------------------------------------------------------------------------------------------
    $  (989,709)  $  (604,585)  $    540,473   $  1,205,551   $   (763,344)  $    359,707   $   166,828   $       (92)
      1,633,362    (1,153,363)    (2,943,135)    (3,630,231)    (1,453,022)    (5,890,280)     (191,872)   (2,547,902)
             --            --             --             --             --             --            --            --
      4,351,673    16,529,663     13,900,293     42,560,872     25,508,177     56,473,800     5,821,819    14,161,573
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      4,995,326    14,771,715     11,497,631     40,136,192     23,291,811     50,943,227     5,796,775    11,613,579
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      1,675,404     4,877,710      3,452,132      8,518,075      4,357,551      9,797,374       638,424     2,103,564
     (3,436,078)   (1,991,471)   (21,938,731)   (16,927,438)   (20,331,298)   (15,800,613)   (4,035,637)   (2,790,642)
       (864,063)     (782,400)    (3,153,638)    (3,122,813)    (2,286,653)    (1,852,667)     (460,829)     (404,451)
      1,132,036     7,467,466     (1,026,343)     4,992,559        987,792     10,673,410       257,545     2,697,580
      2,943,652    16,552,766     (6,771,325)     2,187,879      1,332,931      1,172,233     1,778,082     1,956,397
             --            --             --             --             --             --            --    (8,547,910)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      1,450,951    26,124,071    (29,437,905)    (4,351,738)   (15,939,677)     3,989,737    (1,822,415)   (4,985,462)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
        (14,327)      (35,935)       (30,966)      (110,501)       (47,800)      (127,474)      (12,618)      (31,349)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      6,431,950    40,859,851    (17,971,240)    35,673,953      7,304,334     54,805,490     3,961,742     6,596,768
     66,190,483    25,330,632    264,289,923    228,615,970    251,477,465    196,671,975    53,947,534    47,350,766
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
    $72,622,433   $66,190,483   $246,318,683   $264,289,923   $258,781,799   $251,477,465   $57,909,276   $53,947,534
    ===========   ===========   ============   ============   ============   ============   ===========   ===========

           MAINSTAY VP                     ALGER
           LORD ABBETT                   AMERICAN
           DEVELOPING                      SMALL                        AMSOUTH                      AMSOUTH
            GROWTH--                 CAPITALIZATION--                  ENHANCED                   INTERNATIONAL
          INITIAL CLASS               CLASS O SHARES                  MARKET FUND                  EQUITY FUND
    -------------------------   ---------------------------   ---------------------------   -------------------------
       2004          2003           2004           2003           2004         2003(a)         2004         2003(a)
    -----------------------------------------------------------------------------------------------------------------
    $  (455,324)  $  (369,336)  $ (1,083,462)  $   (862,668)  $    (18,709)  $    (15,224)  $    (9,443)  $    (1,452)
     (1,142,594)   (2,206,925)     1,102,016     (1,560,092)        10,889        (26,430)       18,561          (585)
             --            --             --             --             --             --            --            --
      2,701,305    10,620,501     10,278,565     23,309,923        242,581        506,867       129,837       100,070
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      1,103,387     8,044,240     10,297,119     20,887,163        234,761        465,213       138,955        98,033
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
        344,461     1,333,300      1,294,475      2,608,627        125,515         69,921        42,878         4,873
     (2,377,746)   (1,128,990)    (5,742,240)    (4,750,529)      (263,165)       (93,264)      (28,904)      (11,245)
       (212,455)     (170,538)      (627,422)      (523,087)        (5,652)        (5,011)           --            --
        124,265     1,581,719         14,609      1,933,607        411,920        350,589       203,946        86,875
       (299,255)    5,612,694      1,537,648      2,985,461        (59,649)       199,229         2,235        75,722
             --    (1,887,174)            --             --             --             --            --            --
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
     (2,420,730)    5,341,011     (3,522,930)     2,254,079        208,969        521,464       220,155       156,225
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
         (4,558)      (18,342)       (33,722)       (57,511)          (442)        (1,367)         (430)         (314)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
     (1,321,901)   13,366,909      6,740,467     23,083,731        443,288        985,310       358,680       253,944
     32,963,562    19,596,653     73,283,468     50,199,737      2,547,750      1,562,440       393,309       139,365
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
    $31,641,661   $32,963,562   $ 80,023,935   $ 73,283,468   $  2,991,038   $  2,547,750   $   751,989   $   393,309
    ===========   ===========   ============   ============   ============   ============   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003


                                                                        AMSOUTH                       AMSOUTH
                                                                    LARGE CAP FUND                 MID CAP FUND
                                                              ---------------------------   ---------------------------
                                                                  2004         2003(a)          2004         2003(a)
                                                              ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................  $    (53,985)  $    (42,679)  $    (26,687)  $    (16,712)
    Net realized gain (loss) on investments.................         6,159        (45,208)        (2,620)       (23,864)
    Realized gain distribution received.....................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments...........................................       202,593        780,271        257,002        359,670
                                                              ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations..........................................       154,767        692,384        227,695        319,094
                                                              ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................       198,977         85,877         51,416         93,604
    Policyowners' surrenders................................      (304,428)      (212,202)      (128,719)       (47,231)
    Policyowners' annuity and death benefits................       (23,711)       (19,127)       (21,436)          (565)
    Net transfers from (to) Fixed Account...................       590,151        720,622        229,951        219,190
    Transfers between Investment Divisions..................      (182,393)       231,887        110,755         88,106
                                                              ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...................       278,596        807,057        241,967        353,104
                                                              ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................           (48)        (1,927)          (663)          (838)
                                                              ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...................       433,315      1,497,514        468,999        671,360
NET ASSETS:
    Beginning of year.......................................     4,023,622      2,526,108      1,497,758        826,398
                                                              ------------   ------------   ------------   ------------
    End of year.............................................  $  4,456,937   $  4,023,622   $  1,966,757   $  1,497,758
                                                              ============   ============   ============   ============

                                                                      JANUS ASPEN                   JANUS ASPEN
                                                                        SERIES                        SERIES
                                                                      BALANCED--                WORLDWIDE GROWTH--
                                                                 INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
                                                              ---------------------------   ---------------------------
                                                                  2004           2003           2004           2003
                                                              ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................  $  4,722,954   $  4,965,652   $ (1,151,856)  $   (763,220)
    Net realized gain (loss) on investments.................    (4,474,341)    (8,290,284)   (18,343,813)   (15,235,868)
    Realized gain distribution received.....................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments...........................................    40,046,366     76,608,412     26,904,789     71,930,077
                                                              ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations..........................................    40,294,979     73,283,780      7,409,120     55,930,989
                                                              ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................     8,466,524     23,016,998      4,116,985      8,565,902
    Policyowners' surrenders................................   (47,771,158)   (40,684,487)   (21,215,237)   (17,178,053)
    Policyowners' annuity and death benefits................    (6,407,812)    (5,758,129)    (2,288,198)    (2,295,628)
    Net transfers from (to) Fixed Account...................    (1,642,095)    22,230,570     (1,090,554)     4,677,762
    Transfers between Investment Divisions..................   (38,084,883)   (27,330,412)   (24,714,699)   (23,041,266)
                                                              ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...................   (85,439,424)   (28,525,460)   (45,191,703)   (29,271,283)
                                                              ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................      (115,991)      (203,148)       (65,371)      (154,832)
                                                              ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...................   (45,260,436)    44,555,172    (37,847,954)    26,504,874
NET ASSETS:
    Beginning of year.......................................   644,950,305    600,395,133    293,545,416    267,040,542
                                                              ------------   ------------   ------------   ------------
    End of year.............................................  $599,689,869   $644,950,305   $255,697,462   $293,545,416
                                                              ============   ============   ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                       DREYFUS IP                   FIDELITY(R)                   FIDELITY(R)
             CALVERT                   TECHNOLOGY                       VIP                           VIP
             SOCIAL                     GROWTH--                  CONTRAFUND(R)--               EQUITY-INCOME--
            BALANCED                 INITIAL SHARES                INITIAL CLASS                 INITIAL CLASS
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2004         2003(a)        2004          2003           2004           2003           2004           2003
    -----------------------------------------------------------------------------------------------------------------
    $   149,618   $   239,419   $  (433,994)  $  (251,216)  $ (3,890,857)  $ (2,851,154)  $    236,947   $    566,581
       (673,123)     (978,712)    1,836,787        (8,060)     3,499,702     (3,074,284)      (359,754)    (4,706,587)
             --            --            --            --             --             --        843,888             --
      3,444,066     5,993,240    (2,247,143)    6,316,256     47,628,975     77,663,065     21,258,222     52,748,569
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      2,920,561     5,253,947      (844,350)    6,056,980     47,237,820     71,737,627     21,979,303     48,608,563
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      5,912,310     3,634,452       861,314     2,889,939      4,866,868     12,036,604      3,534,145      7,217,772
     (2,557,405)   (1,775,298)   (1,883,394)   (1,750,594)   (27,630,497)   (18,113,205)   (18,372,755)   (13,147,263)
       (313,320)     (426,011)     (139,715)     (523,350)    (3,331,670)    (3,146,918)    (3,457,556)    (2,522,229)
      1,320,941     2,892,282       273,926     2,215,354      1,051,962     14,657,470        519,114      9,011,341
      1,261,938     2,093,259    (1,419,495)   14,589,127     15,267,034      8,049,260     10,275,155      8,708,855
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      5,624,464     6,418,684    (2,307,364)   17,420,476     (9,776,303)    13,483,211     (7,501,897)     9,268,476
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
         (7,095)      (13,904)         (203)      (13,910)      (124,058)      (199,895)       (39,953)      (130,233)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      8,537,930    11,658,727    (3,151,917)   23,463,546     37,337,459     85,020,943     14,437,453     57,746,806
     39,045,010    27,386,283    30,836,146     7,372,600    347,156,781    262,135,838    225,491,383    167,744,577
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $47,582,940   $39,045,010   $27,684,229   $30,836,146   $384,494,240   $347,156,781   $239,928,836   $225,491,383
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

             MFS(R)                                                   MFS(R)                   NEUBERGER BERMAN
            INVESTORS                    MFS(R)                      UTILITIES                        AMT
         TRUST SERIES--             RESEARCH SERIES--                SERIES--                       MID-CAP
          INITIAL CLASS               INITIAL CLASS                INITIAL CLASS                GROWTH--CLASS I
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2004          2003          2004          2003           2004           2003           2004           2003
    -----------------------------------------------------------------------------------------------------------------
    $  (253,140)  $  (222,991)  $  (142,608)  $  (282,085)  $     (4,978)  $      6,211   $   (115,589)  $    (69,334)
       (688,954)   (1,604,575)   (3,662,424)   (4,664,295)       176,638         16,162        553,477       (194,925)
             --            --            --            --             --             --             --             --
      3,857,911     7,223,602     9,204,880    12,606,535        618,262        426,467        547,732      1,368,333
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      2,915,817     5,396,036     5,399,848     7,660,155        789,922        448,840        985,620      1,104,074
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
        417,932       895,386       613,330     1,226,447           (847)        22,366        108,516        147,242
     (2,042,135)   (1,611,515)   (3,025,238)   (2,025,330)      (413,819)      (104,866)      (771,094)      (272,161)
       (393,162)     (394,980)     (454,115)     (291,143)        (8,802)       (20,832)       (21,737)       (29,572)
        167,795     1,359,702        71,907     1,086,641         77,535        468,628        145,863        875,524
       (972,112)     (834,702)     (959,730)   (1,257,567)     1,360,445        590,358       (586,920)     3,441,423
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
     (2,821,682)     (586,109)   (3,753,846)   (1,260,952)     1,014,512        955,654     (1,125,372)     4,162,456
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
         (7,188)      (14,576)      (15,568)      (20,566)        (2,284)        (1,207)        (3,450)        (2,836)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
         86,947     4,795,351     1,630,434     6,378,637      1,802,150      1,403,287       (143,202)     5,263,694
     32,016,534    27,221,183    40,916,592    34,537,955      2,143,353        740,066      8,310,675      3,046,981
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $32,103,481   $32,016,534   $42,547,026   $40,916,592   $  3,945,503   $  2,143,353   $  8,167,473   $  8,310,675
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                                                              VAN ECK
                                                              T. ROWE PRICE                  WORLDWIDE
                                                                 EQUITY                        HARD
                                                            INCOME PORTFOLIO                  ASSETS
                                                       ---------------------------   -------------------------
                                                           2004           2003          2004         2003(a)
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    279,178   $    421,520   $  (355,555)  $  (116,038)
    Net realized gain (loss) on investments..........     1,590,010     (1,529,969)      891,456       (75,442)
    Realized gain distribution received..............     4,468,125             --            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    17,740,392     32,535,177     6,253,833     4,670,344
                                                       ------------   ------------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    24,077,705     31,426,728     6,789,734     4,478,864
                                                       ------------   ------------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     3,035,824      8,988,647    11,138,000     2,302,435
    Policyowners' surrenders.........................   (12,445,881)    (7,703,430)   (1,729,565)     (959,101)
    Policyowners' annuity and death benefits.........    (1,401,414)    (1,173,937)     (175,456)     (232,312)
    Net transfers from (to) Fixed Account............     2,335,449     13,285,554     2,669,176     1,491,196
    Transfers between Investment Divisions...........    22,298,176     11,156,473    11,071,374     2,024,174
                                                       ------------   ------------   -----------   -----------
      Net contributions and (withdrawals)............    13,822,154     24,553,307    22,973,529     4,626,392
                                                       ------------   ------------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (51,858)       (84,219)      (21,840)      (12,446)
                                                       ------------   ------------   -----------   -----------
        Increase (decrease) in net assets............    37,848,001     55,895,816    29,741,423     9,092,810
NET ASSETS:
    Beginning of year................................   172,514,002    116,618,186    18,047,899     8,955,089
                                                       ------------   ------------   -----------   -----------
    End of year......................................  $210,362,003   $172,514,002   $47,789,322   $18,047,899
                                                       ============   ============   ===========   ===========

                                                               VAN KAMPEN
                                                                   UIF
                                                            EMERGING MARKETS
                                                                EQUITY--
                                                                 CLASS I
                                                       ---------------------------
                                                           2004           2003
                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (323,589)  $   (493,604)
    Net realized gain (loss) on investments..........    (2,237,707)      (463,160)
    Realized gain distribution received..............            --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    10,682,534     16,827,765
                                                       ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     8,121,238     15,871,001
                                                       ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       756,714      1,178,764
    Policyowners' surrenders.........................    (3,406,142)    (2,253,626)
    Policyowners' annuity and death benefits.........      (470,417)      (185,044)
    Net transfers from (to) Fixed Account............       311,044      1,322,283
    Transfers between Investment Divisions...........     2,549,112     (1,193,319)
                                                       ------------   ------------
      Net contributions and (withdrawals)............      (259,689)    (1,130,942)
                                                       ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (30,453)       (41,230)
                                                       ------------   ------------
        Increase (decrease) in net assets............     7,831,096     14,698,829
NET ASSETS:
    Beginning of year................................    40,459,860     25,761,031
                                                       ------------   ------------
    End of year......................................  $ 48,290,956   $ 40,459,860
                                                       ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

For the years ended December 31, 2004
and December 31, 2003

                                                              MAINSTAY VP                 MAINSTAY VP
                                                                BOND--              CAPITAL APPRECIATION--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                         2004(F)       2003(B)       2004(F)       2003(B)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ 1,263,428   $   669,046   $  (436,405)  $   (35,306)
    Net realized gain (loss) on investments..........     (120,641)       (9,433)      138,540         3,797
    Realized gain distribution received..............      583,451       451,604            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................     (806,292)     (967,216)    1,516,420       907,201
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................      919,946       144,001     1,218,555       875,692
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   28,326,752    16,184,310    23,617,625    12,149,453
    Policyowners' surrenders.........................   (1,630,614)     (134,737)     (923,834)      (55,367)
    Policyowners' annuity and death benefits.........     (229,185)      (22,694)      (48,557)           --
    Net transfers from (to) Fixed Account............    8,056,169     2,804,694     5,080,974     1,409,906
    Transfers between Investment Divisions...........       55,370       (86,376)     (492,509)      509,713
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............   34,578,492    18,745,197    27,233,699    14,013,705
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (4,791)         (625)          (40)       (1,720)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............   35,493,647    18,888,573    28,452,214    14,887,677
NET ASSETS:
    Beginning of year................................   18,888,573            --    14,887,677            --
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $54,382,220   $18,888,573   $43,339,891   $14,887,677
                                                       ===========   ===========   ===========   ===========

                                                              MAINSTAY VP                 MAINSTAY VP
                                                        INTERNATIONAL EQUITY--          MID CAP CORE--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                         2004(F)       2003(B)       2004(F)       2003(B)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (43,116)  $   100,083   $  (217,792)  $    (3,743)
    Net realized gain (loss) on investments..........       95,246           584       120,785         4,307
    Realized gain distribution received..............           --            --       774,026            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    4,938,118       730,172     4,387,762       660,013
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    4,990,248       830,839     5,064,781       660,577
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   23,853,952     6,487,226    18,091,012     6,647,592
    Policyowners' surrenders.........................     (710,428)      (20,173)     (727,901)      (24,107)
    Policyowners' annuity and death benefits.........     (128,863)           --       (47,234)           --
    Net transfers from (to) Fixed Account............    5,109,965       777,923     4,277,750       754,227
    Transfers between Investment Divisions...........    3,086,439       506,598     2,489,388       392,621
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............   31,211,065     7,751,574    24,083,015     7,770,333
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............      (12,377)       (1,754)      (11,921)       (1,225)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............   36,188,936     8,580,659    29,135,875     8,429,685
NET ASSETS:
    Beginning of year................................    8,580,659            --     8,429,685            --
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $44,769,595   $ 8,580,659   $37,565,560   $ 8,429,685
                                                       ===========   ===========   ===========   ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                MAINSTAY VP
           MAINSTAY VP                 MAINSTAY VP                 MAINSTAY VP                   HIGH YIELD
         COMMON STOCK--               CONVERTIBLE--                GOVERNMENT--               CORPORATE BOND--
          SERVICE CLASS               SERVICE CLASS               SERVICE CLASS                SERVICE CLASS
    -------------------------   -------------------------   --------------------------   --------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)        2003(B)       2004(F)        2003(B)
    ---------------------------------------------------------------------------------------------------------------
    $    31,617   $    48,214   $   453,711   $   358,567   $  1,024,910   $   536,713   $ 13,913,633   $ 4,572,088
        104,390         8,375       181,638        10,159       (128,103)      (23,739)       361,833        75,226
             --            --            --            --             --            --             --            --
      2,151,066       660,345     2,142,049       937,676       (455,402)     (461,521)     4,263,691      (427,034)
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
      2,287,073       716,934     2,777,398     1,306,402        441,405        51,453     18,539,157     4,220,280
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     15,004,613     7,989,297    32,545,228    17,816,107     19,050,338    11,550,843    135,148,403    62,557,554
       (661,788)      (30,782)   (1,718,393)      (93,399)    (1,380,706)     (111,045)    (5,501,123)     (510,614)
        (13,750)           --       (90,073)       (2,472)       (49,221)      (21,357)      (646,595)      (16,408)
      3,151,764       864,374    11,513,571     3,058,428      4,873,982     1,798,730     24,002,067     6,778,138
        965,360       259,250        73,250       536,450       (316,483)     (163,918)     5,903,008     3,406,645
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     18,446,199     9,082,139    42,323,583    21,315,114     22,177,910    13,053,253    158,905,760    72,215,315
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
         (3,291)       (1,506)       (7,685)       (2,639)        (2,564)         (410)       (58,909)       (8,981)
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     20,729,981     9,797,567    45,093,296    22,618,877     22,616,751    13,104,296    177,386,008    76,426,614
      9,797,567            --    22,618,877            --     13,104,296            --     76,426,614            --
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
    $30,527,548   $ 9,797,567   $67,712,173   $22,618,877   $ 35,721,047   $13,104,296   $253,812,622   $76,426,614
    ===========   ===========   ===========   ===========   ============   ===========   ============   ===========

           MAINSTAY VP                 MAINSTAY VP                 MAINSTAY VP                  MAINSTAY VP
        MID CAP GROWTH--             MID CAP VALUE--             S&P 500 INDEX--             SMALL CAP GROWTH--
          SERVICE CLASS               SERVICE CLASS               SERVICE CLASS                SERVICE CLASS
    -------------------------   -------------------------   --------------------------   --------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)        2003(B)       2004(F)        2003(B)
    ---------------------------------------------------------------------------------------------------------------
    $  (575,564)  $   (50,908)  $  (173,943)  $    75,068   $    471,681   $   289,627   $   (487,206)  $   (42,984)
        677,570        16,617       140,015         2,824        272,518         8,627        212,295       101,617
             --            --       614,383            --             --            --             --            --
      9,017,157     1,056,186     7,035,664     1,397,565      8,340,201     2,344,601      4,008,944       924,548
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
      9,119,163     1,021,895     7,616,119     1,475,457      9,084,400     2,642,855      3,734,033       983,181
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     29,060,538    12,366,489    34,795,764    12,558,709     70,753,569    30,225,134     26,608,690    10,104,785
     (1,306,305)      (42,443)   (1,361,139)     (148,820)    (3,005,687)     (126,507)    (1,423,298)      (63,684)
       (142,289)           --       (47,597)       (9,982)      (268,779)           --        (91,716)           --
      6,356,741     1,429,279     8,978,905     1,967,194     15,775,645     3,826,016      6,127,312     1,588,488
      1,974,479       967,172     4,910,904       767,872      2,375,002     1,550,382        753,456     1,007,218
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     35,943,164    14,720,497    47,276,837    15,134,973     85,629,750    35,475,025     31,974,444    12,636,807
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
        (16,684)       (1,707)      (18,810)       (2,880)       (11,840)       (5,577)        (7,084)       (1,549)
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     45,045,643    15,740,685    54,874,146    16,607,550     94,702,310    38,112,303     35,701,393    13,618,439
     15,740,685            --    16,607,550            --     38,112,303            --     13,618,439            --
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
    $60,786,328   $15,740,685   $71,481,696   $16,607,550   $132,814,613   $38,112,303   $ 49,319,832   $13,618,439
    ===========   ===========   ===========   ===========   ============   ===========   ============   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                              MAINSTAY VP                 MAINSTAY VP
                                                            TOTAL RETURN--                  VALUE--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                         2004(F)       2003(B)       2004(F)       2003(B)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   135,182   $   151,742   $   (43,521)  $   132,011
    Net realized gain (loss) on investments..........      154,606         8,420       309,475         5,578
    Realized gain distribution received..............           --            --            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    1,111,906       318,435     3,379,065     1,078,395
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    1,401,694       478,597     3,645,019     1,215,984
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   17,926,443     9,409,022    25,919,825    11,071,138
    Policyowners' surrenders.........................     (884,719)      (64,750)     (974,606)      (45,141)
    Policyowners' annuity and death benefits.........      (28,772)       (1,839)      (10,553)       (1,873)
    Net transfers from (to) Fixed Account............    4,809,650     1,240,638     6,144,530     1,672,577
    Transfers between Investment Divisions...........     (704,132)      626,032     1,352,930       604,755
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............   21,118,470    11,209,103    32,432,126    13,301,456
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (2,608)         (941)       (5,918)       (2,453)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............   22,517,556    11,686,759    36,071,227    14,514,987
NET ASSETS:
    Beginning of year................................   11,686,759            --    14,514,987            --
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $34,204,315   $11,686,759   $50,586,214   $14,514,987
                                                       ===========   ===========   ===========   ===========

                                                                                               COLONIAL SMALL
                                                         ALGER AMERICAN SMALL                  CAP VALUE FUND,
                                                           CAPITALIZATION--                   VARIABLE SERIES--
                                                            CLASS S SHARES                         CLASS B
                                                       -------------------------              -----------------
                                                         2004(F)       2003(B)                     2004(G)
                                                       --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (165,727)  $   (12,957)                $    3,033
    Net realized gain (loss) on investments..........      118,747         3,323                        203
    Realized gain distribution received..............           --            --                     27,573
    Change in unrealized appreciation (depreciation)
      on investments.................................    1,876,029       265,197                      1,048
                                                       -----------   -----------                 ----------
      Net increase (decrease) in net assets resulting
        from operations..............................    1,829,049       255,563                     31,857
                                                       -----------   -----------                 ----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    9,106,509     3,487,235                    817,168
    Policyowners' surrenders.........................     (401,534)      (12,836)                       (24)
    Policyowners' annuity and death benefits.........      (13,407)           --                         --
    Net transfers from (to) Fixed Account............    1,847,356       381,569                     49,822
    Transfers between Investment Divisions...........    1,575,086       246,929                    650,198
                                                       -----------   -----------                 ----------
      Net contributions and (withdrawals)............   12,114,010     4,102,897                  1,517,164
                                                       -----------   -----------                 ----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (4,150)         (395)                       (19)
                                                       -----------   -----------                 ----------
        Increase (decrease) in net assets............   13,938,909     4,358,065                  1,549,002
NET ASSETS:
    Beginning of year................................    4,358,065            --                         --
                                                       -----------   -----------                 ----------
    End of year......................................  $18,296,974   $ 4,358,065                 $1,549,002
                                                       ===========   ===========                 ==========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.
(g) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MAINSTAY VP                 MAINSTAY VP                MAINSTAY VP                 MAINSTAY VP
        AMERICAN CENTURY              DREYFUS LARGE          EAGLE ASSET MANAGEMENT     LORD ABBETT DEVELOPING
        INCOME & GROWTH--            COMPANY VALUE--            GROWTH EQUITY--                GROWTH--
          SERVICE CLASS               SERVICE CLASS              SERVICE CLASS               SERVICE CLASS
    -------------------------   -------------------------   ------------------------   -------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)      2003(B)       2004(F)       2003(B)
    ------------------------------------------------------------------------------------------------------------
    $   108,061   $    33,732   $   (67,395)  $    16,252   $  (190,563)  $  (18,715)  $  (137,361)  $   (14,763)
         86,092         2,148       241,967         1,536        16,757        8,458        73,680         9,907
             --            --            --            --            --           --            --            --
      1,079,250       269,166     1,279,898       406,307      (106,780)     401,277       782,042       162,697
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
      1,273,403       305,046     1,454,470       424,095      (280,586)     391,020       718,361       157,841
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
      9,312,918     2,939,211    10,037,234     4,252,337     9,002,711    5,659,004     7,124,597     3,453,771
       (422,105)      (20,244)     (541,140)      (12,409)     (607,575)     (26,883)     (309,470)      (22,215)
        (30,053)           --       (16,205)           --       (45,733)          --       (22,050)           --
      2,302,058       494,253     2,129,230       786,074     2,292,436      760,252     1,528,709       385,802
        326,344       235,857     1,081,684       257,778      (966,782)     332,119       152,924       263,554
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
     11,489,162     3,649,077    12,690,803     5,283,780     9,675,057    6,724,492     8,474,710     4,080,912
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
         (1,969)         (625)       (1,895)         (878)        1,502         (758)       (1,318)         (157)
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
     12,760,596     3,953,498    14,143,378     5,706,997     9,395,973    7,114,754     9,191,753     4,238,596
      3,953,498            --     5,706,997            --     7,114,754           --     4,238,596            --
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
    $16,714,094   $ 3,953,498   $19,850,375   $ 5,706,997   $16,510,727   $7,114,754   $13,430,349   $ 4,238,596
    ===========   ===========   ===========   ===========   ===========   ==========   ===========   ===========


      DREYFUS IP TECHNOLOGY          FIDELITY(R) VIP             FIDELITY(R) VIP             FIDELITY(R) VIP
            GROWTH--                 CONTRAFUND(R)--             EQUITY-INCOME--                MID CAP--
         SERVICE SHARES              SERVICE CLASS 2             SERVICE CLASS 2             SERVICE CLASS 2
    -------------------------   -------------------------   -------------------------   -------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)       2003(B)        2004         2003(C)
    -------------------------------------------------------------------------------------------------------------
    $  (226,976)  $   (28,950)  $  (709,526)  $   (62,633)  $  (320,657)  $   (54,055)  $  (484,984)  $    (9,128)
        113,983        30,527       113,070         7,697       157,958         9,678       176,170         5,852
             --            --            --            --        83,974            --            --            --
         80,024       467,105     8,705,990     1,333,185     5,156,865     1,500,408    10,086,422       297,094
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
        (32,969)      468,682     8,109,534     1,278,249     5,078,140     1,456,031     9,777,608       293,818
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     10,108,446     6,715,921    44,851,838    14,442,367    37,912,960    13,722,795    27,676,531     1,861,787
       (584,616)      (22,108)   (1,456,588)      (72,874)   (1,455,786)      (69,883)   (1,346,299)      (36,974)
        (23,572)           --      (134,820)           --       (85,116)       (8,028)     (169,701)           --
      2,146,155       585,804    10,791,287     2,527,803     7,529,061     1,661,505     5,792,542       316,111
       (358,894)      446,667     5,045,675     1,042,665     2,936,845       488,394    27,377,145     2,629,850
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     11,287,519     7,726,284    59,097,392    17,939,961    46,837,964    15,794,783    59,330,218     4,770,774
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
            354          (670)      (17,820)       (2,511)       (7,101)       (3,060)      (20,415)         (398)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     11,254,904     8,194,296    67,189,106    19,215,699    51,909,003    17,247,754    69,087,411     5,064,194
      8,194,296            --    19,215,699            --    17,247,754            --     5,064,194            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $19,449,200   $ 8,194,296   $86,404,805   $19,215,699   $69,156,757   $17,247,754   $74,151,605   $ 5,064,194
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                          JANUS ASPEN SERIES          JANUS ASPEN SERIES
                                                              BALANCED--              WORLDWIDE GROWTH--
                                                            SERVICE SHARES              SERVICE SHARES
                                                       -------------------------   ------------------------
                                                         2004(F)       2003(B)       2004(F)      2003(B)
                                                       ----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   583,599   $   128,799   $   (54,547)  $   (9,168)
    Net realized gain (loss) on investments..........      147,574         5,656       115,752        5,488
    Realized gain distribution received..............           --            --            --           --
    Change in unrealized appreciation (depreciation)
      on investments.................................    3,015,545       917,096       643,853      552,083
                                                       -----------   -----------   -----------   ----------
      Net increase (decrease) in net assets resulting
        from operations..............................    3,746,718     1,051,551       705,058      548,403
                                                       -----------   -----------   -----------   ----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   29,613,727    20,254,818    10,432,636    5,688,873
    Policyowners' surrenders.........................   (1,721,304)     (105,144)     (553,518)     (25,856)
    Policyowners' annuity and death benefits.........     (171,981)           --        (6,553)          --
    Net transfers from (to) Fixed Account............    8,893,450     3,134,124     2,295,374      756,492
    Transfers between Investment Divisions...........       66,432       302,659       282,848      203,774
                                                       -----------   -----------   -----------   ----------
      Net contributions and (withdrawals)............   36,680,324    23,586,457    12,450,787    6,623,283
                                                       -----------   -----------   -----------   ----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (8,595)       (2,405)       (2,741)      (1,192)
                                                       -----------   -----------   -----------   ----------
        Increase (decrease) in net assets............   40,418,447    24,635,603    13,153,104    7,170,494
NET ASSETS:
    Beginning of year................................   24,635,603            --     7,170,494           --
                                                       -----------   -----------   -----------   ----------
    End of year......................................  $65,054,050   $24,635,603   $20,323,598   $7,170,494
                                                       ===========   ===========   ===========   ==========

                                                                                        VAN KAMPEN UIF
                                                                                           EMERGING
                                                         T. ROWE PRICE EQUITY          MARKETS EQUITY--
                                                         INCOME PORTFOLIO--II              CLASS II
                                                       -------------------------   ------------------------
                                                         2004(F)       2003(B)       2004(F)      2003(B)
                                                       ----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    33,866   $    28,151   $   (65,856)  $   (6,522)
    Net realized gain (loss) on investments..........     (129,339)      (11,111)      202,906       30,499
    Realized gain distribution received..............    1,456,677            --            --           --
    Change in unrealized appreciation (depreciation)
      on investments.................................    5,825,328     1,323,740     1,869,318      234,981
                                                       -----------   -----------   -----------   ----------
      Net increase (decrease) in net assets resulting
        from operations..............................    7,186,532     1,340,780     2,006,368      258,958
                                                       -----------   -----------   -----------   ----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   41,425,016    13,752,482     7,763,796    1,877,349
    Policyowners' surrenders.........................   (1,767,134)      (69,148)     (290,705)      (5,182)
    Policyowners' annuity and death benefits.........     (123,624)      (22,489)       (5,113)          --
    Net transfers from (to) Fixed Account............    9,224,798     1,917,938     1,178,214      149,329
    Transfers between Investment Divisions...........    5,787,228       911,110       706,355      591,097
                                                       -----------   -----------   -----------   ----------
      Net contributions and (withdrawals)............   54,546,284    16,489,893     9,352,547    2,612,593
                                                       -----------   -----------   -----------   ----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............      (12,074)       18,413        (6,235)        (392)
                                                       -----------   -----------   -----------   ----------
        Increase (decrease) in net assets............   61,720,742    17,849,086    11,352,680    2,871,159
NET ASSETS:
    Beginning of year................................   17,849,086            --     2,871,159           --
                                                       -----------   -----------   -----------   ----------
    End of year......................................  $79,569,828   $17,849,086   $14,223,839   $2,871,159
                                                       ===========   ===========   ===========   ==========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.
(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through June 30, 2004.
(e) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.
(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

       MFS(R) INVESTORS                MFS(R)                    MFS(R)            NEUBERGER BERMAN AMT
        TRUST SERIES--           RESEARCH SERIES--         UTILITIES SERIES--        MID-CAP GROWTH--
         SERVICE CLASS             SERVICE CLASS             SERVICE CLASS               CLASS S
    -----------------------   ------------------------   ----------------------   ----------------------
     2004(F)      2003(B)       2004(F)      2003(B)       2004(D)     2003(B)      2004(F)     2003(B)
    ----------------------------------------------------------------------------------------------------
    $  (26,813)  $   (4,088)  $   (25,827)  $   (6,664)  $  (118,759)  $   (295)  $   (42,285)  $ (1,867)
        25,554        2,765        37,936          890        32,251          4        44,444        231
            --           --            --           --            --         --            --         --
       301,264       69,400       501,466      119,316     4,016,228     11,177       597,813     27,641
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
       300,005       68,077       513,575      113,542     3,929,720     10,886       599,972     26,005
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
     1,826,405      840,705     2,116,731    1,261,053    12,619,966    137,548     3,566,648    208,242
      (107,551)      (2,718)     (144,050)      (2,817)     (357,193)        --       (84,158)    (2,463)
        (5,251)          --        (4,190)          --       (49,452)        --            --         --
       478,904      177,860       538,998      189,489     2,379,686      9,469       730,692    262,967
        11,871       35,184       238,485      212,793    21,241,132        (17)      453,983     23,747
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
     2,204,378    1,051,031     2,745,974    1,660,518    35,834,139    147,000     4,667,165    492,493
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
          (579)        (151)       (1,179)        (252)       (6,965)       (14)       (1,508)       (50)
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
     2,503,804    1,118,957     3,258,370    1,773,808    39,756,894    157,872     5,265,629    518,448
     1,118,957           --     1,773,808           --       157,872         --       518,448         --
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
    $3,622,761   $1,118,957   $ 5,032,178   $1,773,808   $39,914,766   $157,872   $ 5,784,077   $518,448
    ==========   ==========   ===========   ==========   ===========   ========   ===========   ========

          Victory VIF
          Diversified
            Stock--
         Class A Shares
         --------------
            2004(e)
         --------------
          $     3,493
               18,027
                   --
              317,404
          -----------
              338,924
          -----------
            2,388,147
             (218,206)
                   --
              461,479
            2,885,624
          -----------
            5,517,044
          -----------
                 (499)
          -----------
            5,855,469
                   --
          -----------
          $ 5,855,469
          ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages(R) Access Variable Annuity and MainStay Access Variable Annuity), Series III policies (LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity), Series IV policies (LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity), Series V policies (LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity) and Series VI policies (LifeStages(R) Premium Plus II Variable Annuity, MainStay Premium Plus II Variable Annuity and AmSouth Premium Plus II Variable Annuity). Sales of the Series II policies were discontinued effective October 14, 2002 for the MainStay Access Variable Annuity. This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Variable Insurance Funds, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Liberty Variable Investment Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisors Management Trust, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Account represents the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Account may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc. and Lord, Abbett & Co. LLC, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

  The following investment divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class(1)
MainStay VP Convertible--Initial Class
MainStay VP Government--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP International Equity--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class(2)
MainStay VP S&P 500 Index--Initial Class(3)
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
MainStay VP American Century Income &
  Growth--Initial Class
MainStay VP Dreyfus Large Company Value--Initial Class
MainStay VP Eagle Asset Management Growth
  Equity--Initial Class
MainStay VP Lord Abbett Developing Growth--
  Initial Class
Alger American Small Capitalization--Class O Shares
AmSouth Enhanced Market Fund
AmSouth International Equity Fund
AmSouth Large Cap Fund
AmSouth Mid Cap Fund
Calvert Social Balanced
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth--Class I
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Common Stock--Service Class(4)
MainStay VP Convertible--Service Class
MainStay VP Government--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP International Equity--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class(5)
MainStay VP S&P 500 Index--Service Class(6)
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
MainStay VP American Century Income & Growth--
  Service Class
MainStay VP Dreyfus Large Company Value--
  Service Class
MainStay VP Eagle Asset Management Growth
  Equity--Service Class
MainStay VP Lord Abbett Developing Growth--
  Service Class
Alger American Small Capitalization--Class S Shares
Colonial Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

  Not all investment divisions are available under all policies.

  (1) Formerly MainStay VP Growth Equity--Initial Class

  (2) Formerly MainStay VP Equity Income--Initial Class

  (3) Formerly MainStay VP Indexed Equity--Initial Class

  (4) Formerly MainStay VP Growth Equity--Service Class

  (5) Formerly MainStay VP Equity Income--Service Class

  (6) Formerly MainStay VP Indexed Equity--Service Class

  For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one-year and a three-year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, LifeStages(R) Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, MainStay, Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III and VI policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the one-year Fixed Account of NYLIAC. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the Dollar Cost Averaging Advantage Account.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2004, the investments of the Separate Account are as follows:


                                                                                MAINSTAY VP
                                                       MAINSTAY VP                CAPITAL              MAINSTAY VP
                                                          BOND--               APPRECIATION--             CASH
                                                      INITIAL CLASS            INITIAL CLASS           MANAGEMENT
                                                     -------------------------------------------------------------
Number of shares...................................        17,748                   17,355               199,759
Identified cost....................................      $242,308                 $522,767              $199,759


                                                       MAINSTAY VP              MAINSTAY VP             MAINSTAY VP
                                                         MID CAP                  S&P 500                SMALL CAP
                                                         VALUE--                  INDEX--                GROWTH--
                                                      INITIAL CLASS            INITIAL CLASS           INITIAL CLASS
                                                     ---------------------------------------------------------------
Number of shares...................................        11,798                   26,107                   6,692
Identified cost....................................      $113,687                 $671,418                $ 57,088

  Investment activity for the year ended December 31, 2004, was as follows:


                                                                                MAINSTAY VP
                                                       MAINSTAY VP                CAPITAL              MAINSTAY VP
                                                          BOND--               APPRECIATION--             CASH
                                                      INITIAL CLASS            INITIAL CLASS           MANAGEMENT
                                                     -------------------------------------------------------------
Purchases..........................................      $ 15,751                 $  5,367              $161,258
Proceeds from sales................................        60,025                   60,339               201,751


                                                       MAINSTAY VP              MAINSTAY VP             MAINSTAY VP
                                                         MID CAP                  S&P 500                SMALL CAP
                                                         VALUE--                  INDEX--                GROWTH--
                                                      INITIAL CLASS            INITIAL CLASS           INITIAL CLASS
                                                     ---------------------------------------------------------------
Purchases..........................................      $ 23,667                 $ 25,087                $  9,319
Proceeds from sales................................         5,776                   70,550                   8,846

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                            MAINSTAY VP        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL        MID CAP           MID CAP
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
         15,357            19,526            17,910             80,855             5,239             4,599             7,311
       $359,052          $209,812          $198,001           $724,782          $ 57,793           $45,514           $62,707

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
         14,834            15,773             5,068             4,863             8,753             3,500             3,964
       $280,995          $238,331          $ 54,454          $ 48,171          $130,446           $30,526           $61,757


                                                            MAINSTAY VP        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL        MID CAP           MID CAP
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
       $  7,686          $ 19,730          $ 20,059           $119,814          $ 24,068           $15,047           $19,567
         41,185            33,766            79,653            138,661             9,337             3,704            10,549

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
       $  8,932          $ 11,348          $  5,093          $  7,904          $  3,176           $ 3,723           $ 7,063
         37,935            28,109             6,757             8,118            20,629             6,610            11,693

--------------------------------------------------------------------------------


                                      AMSOUTH         AMSOUTH                                            CALVERT
                                     ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH         SOCIAL
                                    MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND     BALANCED
                                    ------------------------------------------------------------------------------
Number of shares..................       329              62                 485              215         25,511
Identified cost...................    $2,594          $  548            $  4,010          $ 1,539        $47,261

                                                       NEUBERGER                                          VAN KAMPEN
                                                        BERMAN                                               UIF
                                       MFS(R)             AMT                               VAN ECK        EMERGING
                                      UTILITIES         MID-CAP        T. ROWE PRICE       WORLDWIDE       MARKETS
                                      SERIES--         GROWTH--            EQUITY             HARD         EQUITY--
                                    INITIAL CLASS       CLASS I       INCOME PORTFOLIO       ASSETS        CLASS I
                                    --------------------------------------------------------------------------------
Number of shares..................         194             460               9,450            2,612          4,386
Identified cost...................      $2,950          $6,809            $178,027          $37,665        $37,268


                                      AMSOUTH         AMSOUTH                                            CALVERT
                                     ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH         SOCIAL
                                    MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND     BALANCED
                                    ------------------------------------------------------------------------------
Purchases.........................    $  644          $  283            $    917          $   397        $10,003
Proceeds from sales...............       452              72                 691              180          4,203

                                                       NEUBERGER                                          VAN KAMPEN
                                                        BERMAN                                               UIF
                                       MFS(R)             AMT                               VAN ECK        EMERGING
                                      UTILITIES         MID-CAP        T. ROWE PRICE       WORLDWIDE       MARKETS
                                      SERIES--         GROWTH--            EQUITY             HARD         EQUITY--
                                    INITIAL CLASS       CLASS I       INCOME PORTFOLIO       ASSETS        CLASS I
                                    --------------------------------------------------------------------------------
Purchases.........................      $1,580          $2,200            $ 31,079          $25,882        $ 9,965
Proceeds from sales...............         566           3,443              12,452            3,185         10,547

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          3,187            14,496             9,491            24,677             9,583             1,782             2,791
        $26,124          $341,074          $213,356          $610,831          $397,716           $31,734           $46,849

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
        $ 9,054          $ 13,929          $ 16,459          $ 18,338          $  7,363           $ 1,379           $ 2,240
         11,801            27,637            22,891            99,408            53,952             4,463             6,149

--------------------------------------------------------------------------------


                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP              CAPITAL                 COMMON
                                                        BOND--              APPRECIATION--            STOCK--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Number of shares..................................        4,107                  2,026                  1,496
Identified cost...................................     $ 56,354                $41,076                $27,827

                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP             SMALL CAP                TOTAL
                                                    S&P 500 INDEX--            GROWTH--               RETURN--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Number of shares..................................        5,475                  4,562                  2,063
Identified cost...................................     $122,598                $44,566                $32,901


                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP              CAPITAL                 COMMON
                                                        BOND--              APPRECIATION--            STOCK--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Purchases.........................................     $ 38,871                $28,793                $19,406
Proceeds from sales...............................        2,306                  1,878                    849

                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP             SMALL CAP                TOTAL
                                                    S&P 500 INDEX--            GROWTH--               RETURN--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Purchases.........................................     $ 88,793                $33,693                $23,466
Proceeds from sales...............................        2,338                  2,069                  2,119

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                          MAINSTAY VP        MAINSTAY VP                         MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL      MAINSTAY VP         MID CAP         MAINSTAY VP
     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--       MID CAP CORE--       GROWTH--       MID CAP VALUE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
          6,044             3,379             25,778             3,190             2,878             5,276             5,837
        $64,877           $36,766           $250,872           $39,258           $32,649           $50,931           $63,293

                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                         AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER         COLONIAL SMALL
                          CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN          CAP VALUE
      MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL         FUND, VARIABLE
        VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--      SERIES--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B
    ----------------------------------------------------------------------------------------------------------------------------
          3,089             1,465             1,777             1,496             1,492               912                 92
        $46,311           $15,421          $ 18,239           $16,279           $12,535           $16,221            $ 1,549

                                          MAINSTAY VP        MAINSTAY VP                         MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL      MAINSTAY VP         MID CAP         MAINSTAY VP
     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--       MID CAP CORE--       GROWTH--       MID CAP VALUE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
        $45,451           $28,215           $179,230           $31,887           $25,388           $39,936           $48,639
          2,498             4,925              5,781               597               653             4,408               741

                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                         AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER         COLONIAL SMALL
                          CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN          CAP VALUE
      MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL         FUND, VARIABLE
        VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--      SERIES--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B
    ----------------------------------------------------------------------------------------------------------------------------
        $34,628           $12,273          $ 14,582           $11,496           $ 9,161           $12,705            $ 1,572
          2,104               633             1,902             1,966               787               706                 23

--------------------------------------------------------------------------------

                                                              FIDELITY(R)                                              JANUS ASPEN
                         DREYFUS IP        FIDELITY(R)            VIP            FIDELITY(R)        JANUS ASPEN          SERIES
                         TECHNOLOGY            VIP              EQUITY-            VIP MID            SERIES            WORLDWIDE
                          GROWTH--       CONTRAFUND(R)--       INCOME--         CAP-- SERVICE       BALANCED--          GROWTH--
                       SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2        CLASS 2        SERVICE SHARES     SERVICE SHARES
                       -------------------------------------------------------------------------------------------------------------
Number of shares.....        2,265             3,290              2,766              2,489              2,587                766
Identified cost......      $18,976           $76,665            $62,739            $64,001            $61,360            $19,203


                                                              FIDELITY(R)                                              JANUS ASPEN
                         DREYFUS IP        FIDELITY(R)            VIP            FIDELITY(R)        JANUS ASPEN          SERIES
                         TECHNOLOGY            VIP              EQUITY-            VIP MID            SERIES            WORLDWIDE
                          GROWTH--       CONTRAFUND(R)--       INCOME--         CAP-- SERVICE       BALANCED--          GROWTH--
                       SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2        CLASS 2        SERVICE SHARES     SERVICE SHARES
                       -------------------------------------------------------------------------------------------------------------
Purchases............      $13,015           $59,289            $47,936            $60,437            $39,703            $13,633
Proceeds from sales..        1,903               670              1,148              1,389              2,280              1,184

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                           VAN KAMPEN
        MFS(R)                                           NEUBERGER                            UIF
      INVESTORS          MFS(R)           MFS(R)         BERMAN AMT     T. ROWE PRICE       EMERGING       VICTORY VIF
        TRUST           RESEARCH        UTILITIES         MID-CAP           EQUITY          MARKETS        DIVERSIFIED
       SERIES--         SERIES--         SERIES--         GROWTH--          INCOME          EQUITY--         STOCK--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS       CLASS S       PORTFOLIO--II       CLASS II      CLASS A SHARES
    --------------------------------------------------------------------------------------------------------------------
           202              332            1,969              327            3,579            1,293              535
        $3,265           $4,429          $35,986           $5,179          $72,695          $12,169           $5,555

                                                                                           VAN KAMPEN
        MFS(R)                                           NEUBERGER                            UIF
      INVESTORS          MFS(R)           MFS(R)         BERMAN AMT     T. ROWE PRICE       EMERGING       VICTORY VIF
        TRUST           RESEARCH        UTILITIES         MID-CAP           EQUITY          MARKETS        DIVERSIFIED
       SERIES--         SERIES--         SERIES--         GROWTH--          INCOME          EQUITY--         STOCK--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS       CLASS S       PORTFOLIO--II       CLASS II      CLASS A SHARES
    --------------------------------------------------------------------------------------------------------------------
        $2,421           $2,997          $36,069           $6,538          $57,391          $12,413           $5,936
           234              266              262            1,896            1,118            3,089              399

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For LifeStages(R) Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

  For LifeStages(R) Premium Plus Variable Annuity policies, which are part of Series III and LifeStages(R) Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity policies, which are also part of Series III and MainStay Premium Plus II Variable Annuity and AmSouth Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% for the first four payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity, MainStay Premium Plus II Variable Annuity, AmSouth Premium Plus Variable Annuity and AmSouth Premium Plus II Variable Annuity, there is a lower surrender charge.

  For the LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

  For LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

  All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

  NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For LifeStages(R) Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, and VI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

  Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V and VI policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

  The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V and VI policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85% and 1.75%, respectively of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2004 and 2003 were as follows:


                                                                                                        MAINSTAY VP
                                                                      MAINSTAY VP                         CAPITAL
                                                                        BOND--                        APPRECIATION--
                                                                     INITIAL CLASS                     INITIAL CLASS
                                                                -----------------------           -----------------------
                                                                 2004             2003             2004             2003
                                                                ---------------------------------------------------------
SERIES I POLICIES
Units Issued................................................       200              728              352              578
Units Redeemed..............................................    (2,470)          (2,394)          (3,337)          (2,779)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................    (2,270)          (1,666)          (2,985)          (2,201)
                                                                ======           ======           ======           ======
SERIES II POLICIES
Units Issued................................................        --               30                2                1
Units Redeemed..............................................       (25)             (79)             (24)             (15)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................       (25)             (49)             (22)             (14)
                                                                ======           ======           ======           ======
SERIES III POLICIES
Units Issued................................................        37            2,704              227            1,861
Units Redeemed..............................................    (1,014)          (1,053)            (710)            (211)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................      (977)           1,651             (483)           1,650
                                                                ======           ======           ======           ======
SERIES IV POLICIES
Units Issued................................................        43            1,268               55              577
Units Redeemed..............................................      (319)            (287)             (61)             (30)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................      (276)             981               (6)             547
                                                                ======           ======           ======           ======
SERIES V POLICIES
Units Issued................................................         1               28               --                4
Units Redeemed..............................................        (9)              (8)              --               --
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        (8)              20               --                4
                                                                ======           ======           ======           ======
SERIES VI POLICIES
Units Issued................................................        --               --               --               --
Units Redeemed..............................................        --               --               --               --
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        --               --               --               --
                                                                ======           ======           ======           ======

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                             MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP        COMMON STOCK--    CONVERTIBLE--     GOVERNMENT--
      CASH MANAGEMENT       INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
    --------------------   ---------------   --------------   ---------------
     2004      2003(a)      2004     2003     2004    2003     2004     2003
    -------------------------------------------------------------------------
     12,261     16,976        191      286      201   1,318      205      801
    (42,654)   (94,625)    (1,712)  (1,556)  (1,016)  (707)   (3,140)  (4,878)
    -------    -------     ------   ------   ------   -----   ------   ------
    (30,393)   (77,649)    (1,521)  (1,270)    (815)   611    (2,935)  (4,077)
    =======    =======     ======   ======   ======   =====   ======   ======
      1,341      8,111          2        5        3     10        --       61
     (1,380)   (30,445)       (17)     (72)     (18)   (51)      (45)    (186)
    -------    -------     ------   ------   ------   -----   ------   ------
        (39)   (22,334)       (15)     (67)     (15)   (41)      (45)    (125)
    =======    =======     ======   ======   ======   =====   ======   ======
     23,814     38,546        142    1,067      112   2,022       19    3,379
    (32,703)   (55,519)      (374)    (321)    (280)  (171)   (1,213)  (2,204)
    -------    -------     ------   ------   ------   -----   ------   ------
     (8,889)   (16,973)      (232)     746     (168)  1,851   (1,194)   1,175
    =======    =======     ======   ======   ======   =====   ======   ======
     24,505     23,094         31      535       67    715        32    1,547
    (23,347)   (11,450)       (45)     (32)     (63)   (28)     (411)    (771)
    -------    -------     ------   ------   ------   -----   ------   ------
      1,158     11,644        (14)     503        4    687      (379)     776
    =======    =======     ======   ======   ======   =====   ======   ======
      3,216      2,390          5       20        7     14         2       47
     (2,910)      (469)        (1)      --       (3)    --       (16)     (15)
    -------    -------     ------   ------   ------   -----   ------   ------
        306      1,921          4       20        4     14       (14)      32
    =======    =======     ======   ======   ======   =====   ======   ======
     15,234      7,586         --       --       --     --        --       --
     (8,387)    (4,699)        --       --       --     --        --       --
    -------    -------     ------   ------   ------   -----   ------   ------
      6,847      2,887         --       --       --     --        --       --
    =======    =======     ======   ======   ======   =====   ======   ======

--------------------------------------------------------------------------------



                                                                      MAINSTAY VP                     MAINSTAY VP
                                                                      HIGH YIELD                     INTERNATIONAL
                                                                   CORPORATE BOND--                    EQUITY--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                                -----------------------           -------------------
                                                                 2004             2003            2004           2003
                                                                -----------------------------------------------------
SERIES I POLICIES
Units Issued................................................       551            5,528           919             495
Units Redeemed..............................................    (3,313)          (2,766)          (223)          (199)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................    (2,762)           2,762           696             296
                                                                ======           ======           ====           ====
SERIES II POLICIES
Units Issued................................................        71              242            11             131
Units Redeemed..............................................       (50)            (122)           (4)           (120)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................        21              120             7              11
                                                                ======           ======           ====           ====
SERIES III POLICIES
Units Issued................................................       305            5,210           357             712
Units Redeemed..............................................      (842)            (411)          (90)            (83)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................      (537)           4,799           267             629
                                                                ======           ======           ====           ====
SERIES IV POLICIES
Units Issued................................................       312            2,072            72             219
Units Redeemed..............................................      (151)             (89)          (12)             (8)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................       161            1,983            60             211
                                                                ======           ======           ====           ====
SERIES V POLICIES
Units Issued................................................         3              110            21               4
Units Redeemed..............................................       (23)              (4)           --              --
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................       (20)             106            21               4
                                                                ======           ======           ====           ====
SERIES VI POLICIES
Units Issued................................................        --               --            --              --
Units Redeemed..............................................        --               --            --              --
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................        --               --            --              --
                                                                ======           ======           ====           ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     MAINSTAY VP        MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
       MID CAP            MID CAP            MID CAP           S&P 500
       CORE--            GROWTH--            VALUE--           INDEX--
    INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    -------------   -------------------   --------------   ---------------
    2004    2003      2004       2003      2004    2003     2004     2003
    ----------------------------------------------------------------------
     894     585     1,473      2,332      1,617   1,161      393      707
    (175)   (212)     (566)      (102)      (465)  (338)   (2,604)  (2,167)
    ----    ----     -----      -----     ------   -----   ------   ------
     719     373       907      2,230      1,152    823    (2,211)  (1,460)
    ====    ====     =====      =====     ======   =====   ======   ======
      --       8         6          6         11      8        17       24
      (4)     (1)       (2)        (6)        (9)   (10)      (34)     (47)
    ----    ----     -----      -----     ------   -----   ------   ------
      (4)      7         4         --          2     (2)      (17)     (23)
    ====    ====     =====      =====     ======   =====   ======   ======
     184     641       212      1,364        496   1,215      451    3,350
     (42)    (21)     (155)       (69)      (144)  (118)     (463)    (303)
    ----    ----     -----      -----     ------   -----   ------   ------
     142     620        57      1,295        352   1,097      (12)   3,047
    ====    ====     =====      =====     ======   =====   ======   ======
      69     253        98        409        104    726       175    1,231
     (17)    (12)      (33)       (16)       (60)   (34)      (79)     (52)
    ----    ----     -----      -----     ------   -----   ------   ------
      52     241        65        393         44    692        96    1,179
    ====    ====     =====      =====     ======   =====   ======   ======
      --       3        --          5          5     15        12       13
      (2)     --        (1)        --         (2)    --        (2)      --
    ----    ----     -----      -----     ------   -----   ------   ------
      (2)      3        (1)         5          3     15        10       13
    ====    ====     =====      =====     ======   =====   ======   ======
      --      --        --         --         --     --        --       --
      --      --        --         --         --     --        --       --
    ----    ----     -----      -----     ------   -----   ------   ------
      --      --        --         --         --     --        --       --
    ====    ====     =====      =====     ======   =====   ======   ======

--------------------------------------------------------------------------------



                                                      MAINSTAY VP
                                                       SMALL CAP        MAINSTAY VP
                                                        GROWTH--      TOTAL RETURN--
                                                     INITIAL CLASS     INITIAL CLASS
                                                     --------------   ---------------
                                                     2004     2003     2004     2003
                                                     --------------------------------
SERIES I POLICIES
Units Issued.......................................   476    1,825       185      268
Units Redeemed.....................................  (278)    (248)   (1,794)  (1,327)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................   198    1,577    (1,609)  (1,059)
                                                     ====    =====    ======   ======
SERIES II POLICIES
Units Issued.......................................     2        7         2        4
Units Redeemed.....................................    (3)      (2)     (156)     (40)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    (1)       5      (154)     (36)
                                                     ====    =====    ======   ======
SERIES III POLICIES
Units Issued.......................................    73    1,184        65    1,241
Units Redeemed.....................................  (148)     (87)     (166)    (135)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................   (75)   1,097      (101)   1,106
                                                     ====    =====    ======   ======
SERIES IV POLICIES
Units Issued.......................................    36      504        33      435
Units Redeemed.....................................   (36)     (21)      (44)     (24)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    --      483       (11)     411
                                                     ====    =====    ======   ======
SERIES V POLICIES
Units Issued.......................................    --        9         5       26
Units Redeemed.....................................    (1)      --        (2)      (1)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    (1)       9         3       25
                                                     ====    =====    ======   ======
SERIES VI POLICIES
Units Issued.......................................    --       --        --       --
Units Redeemed.....................................    --       --        --       --
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    --       --        --       --
                                                     ====    =====    ======   ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                              MAINSTAY VP
                         MAINSTAY VP        MAINSTAY VP       EAGLE ASSET
      MAINSTAY VP     AMERICAN CENTURY     DREYFUS LARGE      MANAGEMENT
        VALUE--       INCOME & GROWTH--   COMPANY VALUE--   GROWTH EQUITY--
     INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    ---------------   -----------------   ---------------   ---------------
     2004     2003     2004      2003     2004     2003      2004     2003
    -----------------------------------------------------------------------
       213      451     145        221     232       301       113     176
    (1,062)  (1,053)   (368)    (1,308)   (297)   (1,208)   (1,316)   (733)
    ------   ------    ----     ------    ----    ------    ------    ----
      (849)    (602)   (223)    (1,087)    (65)     (907)   (1,203)   (557)
    ======   ======    ====     ======    ====    ======    ======    ====
        --       10      --         10       1         3         1      13
       (14)     (15)     (3)        (5)     (3)       (4)      (21)     (9)
    ------   ------    ----     ------    ----    ------    ------    ----
       (14)      (5)     (3)         5      (2)       (1)      (20)      4
    ======   ======    ====     ======    ====    ======    ======    ====
       223    1,046     111        488     139       540        89     989
      (207)    (141)    (79)       (68)    (92)      (53)     (500)   (142)
    ------   ------    ----     ------    ----    ------    ------    ----
        16      905      32        420      47       487      (411)    847
    ======   ======    ====     ======    ====    ======    ======    ====
        45      685      28        132      15       194        31     235
       (57)     (43)     (9)        (2)    (12)      (14)      (29)    (14)
    ------   ------    ----     ------    ----    ------    ------    ----
       (12)     642      19        130       3       180         2     221
    ======   ======    ====     ======    ====    ======    ======    ====
         1       16       1         --      16         3         3       4
        (2)      --      --         --      --        --        --      --
    ------   ------    ----     ------    ----    ------    ------    ----
        (1)      16       1         --      16         3         3       4
    ======   ======    ====     ======    ====    ======    ======    ====
        --       --      --         --      --        --        --      --
        --       --      --         --      --        --        --      --
    ------   ------    ----     ------    ----    ------    ------    ----
        --       --      --         --      --        --        --      --
    ======   ======    ====     ======    ====    ======    ======    ====

--------------------------------------------------------------------------------



                                                         MAINSTAY VP
                                                         LORD ABBETT           ALGER AMERICAN
                                                     DEVELOPING GROWTH--   SMALL CAPITALIZATION--
                                                        INITIAL CLASS          CLASS O SHARES
                                                     -------------------   -----------------------
                                                       2004       2003        2004         2003
                                                     ---------------------------------------------
SERIES I POLICIES
Units Issued.......................................      29        581         112          338
Units Redeemed.....................................    (306)      (380)       (591)        (536)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................    (277)       201        (479)        (198)
                                                       ====       ====        ====         ====
SERIES II POLICIES
Units Issued.......................................      --         12           6            6
Units Redeemed.....................................      (7)        (3)        (11)         (34)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................      (7)         9          (5)         (28)
                                                       ====       ====        ====         ====
SERIES III POLICIES
Units Issued.......................................      33        455         260          778
Units Redeemed.....................................     (77)       (18)       (200)        (212)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................     (44)       437          60          566
                                                       ====       ====        ====         ====
SERIES IV POLICIES
Units Issued.......................................      12         92          20          135
Units Redeemed.....................................      (5)        (2)        (10)          (6)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................       7         90          10          129
                                                       ====       ====        ====         ====
SERIES V POLICIES
Units Issued.......................................      --          1           5            4
Units Redeemed.....................................      --         --          --           --
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................      --          1           5            4
                                                       ====       ====        ====         ====
SERIES VI POLICIES
Units Issued.......................................      --         --          --           --
Units Redeemed.....................................      --         --          --           --
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................      --         --          --           --
                                                       ====       ====        ====         ====

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



       AMSOUTH          AMSOUTH
       ENHANCED      INTERNATIONAL       AMSOUTH          AMSOUTH
     MARKET FUND      EQUITY FUND     LARGE CAP FUND    MID CAP FUND
    --------------   --------------   --------------   --------------
    2004   2003(a)   2004   2003(a)   2004   2003(a)   2004   2003(a)
    -----------------------------------------------------------------
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     32       68      10      16       45      125      28      51
    (37)     (14)     (2)     (1)     (63)     (32)    (18)     (8)
    ---      ---     ----     --      ---      ---     ---      --
     (5)      54       8      15      (18)      93      10      43
    ===      ===     ====     ==      ===      ===     ===      ==
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     24       12      10       3       40       12      14       7
     (2)      --      (1)     --       (3)      --      (1)     --
    ---      ---     ----     --      ---      ---     ---      --
     22       12       9       3       37       12      13       7
    ===      ===     ====     ==      ===      ===     ===      ==

--------------------------------------------------------------------------------



                                                        CALVERT            DREYFUS IP
                                                         SOCIAL       TECHNOLOGY GROWTH--
                                                        BALANCED         INITIAL SHARES
                                                     --------------   --------------------
                                                     2004   2003(a)     2004       2003
                                                     -------------------------------------
SERIES I POLICIES
Units Issued.......................................  163      155         68       1,387
Units Redeemed.....................................  (134)   (127)      (159)       (175)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................   29       28        (91)      1,212
                                                     ====    ====       ====       =====
SERIES II POLICIES
Units Issued.......................................    4        2         --           4
Units Redeemed.....................................   (1)      (3)        (6)         (9)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................    3       (1)        (6)         (5)
                                                     ====    ====       ====       =====
SERIES III POLICIES
Units Issued.......................................  230      502         25         963
Units Redeemed.....................................  (59)     (31)      (274)       (106)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................  171      471       (249)        857
                                                     ====    ====       ====       =====
SERIES IV POLICIES
Units Issued.......................................  184      175         34         162
Units Redeemed.....................................  (12)      (3)       (13)         (6)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................  172      172         21         156
                                                     ====    ====       ====       =====
SERIES V POLICIES
Units Issued.......................................   54        5          2           2
Units Redeemed.....................................   --       --         (2)         --
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................   54        5         --           2
                                                     ====    ====       ====       =====
SERIES VI POLICIES
Units Issued.......................................  107       43         --          --
Units Redeemed.....................................   (4)      --         --          --
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................  103       43         --          --
                                                     ====    ====       ====       =====

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                            JANUS ASPEN
                                          JANUS ASPEN         SERIES
      FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE
          VIP               VIP           BALANCED--         GROWTH--
    CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
    ---------------   ---------------   ---------------   ---------------
     2004     2003     2004     2003     2004     2003     2004     2003
    ---------------------------------------------------------------------
       794      678      684      645      390      662      265      419
    (1,424)  (1,200)  (1,138)  (1,014)  (4,203)  (3,784)  (3,117)  (3,175)
    ------   ------   ------   ------   ------   ------   ------   ------
      (630)    (522)    (454)    (369)  (3,813)  (3,122)  (2,852)  (2,756)
    ======   ======   ======   ======   ======   ======   ======   ======
        17       14       52       14        5       18        2        5
       (20)      (6)     (17)      (7)     (64)     (37)     (31)     (23)
    ------   ------   ------   ------   ------   ------   ------   ------
        (3)       8       35        7      (59)     (19)     (29)     (18)
    ======   ======   ======   ======   ======   ======   ======   ======
       492    2,104      218    1,194      118    2,516       55    1,043
      (351)    (247)    (301)    (198)  (1,147)    (633)    (670)    (370)
    ------   ------   ------   ------   ------   ------   ------   ------
       141    1,857      (83)     996   (1,029)   1,883     (615)     673
    ======   ======   ======   ======   ======   ======   ======   ======
       127      682       71      526       87    1,225       37      414
       (48)     (37)     (43)     (23)    (203)     (77)     (84)     (22)
    ------   ------   ------   ------   ------   ------   ------   ------
        79      645       28      503     (116)   1,148      (47)     392
    ======   ======   ======   ======   ======   ======   ======   ======
         7       27       23       27       10       47        4        7
        (2)      (1)      (2)      (1)      (1)      (8)      --       --
    ------   ------   ------   ------   ------   ------   ------   ------
         5       26       21       26        9       39        4        7
    ======   ======   ======   ======   ======   ======   ======   ======
        --       --       --       --       --       --       --       --
        --       --       --       --       --       --       --       --
    ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --       --       --       --       --
    ======   ======   ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                                         MFS(R)           MFS(R)
                                                     INVESTORS TRUST     RESEARCH      MFS(R) UTILITIES
                                                        SERIES--         SERIES--          SERIES--
                                                      INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
                                                     ---------------   -------------   -----------------
                                                      2004     2003    2004    2003     2004      2003
                                                     ---------------------------------------------------
SERIES I POLICIES
Units Issued.......................................     43       90      63     101       80        57
Units Redeemed.....................................   (329)    (343)   (420)   (429)     (22)       (5)
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................   (286)    (253)   (357)   (328)      58        52
                                                      ====     ====    ====    ====      ===       ===
SERIES II POLICIES
Units Issued.......................................     --        5      --       1       --         2
Units Redeemed.....................................     (1)      (1)     (7)     (5)      --        (1)
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................     (1)       4      (7)     (4)      --         1
                                                      ====     ====    ====    ====      ===       ===
SERIES III POLICIES
Units Issued.......................................     21      145      33     206       68        82
Units Redeemed.....................................    (61)     (63)   (104)    (77)     (22)      (10)
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................    (40)      82     (71)    129       46        72
                                                      ====     ====    ====    ====      ===       ===
SERIES IV POLICIES
Units Issued.......................................      8       71       4      64       --         4
Units Redeemed.....................................    (11)      (2)     (9)     (2)      --        --
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................     (3)      69      (5)     62       --         4
                                                      ====     ====    ====    ====      ===       ===
SERIES V POLICIES
Units Issued.......................................      1        6       1       1        2         1
Units Redeemed.....................................     --       --      --      --       --        --
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................      1        6       1       1        2         1
                                                      ====     ====    ====    ====      ===       ===
SERIES VI POLICIES
Units Issued.......................................     --       --      --      --       --        --
Units Redeemed.....................................     --       --      --      --       --        --
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................     --       --      --      --       --        --
                                                      ====     ====    ====    ====      ===       ===

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                            VAN KAMPEN
    NEUBERGER BERMAN                                           UIF
       AMT MID-CAP      T. ROWE PRICE      VAN ECK           EMERGING
        GROWTH--        EQUITY INCOME     WORLDWIDE      MARKETS EQUITY--
         CLASS I          PORTFOLIO      HARD ASSETS         CLASS I
    -----------------   -------------   --------------   ----------------
     2004      2003     2004    2003    2004   2003(a)   2004      2003
    ---------------------------------------------------------------------
       14       279     1,539   1,172   559      183      221       233
     (135)      (17)    (767)   (603)   (93)     (92)    (306)     (285)
     ----       ---     -----   -----   ----     ---     ----      ----
     (121)      262      772     569    466       91      (85)      (52)
     ====       ===     =====   =====   ====     ===     ====      ====
        2         6        9      33      6       11       11        74
       (4)       (2)     (27)    (13)    (2)      (2)     (85)       (3)
     ----       ---     -----   -----   ----     ---     ----      ----
       (2)        4      (18)     20      4        9      (74)       71
     ====       ===     =====   =====   ====     ===     ====      ====
       12       212      534    1,439   622      227       86       238
      (26)      (19)    (257)   (218)   (31)     (27)     (40)      (29)
     ----       ---     -----   -----   ----     ---     ----      ----
      (14)      193      277    1,221   591      200       46       209
     ====       ===     =====   =====   ====     ===     ====      ====
        1        36      134     690    370       84       34        55
       (4)       (1)     (64)    (26)   (11)      (2)      (5)       (3)
     ----       ---     -----   -----   ----     ---     ----      ----
       (3)       35       70     664    359       82       29        52
     ====       ===     =====   =====   ====     ===     ====      ====
        1         7       14      32     17        4        2         1
       --        --       (5)     (1)    (1)      --       --        --
     ----       ---     -----   -----   ----     ---     ----      ----
        1         7        9      31     16        4        2         1
     ====       ===     =====   =====   ====     ===     ====      ====
       --        --       --      --    224       26       --        --
       --        --       --      --     (1)      --       --        --
     ----       ---     -----   -----   ----     ---     ----      ----
       --        --       --      --    223       26       --        --
     ====       ===     =====   =====   ====     ===     ====      ====

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                         MAINSTAY VP
                                                                    BOND--                      CAPITAL APPRECIATION--
                                                                 SERVICE CLASS                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(f)           2003(b)           2004(f)           2003(b)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................       462              318               423               250
Units Redeemed.........................................       (21)             (22)              (18)               (2)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       441              296               405               248
                                                            =====              ===               ===               ===
SERIES II POLICIES
Units Issued...........................................         1               --                 1                --
Units Redeemed.........................................        --               --                --                --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................         1               --                 1                --
                                                            =====              ===               ===               ===
SERIES III POLICIES
Units Issued...........................................     1,352              644               990               475
Units Redeemed.........................................       (56)              (4)              (68)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................     1,296              640               922               474
                                                            =====              ===               ===               ===
SERIES IV POLICIES
Units Issued...........................................     1,111              602               563               407
Units Redeemed.........................................       (54)             (10)              (43)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................     1,057              592               520               406
                                                            =====              ===               ===               ===
SERIES V POLICIES
Units Issued...........................................        99               43                31                 8
Units Redeemed.........................................        (4)              (2)               (1)               --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................        95               41                30                 8
                                                            =====              ===               ===               ===
SERIES VI POLICIES
Units Issued...........................................       653              339               595               198
Units Redeemed.........................................       (79)              (1)              (18)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       574              338               577               197
                                                            =====              ===               ===               ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                                                                    MAINSTAY VP
        MAINSTAY VP         MAINSTAY VP         MAINSTAY VP         HIGH YIELD
      COMMON STOCK--       CONVERTIBLE--       GOVERNMENT--      CORPORATE BOND--
       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
     -----------------   -----------------   -----------------   -----------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)
     -----------------------------------------------------------------------------
       237       162        570      348       380       289      1,803       929
       (12)       --        (33)      (1)      (38)      (17)       (80)       (9)
       ---       ---      -----      ---       ---       ---      -----     -----
       225       162        537      347       342       272      1,723       920
       ===       ===      =====      ===       ===       ===      =====     =====
        --        --          2       --        --        --          6        --
        --        --         --       --        --        --         --        --
       ---       ---      -----      ---       ---       ---      -----     -----
        --        --          2       --        --        --          6        --
       ===       ===      =====      ===       ===       ===      =====     =====
       574       274      1,393      709       924       433      5,247     2,521
       (15)       (1)       (61)      (2)      (36)      (11)      (186)      (26)
       ---       ---      -----      ---       ---       ---      -----     -----
       559       273      1,332      707       888       422      5,061     2,495
       ===       ===      =====      ===       ===       ===      =====     =====
       546       294      1,153      649       768       435      3,999     2,234
       (29)       (1)       (43)      (5)      (57)      (10)      (182)      (10)
       ---       ---      -----      ---       ---       ---      -----     -----
       517       293      1,110      644       711       425      3,817     2,224
       ===       ===      =====      ===       ===       ===      =====     =====
        14         4         81       49        54        43        491       256
        --        (1)        (1)      --       (25)       --        (49)       (1)
       ---       ---      -----      ---       ---       ---      -----     -----
        14         3         80       49        29        43        442       255
       ===       ===      =====      ===       ===       ===      =====     =====
       290       130        875      317       386       186      2,423       811
        (3)       --        (71)      (1)      (84)       (1)       (59)       (2)
       ---       ---      -----      ---       ---       ---      -----     -----
       287       130        804      316       302       185      2,364       809
       ===       ===      =====      ===       ===       ===      =====     =====

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                         MAINSTAY VP
                                                            INTERNATIONAL EQUITY--                  MID CAP CORE--
                                                                 SERVICE CLASS                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(f)           2003(b)           2004(f)           2003(b)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................       336              114               300               126
Units Redeemed.........................................        (9)              --               (11)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       327              114               289               125
                                                            =====              ===               ===               ===
SERIES II POLICIES
Units Issued...........................................         1               --                 1                --
Units Redeemed.........................................        --               --                --                --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................         1               --                 1                --
                                                            =====              ===               ===               ===
SERIES III POLICIES
Units Issued...........................................     1,028              255               718               237
Units Redeemed.........................................       (20)              (1)              (24)               --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................     1,008              254               694               237
                                                            =====              ===               ===               ===
SERIES IV POLICIES
Units Issued...........................................       815              247               513               229
Units Redeemed.........................................       (34)              (1)              (22)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       781              246               491               228
                                                            =====              ===               ===               ===
SERIES V POLICIES
Units Issued...........................................        46                7                31                16
Units Redeemed.........................................        --               --                --                --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................        46                7                31                16
                                                            =====              ===               ===               ===
SERIES VI POLICIES
Units Issued...........................................       464              121               452               113
Units Redeemed.........................................        (7)              --                (5)               --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       457              121               447               113
                                                            =====              ===               ===               ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        MAINSTAY VP         MAINSTAY VP         MAINSTAY VP          MAINSTAY VP
     MID CAP GROWTH--     MID CAP VALUE--     S&P 500 INDEX--    SMALL CAP GROWTH--
       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
     -----------------   -----------------   -----------------   -------------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)   2004(f)    2003(b)
     -------------------------------------------------------------------------------
        477      198        497      208      1,155       609      421        194
        (21)      (1)       (16)      (1)       (48)       (3)     (20)        (2)
      -----      ---      -----      ---      -----     -----      ---        ---
        456      197        481      207      1,107       606      401        192
      =====      ===      =====      ===      =====     =====      ===        ===
          1       --          3       --          2        --        1         --
         --       --         --       --         --        --       --         --
      -----      ---      -----      ---      -----     -----      ---        ---
          1       --          3       --          2        --        1         --
      =====      ===      =====      ===      =====     =====      ===        ===
      1,097      434      1,402      559      3,126     1,219      942        385
        (37)      (1)       (42)     (10)       (80)       (4)     (61)        (1)
      -----      ---      -----      ---      -----     -----      ---        ---
      1,060      433      1,360      549      3,046     1,215      881        384
      =====      ===      =====      ===      =====     =====      ===        ===
        833      433      1,175      445      2,188     1,040      807        356
        (41)      (1)       (37)      (3)       (94)       (2)     (38)        (3)
      -----      ---      -----      ---      -----     -----      ---        ---
        792      432      1,138      442      2,094     1,038      769        353
      =====      ===      =====      ===      =====     =====      ===        ===
         46       16         53       11        117       121       43          8
         (1)      --         (1)      --         (8)       (1)      --         --
      -----      ---      -----      ---      -----     -----      ---        ---
         45       16         52       11        109       120       43          8
      =====      ===      =====      ===      =====     =====      ===        ===
        602      245        880      219      1,201       417      608        180
        (38)      (1)       (18)      (1)       (55)       (3)     (52)        --
      -----      ---      -----      ---      -----     -----      ---        ---
        564      244        862      218      1,146       414      556        180
      =====      ===      =====      ===      =====     =====      ===        ===

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                         MAINSTAY VP
                                                                TOTAL RETURN--                          VALUE--
                                                                 SERVICE CLASS                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(F)           2003(B)           2004(F)           2003(B)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................      348               172                425              224
Units Redeemed.........................................      (18)               (1)               (15)              (1)
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      330               171                410              223
                                                             ===               ===              =====              ===
SERIES II POLICIES
Units Issued...........................................       --                --                  1               --
Units Redeemed.........................................       --                --                 --               --
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................       --                --                  1               --
                                                             ===               ===              =====              ===
SERIES III POLICIES
Units Issued...........................................      869               401              1,138              442
Units Redeemed.........................................      (59)               (2)               (32)              (1)
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      810               399              1,106              441
                                                             ===               ===              =====              ===
SERIES IV POLICIES
Units Issued...........................................      478               300                735              393
Units Redeemed.........................................      (28)               (1)               (26)              (1)
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      450               299                709              392
                                                             ===               ===              =====              ===
SERIES V POLICIES
Units Issued...........................................       30                15                 29               14
Units Redeemed.........................................       (1)               --                 --               --
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................       29                15                 29               14
                                                             ===               ===              =====              ===
SERIES VI POLICIES
Units Issued...........................................      395               207                511              185
Units Redeemed.........................................      (48)               (2)               (17)              --
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      347               205                494              185
                                                             ===               ===              =====              ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                MAINSTAY VP
        MAINSTAY VP         MAINSTAY VP         EAGLE ASSET          MAINSTAY VP
     AMERICAN CENTURY      DREYFUS LARGE     MANAGEMENT GROWTH       LORD ABBETT
     INCOME & GROWTH--    COMPANY VALUE--        EQUITY--        DEVELOPING GROWTH--
       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
     -----------------   -----------------   -----------------   -------------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)   2004(f)    2003(b)
     -------------------------------------------------------------------------------
       157        45       189        73       129        74       109         56
        (2)       --       (11)       --       (12)       --        (3)        (1)
       ---       ---       ---       ---       ---       ---       ---        ---
       155        45       178        73       117        74       106         55
       ===       ===       ===       ===       ===       ===       ===        ===
         1        --        --        --        --        --        --         --
        --        --        --        --        --        --        --         --
       ---       ---       ---       ---       ---       ---       ---        ---
         1        --        --        --        --        --        --         --
       ===       ===       ===       ===       ===       ===       ===        ===
       312       127       396       160       400       248       283        127
       (15)       (1)      (15)       --       (49)       (1)      (10)        --
       ---       ---       ---       ---       ---       ---       ---        ---
       297       126       381       160       351       247       273        127
       ===       ===       ===       ===       ===       ===       ===        ===
       301       124       296       181       326       202       255        118
       (14)       (1)      (16)       --       (47)       (1)      (15)        (1)
       ---       ---       ---       ---       ---       ---       ---        ---
       287       123       280       181       279       201       240        117
       ===       ===       ===       ===       ===       ===       ===        ===
        22         2        34        12        20         6         9          6
        --        --        (1)       --        --        --        (1)        --
       ---       ---       ---       ---       ---       ---       ---        ---
        22         2        33        12        20         6         8          6
       ===       ===       ===       ===       ===       ===       ===        ===
       236        53       235        80       197       114       127         61
        (7)       --        (6)       --       (54)       --        (6)        --
       ---       ---       ---       ---       ---       ---       ---        ---
       229        53       229        80       143       114       121         61
       ===       ===       ===       ===       ===       ===       ===        ===

--------------------------------------------------------------------------------


                                                                 COLONIAL SMALL CAP
                                           ALGER AMERICAN           VALUE FUND,       DREYFUS IP TECHNOLOGY
                                       SMALL CAPITALIZATION--    VARIABLE SERIES--          GROWTH--
                                           CLASS S SHARES             CLASS B            SERVICE SHARES
                                       -----------------------   ------------------   ---------------------
                                        2004(f)      2003(b)          2004(g)          2004(f)     2003(b)
                                       --------------------------------------------------------------------
SERIES I POLICIES
Units Issued.........................     161           55               49              191         105
Units Redeemed.......................      (6)          --               --              (18)         (1)
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     155           55               49              173         104
                                          ===          ===              ===              ===         ===
SERIES II POLICIES
Units Issued.........................       1           --                1               --          --
Units Redeemed.......................      --           --               --               --          --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............       1           --                1               --          --
                                          ===          ===              ===              ===         ===
SERIES III POLICIES
Units Issued.........................     332          130               29              396         248
Units Redeemed.......................     (10)          --               --              (19)         (1)
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     322          130               29              377         247
                                          ===          ===              ===              ===         ===
SERIES IV POLICIES
Units Issued.........................     315          132               41              307         230
Units Redeemed.......................     (15)          --               --              (25)         --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     300          132               41              282         230
                                          ===          ===              ===              ===         ===
SERIES V POLICIES
Units Issued.........................      17            2               --               11           9
Units Redeemed.......................      (1)          --               --               (2)         --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............      16            2               --                9           9
                                          ===          ===              ===              ===         ===
SERIES VI POLICIES
Units Issued.........................     166           41               27              173         112
Units Redeemed.......................      (2)          --               --              (30)         --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     164           41               27              143         112
                                          ===          ===              ===              ===         ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(c) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(g) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



      FIDELITY(R) VIP     FIDELITY(R) VIP      FIDELITY(R)        JANUS ASPEN
      CONTRAFUND(R)--     EQUITY-INCOME--     VIP MID CAP--    SERIES BALANCED--
      SERVICE CLASS 2     SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES
     -----------------   -----------------   ---------------   ------------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004    2003(c)   2004(f)   2003(b)
     ----------------------------------------------------------------------------
        661      321        578      253     1,908     199        538      413
        (24)      (3)       (19)      (2)     (70)      --        (24)      (3)
      -----      ---      -----      ---     -----     ---      -----      ---
        637      318        559      251     1,838     199        514      410
      =====      ===      =====      ===     =====     ===      =====      ===
          3       --          1       --        7       --          1       --
         --       --         --       --       --       --         --       --
      -----      ---      -----      ---     -----     ---      -----      ---
          3       --          1       --        7       --          1       --
      =====      ===      =====      ===     =====     ===      =====      ===
      1,688      617      1,379      505     1,452     110      1,179      781
        (38)      (1)       (31)      (1)     (22)      (3)       (63)      (2)
      -----      ---      -----      ---     -----     ---      -----      ---
      1,650      616      1,348      504     1,430     107      1,116      779
      =====      ===      =====      ===     =====     ===      =====      ===
      1,580      469      1,174      424      951       95      1,202      726
        (43)      (2)       (53)      (3)     (26)      --        (55)      (4)
      -----      ---      -----      ---     -----     ---      -----      ---
      1,537      467      1,121      421      925       95      1,147      722
      =====      ===      =====      ===     =====     ===      =====      ===
        113       29        123       71       77        4         83       42
         (2)      (1)       (11)      --       --       --        (24)      --
      -----      ---      -----      ---     -----     ---      -----      ---
        111       28        112       71       77        4         59       42
      =====      ===      =====      ===     =====     ===      =====      ===
        977      219        889      261      625       44        652      388
        (22)      --        (18)      (1)      (5)      --        (35)      (1)
      -----      ---      -----      ---     -----     ---      -----      ---
        955      219        871      260      620       44        617      387
      =====      ===      =====      ===     =====     ===      =====      ===

--------------------------------------------------------------------------------



                                                              JANUS ASPEN SERIES                   MFS(R) INVESTORS
                                                              WORLDWIDE GROWTH--                    TRUST SERIES--
                                                                SERVICE SHARES                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(F)           2003(B)           2004(F)           2003(B)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................      188               122               60                12
Units Redeemed.........................................      (12)               (1)              (2)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      176               121               58                12
                                                             ===               ===               ==                ==
SERIES II POLICIES
Units Issued...........................................       --                --               --                --
Units Redeemed.........................................       --                --               --                --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................       --                --               --                --
                                                             ===               ===               ==                ==
SERIES III POLICIES
Units Issued...........................................      431               223               46                32
Units Redeemed.........................................      (19)               --               (2)               (3)
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      412               223               44                29
                                                             ===               ===               ==                ==
SERIES IV POLICIES
Units Issued...........................................      349               196               53                43
Units Redeemed.........................................      (29)               (1)              (5)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      320               195               48                43
                                                             ===               ===               ==                ==
SERIES V POLICIES
Units Issued...........................................       33                 2                3                 1
Units Redeemed.........................................       (2)               --               (1)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................       31                 2                2                 1
                                                             ===               ===               ==                ==
SERIES VI POLICIES
Units Issued...........................................      167                88               53                17
Units Redeemed.........................................       (5)               --               (4)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      162                88               49                17
                                                             ===               ===               ==                ==

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(d) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                               NEUBERGER BERMAN
          MFS(R)               MFS(R)             AMT MID-CAP        T. ROWE PRICE
     RESEARCH SERIES--   UTILITIES SERIES--        GROWTH--          EQUITY INCOME
       SERVICE CLASS        SERVICE CLASS           CLASS S          PORTFOLIO--II
     -----------------   -------------------   -----------------   -----------------
     2004(f)   2003(b)   2004(d)    2003(b)    2004(f)   2003(b)   2004(f)   2003(b)
     -------------------------------------------------------------------------------
       42        35       1,111        --        110        1         563      228
       (3)       --         (19)       --         (2)      --         (22)      (4)
       --        --       -----        --        ---       --       -----      ---
       39        35       1,092        --        108        1         541      224
       ==        ==       =====        ==        ===       ==       =====      ===
       --        --          12        --         --       --           2       --
       --        --          --        --         --       --          --       --
       --        --       -----        --        ---       --       -----      ---
       --        --          12        --         --       --           2       --
       ==        ==       =====        ==        ===       ==       =====      ===
       77        58         761         7        122       10       1,651      519
       (5)       --          (5)       --         (2)      --         (41)      (1)
       --        --       -----        --        ---       --       -----      ---
       72        58         756         7        120       10       1,610      518
       ==        ==       =====        ==        ===       ==       =====      ===
       92        43         445         5         95       24       1,532      481
       (4)       --          (6)       --         (3)      --         (69)      (3)
       --        --       -----        --        ---       --       -----      ---
       88        43         439         5         92       24       1,463      478
       ==        ==       =====        ==        ===       ==       =====      ===
        1         1          27         1         18        7         162       85
       --        --          --        --         (1)      --          (9)      (1)
       --        --       -----        --        ---       --       -----      ---
        1         1          27         1         17        7         153       84
       ==        ==       =====        ==        ===       ==       =====      ===
       44        25         452        --        150        5         963      292
       (1)       --          (1)       --        (79)      --         (22)      --
       --        --       -----        --        ---       --       -----      ---
       43        25         451        --         71        5         941      292
       ==        ==       =====        ==        ===       ==       =====      ===

--------------------------------------------------------------------------------



                                                                     VAN KAMPEN UIF                  VICTORY VIF
                                                                        EMERGING                     DIVERSIFIED
                                                                    MARKETS EQUITY--                   STOCK--
                                                                        CLASS II                    CLASS A SHARES
                                                                -------------------------           --------------
                                                                2004(f)           2003(b)              2004(e)
                                                                --------------------------------------------------
SERIES I POLICIES
Units Issued................................................      109                31                  202
Units Redeemed..............................................       (6)               --                  (18)
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      103                31                  184
                                                                  ===               ===                  ===
SERIES II POLICIES
Units Issued................................................       --                --                   --
Units Redeemed..............................................       --                --                   --
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................       --                --                   --
                                                                  ===               ===                  ===
SERIES III POLICIES
Units Issued................................................      230               108                  107
Units Redeemed..............................................      (33)               --                   (1)
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      197               108                  106
                                                                  ===               ===                  ===
SERIES IV POLICIES
Units Issued................................................      239                53                  148
Units Redeemed..............................................       (5)               --                   (1)
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      234                53                  147
                                                                  ===               ===                  ===
SERIES V POLICIES
Units Issued................................................        6                --                    1
Units Redeemed..............................................       --                --                   --
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................        6                --                    1
                                                                  ===               ===                  ===
SERIES VI POLICIES
Units Issued................................................      125                22                   91
Units Redeemed..............................................       (3)               --                   --
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      122                22                   91
                                                                  ===               ===                  ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(e) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2004, 2003, 2002, 2001 and 2000:


                                                                           MAINSTAY VP
                                                                       BOND--INITIAL CLASS
                                                       ---------------------------------------------------
                                                         2004       2003       2002       2001      2000
                                                       ---------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $165,678   $196,827   $216,196   $158,984   $85,728
Units Outstanding..................................      10,346     12,616     14,282     11,339     6,588
Variable Accumulation Unit Value...................    $  16.01   $  15.60   $  15.14   $  14.02   $ 13.01
Total Return.......................................        2.6%       3.1%       8.0%       7.8%      8.3%
Investment Income Ratio............................        3.3%       3.7%       5.1%       6.4%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,250   $  1,536   $  2,094   $  1,100   $   167
Units Outstanding..................................          96        121        170         96        16
Variable Accumulation Unit Value...................    $  13.00   $  12.68   $  12.32   $  11.43   $ 10.62
Total Return.......................................        2.5%       2.9%       7.8%       7.6%      6.2%
Investment Income Ratio............................        3.2%       3.3%       5.5%       6.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 53,616   $ 64,492   $ 42,745   $  7,920   $   188
Units Outstanding..................................       4,212      5,189      3,538        706        18
Variable Accumulation Unit Value...................    $  12.73   $  12.43   $  12.08   $  11.21   $ 10.43
Total Return.......................................        2.4%       2.9%       7.7%       7.5%      4.3%
Investment Income Ratio............................        3.3%       4.2%       8.5%      13.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 14,522   $ 17,219   $  6,150   $     --   $    --
Units Outstanding..................................       1,276      1,552        571         --        --
Variable Accumulation Unit Value...................    $  11.39   $  11.10   $  10.77   $     --   $    --
Total Return.......................................        2.6%       3.0%       7.7%         --        --
Investment Income Ratio............................        3.4%       4.8%      18.9%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    274   $    356   $    137   $     --   $    --
Units Outstanding..................................          25         33         13         --        --
Variable Accumulation Unit Value...................    $  11.03   $  10.80   $  10.52   $     --   $    --
Total Return.......................................        2.2%       2.6%       5.2%         --        --
Investment Income Ratio............................        3.2%       4.5%      23.5%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $    --
Units Outstanding..................................          --         --         --         --        --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $    --
Total Return.......................................          --         --         --         --        --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                              MAINSTAY VP                                            MAINSTAY VP
                  CAPITAL APPRECIATION--INITIAL CLASS                              CASH MANAGEMENT
          ----------------------------------------------------   ----------------------------------------------------
            2004       2003       2002       2001       2000       2004       2003       2002       2001       2000
          -----------------------------------------------------------------------------------------------------------
          $338,179   $377,779   $330,249   $553,783   $748,887   $125,022   $163,925   $263,444   $260,067   $164,643
            20,255     23,240     25,441     29,099     29,793    100,042    130,435    208,084    205,310    133,091
          $  16.70   $  16.26   $  12.98   $  19.03   $  25.14   $   1.25   $   1.26   $   1.27   $   1.27   $   1.24
              2.7%      25.2%     (31.8%)    (24.3%)    (12.0%)     (0.6%)     (0.7%)     (0.1%)      2.4%       4.6%
              0.2%       0.2%       0.1%       0.1%                  0.8%       0.7%       1.3%       3.6%

          $    862   $    976   $    847   $  1,333   $  1,171   $  3,728   $  3,796   $ 27,216   $ 16,214   $  4,180
               138        160        174        186        123      3,618      3,657     25,991     15,454      4,074
          $   6.26   $   6.11   $   4.88   $   7.17   $   9.48   $   1.03   $   1.04   $   1.05   $   1.05   $   1.03
              2.6%      25.0%     (31.9%)    (24.4%)     (5.2%)     (0.7%)     (0.9%)     (0.2%)      2.3%       2.6%
              0.2%       0.2%       0.1%       0.1%                  0.8%       0.7%       1.4%       3.4%

          $ 23,810   $ 25,919   $ 13,383   $ 11,161   $  1,817   $ 40,778   $ 50,236   $ 68,335   $ 31,624   $  2,635
             4,168      4,651      3,001      1,704        210     39,941     48,830     65,803     30,376      2,586
          $   5.71   $   5.57   $   4.46   $   6.55   $   8.67   $   1.02   $   1.03   $   1.04   $   1.04   $   1.02
              2.5%      25.0%     (31.9%)    (24.5%)    (13.3%)     (0.8%)     (0.9%)     (0.3%)      2.1%       1.9%
              0.2%       0.3%       0.1%       0.2%                  0.8%       0.7%       1.3%       3.0%

          $  8,988   $  8,812   $  2,958   $     --   $     --   $ 17,481   $ 16,441   $  4,942   $     --   $     --
               937        943        396         --         --     17,751     16,593      4,949         --         --
          $   9.59   $   9.34   $   7.46   $     --   $     --   $   0.98   $   0.99   $   1.00   $     --   $     --
              2.7%      25.2%     (25.4%)        --         --      (0.6%)     (0.8%)     (0.1%)        --         --
              0.2%       0.3%       0.5%         --                  0.9%       0.6%       1.1%         --

          $     58   $     60   $     14   $     --   $     --   $  2,339   $  2,061   $    170   $     --   $     --
                 5          5          1         --         --      2,397      2,091        170         --         --
          $  11.73   $  11.47   $   9.20   $     --   $     --   $   0.98   $   0.99   $   1.00   $     --   $     --
              2.2%      24.7%      (8.0%)        --         --      (1.0%)     (1.2%)     (0.3%)        --         --
              0.3%       0.3%       1.1%         --                  0.8%       0.6%       1.0%         --

          $     --   $     --   $     --   $     --   $     --   $  9,581   $  2,868   $     --   $     --   $     --
                --         --         --         --         --      9,734      2,887         --         --         --
          $     --   $     --   $     --   $     --   $     --   $   0.98   $   0.99   $     --   $     --   $     --
                --         --         --         --         --      (0.9%)     (0.7%)        --         --         --
                --         --         --         --                  1.0%       0.6%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                   COMMON STOCK--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2004       2003       2002       2001       2000
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $270,485   $278,265   $244,017   $359,198   $419,759
Units Outstanding..................................      12,168     13,689     14,959     16,447     15,714
Variable Accumulation Unit Value...................    $  22.23   $  20.33   $  16.31   $  21.84   $  26.71
Total Return.......................................        9.4%      24.6%     (25.3%)    (18.2%)     (4.7%)
Investment Income Ratio............................        1.4%       1.0%       0.9%       0.7%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,065   $  1,077   $  1,249   $  1,763   $  1,300
Units Outstanding..................................         137        152        219        230        139
Variable Accumulation Unit Value...................    $   7.75   $   7.10   $   5.71   $   7.65   $   9.37
Total Return.......................................        9.2%      24.4%     (25.4%)    (18.4%)     (6.3%)
Investment Income Ratio............................        1.4%       0.9%       0.9%       0.7%

SERIES III POLICIES (c)
Net Assets.........................................    $ 32,680   $ 31,601   $ 21,125   $ 15,827   $  1,542
Units Outstanding..................................       4,192      4,424      3,678      2,054        163
Variable Accumulation Unit Value...................    $   7.80   $   7.14   $   5.74   $   7.70   $   9.44
Total Return.......................................        9.1%      24.4%     (25.5%)    (18.4%)     (5.6%)
Investment Income Ratio............................        1.4%       1.2%       1.2%       1.4%

SERIES IV POLICIES (d)
Net Assets.........................................    $  9,421   $  8,754   $  2,967   $     --   $     --
Units Outstanding..................................         856        870        367         --         --
Variable Accumulation Unit Value...................    $  11.00   $  10.07   $   8.08   $     --   $     --
Total Return.......................................        9.3%      24.6%     (19.2%)        --         --
Investment Income Ratio............................        1.4%       1.3%       4.6%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    325   $    247   $     19   $     --   $     --
Units Outstanding..................................          26         22          2         --         --
Variable Accumulation Unit Value...................    $  12.38   $  11.37   $   9.16   $     --   $     --
Total Return.......................................        8.9%      24.1%      (8.4%)        --         --
Investment Income Ratio............................        1.6%       1.6%       6.0%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
                 CONVERTIBLE--INITIAL CLASS                             GOVERNMENT--INITIAL CLASS
    ----------------------------------------------------   ---------------------------------------------------
      2004       2003       2002       2001       2000       2004       2003       2002       2001      2000
    ----------------------------------------------------------------------------------------------------------
    $162,933   $169,402   $132,023   $144,131   $125,337   $127,522   $169,701   $230,480   $115,641   $59,775
       9,263     10,078      9,467      9,385      7,873      8,248     11,183     15,260      8,293     4,508
    $  17.59   $  16.81   $  13.95   $  15.36   $  15.92   $  15.46   $  15.17   $  15.10   $  13.94   $ 13.26
        4.6%      20.5%      (9.2%)     (3.5%)     (6.3%)      1.9%       0.5%       8.3%       5.1%     10.7%
        1.8%       2.4%       2.7%       3.8%                  3.7%       3.6%       4.1%       5.4%

    $  1,516   $  1,599   $  1,651   $  1,733   $  1,356   $  1,442   $  1,957   $  3,456   $  1,420   $   281
         153        168        209        199        150        117        162        287        128        27
    $   9.93   $   9.50   $   7.89   $   8.71   $   9.04   $  12.28   $  12.07   $  12.04   $  11.13   $ 10.60
        4.5%      20.4%      (9.3%)     (3.7%)     (9.6%)      1.7%       0.3%       8.2%       5.0%      6.0%
        1.9%       2.0%       2.6%       3.9%                  3.7%       2.9%       4.5%       5.5%

    $ 41,714   $ 41,469   $ 20,475   $  9,385   $    703   $ 46,405   $ 59,899   $ 45,740   $  8,792   $    47
       4,391      4,559      2,708      1,125         81      3,823      5,017      3,842        798         5
    $   9.50   $   9.10   $   7.56   $   8.34   $   8.67   $  12.14   $  11.94   $  11.91   $  11.01   $ 10.49
        4.4%      20.3%      (9.4%)     (3.8%)     (1.3%)      1.7%       0.3%       8.1%       5.0%      5.0%
        1.9%       2.8%       4.0%       7.5%                  3.7%       4.2%       6.0%      10.7%

    $ 12,704   $ 12,094   $  3,675   $     --   $     --   $ 13,857   $ 17,692   $  9,291   $     --   $    --
       1,087      1,083        396         --         --      1,262      1,641        865         --        --
    $  11.68   $  11.17   $   9.27   $     --   $     --   $  10.98   $  10.78   $  10.74   $     --   $    --
        4.6%      20.5%      (7.3%)        --         --       1.8%       0.4%       7.4%         --        --
        1.9%       3.0%      11.7%         --                  3.7%       4.4%      13.1%         --

    $    246   $    193   $     13   $     --   $     --   $    361   $    508   $    168   $     --   $    --
          19         15          1         --         --         34         48         16         --        --
    $  12.96   $  12.44   $  10.37   $     --   $     --   $  10.68   $  10.52   $  10.52   $     --   $    --
        4.2%      20.0%       3.7%         --         --       1.4%         --       5.2%         --        --
        2.0%       4.1%      14.2%         --                  2.7%       5.0%      15.1%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $    --
          --         --         --         --         --         --         --         --         --        --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $    --
          --         --         --         --         --         --         --         --         --        --
          --         --         --         --                    --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                            HIGH YIELD
                                                                  CORPORATE BOND--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2004       2003       2002       2001       2000
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $623,762   $617,551   $417,268   $426,004   $374,764
Units Outstanding..................................      27,478     30,240     27,478     28,228     25,693
Variable Accumulation Unit Value...................    $  22.70   $  20.42   $  15.19   $  15.09   $  14.59
Total Return.......................................       11.2%      34.5%       0.6%       3.4%      (7.2%)
Investment Income Ratio............................        6.9%       8.0%      10.4%      12.1%

SERIES II POLICIES (b)
Net Assets.........................................    $  5,698   $  4,851   $  2,462   $  1,428   $    793
Units Outstanding..................................         396        375        255        149         85
Variable Accumulation Unit Value...................    $  14.38   $  12.95   $   9.65   $   9.60   $   9.29
Total Return.......................................       11.0%      34.3%       0.5%       3.3%      (7.1%)
Investment Income Ratio............................        7.5%       9.3%      15.7%      14.2%

SERIES III POLICIES (c)
Net Assets.........................................    $124,365   $118,930   $ 43,111   $ 15,118   $    498
Units Outstanding..................................       8,808      9,345      4,546      1,601         54
Variable Accumulation Unit Value...................    $  14.12   $  12.73   $   9.48   $   9.44   $   9.15
Total Return.......................................       10.9%      34.2%       0.4%       3.2%      (8.5%)
Investment Income Ratio............................        7.2%       9.3%      17.1%      28.7%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 42,153   $ 35,842   $  7,503   $     --   $     --
Units Outstanding..................................       2,920      2,759        776         --         --
Variable Accumulation Unit Value...................    $  14.44   $  12.99   $   9.67   $     --   $     --
Total Return.......................................       11.1%      34.4%      (3.3%)        --         --
Investment Income Ratio............................        7.5%      10.4%      44.0%         --

SERIES V POLICIES (e)
Net Assets.........................................    $  1,399   $  1,542   $     66   $     --   $     --
Units Outstanding..................................          92        112          6         --         --
Variable Accumulation Unit Value...................    $  15.22   $  13.75   $  10.27   $     --   $     --
Total Return.......................................       10.7%      33.9%       2.7%         --         --
Investment Income Ratio............................        8.8%      11.9%      50.4%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                      MAINSTAY VP                                  MAINSTAY VP
          INTERNATIONAL EQUITY--INITIAL CLASS              MID CAP CORE--INITIAL CLASS
    -----------------------------------------------   -------------------------------------
     2004      2003      2002      2001      2000      2004      2003      2002      2001
    ---------------------------------------------------------------------------------------
    $52,910   $34,845   $23,569   $19,878   $23,737   $38,315   $24,078   $15,024   $ 6,859
      2,925     2,229     1,933     1,537     1,556     2,964     2,245     1,872       734
    $ 18.09   $ 15.63   $ 12.19   $ 12.94   $ 15.26   $ 12.92   $ 10.73   $  8.03   $  9.35
      15.7%     28.2%     (5.7%)   (15.2%)   (19.2%)    20.5%     33.6%    (14.1%)    (6.5%)
       1.1%      2.1%      1.5%      1.4%                0.6%      0.5%      0.4%      0.4%

    $   577   $   425   $   257   $   254   $   169   $   155   $   170   $    69   $    --
         52        45        34        32        18        11        15         8        --
    $ 11.02   $  9.54   $  7.45   $  7.92   $  9.35   $ 13.93   $ 11.57   $  8.67   $    --
      15.5%     28.0%     (5.9%)   (15.3%)    (6.5%)    20.3%     33.4%    (13.3%)       --
       0.9%      0.4%      0.2%      0.6%                0.4%      0.5%      0.5%        --

    $15,214   $10,625   $ 3,599   $ 1,063   $   111   $15,820   $11,573   $ 3,510   $   241
      1,377     1,110       481       134        12     1,182     1,040       420        25
    $ 11.05   $  9.57   $  7.48   $  7.95   $  9.40   $ 13.39   $ 11.13   $  8.35   $  9.74
      15.5%     27.9%     (5.9%)   (15.4%)    (6.0%)    20.3%     33.3%    (14.3%)    (2.6%)
       1.1%      2.3%      2.5%      1.8%                0.5%      0.6%      0.7%      1.3%

    $ 4,582   $ 3,285   $   707   $    --   $    --   $ 5,835   $ 4,278   $ 1,240   $    --
        351       291        80        --        --       445       393       152        --
    $ 13.07   $ 11.30   $  8.82   $    --   $    --   $ 13.10   $ 10.88   $  8.14   $    --
      15.7%     28.1%    (11.8%)       --        --     20.4%     33.5%    (18.6%)       --
       1.0%      2.6%      5.9%        --                0.5%      0.5%      1.0%        --

    $   375   $    62   $    14   $    --   $    --   $    24   $    45   $    10   $    --
         26         5         1        --        --         2         4         1        --
    $ 14.39   $ 12.49   $  9.79   $    --   $    --   $ 15.47   $ 12.90   $  9.70   $    --
      15.2%     27.6%     (2.1%)       --        --     20.0%     33.0%     (3.0%)       --
       1.4%      2.1%      6.6%        --                0.3%      0.6%      1.1%        --

    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --        --        --        --
    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --        --        --        --
         --        --        --        --                  --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                     MAINSTAY VP                             MAINSTAY VP
                                            MID CAP GROWTH--INITIAL CLASS           MID CAP VALUE--INITIAL CLASS
                                         ------------------------------------   -------------------------------------
                                          2004      2003      2002      2001     2004      2003      2002      2001
                                         ----------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.............................  $54,207   $36,546   $11,317   $7,773   $89,742   $65,297   $44,528   $17,502
Units Outstanding......................    4,905     3,998     1,768      855     7,353     6,201     5,378     1,781
Variable Accumulation Unit Value.......  $ 11.05   $  9.14   $  6.40   $ 9.09   $ 12.20   $ 10.53   $  8.28   $  9.83
Total Return...........................    20.9%     42.8%    (29.6%)   (9.1%)    15.9%     27.2%    (15.8%)    (1.7%)
Investment Income Ratio................       --        --        --       --      0.9%      1.1%      1.3%      1.6%

SERIES II POLICIES (b)
Net Assets.............................  $   292   $   198   $   142   $   55   $   807   $   678   $   549   $   109
Units Outstanding......................       21        17        17        5        67        65        67        11
Variable Accumulation Unit Value.......  $ 14.10   $ 11.68   $  8.19   $11.65   $ 12.10   $ 10.45   $  8.23   $  9.78
Total Return...........................    20.7%     42.6%    (29.7%)   16.5%     15.7%     27.0%    (15.9%)    (2.2%)
Investment Income Ratio................       --        --        --       --      0.9%      1.0%      1.6%      2.4%

SERIES III POLICIES (c)
Net Assets.............................  $22,005   $17,706   $ 3,961   $  365   $40,034   $30,861   $15,132   $ 1,409
Units Outstanding......................    1,958     1,901       606       39     3,255     2,903     1,806       141
Variable Accumulation Unit Value.......  $ 11.24   $  9.32   $  6.54   $ 9.30   $ 12.30   $ 10.63   $  8.38   $  9.96
Total Return...........................    20.7%     42.5%    (29.7%)   (7.0%)    15.7%     26.9%    (15.9%)    (0.4%)
Investment Income Ratio................       --        --        --       --      0.9%      1.2%      2.1%      3.2%

SERIES IV POLICIES (d)
Net Assets.............................  $ 7,944   $ 5,924   $ 1,392   $   --   $13,799   $11,463   $ 3,414   $    --
Units Outstanding......................      657       592       199       --     1,158     1,114       422        --
Variable Accumulation Unit Value.......  $ 12.09   $ 10.01   $  7.01   $   --   $ 11.92   $ 10.29   $  8.09   $    --
Total Return...........................    20.8%     42.7%    (29.9%)      --     15.9%     27.1%    (19.1%)       --
Investment Income Ratio................       --        --        --       --      0.9%      1.3%      3.9%        --

SERIES V POLICIES (e)
Net Assets.............................  $   106   $   107   $    15   $   --   $   378   $   302   $   113   $    --
Units Outstanding......................        6         7         2       --        32        29        14        --
Variable Accumulation Unit Value.......  $ 17.45   $ 14.50   $ 10.20   $   --   $ 11.97   $ 10.37   $  8.19   $    --
Total Return...........................    20.4%     42.1%      2.0%       --     15.4%     26.6%    (18.1%)       --
Investment Income Ratio................       --        --        --       --      0.8%      1.2%      3.5%        --

SERIES VI POLICIES (f)
Net Assets.............................  $    --   $    --   $    --   $   --   $    --   $    --   $    --   $    --
Units Outstanding......................       --        --        --       --        --        --        --        --
Variable Accumulation Unit Value.......  $    --   $    --   $    --   $   --   $    --   $    --   $    --   $    --
Total Return...........................       --        --        --       --        --        --        --        --
Investment Income Ratio................       --        --        --       --        --        --        --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                     MAINSTAY VP
                S&P 500 INDEX--INITIAL CLASS                  SMALL CAP GROWTH--INITIAL CLASS
    ----------------------------------------------------   --------------------------------------
      2004       2003       2002       2001       2000      2004      2003       2002      2001
    ---------------------------------------------------------------------------------------------
    $533,383   $535,415   $447,495   $647,391   $755,167   $45,369   $40,155   $ 17,889   $12,197
      23,603     25,814     27,274     30,265     30,595     4,375     4,177      2,600     1,286
    $  22.60   $  20.74   $  16.41   $  21.39   $  24.68   $ 10.37   $  9.61   $   6.88   $  9.48
        9.0%      26.4%     (23.3%)    (13.3%)    (10.6%)     7.9%     39.7%     (27.4%)    (5.2%)
        1.5%       1.4%       1.2%       1.0%                   --        --         --        --

    $  1,797   $  1,788   $  1,559   $  1,826   $  1,266   $   449   $   426   $    267   $   268
         210        227        250        224        135        42        43         38        28
    $   8.56   $   7.87   $   6.23   $   8.14   $   9.40   $ 10.63   $  9.86   $   7.07   $  9.76
        8.8%      26.2%     (23.4%)    (13.4%)     (6.0%)     7.7%     39.5%     (27.5%)    (2.4%)
        1.5%       1.3%       1.4%       1.1%                   --        --         --        --

    $ 76,899   $ 70,812   $ 37,642   $ 16,799   $  1,988   $18,573   $17,970   $  5,362   $   786
       9,241      9,253      6,206      2,120        217     1,804     1,879        782        83
    $   8.32   $   7.65   $   6.07   $   7.92   $   9.16   $ 10.30   $  9.56   $   6.86   $  9.47
        8.7%      26.2%     (23.5%)    (13.5%)     (8.4%)     7.7%     39.4%     (27.6%)    (5.3%)
        1.5%       1.6%       1.8%       2.3%                   --        --         --        --

    $ 21,843   $ 19,067   $  5,417   $     --   $     --   $ 8,101   $ 7,514   $  1,798   $    --
       1,935      1,839        660         --         --       726       726        243        --
    $  11.29   $  10.37   $   8.20   $     --   $     --   $ 11.16   $ 10.35   $   7.41   $    --
        8.9%      26.4%     (18.0%)        --         --      7.8%     39.7%     (25.9%)       --
        1.6%       1.8%       6.1%         --                   --        --         --        --

    $    414   $    264   $     76   $     --   $     --   $   130   $   126   $     14   $    --
          31         21          8         --         --        10        11          2        --
    $  13.43   $  12.39   $   9.84   $     --   $     --   $ 12.41   $ 11.55   $   8.31   $    --
        8.5%      25.8%      (1.6%)        --         --      7.4%     39.1%     (16.9%)       --
        1.6%       1.7%       8.6%         --                   --        --         --        --

    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $    --
          --         --         --         --         --        --        --         --        --
    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $    --
          --         --         --         --         --        --        --         --        --
          --         --         --         --                   --        --         --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                   TOTAL RETURN--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2004       2003       2002       2001       2000
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $216,659   $233,917   $213,473   $296,704   $338,661
Units Outstanding..................................      12,145     13,754     14,813     16,939     17,027
Variable Accumulation Unit Value...................    $  17.84   $  17.01   $  14.41   $  17.52   $  19.89
Total Return.......................................        4.9%      18.0%     (17.7%)    (11.9%)     (5.7%)
Investment Income Ratio............................        1.6%       1.9%       2.3%       2.5%

SERIES II POLICIES (b)
Net Assets.........................................    $    724   $  1,895   $  1,847   $  2,444   $  2,730
Units Outstanding..................................          88        242        278        302        297
Variable Accumulation Unit Value...................    $   8.20   $   7.83   $   6.64   $   8.09   $   9.20
Total Return.......................................        4.7%      17.8%     (17.8%)    (12.1%)     (8.0%)
Investment Income Ratio............................        1.0%       1.7%       2.4%       3.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 21,718   $ 21,510   $ 11,221   $  5,557   $    495
Units Outstanding..................................       2,767      2,868      1,762        717         56
Variable Accumulation Unit Value...................    $   7.85   $   7.50   $   6.37   $   7.75   $   8.82
Total Return.......................................        4.7%      17.8%     (17.9%)    (12.1%)    (11.8%)
Investment Income Ratio............................        1.7%       2.3%       3.6%       5.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $  6,866   $  6,662   $  2,063   $     --   $     --
Units Outstanding..................................         636        647        236         --         --
Variable Accumulation Unit Value...................    $  10.79   $  10.29   $   8.73   $     --   $     --
Total Return.......................................        4.8%      18.0%     (12.7%)        --         --
Investment Income Ratio............................        1.7%       2.6%      11.3%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    351   $    305   $     12   $     --   $     --
Units Outstanding..................................          29         26          1         --         --
Variable Accumulation Unit Value...................    $  12.19   $  11.67   $   9.93   $     --   $     --
Total Return.......................................        4.4%      17.5%      (0.7%)        --         --
Investment Income Ratio............................        1.8%       3.1%      23.1%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                                              MAINSTAY VP
                        MAINSTAY VP                                         AMERICAN CENTURY
                    VALUE--INITIAL CLASS                             INCOME & GROWTH--INITIAL CLASS
    ----------------------------------------------------   --------------------------------------------------
      2004       2003       2002       2001       2000      2004      2003       2002       2001       2000
    ---------------------------------------------------------------------------------------------------------
    $205,052   $202,324   $169,824   $213,977   $168,711   $46,438   $44,045   $ 43,336   $ 55,929   $ 60,445
      10,255     11,104     11,706     11,482      8,963     4,151     4,374      5,461      5,593      5,454
    $  19.99   $  18.22   $  14.51   $  18.64   $  18.82   $ 11.19   $ 10.07   $   7.94   $  10.00   $  11.08
        9.7%      25.6%     (22.2%)     (1.0%)     11.3%     11.1%     26.9%     (20.6%)     (9.8%)    (12.0%)
        1.1%       1.6%       1.4%       1.6%                 1.7%      1.4%       1.1%       0.8%

    $  1,017   $  1,072   $    903   $    802   $    239   $   316   $   309   $    213   $     71   $    154
          87        101        106         73         22        34        37         32          9         17
    $  11.66   $  10.64   $   8.49   $  10.92   $  11.04   $  9.24   $  8.33   $   6.57   $   8.29   $   9.21
        9.6%      25.4%     (22.3%)     (1.1%)     10.4%     10.9%     26.7%     (20.8%)    (10.0%)     (7.9%)
        1.1%       1.6%       1.5%       2.2%                 1.7%      1.6%       1.8%       0.9%

    $ 40,492   $ 36,811   $ 22,026   $ 10,836   $     69   $ 8,690   $ 7,574   $  3,274   $  1,388   $    218
       3,635      3,619      2,714      1,037          7       959       927        507        170         24
    $  11.14   $  10.17   $   8.11   $  10.44   $  10.57   $  9.06   $  8.17   $   6.45   $   8.15   $   9.05
        9.5%      25.4%     (22.3%)     (1.2%)      5.7%     10.9%     26.7%     (20.8%)     (9.9%)     (9.5%)
        1.2%       1.8%       2.1%       3.9%                 1.8%      1.8%       1.7%       1.6%

    $ 11,987   $ 11,041   $  3,870   $     --   $     --   $ 2,452   $ 2,018   $    529   $     --   $     --
       1,135      1,147        505         --         --       214       195         65         --         --
    $  10.56   $   9.63   $   7.67   $     --   $     --   $ 11.48   $ 10.34   $   8.15   $     --   $     --
        9.7%      25.5%     (23.3%)        --         --     11.0%     26.8%     (18.5%)        --         --
        1.2%       1.9%       6.1%         --                 1.8%      1.9%       6.2%         --

    $    234   $    230   $     50   $     --   $     --   $    12   $     1   $     --   $     --   $     --
          21         22          6         --         --         1        --         --         --         --
    $  11.40   $  10.43   $   8.34   $     --   $     --   $ 12.65   $ 11.44   $     --   $     --   $     --
        9.2%      25.0%     (16.6%)        --         --     10.6%     14.4%         --         --         --
        1.1%       2.0%       8.9%         --                 1.1%      4.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $     --   $     --
          --         --         --         --         --        --        --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $     --   $     --
          --         --         --         --         --        --        --         --         --         --
          --         --         --         --                   --        --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                         MAINSTAY VP
                                                                           DREYFUS
                                                              LARGE COMPANY VALUE--INITIAL CLASS
                                                       ------------------------------------------------
                                                        2004      2003       2002      2001      2000
                                                       ------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $37,374   $34,701   $ 34,818   $44,680   $37,822
Units Outstanding..................................      3,342     3,407      4,314     4,211     3,356
Variable Accumulation Unit Value...................    $ 11.18   $ 10.18   $   8.07   $ 10.61   $ 11.27
Total Return.......................................       9.8%     26.2%     (23.9%)    (5.9%)     5.1%
Investment Income Ratio............................       1.0%      0.8%       0.6%      0.8%

SERIES II POLICIES (b)
Net Assets.........................................    $   395   $   374   $    309   $   336   $   178
Units Outstanding..................................         38        40         41        34        17
Variable Accumulation Unit Value...................    $ 10.34   $  9.43   $   7.49   $  9.86   $ 10.49
Total Return.......................................       9.7%     26.0%     (24.0%)    (6.0%)     4.9%
Investment Income Ratio............................       1.0%      0.8%       0.6%      0.8%

SERIES III POLICIES (c)
Net Assets.........................................    $13,234   $11,630   $  5,637   $ 4,231   $   147
Units Outstanding..................................      1,296     1,249        762       434        14
Variable Accumulation Unit Value...................    $ 10.21   $  9.31   $   7.40   $  9.74   $ 10.37
Total Return.......................................       9.6%     25.9%     (24.1%)    (6.1%)     3.7%
Investment Income Ratio............................       1.0%      1.0%       0.8%      1.8%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 3,137   $ 2,835   $    810   $    --   $    --
Units Outstanding..................................        284       281        101        --        --
Variable Accumulation Unit Value...................    $ 11.06   $ 10.07   $   7.99   $    --   $    --
Total Return.......................................       9.8%     26.1%     (20.1%)       --        --
Investment Income Ratio............................       1.0%      1.1%       2.5%        --

SERIES V POLICIES (e)
Net Assets.........................................    $   273   $    46   $     --   $    --   $    --
Units Outstanding..................................         19         3         --        --        --
Variable Accumulation Unit Value...................    $ 14.52   $ 13.28   $     --   $    --   $    --
Total Return.......................................       9.3%     32.8%         --        --        --
Investment Income Ratio............................       1.0%      1.8%         --        --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $    --   $     --   $    --   $    --
Units Outstanding..................................         --        --         --        --        --
Variable Accumulation Unit Value...................    $    --   $    --   $     --   $    --   $    --
Total Return.......................................         --        --         --        --        --
Investment Income Ratio............................         --        --         --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       MAINSTAY VP                                          MAINSTAY VP
                       EAGLE ASSET                                          LORD ABBETT
                        MANAGEMENT                                          DEVELOPING
               GROWTH EQUITY--INITIAL CLASS                            GROWTH--INITIAL CLASS
    --------------------------------------------------   -------------------------------------------------
     2004      2003       2002       2001       2000      2004      2003       2002      2001       2000
    ------------------------------------------------------------------------------------------------------
    $79,285   $97,271   $ 82,525   $132,751   $157,719   $24,385   $25,669   $ 17,566   $25,662   $ 29,808
      6,615     7,818      8,375      9,537      9,323     2,817     3,094      2,893     2,959      3,141
    $ 11.98   $ 12.44   $   9.85   $  13.92   $  16.92   $  8.66   $  8.30   $   6.07   $  8.67   $   9.49
      (3.7%)    26.3%     (29.2%)    (17.7%)    (11.2%)     4.4%     36.6%     (30.0%)    (8.6%)    (20.2%)
       0.2%      0.2%       0.1%         --                   --        --         --        --

    $   473   $   633   $    479   $    537   $    528   $   174   $   225   $    109   $    52   $     85
         71        91         87         69         55        21        28         19         6          9
    $  6.70   $  6.96   $   5.52   $   7.81   $   9.51   $  8.28   $  7.95   $   5.83   $  8.33   $   9.13
      (3.8%)    26.1%     (29.3%)    (17.9%)     (4.9%)     4.2%     36.4%     (30.1%)    (8.8%)     (8.7%)
       0.2%      0.2%       0.1%         --                   --        --         --        --

    $13,389   $16,377   $  8,998   $  9,015   $  1,686   $ 5,538   $ 5,667   $  1,601   $   906   $     40
      2,343     2,754      1,907      1,350        207       666       710        273       108          4
    $  5.72   $  5.95   $   4.72   $   6.68   $   8.13   $  8.32   $  7.99   $   5.86   $  8.38   $   9.19
      (3.9%)    26.0%     (29.4%)    (17.8%)    (18.7%)     4.2%     36.3%     (30.1%)    (8.8%)     (8.1%)
       0.2%      0.2%       0.1%         --                   --        --         --        --

    $ 3,497   $ 3,610   $  1,117   $     --   $     --   $ 1,530   $ 1,394   $    321   $    --   $     --
        364       362        141         --         --       139       132         42        --         --
    $  9.60   $  9.97   $   7.90   $     --   $     --   $ 11.00   $ 10.54   $   7.72   $    --   $     --
      (3.7%)    26.2%     (21.0%)        --         --      4.3%     36.5%     (22.8%)       --         --
       0.2%      0.2%       0.3%         --                   --        --         --        --

    $    77   $    48   $     --   $     --   $     --   $    14   $     8   $     --   $    --   $     --
          7         4         --         --         --         1         1         --        --         --
    $ 11.58   $ 12.08   $   9.60   $     --   $     --   $ 13.64   $ 13.13   $     --   $    --   $     --
      (4.1%)    25.8%      (4.0%)        --         --      3.9%     31.3%         --        --         --
       0.3%      0.3%         --         --                   --        --         --        --

    $    --   $    --   $     --   $     --   $     --   $    --   $    --   $     --   $    --   $     --
         --        --         --         --         --        --        --         --        --         --
    $    --   $    --   $     --   $     --   $     --   $    --   $    --   $     --   $    --   $     --
         --        --         --         --         --        --        --         --        --         --
         --        --         --         --                   --        --         --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             ALGER
                                                                            AMERICAN
                                                                             SMALL
                                                                 CAPITALIZATION--CLASS O SHARES
                                                       --------------------------------------------------
                                                        2004      2003       2002       2001       2000
                                                       --------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $64,616   $60,347   $ 44,207   $ 66,445   $ 93,083
Units Outstanding..................................      6,515     6,994      7,192      7,864      7,657
Variable Accumulation Unit Value...................    $  9.92   $  8.63   $   6.15   $   8.45   $  12.16
Total Return.......................................      15.0%     40.4%     (27.3%)    (30.5%)    (28.2%)
Investment Income Ratio............................         --        --         --       0.1%

SERIES II POLICIES (b)
Net Assets.........................................    $   442   $   418   $    417   $    514   $    588
Units Outstanding..................................         64        69         97         87         69
Variable Accumulation Unit Value...................    $  6.94   $  6.05   $   4.31   $   5.94   $   8.56
Total Return.......................................      14.8%     40.2%     (27.4%)    (30.6%)    (14.4%)
Investment Income Ratio............................         --        --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $12,381   $10,455   $  5,200   $  5,162   $  1,125
Units Outstanding..................................      1,925     1,865      1,299        936        142
Variable Accumulation Unit Value...................    $  6.43   $  5.61   $   4.00   $   5.51   $   7.95
Total Return.......................................      14.7%     40.1%     (27.4%)    (30.7%)    (20.5%)
Investment Income Ratio............................         --        --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $ 2,438   $ 2,010   $    376   $     --   $     --
Units Outstanding..................................        185       175         46         --         --
Variable Accumulation Unit Value...................    $ 13.20   $ 11.49   $   8.19   $     --   $     --
Total Return.......................................      14.9%     40.3%     (18.1%)        --         --
Investment Income Ratio............................         --        --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $   147   $    54   $     --   $     --   $     --
Units Outstanding..................................          9         4         --         --         --
Variable Accumulation Unit Value...................    $ 15.47   $ 13.52   $     --   $     --   $     --
Total Return.......................................      14.4%     35.2%         --         --         --
Investment Income Ratio............................         --        --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $    --   $     --   $     --   $     --
Units Outstanding..................................         --        --         --         --         --
Variable Accumulation Unit Value...................    $    --   $    --   $     --   $     --   $     --
Total Return.......................................         --        --         --         --         --
Investment Income Ratio............................         --        --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       AMSOUTH                               AMSOUTH                               AMSOUTH
                       ENHANCED                           INTERNATIONAL                             LARGE
                     MARKET FUND                           EQUITY FUND                            CAP FUND
          ----------------------------------   -----------------------------------   -----------------------------------
           2004     2003     2002     2001      2004     2003     2002      2001      2004     2003     2002      2001
          --------------------------------------------------------------------------------------------------------------
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $2,576   $2,415   $1,562   $ 1,112   $  558   $  361   $   139   $   116   $3,896   $3,889   $ 2,526   $ 1,883
             288      293      239       127       44       36        21        14      460      478       385       216
          $ 8.94   $ 8.24   $ 6.53   $  8.75   $12.65   $10.16   $  6.71   $  8.16   $ 8.46   $ 8.13   $  6.57   $  8.72
            8.5%    26.2%    25.4%    (12.5%)   24.5%    51.3%    (17.7%)   (18.4%)    4.1%    23.8%    (24.7%)   (12.8%)
            0.9%     0.8%     0.5%      0.1%       --     0.9%      0.3%        --     0.3%     0.2%      0.2%        --

          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $  415   $  133   $   --   $    --   $  194   $   32   $    --   $    --   $  561   $  134   $    --   $    --
              34       12       --        --       12        3        --        --       49       12        --        --
          $12.23   $11.29   $   --   $    --   $15.65   $12.59   $    --   $    --   $11.42   $10.99   $    --   $    --
            8.4%    12.9%       --        --    24.3%    25.9%        --        --     3.9%     9.9%        --        --
            1.1%     1.1%       --        --       --     3.1%        --        --     0.4%     0.4%        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                                      CALVERT
                                                         AMSOUTH                                      SOCIAL
                                                      MID CAP FUND                                   BALANCED
                                          -------------------------------------   -----------------------------------------------
                                           2004      2003      2002      2001      2004      2003      2002      2001      2000
                                          ---------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets..............................  $    --   $    --   $    --   $    --   $30,071   $27,683   $23,139   $27,380   $26,540
Units Outstanding.......................       --        --        --        --     1,684     1,655     1,627     1,668     1,484
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $ 17.86   $ 16.73   $ 14.22   $ 16.41   $ 17.89
Total Return............................       --        --        --        --      6.8%     17.7%    (13.4%)    (8.3%)    (4.5%)
Investment Income Ratio.................       --        --        --        --      1.7%      2.0%      2.7%      3.9%

SERIES II POLICIES (b)
Net Assets..............................  $    --   $    --   $    --   $    --   $   157   $   125   $   111   $    98   $   103
Units Outstanding.......................       --        --        --        --        17        14        15        11        11
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $  9.29   $  8.71   $  7.42   $  8.57   $  9.36
Total Return............................       --        --        --        --      6.6%     17.5%    (13.5%)    (8.4%)    (6.4%)
Investment Income Ratio.................       --        --        --        --      1.6%      1.8%      3.1%      3.6%

SERIES III POLICIES (c)
Net Assets..............................  $ 1,695   $ 1,412   $   826   $   515   $10,514   $ 8,419   $ 3,779   $ 1,957   $   177
Units Outstanding.......................      199       189       146        70     1,166       995       524       235        19
Variable Accumulation Unit Value........  $  8.50   $  7.48   $  5.66   $  7.38   $  9.02   $  8.46   $  7.21   $  8.34   $  9.10
Total Return............................    13.7%     32.0%    (23.2%)   (26.2%)     6.5%     17.4%    (13.5%)    (8.4%)    (9.0%)
Investment Income Ratio.................       --        --        --        --      1.8%      2.6%      4.1%      7.3%

SERIES IV POLICIES (d)
Net Assets..............................  $    --   $    --   $    --   $    --   $ 4,417   $ 2,279   $   352   $    --   $    --
Units Outstanding.......................       --        --        --        --       382       210        38        --        --
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $ 11.58   $ 10.85   $  9.23   $    --   $    --
Total Return............................       --        --        --        --      6.7%     17.6%     (7.7%)       --        --
Investment Income Ratio.................       --        --        --        --      2.1%      3.5%     10.3%        --

SERIES V POLICIES (e)
Net Assets..............................  $    --   $    --   $    --   $    --   $   751   $    70   $     5   $    --   $    --
Units Outstanding.......................       --        --        --        --        60         6         1        --        --
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $ 12.55   $ 11.81   $ 10.08   $    --   $    --
Total Return............................       --        --        --        --      6.3%     17.1%      0.8%        --        --
Investment Income Ratio.................       --        --        --        --      2.7%      4.6%     24.6%        --

SERIES VI POLICIES (f)
Net Assets..............................  $   272   $    86   $    --   $    --   $ 1,673   $   469   $    --   $    --   $    --
Units Outstanding.......................       20         7        --        --       146        43        --        --        --
Variable Accumulation Unit Value........  $ 13.37   $ 11.78   $    --   $    --   $ 11.48   $ 10.80   $    --   $    --   $    --
Total Return............................    13.5%     17.8%        --        --      6.4%      8.0%        --        --        --
Investment Income Ratio.................       --        --        --        --      2.5%      7.3%        --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                  DREYFUS IP                                     FIDELITY(R)
                  TECHNOLOGY                                         VIP
                   GROWTH--                                    CONTRAFUND(R)--
                INITIAL SHARES                                  INITIAL CLASS
    --------------------------------------   ----------------------------------------------------
     2004      2003       2002      2001       2004       2003       2002       2001       2000
    ---------------------------------------------------------------------------------------------
    $16,780   $17,740   $  4,790   $ 3,197   $319,270   $291,995   $238,091   $279,422   $319,564
      1,936     2,027        815       325     15,206     15,836     16,358     17,160     16,983
    $  8.67   $  8.75   $   5.88   $  9.84   $  21.00   $  18.44   $  14.56   $  16.28   $  18.82
      (0.9%)    48.9%     (40.3%)    (1.6%)     13.9%      26.7%     (10.6%)    (13.5%)     (7.9%)
         --        --         --        --       0.3%       0.5%       0.8%       0.8%

    $   113   $   182   $    156   $    23   $  1,465   $  1,321   $    981   $    883   $    452
         11        17         22         2        133        136        128        103         46
    $ 10.56   $ 10.67   $   7.18   $ 12.03   $  11.02   $   9.69   $   7.66   $   8.58   $   9.93
      (1.1%)    48.6%     (40.3%)    20.3%      13.7%      26.5%     (10.7%)    (13.6%)     (0.7%)
         --        --         --        --       0.3%       0.4%       0.8%       0.6%

    $ 8,362   $10,676   $  2,060   $   587   $ 48,944   $ 41,757   $ 19,347   $  9,054   $  1,410
        952     1,201        344        58      4,625      4,484      2,627      1,097        147
    $  8.79   $  8.89   $   5.98   $ 10.03   $  10.58   $   9.31   $   7.37   $   8.26   $   9.56
      (1.1%)    48.6%     (40.4%)     0.3%      13.6%      26.4%     (10.8%)    (13.6%)     (4.4%)
         --        --         --        --       0.3%       0.3%       0.6%       0.3%

    $ 2,402   $ 2,206   $    367   $    --   $ 14,290   $ 11,685   $  3,664   $     --   $     --
        228       207         51        --      1,149      1,070        425         --         --
    $ 10.55   $ 10.65   $   7.16   $    --   $  12.43   $  10.93   $   8.63   $     --   $     --
      (1.0%)    48.8%     (28.4%)       --      13.8%      26.6%     (13.7%)        --         --
         --        --         --        --       0.3%       0.3%         --         --

    $    29   $    32   $     --   $    --   $    526   $    398   $     53   $     --   $     --
          2         2         --        --         36         31          5         --         --
    $ 13.97   $ 14.17   $     --   $    --   $  14.73   $  12.99   $  10.30   $     --   $     --
      (1.4%)    41.7%         --        --      13.4%      26.1%       3.0%         --         --
         --        --         --        --       0.3%       0.2%         --         --

    $    --   $    --   $     --   $    --   $     --   $     --   $     --   $     --   $     --
         --        --         --        --         --         --         --         --         --
    $    --   $    --   $     --   $    --   $     --   $     --   $     --   $     --   $     --
         --        --         --        --         --         --         --         --         --
         --        --         --        --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                         FIDELITY(R)
                                                                             VIP
                                                                       EQUITY-INCOME--
                                                                        INITIAL CLASS
                                                     ----------------------------------------------------
                                                       2004       2003       2002       2001       2000
                                                     ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $189,506   $179,594   $144,348   $175,541   $158,987
Units Outstanding..................................    10,725     11,179     11,548     11,501      9,762
Variable Accumulation Unit Value...................  $  17.67   $  16.07   $  12.50   $  15.26   $  16.29
Total Return.......................................     10.0%      28.5%     (18.1%)     (6.3%)      6.9%
Investment Income Ratio............................      1.5%       1.8%       1.7%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................  $  1,372   $    877   $    626   $    529   $    286
Units Outstanding..................................       119         84         77         53         27
Variable Accumulation Unit Value...................  $  11.49   $  10.46   $   8.15   $   9.97   $  10.65
Total Return.......................................      9.8%      28.3%     (18.2%)     (6.4%)      6.5%
Investment Income Ratio............................      1.1%       1.8%       1.5%       1.2%

SERIES III POLICIES (c)
Net Assets.........................................  $ 39,178   $ 36,552   $ 20,493   $ 12,157   $    275
Units Outstanding..................................     3,465      3,548      2,552      1,237         26
Variable Accumulation Unit Value...................  $  11.31   $  10.30   $   8.03   $   9.83   $  10.51
Total Return.......................................      9.8%      28.3%     (18.3%)     (6.5%)      5.1%
Investment Income Ratio............................      1.5%       1.5%       1.3%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................  $  9,223   $  8,099   $  2,204   $     --   $     --
Units Outstanding..................................       801        773        270         --         --
Variable Accumulation Unit Value...................  $  11.51   $  10.47   $   8.15   $     --   $     --
Total Return.......................................      9.9%      28.5%     (18.5%)        --         --
Investment Income Ratio............................      1.5%       1.0%         --         --

SERIES V POLICIES (e)
Net Assets.........................................  $    651   $    370   $     72   $     --   $     --
Units Outstanding..................................        56         35          9         --         --
Variable Accumulation Unit Value...................  $  11.54   $  10.54   $   8.24   $     --   $     --
Total Return.......................................      9.5%      27.9%     (17.6%)        --         --
Investment Income Ratio............................      1.2%       1.0%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                               JANUS ASPEN
                        JANUS ASPEN                                               SERIES
                           SERIES                                               WORLDWIDE
               BALANCED--INSTITUTIONAL SHARES                          GROWTH--INSTITUTIONAL SHARES
    ----------------------------------------------------   ----------------------------------------------------
      2004       2003       2002       2001       2000       2004       2003       2002       2001       2000
    -----------------------------------------------------------------------------------------------------------
    $501,432   $541,659   $534,854   $607,299   $598,090   $231,574   $266,039   $250,712   $385,523   $506,390
      24,437     28,250     31,372     32,862     30,425     15,251     18,103     20,859     23,563     23,672
    $  20.52   $  19.17   $  17.05   $  18.48   $  19.66   $  15.18   $  14.70   $  12.02   $  16.36   $  21.39
        7.0%      12.5%      (7.7%)     (6.0%)     (3.6%)      3.3%      22.3%     (26.5%)    (23.5%)    (16.8%)
        2.2%       2.2%       2.4%       2.7%                  1.0%       1.1%       0.9%       0.5%

    $  2,176   $  2,620   $  2,506   $  2,538   $  1,636   $    985   $  1,136   $  1,024   $  1,111   $  1,165
         205        264        283        264        160        152        181        199        159        127
    $  10.62   $   9.94   $   8.85   $   9.61   $  10.24   $   6.46   $   6.27   $   5.13   $   7.00   $   9.16
        6.9%      12.3%      (7.9%)     (6.2%)      2.4%       3.2%      22.1%     (26.6%)    (23.6%)     (8.4%)
        2.1%       2.2%       2.5%       3.0%                  0.9%       1.0%       0.7%       0.5%

    $ 74,259   $ 79,154   $ 54,824   $ 26,039   $  2,842   $ 16,987   $ 20,011   $ 13,227   $ 11,124   $  2,806
       7,429      8,458      6,575      2,875        294      2,864      3,479      2,806      1,730        333
    $  10.00   $   9.36   $   8.34   $   9.06   $   9.65   $   5.93   $   5.75   $   4.71   $   6.43   $   8.42
        6.8%      12.2%      (7.9%)     (6.1%)     (3.5%)      3.1%      22.0%     (26.7%)    (23.6%)    (15.8%)
        2.2%       2.4%       3.1%       4.0%                  1.0%       1.4%       1.0%       0.7%

    $ 21,177   $ 21,004   $  8,129   $     --   $     --   $  6,016   $  6,275   $  2,078   $     --   $     --
       1,916      2,032        884         --         --        612        659        267         --         --
    $  11.05   $  10.33   $   9.19   $     --   $     --   $   9.83   $   9.52   $   7.79   $     --   $     --
        7.0%      12.4%      (8.1%)        --         --       3.3%      22.2%     (22.1%)        --         --
        2.3%       2.6%       5.6%         --                  1.0%       1.3%       2.5%         --

    $    647   $    513   $     82   $     --   $     --   $    135   $     84   $     --   $     --   $     --
          57         48          9         --         --         11          7         --         --         --
    $  11.42   $  10.72   $   9.57   $     --   $     --   $  12.48   $  12.13   $   9.96   $     --   $     --
        6.5%      12.0%      (4.3%)        --         --       2.9%      21.8%      (0.4%)        --         --
        2.4%       2.9%       5.1%         --                  1.2%       1.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --                    --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                            MFS(R)
                                                                           INVESTORS
                                                                             TRUST
                                                                     SERIES--INITIAL CLASS
                                                       -------------------------------------------------
                                                        2004      2003       2002       2001      2000
                                                       -------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $24,302   $24,572   $ 22,189   $ 29,963   $29,503
Units Outstanding..................................      2,599     2,885      3,138      3,303     2,695
Variable Accumulation Unit Value...................    $  9.35   $  8.52   $   7.07   $   9.07   $ 10.95
Total Return.......................................       9.8%     20.5%     (22.1%)    (17.2%)    (1.5%)
Investment Income Ratio............................       0.6%      0.7%       0.6%       0.5%

SERIES II POLICIES (b)
Net Assets.........................................    $   368   $   340   $    260   $    231   $   102
Units Outstanding..................................         44        45         41         29        11
Variable Accumulation Unit Value...................    $  8.28   $  7.55   $   6.28   $   8.07   $  9.75
Total Return.......................................       9.6%     20.3%     (22.2%)    (17.2%)    (2.5%)
Investment Income Ratio............................       0.6%      0.7%       0.5%       0.4%

SERIES III POLICIES (c)
Net Assets.........................................    $ 6,024   $ 5,795   $  4,309   $  4,146   $   305
Units Outstanding..................................        740       780        698        522        32
Variable Accumulation Unit Value...................    $  8.14   $  7.43   $   6.18   $   7.94   $  9.60
Total Return.......................................       9.6%     20.2%     (22.2%)    (17.3%)    (4.0%)
Investment Income Ratio............................       0.6%      0.6%       0.5%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 1,319   $ 1,236   $    463   $     --   $    --
Units Outstanding..................................        123       126         57         --        --
Variable Accumulation Unit Value...................    $ 10.75   $  9.80   $   8.14   $     --   $    --
Total Return.......................................       9.8%     20.4%     (18.6%)        --        --
Investment Income Ratio............................       0.6%      0.6%         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $    91   $    74   $     --   $     --   $    --
Units Outstanding..................................          7         6         --         --        --
Variable Accumulation Unit Value...................    $ 13.62   $ 12.46   $     --   $     --   $    --
Total Return.......................................       9.3%     24.6%         --         --        --
Investment Income Ratio............................       0.6%      0.3%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $    --   $     --   $     --   $    --
Units Outstanding..................................         --        --         --         --        --
Variable Accumulation Unit Value...................    $    --   $    --   $     --   $     --   $    --
Total Return.......................................         --        --         --         --        --
Investment Income Ratio............................         --        --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                                          NEUBERGER
                                                                                                            BERMAN
                        MFS(R)                                       MFS(R)                                  AMT
                       RESEARCH                                    UTILITIES                               MID-CAP
                 SERIES--INITIAL CLASS                       SERIES--INITIAL CLASS                     GROWTH--CLASS I
    -----------------------------------------------   ------------------------------------   ------------------------------------
     2004      2003      2002      2001      2000      2004     2003      2002      2001      2004     2003      2002      2001
    -----------------------------------------------------------------------------------------------------------------------------
    $34,542   $33,395   $29,511   $46,896   $50,417   $1,792   $   870   $   299   $   135   $3,795   $ 4,336   $ 1,673   $   464
      3,422     3,779     4,107     4,857     4,054      155        97        45        15      390       511       249        48
    $ 10.09   $  8.84   $  7.19   $  9.66   $ 12.44   $11.57   $  9.01   $  6.72   $  8.83   $ 9.73   $  8.49   $  6.72   $  9.64
      14.2%     23.0%    (25.6%)   (22.4%)    (6.2%)   28.4%     34.0%    (23.8%)   (11.7%)   14.7%     26.3%    (30.3%)    (3.6%)
       1.1%      0.7%      0.3%        --               1.3%      1.7%      2.4%        --       --        --        --        --

    $   298   $   307   $   270   $   376   $   586   $   23   $    16   $    10   $    --   $   59   $    69   $    26   $     1
         42        49        53        55        66        2         2         1        --        6         8         4        --
    $  7.15   $  6.27   $  5.10   $  6.87   $  8.86   $13.61   $ 10.62   $  7.93   $ 10.43   $10.02   $  8.75   $  6.94   $  9.98
      14.1%     22.8%    (25.7%)   (22.5%)   (11.4%)   28.2%     33.8%    (23.9%)     4.3%    14.5%     26.1%    (30.4%)    (0.2%)
       1.1%      0.7%      0.3%        --               1.3%      2.1%      0.3%        --       --        --        --        --

    $ 6,554   $ 6,172   $ 4,401   $ 5,269   $ 1,516   $1,955   $ 1,138   $   390   $   258   $3,531   $ 3,204   $ 1,192   $   184
        958     1,029       900       801       179      180       134        62        31      350       364       171        18
    $  6.84   $  6.00   $  4.89   $  6.58   $  8.49   $10.87   $  8.49   $  6.35   $  8.35   $10.08   $  8.81   $  6.99   $ 10.05
      14.0%     22.7%    (25.7%)   (22.5%)   (15.1%)   28.1%     33.7%    (24.0%)   (16.5%)   14.5%     26.0%    (30.5%)     0.5%
       1.1%      0.6%      0.3%        --               1.4%      2.1%      3.0%        --       --        --        --        --

    $ 1,125   $ 1,035   $   357   $    --   $    --   $  132   $   104   $    41   $    --   $  672   $   619   $   156   $    --
        102       107        45        --        --        8         8         4        --       48        51        16        --
    $ 11.07   $  9.69   $  7.89   $    --   $    --   $17.50   $ 13.64   $ 10.18   $    --   $14.01   $ 12.22   $  9.68   $    --
      14.2%     22.9%    (21.1%)       --        --    28.3%     33.9%      1.8%        --    14.6%     26.2%     (3.2%)       --
       1.1%      0.6%        --        --               1.5%      2.2%        --        --       --        --        --        --

    $    27   $     8   $    --   $    --   $    --   $   44   $    15   $    --   $    --   $  110   $    82   $    --   $    --
          2         1        --        --        --        3         1        --        --        8         7        --        --
    $ 13.44   $ 11.82   $  9.65   $    --   $    --   $15.62   $ 12.22   $    --   $    --   $13.53   $ 11.85   $  9.42   $    --
      13.7%     22.5%     (3.5%)       --        --    27.8%     22.2%        --        --    14.2%     25.8%     (5.8%)       --
       0.5%      0.2%        --        --               1.3%        --        --        --       --        --        --        --

    $    --   $    --   $    --   $    --   $    --   $   --   $    --   $    --   $    --   $   --   $    --   $    --   $    --
         --        --        --        --        --       --        --        --        --       --        --        --        --
    $    --   $    --   $    --   $    --   $    --   $   --   $    --   $    --   $    --   $   --   $    --   $    --   $    --
         --        --        --        --        --       --        --        --        --       --        --        --        --
         --        --        --        --                 --        --        --        --       --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                         T. ROWE PRICE
                                                                             EQUITY
                                                                        INCOME PORTFOLIO
                                                       --------------------------------------------------
                                                         2004       2003       2002      2001      2000
                                                       --------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $144,311   $117,894   $ 89,634   $85,476   $42,484
Units Outstanding..................................      10,397      9,625      9,056     7,398     3,679
Variable Accumulation Unit Value...................    $  13.88   $  12.25   $   9.90   $ 11.55   $ 11.55
Total Return.......................................       13.3%      23.7%     (14.3%)       --     11.5%
Investment Income Ratio............................        1.6%       1.7%       1.7%      1.6%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,478   $  1,524   $  1,044   $   902   $   146
Units Outstanding..................................         112        130        110        81        13
Variable Accumulation Unit Value...................    $  13.24   $  11.70   $   9.47   $ 11.07   $ 11.08
Total Return.......................................       13.2%      23.6%     (14.5%)       --     10.8%
Investment Income Ratio............................        1.6%       1.7%       1.7%      1.6%

SERIES III POLICIES (c)
Net Assets.........................................    $ 50,653   $ 41,615   $ 22,371   $ 9,712   $    98
Units Outstanding..................................       3,910      3,633      2,412       895         9
Variable Accumulation Unit Value...................    $  12.95   $  11.45   $   9.27   $ 10.85   $ 10.86
Total Return.......................................       13.1%      23.5%     (14.5%)       --      8.6%
Investment Income Ratio............................        1.6%       1.8%       1.9%      1.9%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 13,286   $ 11,020   $  3,453   $    --   $    --
Units Outstanding..................................       1,154      1,084        420        --        --
Variable Accumulation Unit Value...................    $  11.51   $  10.17   $   8.22   $    --   $    --
Total Return.......................................       13.3%      23.7%     (17.8%)       --        --
Investment Income Ratio............................        1.6%       1.9%       3.1%        --

SERIES V POLICIES (e)
Net Assets.........................................    $    634   $    461   $    117   $    --   $    --
Units Outstanding..................................          54         45         14        --        --
Variable Accumulation Unit Value...................    $  11.68   $  10.36   $   8.41   $    --   $    --
Total Return.......................................       12.8%      23.2%     (15.9%)       --        --
Investment Income Ratio............................        1.6%       1.9%       2.7%        --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $    --   $    --
Units Outstanding..................................          --         --         --        --        --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $    --   $    --
Total Return.......................................          --         --         --        --        --
Investment Income Ratio............................          --         --         --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       VAN ECK                                         VAN KAMPEN
                      WORLDWIDE                                            UIF
                         HARD                                       EMERGING MARKETS
                        ASSETS                                       EQUITY--CLASS I
    ----------------------------------------------   -----------------------------------------------
     2004      2003      2002      2001      2000     2004      2003      2002      2001      2000
    ------------------------------------------------------------------------------------------------
    $19,773   $10,239   $ 6,351   $ 3,510   $4,929   $39,055   $33,055   $22,764   $25,016   $28,721
      1,271       805       714       378      469     3,076     3,161     3,213     3,172     3,358
    $ 15.55   $ 12.72   $  8.89   $  9.28   $10.51   $ 12.70   $ 10.46   $  7.09   $  7.89   $  8.55
      22.3%     43.1%     (4.2%)   (11.7%)    9.9%     21.4%     47.6%    (10.2%)    (7.7%)   (40.1%)
       0.3%      0.4%      0.5%      1.4%               0.7%        --        --        --

    $   292   $   190   $    49   $    29   $   25   $   164   $   697   $   109   $ 5,828   $    38
         19        15         6         3        2        18        92        21     1,019         6
    $ 15.41   $ 12.62   $  8.83   $  9.24   $10.48   $  9.15   $  7.55   $  5.12   $  5.72   $  6.21
      22.1%     42.8%     (4.3%)   (11.8%)    4.8%     21.2%     47.4%    (10.4%)    (7.9%)   (37.9%)
       0.3%      0.3%      0.3%      3.8%               0.6%        --        --        --

    $16,224   $ 5,745   $ 2,229   $   238   $   53   $ 7,050   $ 5,409   $ 2,432   $   594   $    54
      1,040       449       249        25        5       663       617       408        89         7
    $ 15.61   $ 12.79   $  8.96   $  9.37   $10.63   $ 10.63   $  8.77   $  5.96   $  6.64   $  7.22
      22.0%     42.8%     (4.4%)   (11.9%)    6.3%     21.2%     47.3%    (10.3%)    (8.0%)   (27.8%)
       0.3%      0.4%      0.2%      1.1%               0.7%        --        --        --

    $ 7,059   $ 1,461   $   326   $    --   $   --   $ 1,965   $ 1,279   $   456   $    --   $    --
        480       121        39        --       --       139       110        58        --        --
    $ 14.71   $ 12.04   $  8.42   $    --   $   --   $ 14.10   $ 11.62   $  7.88   $    --   $    --
      22.2%     43.0%    (15.8%)       --       --     21.3%     47.5%    (21.2%)       --        --
       0.2%      0.3%        --        --               0.7%        --        --        --

    $   371   $    63   $    --   $    --   $   --   $    57   $    19   $    --   $    --   $    --
         20         4        --        --       --         3         1        --        --        --
    $ 18.55   $ 15.24   $    --   $    --   $   --   $ 18.07   $ 14.95   $    --   $    --   $    --
      21.7%     52.4%        --        --       --     20.9%     49.5%        --        --        --
       0.1%        --        --        --               0.7%        --        --        --

    $ 4,069   $   348   $    --   $    --   $   --   $    --   $    --   $    --   $    --   $    --
        249        26        --        --       --        --        --        --        --        --
    $ 16.35   $ 13.42   $    --   $    --   $   --   $    --   $    --   $    --   $    --   $    --
      21.8%     34.2%        --        --       --        --        --        --        --        --
       0.1%        --        --        --                 --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                          MAINSTAY VP
                                                       MAINSTAY VP          CAPITAL          MAINSTAY VP
                                                          BOND--         APPRECIATION--     COMMON STOCK--
                                                      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                     ----------------   ----------------   ----------------
                                                      2004      2003     2004      2003     2004      2003
                                                     ------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $ 7,474   $2,929   $ 7,459   $2,760   $ 4,810   $1,842
Units Outstanding..................................      737      296       653      248       387      162
Variable Accumulation Unit Value...................  $ 10.15   $ 9.91   $ 11.42   $11.15   $ 12.44   $11.40
Total Return.......................................     2.4%    (0.9%)     2.5%    11.5%      9.1%    14.0%
Investment Income Ratio............................     4.8%    13.3%      0.1%     0.5%      1.6%     3.7%

SERIES II POLICIES (b)
Net Assets.........................................  $     5   $   --   $     6   $   --   $    --   $   --
Units Outstanding..................................        1       --         1       --        --       --
Variable Accumulation Unit Value...................  $ 10.02   $   --   $ 10.31   $   --   $ 10.00   $   --
Total Return.......................................     0.2%       --      3.1%       --        --       --
Investment Income Ratio............................    48.1%       --      0.8%       --        --       --

SERIES III POLICIES (c)
Net Assets.........................................  $19,603   $6,344   $16,081   $5,334   $10,274   $3,094
Units Outstanding..................................    1,936      640     1,396      474       832      273
Variable Accumulation Unit Value...................  $ 10.12   $ 9.91   $ 11.52   $11.26   $ 12.34   $11.34
Total Return.......................................     2.2%    (0.9%)     2.2%    12.6%      8.9%    13.4%
Investment Income Ratio............................     4.8%    17.1%      0.1%     0.6%      1.7%     4.1%

SERIES IV POLICIES (d)
Net Assets.........................................  $16,738   $5,867   $10,571   $4,522   $10,070   $3,340
Units Outstanding..................................    1,649      592       926      406       810      293
Variable Accumulation Unit Value...................  $ 10.15   $ 9.92   $ 11.41   $11.14   $ 12.43   $11.40
Total Return.......................................     2.3%    (0.8%)     2.4%    11.4%      9.0%    14.0%
Investment Income Ratio............................     5.0%    15.6%      0.1%     0.5%      1.7%     3.4%

SERIES V POLICIES (e)
Net Assets.........................................  $ 1,362   $  407   $   429   $   86   $   213   $   38
Units Outstanding..................................      136       41        38        8        17        3
Variable Accumulation Unit Value...................  $ 10.02   $ 9.83   $ 11.20   $10.98   $ 12.29   $11.32
Total Return.......................................     1.9%    (1.7%)     2.0%     9.8%      8.6%    13.2%
Investment Income Ratio............................     5.2%    14.8%      0.1%     1.3%      1.6%     2.4%

SERIES VI POLICIES (f)
Net Assets.........................................  $ 9,200   $3,343   $ 8,794   $2,186   $ 5,161   $1,484
Units Outstanding..................................      912      338       774      197       417      130
Variable Accumulation Unit Value...................  $ 10.09   $ 9.89   $ 11.36   $11.12   $ 12.37   $11.38
Total Return.......................................     2.0%    (1.1%)     2.1%    11.2%      8.7%    13.8%
Investment Income Ratio............................     5.2%    14.5%      0.1%     0.5%      1.8%     3.4%

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                             MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP         HIGH YIELD        INTERNATIONAL       MAINSTAY VP
     CONVERTIBLE--       GOVERNMENT--     CORPORATE BOND--        EQUITY--        MID CAP CORE--
     SERVICE CLASS      SERVICE CLASS       SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   -----------------   ----------------   ----------------
     2004      2003     2004      2003     2004      2003      2004      2003     2004      2003
    ---------------------------------------------------------------------------------------------
    $10,142   $3,817   $ 6,080   $2,651   $33,434   $10,501   $ 5,975   $1,340   $ 5,876   $1,477
        884      347       614      272     2,643       920       441      114       414      125
    $ 11.48   $10.99   $  9.91   $ 9.75   $ 12.65   $ 11.41   $ 13.55   $11.74   $ 14.19   $11.80
       4.4%     9.9%      1.6%    (2.5%)    10.9%     14.1%     15.4%    17.4%     20.2%    18.0%
       2.4%     8.3%      5.6%    14.3%     10.1%     26.0%      1.3%     6.9%      0.5%     1.2%

    $    24   $   --   $     5   $   --   $    64   $    --   $     8   $   --   $    11   $   --
          2       --        --       --         6        --         1       --         1       --
    $ 10.11   $   --   $ 10.01   $   --   $ 10.18   $    --   $ 10.19   $   --   $ 10.19   $   --
       1.1%       --      0.1%       --      1.8%        --      1.9%       --      1.9%       --
      58.1%       --     86.3%       --     87.4%        --     10.9%       --      3.1%       --

    $23,424   $7,798   $12,875   $4,087   $94,871   $28,302   $16,793   $2,933   $13,092   $2,774
      2,039      707     1,310      422     7,556     2,495     1,262      254       931      237
    $ 11.49   $11.03   $  9.83   $ 9.69   $ 12.56   $ 11.35   $ 13.30   $11.55   $ 14.06   $11.72
       4.2%    10.3%      1.4%    (3.1%)    10.7%     13.5%     15.2%    15.5%     20.0%    17.2%
       2.5%     9.0%      5.7%    18.2%     10.2%     30.0%      1.4%     8.0%      0.5%     1.4%

    $20,014   $7,040   $11,256   $4,147   $76,786   $25,512   $13,748   $2,849   $10,128   $2,677
      1,754      644     1,136      425     6,041     2,224     1,027      246       719      228
    $ 11.41   $10.94   $  9.91   $ 9.76   $ 12.71   $ 11.47   $ 13.38   $11.60   $ 14.09   $11.73
       4.3%     9.4%      1.6%    (2.4%)    10.8%     14.7%     15.4%    16.0%     20.1%    17.3%
       2.5%     8.5%      5.6%    16.5%     10.0%     26.4%      1.3%     6.6%      0.5%     1.2%

    $ 1,466   $  533   $   706   $  421   $ 8,737   $ 2,901   $   684   $   78   $   656   $  183
        129       49        72       43       697       255        53        7        47       16
    $ 11.34   $10.91   $  9.85   $ 9.74   $ 12.54   $ 11.36   $ 12.96   $11.28   $ 14.09   $11.78
       3.9%     9.1%      1.2%    (2.6%)    10.4%     13.6%     14.9%    12.8%     19.7%    17.8%
       2.4%     9.5%      5.1%    14.0%     10.2%     27.0%      1.5%    11.7%      0.5%     3.0%

    $12,642   $3,430   $ 4,800   $1,800   $39,920   $ 9,211   $ 7,562   $1,381   $ 7,802   $1,319
      1,120      316       487      185     3,173       809       578      121       560      113
    $ 11.28   $10.85   $  9.85   $ 9.73   $ 12.58   $ 11.39   $ 13.08   $11.37   $ 13.94   $11.64
       4.0%     8.5%      1.3%    (2.7%)    10.5%     13.9%     15.0%    13.7%     19.8%    16.4%
       2.8%     9.2%      5.6%    16.2%     11.7%     29.6%      1.5%     7.6%      0.6%     1.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                       MAINSTAY VP                            MAINSTAY VP
                                                         MID CAP          MAINSTAY VP           S&P 500
                                                         GROWTH--       MID CAP VALUE--         INDEX--
                                                      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS
                                                     ----------------   ----------------   -----------------
                                                      2004      2003     2004      2003     2004      2003
                                                     -------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $ 9,510   $2,376   $ 9,220   $2,399   $20,964   $ 6,828
Units Outstanding..................................      653      197       688      207     1,713       606
Variable Accumulation Unit Value...................  $ 14.56   $12.07   $ 13.41   $11.60   $ 12.24   $ 11.26
Total Return.......................................    20.6%    20.7%     15.6%    16.0%      8.7%     12.6%
Investment Income Ratio............................       --       --      1.1%     3.4%      2.1%      4.6%

SERIES II POLICIES (b)
Net Assets.........................................  $     5   $   --   $    34   $   --   $    16   $    --
Units Outstanding..................................        1       --         3       --         2        --
Variable Accumulation Unit Value...................  $ 10.24   $   --   $ 10.29   $   --   $ 10.25   $    --
Total Return.......................................     2.4%       --      2.9%       --      2.5%        --
Investment Income Ratio............................       --       --      7.1%       --     17.1%        --

SERIES III POLICIES (c)
Net Assets.........................................  $21,257   $5,125   $25,830   $6,443   $51,775   $13,604
Units Outstanding..................................    1,494      434     1,910      550     4,261     1,215
Variable Accumulation Unit Value...................  $ 14.23   $11.82   $ 13.52   $11.72   $ 12.15   $ 11.20
Total Return.......................................    20.4%    18.2%     15.4%    17.2%      8.5%     12.0%
Investment Income Ratio............................       --       --      1.0%     3.8%      2.1%      5.6%

SERIES IV POLICIES (d)
Net Assets.........................................  $17,454   $5,111   $21,168   $5,125   $38,290   $11,688
Units Outstanding..................................    1,224      432     1,580      442     3,132     1,038
Variable Accumulation Unit Value...................  $ 14.26   $11.83   $ 13.40   $11.59   $ 12.23   $ 11.26
Total Return.......................................    20.5%    18.3%     15.6%    15.9%      8.6%     12.6%
Investment Income Ratio............................       --       --      1.1%     3.5%      2.1%      4.6%

SERIES V POLICIES (e)
Net Assets.........................................  $   854   $  186   $   833   $  122   $ 2,782   $ 1,344
Units Outstanding..................................       61       16        63       11       229       120
Variable Accumulation Unit Value...................  $ 13.94   $11.61   $ 13.25   $11.51   $ 12.16   $ 11.24
Total Return.......................................    20.1%    16.1%     15.1%    15.1%      8.2%     12.4%
Investment Income Ratio............................       --       --      1.2%     4.3%      1.8%      5.1%

SERIES VI POLICIES (f)
Net Assets.........................................  $11,705   $2,941   $14,398   $2,519   $18,986   $ 4,649
Units Outstanding..................................      808      244     1,080      218     1,560       414
Variable Accumulation Unit Value...................  $ 14.48   $12.05   $ 13.33   $11.57   $ 12.17   $ 11.24
Total Return.......................................    20.2%    20.5%     15.2%    15.7%      8.3%     12.4%
Investment Income Ratio............................       --       --      1.3%     3.8%      2.2%      5.0%

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

      MAINSTAY VP                                               MAINSTAY VP         MAINSTAY VP
       SMALL CAP         MAINSTAY VP        MAINSTAY VP       AMERICAN CENTURY     DREYFUS LARGE
        GROWTH--        TOTAL RETURN--        VALUE--        INCOME & GROWTH--    COMPANY VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
    ----------------   ----------------   ----------------   ------------------   ----------------
     2004      2003     2004      2003     2004      2003      2004      2003      2004      2003
    ----------------------------------------------------------------------------------------------
    $ 7,815   $2,355   $ 5,622   $1,835   $ 8,003   $2,572   $ 2,450    $  503    $ 3,119   $  821
        593      192       501      171       633      223       200        45        251       73
    $ 13.17   $12.24   $ 11.23   $10.73   $ 12.64   $11.55   $ 12.27    $11.07    $ 12.40   $11.32
       7.6%    22.4%      4.6%     7.3%      9.5%    15.5%     10.8%     10.7%       9.6%    13.2%
         --       --      2.2%     6.8%      1.4%     5.3%      2.8%      5.6%       1.2%     2.7%

    $     6   $   --   $     1   $   --   $     6   $   --   $    13    $   --    $    --   $   --
          1       --        --       --         1       --         1        --         --       --
    $ 10.30   $   --   $ 10.11   $   --   $ 10.21   $   --   $ 10.14    $   --    $ 10.00   $   --
       3.0%       --      1.1%       --      2.1%       --      1.4%        --         --       --
         --       --        --       --     15.5%       --     63.6%        --         --       --

    $16,734   $4,735   $13,524   $4,276   $19,389   $5,058   $ 5,324    $1,437    $ 6,678   $1,807
      1,265      384     1,209      399     1,546      440       423       126        541      160
    $ 13.23   $12.32   $ 11.19   $10.71   $ 12.54   $11.48   $ 12.59    $11.38    $ 12.34   $11.29
       7.4%    23.2%      4.4%     7.1%      9.2%    14.8%     10.6%     13.8%       9.3%    12.9%
         --       --      2.1%     8.3%      1.4%     6.3%      2.6%      6.1%       1.1%     2.9%

    $14,487   $4,235   $ 8,502   $3,248   $14,111   $4,598   $ 5,136    $1,389    $ 5,699   $2,039
      1,122      353       749      299     1,101      392       410       123        461      181
    $ 12.91   $12.01   $ 11.35   $10.86   $ 12.82   $11.72   $ 12.53    $11.32    $ 12.37   $11.29
       7.6%    20.1%      4.6%     8.6%      9.4%    17.2%     10.8%     13.2%       9.5%    12.9%
         --       --      2.1%     7.6%      1.4%     5.3%      2.5%      5.3%       1.1%     2.8%

    $   635   $   93   $   487   $  159   $   544   $  160   $   292    $   24    $   551   $  133
         51        8        44       15        43       14        24         2         45       12
    $ 12.54   $11.71   $ 11.01   $10.57   $ 12.51   $11.48   $ 12.35    $11.19    $ 12.22   $11.21
       7.1%    17.1%      4.2%     5.7%      9.0%    14.8%     10.3%     11.9%       9.1%    12.1%
         --       --      2.2%    10.4%      1.3%     7.5%      3.0%      4.4%       1.2%     5.2%

    $ 9,643   $2,201   $ 6,070   $2,168   $ 8,534   $2,127   $ 3,499    $  600    $ 3,804   $  907
        736      180       552      205       679      185       282        53        309       80
    $ 13.10   $12.21   $ 11.01   $10.56   $ 12.57   $11.52   $ 12.40    $11.23    $ 12.32   $11.28
       7.2%    22.1%      4.3%     5.6%      9.1%    15.2%     10.4%     12.3%       9.2%    12.8%
         --       --      2.1%     7.3%      1.5%     5.9%      3.2%      5.3%       1.0%     2.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                           MAINSTAY VP
                                           EAGLE ASSET             MAINSTAY VP
                                            MANAGEMENT             LORD ABBETT            ALGER AMERICAN         COLONIAL SMALL
                                              GROWTH                DEVELOPING                SMALL              CAP VALUE FUND,
                                             EQUITY--                GROWTH--            CAPITALIZATION--       VARIABLE SERIES--
                                          SERVICE CLASS           SERVICE CLASS           CLASS S SHARES             CLASS B
                                        ------------------      ------------------      ------------------      -----------------
                                         2004        2003        2004        2003        2004        2003             2004
                                        -----------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets........................      $2,041      $  820      $1,949      $  637      $2,923      $  671           $  521
Units Outstanding.................         191          74         161          55         210          55               49
Variable Accumulation Unit
  Value...........................      $10.67      $11.11      $12.11      $11.63      $13.95      $12.16           $10.61
Total Return......................       (3.9%)      11.1%        4.1%       16.3%       14.7%       21.6%             6.1%
Investment Income Ratio...........        0.1%        0.4%          --          --          --          --             5.0%

SERIES II POLICIES (b)
Net Assets........................      $   --      $   --      $    3      $   --      $    7      $   --           $    7
Units Outstanding.................          --          --          --          --           1          --                1
Variable Accumulation Unit
  Value...........................      $10.00      $   --      $10.00      $   --      $10.41      $   --           $10.26
Total Return......................          --          --          --          --        4.1%          --             2.6%
Investment Income Ratio...........          --          --          --          --          --          --             2.4%

SERIES III POLICIES (c)
Net Assets........................      $6,358      $2,737      $4,769      $1,458      $6,286      $1,576           $  304
Units Outstanding.................         598         247         400         127         452         130               29
Variable Accumulation Unit
  Value...........................      $10.63      $11.08      $11.92      $11.47      $13.90      $12.15           $10.57
Total Return......................       (4.1%)      10.8%        3.9%       14.7%       14.4%       21.5%             5.7%
Investment Income Ratio...........          --        0.4%          --          --          --          --             5.7%

SERIES IV POLICIES (d)
Net Assets........................      $5,116      $2,233      $4,310      $1,358      $5,993      $1,594           $  431
Units Outstanding.................         480         201         357         117         432         132               41
Variable Accumulation Unit
  Value...........................      $10.65      $11.09      $12.09      $11.62      $13.88      $12.11           $10.54
Total Return......................       (4.0%)      10.9%        4.1%       16.2%       14.6%       21.1%             5.4%
Investment Income Ratio...........          --        0.3%          --          --          --          --             5.6%

SERIES V POLICIES (e)
Net Assets........................      $  272      $   60      $  170      $   64      $  241      $   22           $   --
Units Outstanding.................          26           6          14           6          18           2               --
Variable Accumulation Unit
  Value...........................      $10.30      $10.77      $11.83      $11.41      $13.65      $11.96           $10.00
Total Return......................       (4.3%)       7.7%        3.6%       14.1%       14.2%       19.6%               --
Investment Income Ratio...........        0.1%        0.5%          --          --          --          --               --

SERIES VI POLICIES (f)
Net Assets........................      $2,723      $1,265      $2,228      $  721      $2,848      $  495           $  286
Units Outstanding.................         257         114         182          61         205          41               27
Variable Accumulation Unit
  Value...........................      $10.59      $11.06      $12.21      $11.77      $13.88      $12.15           $10.54
Total Return......................       (4.2%)      10.6%        3.7%       17.7%       14.3%       21.5%             5.4%
Investment Income Ratio...........        0.1%        0.3%          --          --          --          --             5.6%

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

      DREYFUS IP                                                                              JANUS ASPEN
      TECHNOLOGY     FIDELITY(R) VIP  FIDELITY(R) VIP  FIDELITY(R) VIP     JANUS ASPEN     SERIES WORLDWIDE
       GROWTH--      CONTRAFUND(R)--  EQUITY-INCOME--     MID CAP--     SERIES BALANCED--      GROWTH--
    SERVICE SHARES   SERVICE CLASS 2  SERVICE CLASS 2  SERVICE CLASS 2   SERVICE SHARES     SERVICE SHARES
    ---------------  ---------------  ---------------  ---------------  -----------------  -----------------
     2004     2003    2004     2003    2004     2003    2004     2003     2004     2003     2004      2003
    --------------------------------------------------------------------------------------------------------
    $3,225   $1,226  $12,675  $3,715  $10,243  $2,888  $28,222  $2,237  $10,378   $4,308   $3,533    $1,398
       277      104      955     318      810     251    2,037     199      924      410      297       121
    $11.63   $11.77  $ 13.27  $11.69  $ 12.64  $11.53  $ 13.85  $11.27  $ 11.23   $10.52   $11.88    $11.53
     (1.2%)   17.7%    13.6%   16.9%     9.7%   15.3%    22.9%   12.7%     6.8%     5.2%     3.1%     15.3%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     3.4%     1.1%      0.9%

    $   --   $   --  $    30  $   --  $    10  $   --  $    88  $    1  $     9   $   --   $   --    $   --
        --       --        3      --        1      --        7      --        1       --       --        --
    $10.00   $   --  $ 10.26  $   --  $ 10.16  $   --  $ 12.48  $10.17  $ 10.23   $   --   $10.00    $   --
        --       --     2.6%      --     1.6%      --    22.7%    1.7%     2.3%       --       --        --
        --       --       --      --       --      --       --      --    28.9%       --       --        --

    $7,184   $2,883  $29,756  $7,143  $23,055  $5,733  $21,172  $1,207  $21,340   $8,228   $7,463    $2,542
       624      247    2,266     616    1,852     504    1,537     107    1,895      779      634       222
    $11.52   $11.67  $ 13.13  $11.59  $ 12.45  $11.37  $ 13.78  $11.23  $ 11.26   $10.57   $11.78    $11.45
     (1.4%)   16.7%    13.3%   15.9%     9.5%   13.7%    22.7%   12.3%     6.6%     5.7%     2.9%     14.5%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     4.1%     1.1%      1.0%

    $5,905   $2,684  $26,881  $5,521  $19,399  $4,827  $14,301  $1,082  $20,968   $7,590   $6,067    $2,226
       512      230    2,004     467    1,542     421    1,020      95    1,869      722      515       195
    $11.54   $11.68  $ 13.41  $11.82  $ 12.58  $11.48  $ 14.02  $11.41  $ 11.22   $10.51   $11.79    $11.44
     (1.2%)   16.8%    13.5%   18.2%     9.6%   14.8%    22.9%   14.1%     6.7%     5.1%     3.0%     14.4%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     3.6%     1.1%      0.9%

    $  208   $  100  $ 1,800  $  316  $ 2,305  $  823  $ 1,071  $   39  $ 1,132   $  441   $  380    $   22
        18        9      139      28      183      71       81       4      101       42       33         2
    $11.45   $11.64  $ 12.97  $11.48  $ 12.60  $11.54  $ 13.18  $10.77  $ 11.16   $10.50   $11.61    $11.31
     (1.6%)   16.4%    13.0%   14.8%     9.2%   15.4%    22.4%    7.7%     6.3%     5.0%     2.6%     13.1%
        --       --     0.1%      --     0.8%      --       --      --     2.7%     3.4%     1.4%      1.2%

    $2,927   $1,302  $15,263  $2,520  $14,146  $2,977  $ 9,297  $  499  $11,228   $4,069   $2,880    $  983
       255      112    1,174     219    1,131     260      664      44    1,004      387      250        88
    $11.48   $11.65  $ 13.00  $11.49  $ 12.51  $11.44  $ 14.00  $11.43  $ 11.18   $10.51   $11.54    $11.23
     (1.5%)   16.5%    13.2%   14.9%     9.3%   14.4%    22.5%   14.3%     6.4%     5.1%     2.7%     12.3%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     3.5%     1.2%      0.9%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                              MFS(R) INVESTORS             MFS(R)                  MFS(R)
                                               TRUST SERIES--        RESEARCH SERIES--       UTILITIES SERIES--
                                               SERVICE CLASS           SERVICE CLASS            SERVICE CLASS
                                             ------------------      ------------------      -------------------
                                              2004        2003        2004        2003        2004         2003
                                             -------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.............................      $  833      $  135      $  930      $  382      $15,141      $    3
Units Outstanding......................          70          12          74          35        1,092          --
Variable Accumulation Unit Value.......      $11.91      $10.86      $12.56      $11.02      $ 13.86      $10.83
Total Return...........................        9.6%        8.6%       14.0%       10.2%        28.0%        8.3%
Investment Income Ratio................        0.3%          --        0.8%          --           --          --

SERIES II POLICIES (b)
Net Assets.............................      $   --      $   --      $   --      $   --      $   154      $   --
Units Outstanding......................          --          --          --          --           12          --
Variable Accumulation Unit Value.......      $10.00      $   --      $10.00      $   --      $ 12.45      $   --
Total Return...........................          --          --          --          --        24.5%          --
Investment Income Ratio................          --          --          --          --           --          --

SERIES III POLICIES (c)
Net Assets.............................      $  874      $  314      $1,616      $  637      $11,129      $   80
Units Outstanding......................          73          29         130          58          763           7
Variable Accumulation Unit Value.......      $11.96      $10.94      $12.45      $10.95      $ 14.58      $11.41
Total Return...........................        9.4%        9.4%       13.7%        9.5%        27.8%       14.1%
Investment Income Ratio................        0.4%          --        0.8%          --         0.1%          --

SERIES IV POLICIES (d)
Net Assets.............................      $1,095      $  469      $1,604      $  460      $ 6,513      $   63
Units Outstanding......................          91          43         131          43          444           5
Variable Accumulation Unit Value.......      $12.02      $10.97      $12.25      $10.75      $ 14.67      $11.46
Total Return...........................        9.5%        9.7%       13.9%        7.5%        28.0%       14.6%
Investment Income Ratio................        0.4%          --        0.7%          --         0.1%          --

SERIES V POLICIES (e)
Net Assets.............................      $   39      $   13      $   26      $   15      $   417      $   11
Units Outstanding......................           3           1           2           1           28           1
Variable Accumulation Unit Value.......      $11.91      $10.92      $12.54      $11.05      $ 14.66      $11.50
Total Return...........................        9.1%        9.2%       13.4%       10.5%        27.5%       15.0%
Investment Income Ratio................        0.3%          --        0.8%          --         0.2%          --

SERIES VI POLICIES (f)
Net Assets.............................      $  783      $  187      $  856      $  279      $ 6,561      $    1
Units Outstanding......................          66          17          68          25          451          --
Variable Accumulation Unit Value.......      $11.88      $10.88      $12.64      $11.13      $ 14.54      $11.39
Total Return...........................        9.2%        8.8%       13.6%       11.3%        27.6%       13.9%
Investment Income Ratio................        0.3%          --        0.7%          --           --          --

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

        NEUBERGER                                      VAN KAMPEN UIF       VICTORY VIF
     BERMAN AMT MID-           T. ROWE PRICE              EMERGING          DIVERSIFIED
       CAP GROWTH--            EQUITY INCOME          MARKETS EQUITY--        STOCK--
         CLASS S               PORTFOLIO--II              CLASS II         CLASS A SHARES
    ------------------      -------------------      ------------------    --------------
     2004        2003        2004         2003        2004        2003          2004
    -------------------------------------------------------------------------------------
    $1,365      $    6      $ 9,680      $2,506      $2,225      $  424        $2,061
       109           1          765         224         134          31           184
    $12.48      $10.91      $ 12.66      $11.20      $16.63      $13.71        $11.19
     14.4%        9.1%        13.0%       12.0%       21.3%       37.1%         11.9%
        --          --         1.6%        2.1%        0.7%          --          1.6%

    $    2      $   --      $    16      $   --      $    1      $   --        $   --
        --          --            2          --          --          --            --
    $10.67      $   --      $ 10.33      $   --      $10.67      $   --        $10.00
      6.7%          --         3.3%          --        6.7%          --            --
        --          --         4.8%          --          --          --            --

    $1,635      $  105      $26,791      $5,783      $4,867      $1,422        $1,176
       130          10        2,128         518         305         108           106
    $12.54      $10.98      $ 12.59      $11.16      $15.98      $13.20        $11.08
     14.2%        9.8%        12.8%       11.6%       21.0%       32.0%         10.8%
        --          --         1.6%        2.4%        0.7%          --          1.5%

    $1,505      $  269      $24,618      $5,370      $4,745      $  729        $1,599
       116          24        1,941         478         287          53           147
    $12.95      $11.32      $ 12.68      $11.23      $16.55      $13.65        $10.90
     14.4%       13.2%        13.0%       12.3%       21.2%       36.5%          9.0%
        --          --         1.6%        2.3%        0.7%          --          1.8%

    $  307      $   82      $ 2,966      $  933      $   73      $   --        $   13
        24           7          237          84           6          --             1
    $12.67      $11.12      $ 12.53      $11.13      $12.76      $10.57        $10.85
     13.9%       11.2%        12.5%       11.3%       20.7%        5.7%          8.5%
        --          --         1.6%        2.5%        0.9%          --          2.0%

    $  970      $   56      $15,499      $3,257      $2,312      $  297        $1,007
        76           5        1,233         292         144          22            91
    $12.69      $11.13      $ 12.57      $11.16      $16.01      $13.25        $11.06
     14.0%       11.3%        12.6%       11.6%       20.9%       32.5%         10.6%
        --          --         1.7%        2.4%        0.9%          --          2.2%

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable
Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Bond - Initial Class, MainStay VP Capital Appreciation--Initial Class, MainStay VP Cash Management, MainStay VP Common Stock--Initial Class, MainStay VP Convertible--Initial Class, MainStay VP Government--Initial Class, MainStay VP High Yield Corporate Bond--Initial Class, MainStay VP International Equity--Initial Class, MainStay VP Mid Cap Core--Initial Class, MainStay VP Mid Cap Growth--Initial Class, MainStay VP Mid Cap Value--Initial Class, MainStay VP S&P 500 Index--Initial Class, MainStay VP Small Cap Growth--Initial Class, MainStay VP Total Return-- Initial Class, MainStay VP Value--Initial Class, MainStay VP American Century Income & Growth-- Initial Class, MainStay VP Dreyfus Large Company Value--Initial Class, MainStay VP Eagle Asset Management Growth Equity--Initial Class, MainStay VP Lord Abbett Developing Growth--Initial Class, Alger American Small Capitalization--Class O Shares, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, Dreyfus IP Technology Growth--Initial Shares, Fidelity(R) VIP Contrafund(R)--Initial Class, Fidelity(R) VIP Equity-Income--Initial Class, Janus Aspen Series Balanced--Institutional Shares, Janus Aspen Series Worldwide Growth--Institutional Shares, MFS(R) Investors Trust Series--Initial Class, MFS(R) Research Series--Initial Class, MFS(R) Utilities Series--Initial Class, Neuberger Berman AMT Mid-Cap Growth--Class I,
T. Rowe Price Equity Income Portfolio, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Equity--Class I, MainStay VP Bond--Service Class, MainStay VP Capital Appreciation--Service Class, MainStay VP Common Stock--Service Class, MainStay VP Convertible--Service Class, MainStay VP Government--Service Class, MainStay VP High Yield Corporate Bond--Service Class, MainStay VP International Equity--Service Class, MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, MainStay VP Mid Cap Value--Service Class, MainStay VP S&P 500 Index--Service Class, MainStay VP Small Cap Growth--Service Class, MainStay VP Total Return--Service Class, MainStay VP Value--Service Class, MainStay VP American Century Income & Growth--Service Class, MainStay VP Dreyfus Large Company Value--Service Class, MainStay VP Eagle Asset Management Growth Equity--Service Class, MainStay VP Lord Abbett Developing Growth--Service Class, Alger American Small Capitalization--Class S Shares, Colonial Small Cap Value Fund, Variable Series--Class B, Dreyfus IP Technology Growth--Service Shares, Fidelity(R) VIP Contrafund(R)--Service Class 2, Fidelity(R) VIP Equity-Income--Service Class 2, Fidelity(R) Mid Cap--Service Class 2, Janus Aspen Series Balanced--Service Shares, Janus Aspen Series Worldwide Growth--Service Shares, MFS(R) Investors Trust Series--Service Class, MFS(R) Research Series--Service Class, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth--Class S, T. Rowe Price Equity Income Portfolio-II, Van Kampen UIF Emerging Markets Equity--Class II and Victory VIF Diversified Stock--Class A Shares Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-III) at December 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of Public Company Accounting Oversight Board (United States). Those Standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, New York
February 18, 2005

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